UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
                             BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Semi-Annual Shareholder Report — June 30, 2025

BPRIX-06/25-SAR

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Semi-Annual Shareholder Report — June 30, 2025

BPRAX-06/25-SAR

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$100	1.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Semi-Annual Shareholder Report — June 30, 2025

BPRCX-06/25-SAR

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,833,155,966
Number of Portfolio Holdings...
287
Portfolio Turnover Rate...
101%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
81.4%
U.S. Government Sponsored Agency Securities...
10.1
Asset-Backed Securities...
2.8
Foreign Government Obligations...
2.3
Non-Agency Mortgage-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Corporate Bonds...
0.6
Investment Companies...
0.3
Common Stocks...
0.1Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
3.7%
AA/Aa...
89.4
A...
0.5
BBB/Baa...
1.6
BB/Ba...
0.4
B...
0.1
N/R...
4.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Semi-Annual Shareholder Report — June 30, 2025

BPLBX-06/25-SAR

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Semi-Annual Shareholder Report — June 30, 2025

BSIIX-06/25-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Semi-Annual Shareholder Report — June 30, 2025

BASIX-06/25-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Semi-Annual Shareholder Report — June 30, 2025

BSICX-06/25-SAR

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$42,535,460,096
Number of Portfolio Holdings...
8,235
Portfolio Turnover Rate...
498%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
28.6%
Corporate Bonds...
24.6
Foreign Government Obligations...
13.3
Asset-Backed Securities...
10.9
Non-Agency Mortgage-Backed Securities...
9.3
Floating Rate Loan Interests...
4.1
U.S. Treasury Obligations...
2.5
Common Stocks...
1.8
Municipal Bonds...
1.2
Preferred Securities...
1.2
OtherFootnote Reference(b)...
2.5
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
7.9%
AA/Aa...
36.0
A...
8.8
BBB/Baa...
12.5
BB/Ba...
9.7
B...
6.7
CCC/Caa...
1.4
CC/Ca...
0.2
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
16.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Semi-Annual Shareholder Report — June 30, 2025

BSIKX-06/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.00%,
05/17/41
(a) (b)
............... USD 2,368 $ 2,374,455
United States — 3.3%
(a)
AMSR Trust
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,964,832
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,444,949
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,930,201
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,807,347
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,821,591
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,840 3,664,806
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,606 3,268,244
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 782 715,406
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,848,855
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 681 646,187
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,770,531
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,389,030
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 980,108
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,871,888
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,280,004
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,739,601
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,913,099
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,961,238
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,800,886
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,396,358
60,215,161
Total Asset-Backed Securities — 3.4%
(Cost: $ 65,305,739 ) .............................. 62,589,616
Shares
Shares
Common Stocks
China — 0.0%
Sunac China Holdings Ltd.
(c)
...... 23,520 4,302
Security
Shares
Shares Value
United States — 0.0%
Blackstone Mortgage Trust, Inc. , Class
A
(d)
..................... 20,000 $ 385,000
Invitation Homes, Inc. ........... 15,000 492,000
877,000
Total Common Stocks — 0.0%
(Cost: $ 1,266,356 ) .............................. 881,302
Par (000)
Pa r (000)
Corporate Bonds
Brazil — 0.2%
Embraer Netherlands Finance BV ,
5.98% , 02/11/35 ............ USD 410 421,090
Raizen Fuels Finance SA
6.25% , 07/08/32
(a)
........... 562 556,380
6.45% , 03/05/34
(e)
........... 287 285,714
Suzano Austria GmbH , Series DM3N ,
3.13% , 01/15/32 ............ 703 616,879
Vale Overseas Ltd. , 6.40% , 06/28/54 . 856 836,749
2,716,812
Chile — 0.0%
AES Andes SA , 6.30% , 03/15/29
(e)
.. 400 409,382
China — 0.1%
(e)
China Aoyuan Group Ltd. , 6.20% ,
03/24/26
(c) (f)
................ 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88% , 01/09/23
(c) (f)
......... 345 9,488
KWG Group Holdings Ltd. , 5.95% ,
08/10/25
(c) (f)
................ 545 35,425
Powerlong Real Estate Holdings Ltd. ,
6.25% , 08/10/24
(c) (f)
.......... 345 25,530
Prosus NV , 4.19% , 01/19/32 ...... 898 838,508
Sunac China Holdings Ltd.
(c)(f)
6.00% , 09/30/26 ............ 51 6,213
6.25% , 09/30/27 ............ 51 6,228
6.50% , 09/30/27 ............ 103 12,487
6.75% , ( 6.75 % Cash or 6.75 % PIK),
09/30/28
(g)
.............. 155 18,776
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29
(g)
.............. 155 18,822
7.25% , 09/30/30 ............ 73 8,863
Yango Justice International Ltd. , 8.25% ,
11/25/24
(c) (f)
................ 545 681
Yuzhou Group Holdings Co. Ltd. ,
6.35% , 01/13/27
(c) (f)
.......... 345 24,150
1,013,346
Colombia — 0.0%
SURA Asset Management SA , 6.35% ,
05/13/32
(a)
................ 400 420,960
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63% ,
07/17/27
(e)
................ 545 543,638
Indonesia — 0.1%
Minejesa Capital BV , 5.63% , 08/10/37
(e)
877 839,179
Kazakhstan — 0.1%
Kaspi.KZ JSC , 6.25% , 03/26/30
(e)
... 838 842,450

Consolidated Schedule of Investments
(continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85% ,
01/27/28
(e)
................ USD 545 $ 523,200
MGM China Holdings Ltd. , 4.75% ,
02/01/27
(e)
................ 545 540,231
Studio City Finance Ltd. , 5.00% ,
01/15/29
(a)
................ 545 498,294
1,561,725
Mexico — 0.2%
Orbia Advance Corp. SAB de CV ,
6.80% , 05/13/30
(a)
........... 829 849,310
Petroleos Mexicanos , 7.50% ,
03/20/26
(a)
................ 1,934 1,902,573
Trust Fibra Uno , 7.70% , 01/23/32
(e)
.. 797 830,623
3,582,506
Poland — 0.0%
ORLEN SA , 6.00% , 01/30/35
(e)
..... 817 837,833
Saudi Arabia — 0.0%
Greensaif Pipelines Bidco SARL ,
5.85% , 02/23/36
(e)
........... 828 835,245
United Arab Emirates — 0.0%
DP World Ltd. , 6.85% , 07/02/37
(e)
... 760 829,113
Total Corporate Bonds — 0.8%
(Cost: $ 16,948,601 ) .............................. 14,432,189
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile ,
6.44% , 01/26/36
(e)
........... 799 833,756
Hungary — 0.1%
MVM Energetika Zrt. , 6.50% ,
03/13/31
(e)
................ 812 840,928
Supranational — 0.8%
European Union
(e)
2.50% , 10/04/52 ............ EUR 1,680 1,538,211
Series NGEU , 3.00% , 03/04/53 .. 13,425 13,572,375
15,110,586
Total Foreign Agency Obligations — 0.9%
(Cost: $ 16,206,588 ) .............................. 16,785,270
Foreign Government Obligations
Belgium — 0.3%
Kingdom of Belgium , 3.30% ,
06/22/54
(a) (e)
............... 4,492 4,711,677
Brazil — 0.5%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,381,342
10.00% , 01/01/35 ........... 44 6,679,041
9,060,383
Germany — 0.2%
Federal Republic of Germany , 2.50% ,
08/15/54
(e)
................ EUR 3,748 3,923,016
Israel — 0.0%
State of Israel Government Bond ,
5.75% , 03/12/54 ............ USD 1,080 1,001,025
Security
Par (000)
Par (000) Value
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (e)
............... EUR 10,880 $ 13,049,554
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ............ JPY 712,050 4,439,230
2.40% , 03/20/55 ............ 463,850 2,955,685
7,394,915
Mexico — 0.6%
United Mexican States
4.88% , 05/19/33 ............ USD 400 378,032
3.50% , 02/12/34 ............ 2,779 2,345,476
6.35% , 02/09/35 ............ 4,653 4,757,693
6.88% , 05/13/37 ............ 2,880 3,002,400
10,483,601
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% ,
07/31/54
(e)
................ GBP 3,043 3,618,633
Total Foreign Government Obligations — 2.9%
(Cost: $ 53,333,571 ) .............................. 53,242,804
Shares
Shares
Investment Companies
(h)
iShares 0-5 Year High Yield Corporate
Bond ETF
(d)
............... 109,800 4,736,772
iShares Residential and Multisector
Real Estate ETF ............ 32,341 2,662,958
Total Investment Companies — 0.4%
(Cost: $ 7,666,111 ) ............................... 7,399,730
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .0%
United States — 1.0%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,348 2,334,184
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,459 2,450,173
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 2,971 2,465,476
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,298 1,263,046
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 683 680,602
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,538 2,927,723
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,210 1,208,002
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,306 3,328,321

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... USD 877 $ 876,288
17,533,815
Commercial Mortgage-Backed Securities — 1 .2%
United States — 1.2%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.66%,
08/15/39 ................. 580 582,894
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.20%, 07/15/41 ............ 585 586,462
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 874,109
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 120,884
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.00%, 08/15/39 ... 767 769,744
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/34 ... 1,974 1,974,013
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 05/15/41 ... 1,673 1,675,005
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.45%, 02/15/39 ... 990 992,366
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 6.15%, 06/15/41 ....... 870 869,728
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.95%,
08/15/41 ................. 330 328,759
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37 .. 345 351,071
ELM Trust
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 700 707,384
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 700 705,293
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 5.81%, 07/15/38 ... 2,573 2,573,987
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 6.13%, 07/15/38 ... 360 360,471
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 437 437,129
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.00%, 05/15/41 ....... 1,940 1,944,904
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 05/15/37 ....... 780 780,487
Security
Par (000)
Par (000) Value
United States (continued)
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.95%, 06/15/41 ....... USD 870 $ 870,544
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.58%, 10/15/36 ............ 430 426,775
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 5.93%, 06/15/39 ....... 830 830,517
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.90%, 06/15/39 . 1,320 1,320,823
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.30%, 08/15/29 . 453 454,986
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 5.68%, 01/15/36 ....... 385 371,372
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.20%, 06/15/39 . 1,000 1,001,600
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35 ............ 293 294,756
22,206,063
Total Non-Agency Mortgage-Backed Securities — 2.2%
(Cost: $ 39,341,388 ) .............................. 39,739,878
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.66% , 01/25/55 .. 5,285 5,296,193
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.71% , 03/25/55 .. 12,477 12,507,906
17,804,099
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.22% , 07/25/50 ........ 2,000 1,976,749
Series 2018-K73 , Class B ,
3.98% , 02/25/51 ........ 1,350 1,323,343
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 2,000,215
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,958,639
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 696 642,387
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,950,724
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,915,881

Consolidated Schedule of Investments
(continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-K737 , Class B ,
3.44% , 01/25/53 ........ USD 932 $ 913,530
12,681,468
Mortgage-Backed Securities — 10.9%
Uniform Mortgage-Backed Securities
(j)
5.00% , 07/25/55 .......... 20,235 19,828,279
5.50% , 07/25/55 .......... 99,695 99,672,192
6.00% , 07/25/55 .......... 78,875 80,146,689
199,647,160
Total U.S. Government Sponsored Agency Securities
—
12 .5%
(Cost: $ 228,348,876 ) ............................. 230,132,727
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 02/15/49 ............ 4,730 3,485,049
4.75% , 05/15/55 ............ 15,845 15,755,872
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/27 ............ 23,080 23,466,581
1.75% , 01/15/28 ............ 21,721 21,997,977
3.63% , 04/15/28
(k)
........... 17,204 18,293,656
2.50% , 01/15/29 ............ 20,123 20,937,230
3.88% , 04/15/29 ............ 25,068 27,366,488
3.38% , 04/15/32 ............ 9,136 10,168,866
2.13% , 02/15/40 - 02/15/54 ..... 51,003 48,515,554
0.75% , 02/15/42 ............ 27,336 21,221,309
0.63% , 02/15/43 ............ 22,252 16,533,202
1.38% , 02/15/44 ............ 30,172 25,325,211
0.75% , 02/15/45
(k)
........... 31,876 23,262,017
1.00% , 02/15/46 - 02/15/49 ..... 42,481 31,501,058
0.88% , 02/15/47 ............ 19,914 14,422,345
0.25% , 02/15/50 ............ 21,297 12,361,392
0.13% , 02/15/51 - 02/15/52 ..... 45,446 24,456,794
1.50% , 02/15/53 ............ 23,859 18,886,813
2.38% , 02/15/55
(k)
........... 11,295 10,913,267
U.S. Treasury Inflation Linked Notes
0.13% , 07/15/26 - 01/15/32 ..... 381,400 361,890,155
0.38% , 01/15/27 - 07/15/27 ..... 97,241 95,918,196
1.63% , 10/15/27 ............ 58,207 58,931,996
0.50% , 01/15/28 ............ 50,224 49,289,120
1.25% , 04/15/28 ............ 57,343 57,235,476
0.75% , 07/15/28 ............ 42,911 42,387,042
2.38% , 10/15/28 ............ 58,314 60,487,583
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88% , 01/15/29 ............ USD 38,867 $ 38,262,669
2.13% , 04/15/29 ............ 59,807 61,414,331
0.25% , 07/15/29 ............ 45,576 43,765,307
1.63% , 10/15/29 - 04/15/30
(k)
.... 117,462 118,629,465
0.13% , 07/15/30
(k)
........... 56,679 53,240,719
0.63% , 07/15/32 ............ 66,756 62,265,069
1.13% , 01/15/33 ............ 65,228 62,327,767
1.38% , 07/15/33 ............ 62,710 60,896,744
1.75% , 01/15/34 ............ 68,911 68,307,314
1.88% , 07/15/34
(k)
........... 68,150 68,202,101
2.13% , 01/15/35
(k)
........... 78,997 80,286,063
U.S. Treasury Notes , 4.25% , 05/15/35
(k)
27,506 27,548,978
Total U.S. Treasury Obligations — 101.5%
(Cost: $ 1,903,979,030 ) ........................... 1,860,156,776
Total Long-Term Investments — 124 .6%
(Cost: $ 2,332,396,260 ) ........................... 2,285,360,292
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(h) (l)
.... 4,691,173 4,691,173
Total Short-Term Securities — 0 .3%
(Cost: $ 4,691,173 ) .............................. 4,691,173
Total Options Purchased — 0.0%
(Cost: $ 691,652 ) ................................ 694,719
Total Investments Before Options Written — 124.9%
(Cost: $ 2,337,779,085 ) ........................... 2,290,746,184
Total Options Written — (0.0) %
(Premiums Received — $ (707,796) ) .................. (252,496)
Total Investments Net of Options Written — 124 .9%
(Cost: $ 2,337,071,289 ) ........................... 2,290,493,688
Liabilities in Excess of Other Assets — (24.9) % ........... (457,337,722)
Net Assets — 100.0% .............................. $ 1,833,155,966
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
Annualized 7-day yield as of period end.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,480,467 $ — $ (789,294)
(a)
$ — $ — $ 4,691,173 4,691,173 $ 121,835 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 4,678,578 — — — 58,194 4,736,772 109,800 140,778 —
iShares Residential and
Multisector Real Estate ETF 2,620,268 — — — 42,690 2,662,958 32,341 28,711 —
$ — $ 100,884 $ 12,090,903 $ 291,324 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Capital, Inc. .... 4 .44% 06/30/25 07/01/25   $ 13,065,000 $ 13,066,611 U.S. Treasury Obligations Overnight
BNP Paribas SA ....... 4 .45 06/30/25 07/01/25   27,626,250 27,629,665 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .30 06/30/25 07/01/25   11,810,700 11,812,111 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .48 06/30/25 07/01/25   23,880,000 23,882,972 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .48 06/30/25 07/01/25   58,781,250 58,788,565 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .49 06/30/25 07/01/25   6,367,500 6,368,294 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 4 .49 06/30/25 07/01/25   52,875,000 52,881,595 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4 .48 06/30/25 07/01/25   32,560,000 32,564,052 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 4 .49 06/30/25 07/01/25   63,135,000 63,142,874 U.S. Treasury Obligations Overnight
$ 290,100,700 $ 290,136,739

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 48 07/31/25 $ 19,136 $ (35,242)
30-day Federal Funds ....................................................... 64 08/29/25 25,527 (954)
Euro-Bobl ............................................................... 146 09/08/25 20,239 (24,200)
Euro-Bund .............................................................. 5 09/08/25 767 (3,049)
U.S. Treasury 2-Year Note .................................................... 1,724 09/30/25 358,673 1,290,782
3-mo. SOFR ............................................................. 1,118 03/17/26 269,256 185,791
3-mo. SOFR ............................................................. 97 09/15/26 23,480 41,764
1,454,892
Short Contracts
Euro-BTP ............................................................... 6 09/08/25 855 22
Euro-Buxl ............................................................... 48 09/08/25 6,714 89,829
Australia 10-Year Bond ...................................................... 32 09/15/25 2,414 (24,526)
Australia 3-Year Bond ....................................................... 95 09/15/25 6,736 (23,094)
Canada 10-Year Bond ....................................................... 10 09/18/25 896 (5,399)
U.S. Treasury 10-Year Note ................................................... 439 09/19/25 49,223 (470,260)
U.S. Treasury 10-Year Ultra Note ............................................... 2,093 09/19/25 239,125 (5,121,707)
U.S. Treasury Long Bond ..................................................... 150 09/19/25 17,302 (573,562)
U.S. Treasury Ultra Bond ..................................................... 270 09/19/25 32,122 (831,123)
Long Gilt ................................................................ 1 09/26/25 128 300
U.S. Treasury 5-Year Note .................................................... 663 09/30/25 72,277 (254,096)
3-mo. EURIBOR .......................................................... 3 06/15/26 868 447
(7,213,169)
$ (5,758,277)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,497,730 JPY 209,449,000 UBS AG 07/22/25 $ 39,743
BRL 6,175,531 USD 1,090,800 Citibank NA 09/17/25 23,773
EUR 791,000 USD 930,871 Citibank NA 09/17/25 5,749
MXN 34,448,787 USD 1,809,000 Goldman Sachs International 09/17/25 11,637
MXN 34,673,437 USD 1,813,000 State Street Bank and Trust Co. 09/17/25 19,510
USD 363,960 GBP 265,000 JPMorgan Chase Bank NA 09/17/25 24
USD 5,934,242 JPY 846,238,000 Royal Bank of Canada 09/17/25 5,651
106,087
GBP 265,000 USD 363,780 JPMorgan Chase Bank NA 07/02/25 (28)
USD 291,529 CAD 400,236 Barclays Bank plc 07/02/25 (2,385)
USD 359,322 GBP 265,000 Citibank NA 07/02/25 (4,430)
USD 388,878 EUR 330,564 State Street Bank and Trust Co. 08/04/25 (1,434)
USD 4,645,991 BRL 26,337,658 Citibank NA 09/17/25 (107,487)
USD 756,264 BRL 4,271,000 Deutsche Bank AG 09/17/25 (14,575)
USD 5,853,765 EUR 5,019,331 Standard Chartered Bank 09/17/25 (89,606)
USD 12,512,229 EUR 10,721,337 State Street Bank and Trust Co. 09/17/25 (182,866)
USD 18,783,575 EUR 16,219,332 Toronto Dominion Bank 09/17/25 (421,676)
USD 8,596,085 GBP 6,351,000 Morgan Stanley & Co. International plc 09/17/25 (126,010)
USD 910,051 GBP 674,000 Natwest Markets plc 09/17/25 (15,582)
(966,079)
$ (859,992)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch HSBC Bank plc 07/24/25 EUR 1.00 EUR 1.00 EUR 101 $ 2
USD Currency ............... Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 19,373 29,168
$ 29,170
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Morgan Stanley & Co. International plc 08/14/25 MXN 19.10 USD 27,325 $ 612,088
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual
Goldman Sachs Bank
USA 08/13/25 4 .35 % USD 26,251 $ 53,461
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 756 10/10/25 USD 96.00 USD 189,000 $ (85,050)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 08/14/25 MXN 18.50 USD 27,325 $ (146,991)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Annual
Goldman Sachs Bank
USA 08/13/25 4 .03 % USD 101,114 $ (20,455)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 38,124 $ 2,926,034 $ 1,962,237 $ 963,797
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.27% At Termination 07/30/25
(a)
09/17/25 USD 1,400,110 $ 4,939 $ — $ 4,939
1-day EFFR At Termination 4.29% At Termination 07/30/25
(a)
09/17/25 USD 699,950 16,622 — 16,622
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 692,779 35,597 — 35,597
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 696,498 34,849 — 34,849
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 34,558 (66,895) — (66,895)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 26,520 (25,223) — (25,223)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 26,520 47,679 16,688 30,991
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 34,558 69,039 — 69,039
1-day SOFR At Termination 3.78% At Termination 08/26/25
(a)
08/26/26 USD 1,746 1,724 — 1,724
3.82% At Termination 1-day SOFR At Termination 08/26/25
(a)
08/26/26 USD 1,746 (2,282) — (2,282)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,771,689 (91,778) — (91,778)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 2,358,501 (32,810) — (32,810)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 5,346,957 (82,074) — (82,074)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,289,736 20,491 — 20,491
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 2,263,277 20,564 — 20,564
1-day SOFR At Termination 3.21% At Termination 04/30/26
(a)
04/30/27 USD 7,702 4,759 — 4,759
3.27% At Termination 1-day SOFR At Termination 04/30/26
(a)
04/30/27 USD 3,851 (4,427) — (4,427)
3.22% At Termination 1-day SOFR At Termination 04/30/26
(a)
04/30/27 USD 3,851 (2,614) — (2,614)
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 1,807,365 15,776 — 15,776
3.92% Annual 1-day SOFR Annual 09/30/25
(a)
11/15/53 USD 526 453 — 453
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 295,861 (36,290) 332,151
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 291,378 (63,083) 354,461
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 279,354 (51,613) 330,967
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 136,809 (28,754) 165,563
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 3,633 192,662 (7,240) 199,902
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 826 66,274 — 66,274
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 640 (68,904) (3,047) (65,857)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 698 (88,136) — (88,136)
$ 1,069,687 $ (173,339) $ 1,243,026
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,875 $ 4,158 $ 325 $ 3,833
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,875 4,703 407 4,296

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.73% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 6,120 $ (4,543) $ — $ (4,543)
2.79% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 5,826 (20,571) — (20,571)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 4,025 (22,901) — (22,901)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 5,826 (33,666) — (33,666)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,913 (17,018) — (17,018)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 2,913 (17,092) — (17,092)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 5,826 (44,263) — (44,263)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,301 3,799 (418) 4,217
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,301 3,240 (334) 3,574
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,720 849 — 849
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,661 (17,226) — (17,226)
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,109 (12,554) — (12,554)
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,051 (15,523) — (15,523)
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,331 (13,513) — (13,513)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 2,330 (13,621) — (13,621)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,661 (27,817) — (27,817)
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,661 (36,030) — (36,030)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,674 3,310 — 3,310
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,429 6,973 — 6,973
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/35 EUR 2,175 (12,970) 7,994 (20,964)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.02% At Termination 03/15/35 EUR 2,175 8,167 (10,244) 18,411
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/07/49 USD 250 (5,269) — (5,269)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/49 USD 250 (1,954) — (1,954)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/23/49 USD 120 2,355 — 2,355
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/10/50 USD 1,440 (13,079) — (13,079)
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 11/08/54 USD 830 (12,828) — (12,828)
$ (304,884) $ (2,270) $ (302,614)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,987,651 $ (201,023) $ 2,716,737 $ (812,528) $ —
Options Written ................................................... N/A N/A 532,694 (77,394) (252,496)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,608,935 $ — $ 1,608,935
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 106,087 — — 106,087
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 641,258 53,461 — 694,719
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 963,797 — — 1,705,122 47,818 2,716,737
$ — $ 963,797 $ — $ 747,345 $ 3,367,518 $ 47,818 $ 5,126,478
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 7,367,212 $ — $ 7,367,212
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 966,079 — — 966,079
Options written
(b)
Options written at value ..................... — — — 146,991 105,505 — 252,496
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 462,096 350,432 812,528
$ — $ — $ — $ 1,113,070 $ 7,934,813 $ 350,432 $ 9,398,315
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (385,722) $ — $ 4,133,225 $ — $ 3,747,503
Forward foreign currency exchange contracts .... — — — (3,112,476) — — (3,112,476)
Options purchased
(a)
..................... — — 206,663 (690,531) (2,221,237) — (2,705,105)
Options written ........................ — — 35,070 676,215 687,122 — 1,398,407
Swaps .............................. — (32,602) — — (762,899) (74,732) (870,233)
$ — $ (32,602) $ (143,989) $ (3,126,792) $ 1,836,211 $ (74,732) $ (1,541,904)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (6,662,873) $ — $ (6,662,873)
Forward foreign currency exchange contracts .... — — — (1,638,202) — — (1,638,202)
Options purchased
(b)
..................... — — — 333,084 960,660 73,851 1,367,595
Options written ........................ — — — (77,394) 326,944 — 249,550
Swaps .............................. — 590,636 — — 2,607,346 (239,665) 2,958,317
$ — $ 590,636 $ — $ (1,382,512) $ (2,767,923) $ (165,814) $ (3,725,613)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 477,212,784
Average notional value of contracts — short ................................................................................. 348,457,632
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 52,093,763
Average amounts sold — in USD ........................................................................................ 5,532,955
Options
Average value of option contracts purchased ................................................................................ 495,175
Average value of option contracts written ................................................................................... 162,581
Average notional value of swaption contracts purchased ......................................................................... 363,657,000
Average notional value of swaption contracts written ........................................................................... 418,621,500
Credit default swaps
Average notional value — sell protection ................................................................................... 44,864,492
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 216,620,026
Average notional value — receives fixed rate ................................................................................ 1,816,424,837
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 87,038,963
Average notional value — receives fixed rate ................................................................................ 11,909,434
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 202,603 $ 1,617,786
Forward f oreign currency exchange contracts ................................................................. 106,087 966,079
Options
(a) (b)
........................................................................................ 694,719 252,496
Swaps — centrally cleared .............................................................................. 415,004 —
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 1,418,413 $ 2,836,361
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(617,607) (1,702,836)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 800,806 $ 1,133,525
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 29,168 $ (2,385) $ — $ — $ 26,783
Citibank NA .................................... 29,522 (29,522) — — —
Goldman Sachs International ........................ 65,098 (20,455) — — 44,643
HSBC Bank plc .................................. 2 — — — 2
JPMorgan Chase Bank NA .......................... 24 (24) — — —
Morgan Stanley & Co. International plc .................. 612,088 (273,001) — — 339,087
Royal Bank of Canada ............................. 5,651 — — — 5,651
State Street Bank and Trust Co. ...................... 19,510 (19,510) — — —
UBS AG ...................................... 39,743 — — — 39,743
$ 800,806 $ (344,897) $ — $ — $ 455,909
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 2,385 $ (2,385) $ — $ — $ —
Citibank NA .................................... 111,917 (29,522) — — 82,395
Deutsche Bank AG ............................... 14,575 — — — 14,575
Goldman Sachs International ........................ 20,455 (20,455) — — —
JPMorgan Chase Bank NA .......................... 28 (24) — — 4
Morgan Stanley & Co. International plc .................. 273,001 (273,001) — — —
Natwest Markets plc .............................. 15,582 — — — 15,582
Standard Chartered Bank ........................... 89,606 — — — 89,606
State Street Bank and Trust Co. ...................... 184,300 (19,510) — — 164,790
Toronto Dominion Bank ............................ 421,676 — — — 421,676
$ 1,133,525 $ (344,897) $ — $ — $ 788,628
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 62,589,616 $ — $ 62,589,616
Common Stocks
China ............................................... — 4,302 — 4,302
United States .......................................... 877,000 — — 877,000
Corporate Bonds ........................................ — 14,432,189 — 14,432,189
Foreign Agency Obligations ................................. — 16,785,270 — 16,785,270
Foreign Government Obligations .............................. — 53,242,804 — 53,242,804
Investment Companies .................................... 7,399,730 — — 7,399,730
Non-Agency Mortgage-Backed Securities ........................ — 39,739,878 — 39,739,878
U.S. Government Sponsored Agency Securities .................... — 230,132,727 — 230,132,727
U.S. Treasury Obligations ................................... — 1,860,156,776 — 1,860,156,776

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Inflation Protected Bond Portfolio

See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 4,691,173 $ — $ — $ 4,691,173
Options Purchased
Foreign currency exchange contracts ........................... — 641,258 — 641,258
Interest rate contracts ...................................... — 53,461 — 53,461
$ 12,967,903 $ 2,277,778,281 $ — $ 2,290,746,184
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 963,797 $ — $ 963,797
Foreign currency exchange contracts ............................ — 106,087 — 106,087
Interest rate contracts ....................................... 1,608,935 1,705,122 — 3,314,057
Other contracts ........................................... — 47,818 — 47,818
Liabilities
Foreign currency exchange contracts ............................ — (1,113,070) — (1,113,070)
Interest rate contracts ....................................... (7,452,262) (482,551) — (7,934,813)
Other contracts ........................................... — (350,432) — (350,432)
$ (5,843,327) $ 876,771 $ — $ (4,966,556)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $290,136,739 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.1%
(a)(b)
Household Capital RMBS, Series 2025-
1, Class A, (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.90%), 5.74%,
07/21/87 ................. AUD 5,460 $ 3,581,892
Latitude Australia Credit Card Master
Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 0.00%, 11/23/37 ..... 16,998 11,155,462
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 0.00%, 11/23/37 ..... 6,791 4,449,876
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
4.87%, 05/25/32 ............ 2,066 1,362,093
Metro Finance Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.17%), 4.97%, 10/15/31 .... 19,800 13,023,942
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.55%), 5.35%, 10/15/31 .... 1,640 1,078,707
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.90%), 5.70%, 10/15/31 .... 500 329,569
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 4.70%, 03/15/33 .... 11,047 7,250,614
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.09%, 03/15/33 .... 8,483 5,542,330
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.28%, 03/15/33 .... 1,724 1,124,915
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 7.14%, 03/15/33 .... 500 324,669
49,224,069
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 6.43%, 08/17/41 . USD 5,602 5,619,496
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.67%, 07/19/37 ....... 250 251,617
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.67%, 07/20/37 ....... 7,675 7,659,642
Security
Par (000)
Par (000) Value
Bermuda (continued)
Rad CLO 25 Ltd., Series 2024-25A,
Class A1, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.73%,
07/20/37 ................. USD 3,000 $ 3,013,179
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.57%, 01/15/37 2,000 2,006,484
Series 2022-24A, Class SUB,
0.00%, 01/15/2123 ........ 9,750 7,046,227
RR 33 Ltd., Series 2024-33A, Class
A1B, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 5.84%,
10/15/39 ................. 2,000 2,003,205
RR 37 Ltd., Series 2025-37A, Class
A1A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.49%,
04/15/38 ................. 2,390 2,390,603
Symphony CLO 39 Ltd., Series 2023-
39A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.61%, 01/25/38 ............ 1,500 1,503,780
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.55%, 01/05/38 ... 2,100 2,106,790
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.89%, 01/05/38 ... 1,840 1,835,045
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.62%, 04/25/37 ........... 5,000 5,027,095
40,463,163
Canada — 0.0%
Fairstone Financial Issuance Trust I
(c)
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... CAD 11,525 8,419,792
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,535,462
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 108,162
10,063,416
Cayman Islands — 5.3%
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.34%,
04/20/37
(a) (c)
............... USD 14,750 14,754,676
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.52%,
04/20/38
(a) (c)
............... 3,000 3,004,262
ABPCI Direct Lending Fund CLO IV
Ltd., Series 2017-2A, Class A1R,
(3-mo. CME Term SOFR at 1.79%
Floor + 1.79%), 6.07%, 10/27/33
(a) (c)
3,000 3,008,324
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 6.47%, 01/20/36
(a) (c)
6,250 6,273,071
ACAS CLO Ltd.
(a)(c)
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.13%, 10/18/28 ... 326 325,854

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 6.73%, 10/18/28 ... USD 3,690 $ 3,698,199
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (3-mo. CME Term SOFR
at 1.16% Floor + 1.42%), 5.69%,
07/20/34
(a) (c)
............... 1,000 1,001,849
AGL CLO 19 Ltd., Series 2022-19A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 0.00%,
07/21/38
(a) (c)
............... 1,000 1,000,000
AGL CLO 34 Ltd., Series 2024-34A,
Class A1, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.61%,
01/22/38
(a) (c)
............... 4,000 4,015,784
AGL CLO 37 Ltd., Series 2024-37A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.54%,
04/22/38
(a) (c)
............... 4,000 4,004,000
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.53%, 01/23/38 ... 2,500 2,506,162
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 5.20%, 01/23/38 ... 1,320 1,320,085
AIMCO CLO
(a)(c)
Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.59%, 10/17/37 ... 3,505 3,516,402
Series 2018-BA, Class ER, (3-mo.
CME Term SOFR at 6.30% Floor
+ 6.30%), 10.56%, 04/16/37 .. 1,000 1,012,407
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a) (c)
.. 2,250 1,264,073
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a) (c)
.. 20,000 13,439,200
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.39%,
04/20/38
(a) (c)
............... 1,330 1,328,352
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a) (c) (d) (e) (f)
. 12,160 1
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor +
3.75%), 8.02%, 07/22/37
(a) (c)
.... 2,500 2,514,927
Anchorage Capital CLO 15 Ltd., Series
2020-15A, Class A1R2, (3-mo.
CME Term SOFR at 1.41% Floor +
1.41%), 5.62%, 07/20/38
(a) (c)
.... 67,750 67,836,845
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.49%, 02/15/38
(a) (c)
.... 7,000 7,007,019
Anchorage Capital CLO 18 Ltd.,
Series 2021-18A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.41%), 5.67%, 04/15/34
(a) (c)
.... 5,100 5,111,220
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 5.84%, 04/28/37 ... 22,000 22,084,641
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 8.08%, 04/28/37 ... 8,860 8,938,968
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class DR2, (3-mo. CME
Term SOFR at 3.60% Floor +
3.86%), 8.14%, 10/27/34
(a) (c)
.... USD 2,000 $ 1,989,076
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a) (b)
............... 7,500 2,184,750
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 23,350 22,585,871
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 20,000 19,485,354
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 25,101,002
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(c)
................ 20,750 19,949,214
Anchorage Credit Funding 2 Ltd.,
Series 2015-2A, Class ARV, 3.93%,
04/25/38
(c)
................ 12,160 11,841,926
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 20,748,347
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.64%, 01/28/39
(a)
.. 4,045 4,053,955
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,801,500
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,618,759
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 8,367 8,158,557
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ 5,507 5,373,645
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a) (c)
............... 10,000 7,271,000
Antares CLO Ltd.
(a)(c)
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 6.07%, 07/20/36 ... 3,600 3,606,896
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.23%, 01/23/36 ... 16,470 16,509,171
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 6.07%, 07/25/33 ... 3,475 3,481,675
Apidos CLO LIII, Series 2025-53A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.65%,
07/20/38
(a) (c)
............... 9,750 9,781,150
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.54%, 04/20/31
(a) (c)
.......... 1,983 1,985,599
Apidos CLO XX
(a)(c)
Series 2015-20A, Class A1RA, (3-
mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.62%, 07/16/31 685 685,594

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-20A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 5.96%), 10.22%, 07/16/31 .. USD 1,500 $ 1,503,462
Apidos CLO XXII
(a)(c)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.32%), 5.59%, 04/20/31 ... 410 409,541
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 6.48%, 04/20/31 ... 3,250 3,250,000
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 7.48%, 04/20/31 ... 800 804,614
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 10.03%,
01/20/31
(a) (c)
............... 270 269,836
Apidos CLO XXXI
(a)(c)
Series 2019-31A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.07%, 04/15/31 ... 250 250,455
Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.42%, 04/15/31 ... 1,140 1,142,522
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.13%,
07/20/34
(a) (c)
............... 1,320 1,322,694
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.83%,
10/22/34
(a) (c)
............... 850 851,656
Apidos Loan Fund Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.03%,
04/25/35
(a) (c)
............... 1,010 1,008,565
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2025-BTR1,
Class A, (1-mo. CME Term SOFR
at 1.93% Floor + 1.93%), 6.25%,
01/20/41
(a) (c)
............... 2,471 2,476,858
AREIT Ltd.
(a)(c)
Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.00%, 05/17/41 ... 24,569 24,640,571
Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 12/17/29 ... 3,710 3,706,936
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 11.22%, 10/15/34 .. 10,850 10,875,035
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 6,947,640
Ares Loan Funding IX Ltd., Series
2025-ALF9A, Class E, (3-mo.
CME Term SOFR at 5.00% Floor +
5.00%), 9.24%, 03/31/38
(a) (c)
.... 3,000 2,996,225
Ares LVII CLO Ltd., Series 2020-57A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.69%,
01/25/35
(a) (c)
............... 4,000 4,010,649
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 5.44%,
04/15/30
(a) (c)
............... 112 112,381
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 5.57%,
04/20/31
(a) (c)
............... USD 180 $ 180,383
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.56%, 07/16/37
(a) (c)
1,450 1,457,894
Bain Capital Credit CLO Ltd.
(a)(c)
Series 2021-7A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 0.98%), 5.25%, 01/22/35 ... 4,200 4,199,269
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 04/22/35 ... 1,000 1,003,091
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.65%, 01/21/38 ... 1,330 1,333,648
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class A1AR, (3-
mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.65%, 07/20/37 10,036 10,069,119
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 6.27%, 07/20/37 ... 250 251,021
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 10.12%, 07/20/37 .. 250 250,854
Ballyrock CLO 29 Ltd., Series 2025-
29A, Class A1A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
0.00%, 07/25/38
(a) (c)
.......... 500 500,125
Ballyrock CLO Ltd., Series 2020-2A,
Class DR, (3-mo. CME Term SOFR
at 6.15% Floor + 6.41%), 10.68%,
10/20/31
(a) (c)
............... 1,340 1,341,341
Barings CLO Ltd.
(a)(c)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.52%, 01/20/31 ... 951 952,365
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.93%, 01/20/31 ... 250 250,680
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.47%, 04/15/31 ... 900 899,872
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 7.77%,
07/15/31
(a) (c)
............... 450 441,182
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.08%, 07/18/30
(a) (c)
.......... 11,000 11,049,203
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.46%,
03/30/38
(a) (c)
............... 4,555 4,553,410
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (3-mo. CME Term SOFR
at 6.01% Floor + 6.01%), 10.28%,
04/20/31
(a) (c)
............... 1,000 998,315
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.46%, 04/20/38
(a) (c)
.... 4,000 3,996,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.80%, 07/20/37
(a) (c)
.... USD 8,550 $ 8,587,087
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 5.63%, 01/20/31
(a) (c)
.... 924 923,595
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A2AR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 6.08%, 04/20/34
(a) (c)
750 751,957
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.60%, 01/17/38
(a) (c)
6,000 6,016,968
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 11.27%, 07/15/34
(a) (c)
.... 1,000 1,000,934
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 11.35%, 04/25/34
(a) (c)
.... 1,250 1,250,000
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.65%, 01/15/35
(a) (c)
.......... 8,000 8,008,021
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.62%,
04/30/31
(a) (c)
............... 10,330 10,342,768
Birch Grove CLO 12 Ltd., Series 2025-
12A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.51%, 04/22/38
(a) (c)
.......... 17,750 17,724,041
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.53%, 01/19/38
(a) (c)
.......... 2,000 2,003,200
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.13%, 10/22/30 ... 4,000 4,008,344
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.53%, 04/20/31 ... 992 993,368
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.53%, 11/15/30 ... 2,388 2,390,788
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 11/15/30 ... 7,400 7,405,469
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.24%, 07/30/30 ... 273 273,947
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.70%, 08/15/31 ... 598 599,105
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.29%, 08/15/31 ... 2,750 2,763,244
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.88%, 10/25/30 ... 9,000 9,008,736
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 5.60%, 07/15/31
(a) (c)
.... USD 667 $ 667,585
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 7.69%, 07/25/34
(a) (c)
.... 250 252,694
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 8.03%, 10/20/34
(a) (c)
.... 1,330 1,323,142
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (3-mo. CME
Term SOFR at 1.26% Floor +
1.52%), 5.78%, 04/15/34
(a) (c)
.... 560 560,000
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 10.96%, 04/15/35
(a) (c)
.... 250 240,271
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.53%, 10/20/30
(a) (c)
.... 1,195 1,197,310
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.49%, 04/15/38 ... 2,000 1,998,184
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 8.24%, 04/15/38 ... 1,500 1,498,131
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.65%, 01/18/38 ... 5,000 5,016,001
BSPDF Issuer LLC, Series 2025-FL2,
Class A, (1-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.84%,
12/15/42
(a) (c)
............... 2,996 2,991,562
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.95%, 10/18/42
(a) (c)
3,805 3,776,839
Canyon Capital CLO R Ltd., Series
2012-1RA, Class C, (3-mo. CME
Term SOFR at 0.00% Floor +
2.26%), 6.52%, 07/15/30
(a) (c)
.... 1,500 1,501,500
Canyon CLO Ltd.
(a)(c)
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.59%, 07/15/31 ... 1,638 1,639,587
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.66%, 10/15/37 ... 5,820 5,842,191
Carbone CLO Ltd.
(a)(c)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.40%), 5.67%, 01/20/31 ... 1,526 1,526,900
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 7.13%, 01/20/31 ... 3,000 3,007,500
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.64%, 05/15/31 ... 2,024 2,025,419

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.59%, 07/27/31 ... USD 6,463 $ 6,462,826
Series 2014-5A, Class A1RR, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 5.66%, 07/15/31 ... 1,860 1,862,671
Carlyle US CLO Ltd., Series 2019-1A,
Class A1AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.61%, 04/20/31
(a) (c)
.......... 776 776,982
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 7.41%,
07/16/31
(a) (c)
............... 1,705 1,693,349
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.77%, 10/15/34 ... 500 498,065
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 11.27%, 10/15/34 .. 250 242,166
Cayuga Park CLO Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.66%,
07/17/34
(a) (c)
............... 1,710 1,712,812
CBAM Ltd.
(a)(c)
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.13%, 07/20/31 ... 1,000 1,002,187
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.65%, 04/20/32 ... 2,379 2,382,654
Cedar Funding V CLO Ltd.
(a)(c)
Series 2016-5A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.64%, 07/17/31 ... 3,091 3,094,259
Series 2016-5A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.64%, 07/17/31 ... 2,000 2,004,512
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.02%, 01/20/31 ... 6,750 6,740,544
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 9.08%, 01/20/31 ... 2,963 2,959,769
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 11.43%, 01/20/31 .. 2,000 1,868,721
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 336,403
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R2, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 5.63%, 05/29/32
(a) (c)
.... 1,000 998,957
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.36%, 10/15/37 ... 8,750 8,761,309
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 11.65%, 10/15/37 .. 4,900 4,916,236
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.57%, 01/23/38
(a) (c)
.... 30,350 30,444,255
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding 2018-II Ltd.
(a)(c)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.64%, 10/20/37 ... USD 2,513 $ 2,523,064
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.02%, 10/20/37 ... 500 501,291
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.63%, 07/18/31
(a) (c)
.......... 4,832 4,838,745
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.93%, 07/23/37
(a) (c)
.... 500 500,786
CIFC Funding Ltd.
(a)(c)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.27%, 07/16/30 ... 1,250 1,254,177
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.81%), 8.07%, 07/16/30 ... 500 506,461
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.53%, 10/18/30 ... 253 253,205
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.63%, 01/18/31 ... 247 247,133
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.64%, 10/24/37 ... 3,500 3,513,995
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.64%, 01/22/31 ... 15,108 15,117,943
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 5.98%, 01/22/31 ... 400 400,444
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.69%, 07/17/37 ... 18,250 18,307,475
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 0.00%, 07/15/38 ... 5,000 5,000,000
Series 2019-4A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 0.00%, 07/15/38 ... 3,000 3,000,000
Series 2019-5A, Class BR, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 6.67%, 01/15/35 ... 2,000 2,006,129
Series 2021-7A, Class A1, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 5.67%, 01/23/35 ... 5,000 5,011,222
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.75%, 07/21/37 ... 5,500 5,521,778
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... 12,250 12,232,066
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.74%, 01/15/38 ... 5,000 5,015,000
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.08%, 01/15/38 ... 2,000 1,999,875

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.70%,
07/20/34
(a) (c)
............... USD 250 $ 250,387
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
8.25%, 07/14/34
(a) (c)
.......... 1,000 995,450
Crown Point CLO IV Ltd., Series
2018-4A, Class C, (3-mo. CME Term
SOFR + 2.16%), 6.43%, 04/20/31
(a) (c)
1,350 1,349,325
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 5.60%, 04/20/38
(a) (c)
.... 4,750 4,754,232
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.65%, 10/15/37 ... 14,750 14,819,632
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.41%, 10/15/37 .. 1,500 1,520,466
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.49%, 04/20/38
(a) (c)
.......... 7,250 7,242,750
Diameter Credit Funding I Ltd., Series
2019-1A, Class A, 4.60%, 07/25/37
(c)
8,750 8,750,178
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.49%, 04/15/31
(a) (c)
.... 1,772 1,772,479
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.13%, 07/18/30
(a) (c)
.... 1,000 1,001,948
Dryden 50 Senior Loan Fund, Series
2017-50A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 6.17%, 07/15/30
(a) (c)
.... 250 250,667
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.54%,
04/15/31
(a) (c)
............... 1,088 1,090,356
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.13%,
07/18/30
(a) (c)
............... 700 701,448
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.58%,
05/20/34
(a) (c)
............... 63 62,497
Elmwood CLO 16 Ltd., Series 2022-3A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.27%,
04/20/37
(a) (c)
............... 2,090 1,970,020
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.68%,
07/17/37
(a) (c)
............... 3,000 2,996,926
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a) (c)
.. 6,000 2,746,500
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.28%,
01/17/37
(a) (c)
............... 3,500 3,418,632
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO 22 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.48%,
04/17/38
(a) (c)
............... USD 4,750 $ 4,750,950
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.53%,
04/17/37
(a) (c)
............... 2,000 1,936,275
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a) (c)
.. 7,500 3,870,375
Elmwood CLO II Ltd.
(a)(c)
Series 2019-2A, Class D1RR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 7.32%, 10/20/37 ... 3,000 2,997,594
Series 2019-2A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.02%, 10/20/37 .. 5,250 5,311,635
Series 2019-2A, Class FRR, (3-mo.
CME Term SOFR at 7.82% Floor
+ 7.82%), 12.09%, 10/20/37 .. 8,500 8,219,079
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 9,750 5,041,920
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 10.22%, 07/18/37 .. 500 493,781
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 12.18%, 07/18/37 .. 3,450 3,169,688
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 2,934,150
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a) (c)
.. 2,500 1,226,425
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.64%, 10/17/37
(a) (c)
.......... 2,750 2,759,993
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.27%, 04/20/37 .. 10,250 9,461,441
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 3,909,045
Elmwood CLO X Ltd., Series 2021-3A,
Class ER, (3-mo. CME Term SOFR
at 5.85% Floor + 5.85%), 10.12%,
04/20/34
(a) (c)
............... 825 824,618
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a) (c)
.. 5,000 3,262,700
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.63%, 10/17/37 ... 1,150 1,154,048
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.13%, 10/17/37 ... 310 310,316
Flatiron CLO 28 Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.01%,
07/15/36
(a) (c)
............... 2,000 2,001,778
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 5.53%,
04/20/31
(a) (c)
............... 2,835 2,835,177

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class AR, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.50%, 11/22/31
(a) (c)
.......... USD 909 $ 909,104
Generate CLO 20 Ltd., Series 2024-
20A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
5.59%, 01/25/38
(a) (c)
.......... 3,000 3,008,280
Generate CLO 9 Ltd., Series 9A, Class
AR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.62%,
01/20/38
(a) (c)
............... 31,384 31,478,242
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A,
Class ER, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 9.17%,
10/20/34
(a) (c)
............... 5,765 5,739,233
GoldenTree Loan Management US
CLO 24 Ltd., Series 2025-24A,
Class A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.43%,
10/20/38
(a) (c)
............... 6,000 5,991,895
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
E, (3-mo. CME Term SOFR at 4.85%
Floor + 5.11%), 9.38%, 10/20/32
(a) (c)
4,500 4,488,798
Golub Capital Partners 48 LP, Series
2020-48A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 5.59%, 04/17/38
(a) (c)
.... 6,530 6,540,735
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.61%, 10/20/37
(a) (c)
.... 8,650 8,678,274
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class ER, (3-mo.
CME Term SOFR at 4.70% Floor +
4.70%), 9.01%, 07/20/34
(a) (c)
.... 2,595 2,582,624
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.05%, 08/05/33
(a) (c)
.... 9,500 9,521,822
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 11.09%, 07/20/34
(a) (c)
.... 2,690 2,692,225
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.07%, 10/25/33
(a) (c)
.... 6,250 6,262,982
Golub Capital Partners CLO 57M Ltd.
(c)
Series 2021-57A, Class A1, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.03%, 10/25/34
(a)
.. 300 301,712
Series 2021-57A, Class B2, 3.30%,
10/25/34 ............... 1,000 962,602
Golub Capital Partners CLO 81 B Ltd.,
Series 2025-81A, Class A1, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 0.00%, 07/20/38
(a) (c)
.... 3,750 3,742,902
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 6.28%, 01/20/34
(a) (c)
.... 2,000 2,010,429
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gracie Point International Funding
(a)(c)
Series 2023-1A, Class A, (SOFR90A
at 0.00% Floor + 1.95%), 6.30%,
09/01/26 ............... USD 4,459 $ 4,465,783
Series 2023-1A, Class D, (SOFR90A
at 0.00% Floor + 4.50%), 8.85%,
09/01/26 ............... 1,512 1,511,839
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.27%, 04/20/37
(a) (c)
.......... 16,000 16,039,021
Greystone CRE Notes LLC, Series
2025-FL4, Class A, (1-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.79%, 01/15/43
(a) (c)
.... 4,308 4,316,007
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
6.64%, 07/28/31
(a) (c)
.......... 500 501,113
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.62%, 01/20/38
(a) (c)
.......... 2,800 2,810,902
Harriman Park CLO Ltd., Series 2020-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.65%, 04/20/34
(a) (c)
.......... 3,990 3,995,952
Invesco CLO Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.12%,
07/15/34
(a) (c)
............... 5,600 5,610,988
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.70%, 04/20/37
(a) (c)
.... 15,500 15,469,837
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 6.72%, 07/18/35
(a) (c)
.... 19,750 19,826,190
Kings Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.66%,
01/21/35
(a) (c)
............... 2,000 2,004,528
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 6.28%, 09/15/29
(a) (c)
1,094 1,094,324
KKR CLO 35 Ltd., Series 35A, Class
AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.47%,
01/20/38
(a) (c)
............... 2,500 2,500,420
KKR CLO 54 Ltd., Series 2024-54A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38
(a) (c)
............... 4,734 4,747,814
KKR Financial CLO Ltd., Series 2013-
1A, Class A2R2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.71%, 04/15/29
(a) (c)
.......... 1,000 1,000,512
Lake George Park CLO Ltd., Series
2025-1A, Class E, (3-mo. CME Term
SOFR at 4.60% Floor + 4.60%),
8.87%, 04/15/38
(a) (c)
.......... 2,100 2,095,130
Lakeside Park CLO Ltd., Series 2025-
1A, Class E, (3-mo. CME Term
SOFR at 4.60% Floor + 4.60%),
8.86%, 04/15/38
(a) (c)
.......... 2,000 1,983,993

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 7.03%, 01/20/31
(a) (c)
USD 400 $ 397,800
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.33%, 01/15/34
(a) (c)
19,750 19,761,040
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 5.57%, 07/20/31
(a) (c)
133 132,878
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.28%), 5.55%, 04/20/31
(a) (c)
1,297 1,297,197
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 5.51%, 03/20/30
(a) (c)
110 109,749
Lewey Park CLO Ltd., Series 2024-1A,
Class B2, 4.98%, 10/21/37
(c)
.... 2,750 2,630,280
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
5.85%, 01/17/37
(a) (c)
.......... 1,510 1,510,198
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,080 2,599,599
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 6,402 5,335,658
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/21/38
(a) (c)
.... 7,750 7,781,355
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38
(a) (c)
.... 32,000 31,952,822
Madison Park Funding XL Ltd.
(a)(c)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 5.58%, 05/28/30 .... 1,034 1,034,544
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.09%, 05/28/30 .... 325 325,378
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a) (c)
............... 2,000 1,126,300
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 10.78%, 04/19/33
(a) (c)
.... 500 500,370
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor +
3.21%), 7.48%, 10/21/30
(a) (c)
.... 2,750 2,777,668
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.60%, 10/15/32
(a) (c)
.... 1,226 1,228,519
Madison Park Funding XXIII Ltd.
(a)(c)
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.09%, 07/27/31 ... 2,000 2,003,276
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.54%, 07/27/31 ... 3,000 3,006,651
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXIV Ltd.
(a)(c)
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.82%, 10/20/29 ... USD 7,250 $ 7,248,654
Series 2016-24A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.32%, 10/20/29 ... 1,500 1,497,750
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class A1R2,
(3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.50%, 03/25/38
(a) (c)
12,000 11,988,000
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/20/38
(a) (c)
.... 1,900 1,899,298
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.62%, 07/16/37
(a) (c)
.... 25,800 25,880,070
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.61%, 10/16/37
(a) (c)
1,500 1,514,250
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 7.53%, 04/20/32
(a) (c)
.... 1,500 1,515,107
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.79%, 04/15/37
(a) (c)
.... 1,500 1,505,250
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 6.44%, 07/17/34
(a) (c)
.... 250 250,439
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
6.47%, 01/15/34
(a) (c)
.......... 1,711 1,720,272
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 8.18%, 01/22/35
(a) (c)
.... 500 498,318
MidOcean Credit CLO XIX, Series
2025-19A, Class A1, (3-mo. CME
Term SOFR at 1.45% Floor +
1.45%), 5.77%, 07/20/36
(a) (c) (f)
.... 5,000 5,000,000
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 01/20/38
(a) (c)
.... 1,820 1,827,946
MidOcean Credit CLO XVIII LLC,
Series 2025-18A, Class A1, (3-mo.
CME Term SOFR at 1.17% Floor +
1.17%), 0.00%, 10/18/35
(a) (c)
.... 3,000 3,000,000
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 5.60%,
10/20/30
(a) (c)
............... 88 88,230
Myers Park CLO Ltd.
(a)(c)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.13%, 10/20/30 ... 250 250,552
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.58%, 10/20/30 ... 1,000 1,002,219

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XX Ltd.
(a)(c)
Series 2015-20A, Class A1R3, (3-
mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.47%, 04/15/39 USD 6,689 $ 6,685,267
Series 2015-20A, Class BR3, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.82%, 04/15/39 ... 750 748,353
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class A1R3,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/39
(a) (c)
6,750 6,770,251
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class
AR2, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 5.50%,
01/20/39
(a) (c)
............... 5,000 5,003,750
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. CME Term SOFR at 6.10%
Floor + 6.36%), 10.63%, 01/20/32
(a) (c)
825 828,700
Neuberger Berman Loan Advisers CLO
33 Ltd., Series 2019-33A, Class
AR2, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.48%,
04/16/39
(a) (c)
............... 11,300 11,305,650
Neuberger Berman Loan Advisers CLO
36 Ltd.
(a)(c)
Series 2020-36A, Class A1R2, (3-
mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.57%, 04/20/33 1,976 1,978,234
Series 2020-36A, Class CR2, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.77%, 04/20/33 ... 6,700 6,714,773
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.77%, 01/20/37
(a) (c)
1,250 1,248,681
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.62%, 01/15/38
(a) (c)
.......... 11,000 11,032,919
New Mountain CLO 5 Ltd., Series CLO-
5A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
0.00%, 07/20/36
(a) (c)
.......... 4,750 4,750,000
Oak Hill Credit Partners X-R Ltd.
(a)(c)
Series 2014-10RA, Class AR2, (3-
mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.40%, 04/20/38 9,500 9,491,486
Series 2014-10RA, Class D2R2, (3-
mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.87%, 04/20/38 1,500 1,497,114
Oaktree CLO Ltd.
(a)(c)
Series 2020-1A, Class ARR, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.45%, 01/15/38 ... 3,000 2,999,838
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.72%, 04/20/37 ... 3,000 2,989,696
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.84%, 10/22/37 ... 960 961,414
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.27%, 10/22/37 ... 900 902,592
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OCP CLO Ltd.
(a)(c)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.62%, 04/26/31 ... USD 269 $ 269,303
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.44%, 04/26/31 ... 1,430 1,427,367
Series 2016-12A, Class BAR3, (3-
mo. CME Term SOFR at 1.68%
Floor + 1.68%), 5.95%, 10/18/37 6,750 6,758,595
Series 2016-12A, Class E2R3, (3-
mo. CME Term SOFR at 7.34%
Floor + 7.34%), 11.61%, 10/18/37 2,250 2,129,254
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.47%, 10/18/37 ... 900 900,011
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.61%, 11/26/37 ... 25,800 25,897,091
Series 2017-14A, Class
D2R,
(3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.77%, 07/20/37 ... 6,250 6,243,711
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.47%, 04/10/33 ... 435 434,968
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 7.62%, 04/10/33 ... 2,200 2,187,364
Series 2020-8RA, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.53%, 10/17/36 ... 773 774,495
Series 2020-18A, Class A1R2, (3-
mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.64%, 07/20/37 1,000 1,003,202
Series 2020-18A, Class D1R2, (3-
mo. CME Term SOFR at 3.10%
Floor + 3.10%), 7.37%, 07/20/37 2,750 2,751,951
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.52%, 07/20/37 .. 3,650 3,689,346
Series 2020-19A, Class A1R2, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.45%, 04/20/38 9,750 9,742,678
Series 2021-21A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.45%, 01/20/38 ... 3,000 2,999,304
Series 2022-25A, Class PREF,
0.00%, ................ 12,500 7,995,625
Octagon 57 Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.57%, 10/15/34
(a) (c)
2,750 2,756,775
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.77%, 07/20/37
(a) (c)
5,670 5,174,778
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 5.59%, 01/20/31
(a) (c)
.... 1,065 1,066,028
Octagon Investment Partners XV Ltd.
(a)
(c)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.50%, 07/19/30 ... 1,769 1,770,816
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 5.88%, 07/19/30 ... 1,000 1,000,250

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XVI
Ltd.
(a)(c)
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 5.56%, 07/17/30 ... USD 1,217 $ 1,218,555
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.14%, 07/17/30 ... 9,485 9,501,304
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 6.29%, 11/18/31
(a) (c)
.... 500 501,330
OHA Credit Funding 22 Ltd., Series
2025-22A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.61%, 07/20/38
(a) (c)
.... 3,000 3,007,515
OHA Credit Funding 5 Ltd.
(a)(c)
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 10/18/37 ... 24,220 24,305,438
Series 2020-5A, Class ER, (3-mo.
CME Term SOFR at 5.40% Floor
+ 5.40%), 9.67%, 10/18/37 ... 1,000 1,007,944
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.60%, 10/20/37
(a) (c)
.... 500 501,652
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.62%, 10/19/37
(a) (c)
.... 2,750 2,759,683
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,966,654
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%),
5.63%, 05/23/31
(a) (c)
.......... 5,391 5,395,609
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
9.87%, 10/20/37
(a) (c)
.......... 1,000 1,013,652
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.65%, 10/20/37
(a) (c)
1,010 1,014,048
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a) (c) (d) (e)
.... 3,200 4,909
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.61%,
01/15/35
(a) (c)
............... 9,750 9,756,818
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.54%,
04/15/31
(a) (c)
............... 1,748 1,749,200
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.69%, 07/20/32
(a) (c)
.......... 2,667 2,670,742
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.72%, 11/14/34 ... 1,050 1,052,448
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.93%, 11/15/36 .. 3,150 3,003,159
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.67%, 01/15/35 ... USD 250 $ 250,638
Series 2021-4A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 0.00%, 07/15/38
(g)
.. 4,750 4,750,000
Series 2021-4A, Class E, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 10.57%, 10/15/34 .. 1,000 1,000,000
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.22%, 07/20/37 ... 880 880,227
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.81%, 04/20/38 ... 1,000 993,193
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.32%, 10/15/29 ... 204 203,624
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 6.27%, 10/15/29 ... 500 501,106
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 7.12%, 10/15/29 ... 2,000 2,012,770
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.52%, 10/15/29 ... 10,000 10,000,560
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.53%, 10/15/30 ... 2,644 2,645,234
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.16%, 10/15/30 ... 25,000 25,080,805
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.46%, 10/15/30 ... 10,500 10,523,383
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.36%, 10/15/30 ... 8,395 8,453,692
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 10.46%, 10/15/30 .. 11,750 11,776,748
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.66%, 04/15/31 ... 6,000 6,000,787
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.16%, 04/15/31 .. 5,000 5,011,138
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 9.16%, 10/15/32 ... 1,750 1,750,094
Series 2024-2A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.71%, 01/15/33 ... 9,750 9,743,620
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.96%, 01/15/33 ... 3,000 3,006,765
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.96%, 01/15/33 ... 3,500 3,500,179
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.96%, 08/08/32 ... 2,000 2,001,259

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.21%, 08/08/32 ... USD 1,000 $ 1,002,257
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.26%, 08/08/32 ... 2,000 1,993,056
Series 2025-2A, Class D, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 0.00%, 07/15/33 ... 3,750 3,750,000
Park Blue CLO 2025-VII Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 5.47%, 04/25/38
(a) (c)
.... 8,750 8,747,375
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.69%, 07/20/37 ... 9,750 9,789,018
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.64%, 01/25/38 ... 5,098 5,115,111
PARK BLUE CLO Ltd., Series 2023-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.48% Floor + 1.48%), 5.80%,
04/20/37
(a) (c)
............... 3,000 3,013,500
PFS Financing Corp., 5.54%,
10/16/28
(c) (f)
................ 25,000 25,042,500
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.63%,
01/22/38
(a) (c)
............... 3,000 3,009,013
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.92%,
05/18/34
(a) (c)
............... 250 249,126
Point Au Roche Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.61%, 07/20/34
(a) (c)
.......... 1,000 1,002,528
Polus US CLO II Ltd., Series 2025-2A,
Class A1, (3-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.80%,
07/20/38
(a) (c)
............... 3,010 3,022,040
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38
(a) (c)
............... 13,800 13,865,909
Race Point IX CLO Ltd.
(a)(c)
Series 2015-9A, Class A1A2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.46%, 10/15/30 ... 757 757,135
Series 2015-9A, Class BR, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.41%), 6.67%, 10/15/30 ... 2,000 2,004,514
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.64%, 07/25/31
(a) (c)
.......... 260 260,370
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.71%,
04/23/34
(a) (c)
............... 5,000 5,012,788
Rad CLO 15 Ltd., Series 2021-15A,
Class A, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 5.62%,
01/20/34
(a) (c)
............... 2,714 2,719,170
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 18 Ltd., Series 2023-18A,
Class A1R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.72%,
07/15/37
(a) (c)
............... USD 4,750 $ 4,765,446
Rad CLO 27 Ltd., Series 2024-27A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.61%,
01/15/38
(a) (c)
............... 20,750 20,811,047
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 7.69%,
07/24/32
(a) (c)
............... 250 251,500
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.66%,
10/20/37
(a) (c)
............... 9,000 9,037,027
Rad CLO 7 Ltd.
(a)(c)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.63%, 04/17/36 ... 250 250,375
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.88%, 04/17/36 ... 500 502,021
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.43%, 04/17/36 ... 500 497,226
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 0.00% Floor + 3.51%),
7.78%, 04/20/34
(a) (c)
.......... 1,000 1,000,574
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.58%,
01/15/38
(a) (c)
............... 1,500 1,504,500
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38
(a) (c)
.......... 9,000 8,998,177
Regatta 32 Funding Ltd., Series 2025-
4A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.63%, 07/25/38
(a) (c)
.......... 11,000 11,029,700
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
7.63%, 04/20/34
(a) (c)
.......... 3,000 2,988,500
Regatta VII Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.73%, 06/20/34 ... 1,300 1,303,423
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.18%, 06/20/34 ... 250 250,400
Regatta XIX Funding Ltd., Series
2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%),
6.12%, 04/20/35
(a) (c)
.......... 2,500 2,508,201
Regatta XVIII Funding Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.16% Floor +
1.16%), 5.42%, 04/15/38
(a) (c)
.... 672 671,515
Regatta XX Funding Ltd., Series 2021-
2A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.44%, 01/15/38
(a) (c)
.......... 9,750 9,757,631

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XXIV Funding Ltd., Series
2021-5A, Class AR, (3-mo. CME
Term SOFR at 1.32% Floor +
1.32%), 5.59%, 01/20/38
(a) (c)
.... USD 17,000 $ 17,057,275
Regatta XXV Funding Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 0.00%, 07/15/38 ... 5,000 5,000,000
Series 2023-1A, Class D2R, (3-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 0.00%, 07/15/38 ... 1,500 1,500,000
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.41% Floor
+ 8.41%), 12.67%, 07/15/36 .. 1,000 1,000,000
Riverbank Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 4.80% Floor + 4.80%),
9.09%, 01/25/38
(a) (c)
.......... 2,500 2,502,367
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.42%, 10/15/29 ... 1,250 1,252,811
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 7.37%, 10/15/29 ... 5,360 5,370,528
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 5.72%, 10/20/30 ... 3,880 3,880,596
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 154,360
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 6.30%, 05/20/31 ... 250 250,306
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 139,443
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 166,075
Series 2019-2A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.97%, 08/20/32 ... 1,150 1,151,720
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.53%, 07/20/34 ... 250 250,578
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a) (c)
............... 5,000 3,263,000
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 5.42%,
07/25/31
(a) (c)
............... 8,850 8,856,782
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 7.67%,
07/10/34
(a) (c)
............... 3,500 3,536,024
Romark CLO Ltd.
(a)(c)
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.29%), 5.57%, 10/23/30 ... 652 653,293
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.41%), 6.69%, 10/23/30 ... 2,150 2,154,814
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.29%), 5.56%,
04/20/31
(a) (c)
............... 8,607 8,615,142
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 16 Ltd., Series 2021-16A, Class
SUB, 0.00%, 07/15/2121
(a) (c)
.... USD 4,000 $ 1,776,000
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a) (c)
...... 475 176,643
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.12%, 10/15/34
(a) (c)
1,750 1,753,154
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.65%,
07/15/39
(a) (c)
............... 1,000 1,003,196
RR 32 Ltd., Series 2024-32RA, Class
A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.62%,
10/15/39
(a) (c)
............... 5,325 5,344,255
RR 5 Ltd., Series 2018-5A, Class A1R,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.76%, 07/15/39
(a) (c)
3,000 3,012,362
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 11.11%, 07/15/35
(a) (c)
250 250,473
Sandstone Peak II Ltd., Series 2023-
1A, Class A, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%),
6.47%, 07/20/36
(a) (c)
.......... 8,000 8,000,000
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.54%, 10/15/34 ... 9,730 9,755,541
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 6.09%, 10/15/34 ... 4,750 4,762,452
Sculptor CLO XXX Ltd., Series 30A,
Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.72%,
07/20/38
(a) (c)
............... 4,750 4,750,000
Sculptor CLO XXXV Ltd., Series 35A,
Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.56%,
04/27/38
(a) (c)
............... 10,000 10,010,952
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.72%, 07/18/37
(a) (c)
.......... 2,000 2,008,350
Signal Peak CLO 14 Ltd.
(a)(c)
Series 2024-14A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.59%, 01/22/38 ... 6,750 6,769,035
Series 2024-14A, Class SUB,
0.00%, 01/22/38 .......... 6,000 5,417,700
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.69%, 10/20/37
(a) (c)
.......... 6,500 6,526,676
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.66%, 10/20/37
(a) (c)
.......... 2,000 2,009,143
Silver Point CLO 11 Ltd., Series 2025-
11A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
0.00%, 07/15/38
(a) (c)
.......... 4,750 4,750,000
Silver Point CLO 7 Ltd., Series 2024-
7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.64%, 01/15/38
(a) (c)
.......... 10,500 10,530,832

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Point CLO 8 Ltd., Series 2025-
8A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%),
5.43%, 04/15/38
(a) (c)
.......... USD 7,440 $ 7,436,786
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.47%, 01/20/38
(a) (c)
.......... 1,000 999,576
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class ER, (3-mo. CME Term
SOFR at 7.42% Floor + 7.42%),
11.69%, 01/20/37
(a) (c)
......... 6,500 6,536,976
Sixth Street CLO XVII Ltd.
(a)(c)
Series 2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.43%, 04/17/38 ... 9,750 9,740,353
Series 2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor
+ 3.85%), 8.13%, 04/17/38 ... 1,500 1,512,544
Sixth Street CLO XX Ltd.
(a)(c)
Series 2021-20A, Class A2R, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 0.00%, 07/17/38 ... 5,000 5,000,000
Series 2021-20A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 0.00%, 07/17/38
(g)
.. 5,000 5,000,000
Series 2021-20A, Class D2R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 0.00%, 07/17/38 ... 1,500 1,500,000
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.76%, 07/24/37
(a) (c)
.... 3,000 3,009,404
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.61%, 01/26/31
(a) (c)
.......... 129 129,040
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
8.04%, 04/25/34
(a) (c)
.......... 345 345,005
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.69%, 10/25/34
(a) (c)
.......... 19,750 19,775,918
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.68%, 04/18/31
(a) (c)
.... 1,758 1,761,134
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.51%), 5.77%,
10/15/30
(a) (c)
............... 52 52,270
Strata CLO I Ltd., Series 2018-1A,
0.00%, 01/15/2118
(a) (c)
........ 7,680 328,320
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a) (c)
.. 2,820 3,130
Symphony CLO 46 Ltd.
(c)
Series 2024-46A, Class A2, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.86%, 01/20/38
(a)
.. 2,850 2,855,015
Series 2024-46A, Class B2, 5.57%,
01/20/38 ............... 4,670 4,623,799
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO XXIV Ltd., Series 2020-
24A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.48%, 01/23/32
(a) (c)
.......... USD 918 $ 919,144
Symphony CLO XXVI Ltd., Series 2021-
26A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.61%, 04/20/33
(a) (c)
.......... 1,444 1,446,527
Symphony CLO XXVIII Ltd., Series
2021-28A, Class A, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 5.68%, 10/23/34
(a) (c)
.... 4,350 4,355,091
TCI-Flatiron CLO Ltd., Series 2018-1A,
Class ANR, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.60%,
01/29/32
(a) (c)
............... 75 75,015
TCI-Symphony CLO Ltd., Series 2016-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.52%, 10/13/32
(a) (c)
.......... 10,367 10,379,043
TCW CLO Ltd.
(a)(c)
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 01/20/38 ... 5,000 5,008,494
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.72%, 03/31/38 ... 5,000 5,000,000
TIAA CLO III Ltd.
(a)(c)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 5.67%, 01/16/31 ... 52 51,720
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 6.02%, 01/16/31 ... 750 750,384
TICP CLO XII Ltd.
(a)(c)
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.17%, 07/15/34 ... 925 926,187
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 10.77%, 07/15/34 .. 250 250,384
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.70%,
07/21/34
(a) (c)
............... 1,000 1,001,776
Trestles CLO VI Ltd., Series 2023-6A,
Class A1R, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.45%,
04/25/38
(a) (c)
............... 20,180 20,170,879
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.66%,
10/25/37
(a) (c)
............... 11,000 11,022,000
Trestles CLO VIII Ltd., Series 2025-8A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.63%,
06/11/35
(a) (c)
............... 3,010 3,011,035
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(d) (e)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trimaran CAVU Ltd.
(a)(c)
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 9.25%, 11/26/32 ... USD 575 $ 575,370
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 9.03%, 07/23/37 ... 3,375 3,376,800
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.79%, 10/25/34 ... 1,550 1,566,790
Series 2021-2A, Class D2, (3-mo.
CME Term SOFR at 4.75% Floor
+ 5.01%), 9.29%, 10/25/34 ... 3,000 3,001,361
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.67%, 10/22/37 ... 39,410 39,563,608
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.57%, 10/22/37 ... 2,000 2,001,897
Series 2022-2A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.52%, 03/27/38 ... 5,000 5,003,134
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 13.21%, 07/20/36 .. 3,000 3,006,919
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.64%, 01/25/38 ... 34,750 34,902,935
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.51%, 01/25/38 .. 2,000 2,020,273
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
5.93%, 10/18/31
(a) (c)
.......... 900 900,351
Trinitas CLO X Ltd.
(a)(c)
Series 2019-10A, Class B1R, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.31%, 01/15/35 ... 4,000 4,010,209
Series 2019-10A, Class CR, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.76%, 01/15/35 ... 1,500 1,504,582
Trinitas CLO XIV Ltd.
(a)(c)
Series 2020-14A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.62%, 01/25/34 ... 7,000 7,008,067
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.68%, 01/25/34 ... 625 626,869
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
11.18%, 10/23/37
(a) (c)
......... 1,500 1,525,802
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 7.43%,
04/20/31
(a) (c)
............... 2,000 1,993,735
Voya CLO Ltd.
(a)(c)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 5.73%, 10/15/30 ... 775 775,730
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.51%, 04/25/31 ... 647 646,969
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.68%, 10/18/31 ... USD 687 $ 688,708
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 5.56%, 04/17/30 ... 103 103,446
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.59%, 07/14/31 ... 1,200 1,202,729
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.60%, 01/20/31 ... 1,851 1,853,328
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.18%, 01/20/31 ... 1,085 1,095,928
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.24%), 5.50%, 06/07/30 ... 149 149,554
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.17%, 06/07/30 ... 3,150 3,163,210
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.48%, 04/19/31 ... 272 272,534
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.46%, 10/15/31 ... 203 202,839
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.63%, 10/15/37 ... 22,750 22,840,383
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.19%, 10/17/32 ... 1,300 1,303,703
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/20/38
(a) (c)
.... 1,500 1,504,372
Warwick Capital CLO 6 Ltd., Series
2025-6A, Class A1, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.70%, 07/20/38
(a) (c)
.... 4,750 4,764,725
Wellfleet CLO Ltd., Series 2022-1A,
Class A1RN, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.68%, 07/15/37
(a) (c)
.......... 2,000 2,007,929
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.60%, 07/24/36 ... 3,135 3,137,934
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.38%, 07/24/36 ... 9,280 9,264,487
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.03%, 07/24/36 .. 6,630 6,631,751
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 2,502,600
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.66%, 10/24/37 ... 15,000 15,058,113
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.18%, 10/24/37 ... 3,079 3,081,456
Series 2020-2A, Class SUB, 0.00%,
10/24/37 ............... 4,734 2,474,604

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 7.11%, 10/15/35 ... USD 5,250 $ 5,235,919
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.91%, 10/15/35 ... 6,970 6,979,312
Whitebox CLO V Ltd., Series 2025-5A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 0.00%,
07/20/38
(a) (c)
............... 2,750 2,750,000
2,253,868,435
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.20%, 10/21/38 ............ EUR 4,000 4,734,657
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.59%, 10/25/49 .... 320 375,353
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 2.99%, 10/25/49 .... 221 260,233
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.39%, 10/25/49 .... 443 521,225
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 3.80%, 02/25/38 ....... 47 55,208
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.84%, 02/25/43 .... 3,200 3,764,868
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 02/25/43 .... 2,000 2,359,264
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.54%, 02/25/43 .... 1,400 1,649,042
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.44%, 02/25/43 .... 1,500 1,768,747
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.39%, 02/25/43 .... 800 944,503
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
2.77%, 06/15/41 ............ 16,964 20,022,333
36,455,433
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.04%, 01/26/43 .... 181 213,780
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.99%, 01/26/43 .... 722 861,775
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 4.94%, 01/26/43 .... 226 271,305
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.39%, 01/26/43 .... 181 218,907
Security
Par (000)
Par (000) Value
Germany (continued)
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.39%, 01/26/43 .... EUR 45 $ 55,772
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.09%, 09/15/32 .... 872 1,029,839
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 3.99%, 09/15/32 .... 476 566,807
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.64%,
09/15/30 ............... 121 142,837
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 2.84%,
09/15/30 ............... 97 114,197
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 3.24%,
09/15/30 ............... 24 28,542
3,503,761
Ireland — 0.8%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.89%,
02/15/37
(b)
................ 3,200 3,834,393
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.36%, 04/25/34
(c)
........... 590 696,196
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 5.94%, 05/15/38
(b)
... 1,200 1,421,426
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.14%, 05/15/38
(c)
... 2,000 2,358,097
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 4.79%, 05/15/38
(c)
... 2,000 2,369,407
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.34%, 11/15/37
(b)
1,790 2,105,200
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.45%, 04/25/39
(b)
6,840 8,068,673
Arcano Euro CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 0.00%, 07/25/39
(c)
... 1,500 1,766,925
Series 2X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 0.00%, 07/25/39
(b)
... 1,020 1,201,509
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.08%,
10/15/31
(c)
................ 2,000 2,369,179
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.94%,
04/20/32
(c)
................ 862 1,017,044
Arini European CLO
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.57%, 01/15/39 .... 8,510 9,997,139

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.17%, 01/15/39 .... EUR 1,470 $ 1,725,081
Arini European CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.90%
Floor + 1.90%), 4.18%, 07/15/36
(b)
5,000 5,893,032
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 3.83%, 04/15/38
(b)
5,750 6,792,660
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 8.38%, 10/15/37
(c)
900 1,060,222
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 6.27%, 01/15/38
(b)
2,480 2,948,966
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.98%, 01/16/31
(b)
2,011 2,365,330
Aurium CLO VIII DAC
(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 2.86%, 06/23/34 .... 5,000 5,873,461
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.01%, 06/23/34 .... 750 883,791
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(b)
1,020 1,193,810
Avoca CLO XIV DAC
(b)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 6.96%, 01/12/31 .... 2,240 2,640,912
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 8.62%, 01/12/31 .... 1,100 1,296,568
Series 14X, Class SUB, 0.00%,
01/12/31
(d) (e)
............. 4,510 2,656,277
Avoca CLO XV DAC, Series 15X, Class
M1, 0.00%, 07/15/38
(b)
........ 3,100 1,827,648
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.91%, 01/15/38
(c)
... 250 295,001
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.61%, 01/15/38
(b)
... 5,800 6,848,816
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.70%, 01/15/38
(b)
... 1,100 1,300,578
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.18%, 04/15/35
(c)
... 970 1,144,277
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.58%, 04/15/35
(b)
... 710 830,084
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.33%, 04/15/34
(c)
750 883,473
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 4,341,835
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.18%,
01/15/35
(b)
................ 900 1,055,210
Security
Par (000)
Par (000) Value
Ireland (continued)
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 3.11%,
07/22/34
(b)
................ EUR 5,000 $ 5,858,187
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 5.49%, 08/15/34
(b)
1,500 1,782,764
Cairn CLO XVI DAC
(c)
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 6.13%, 01/15/37 .... 1,520 1,809,303
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 7.48%, 01/15/37 .... 939 1,118,389
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.41%, 10/25/37
(b)
2,600 3,078,130
Carlyle Euro CLO DAC
(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.53%, 10/15/35 .... 250 295,958
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 04/25/37 .... 1,020 1,211,170
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.48%, 07/15/32
(b)
........... 450 530,392
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.88%, 04/15/33
(b)
........... 400 472,714
CIFC European Funding CLO III
DAC, Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.78%, 01/15/34
(c)
........... 500 592,138
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.37%, 12/15/32
(b)
........... 1,000 1,184,173
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.41%, 10/15/37
(b)
1,470 1,730,212
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 3.51%, 01/23/38 .... 5,570 6,584,120
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 5.63%, 01/23/38 .... 1,870 2,203,139
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.30%,
11/20/38
(b)
................ 1,330 1,569,922
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.84%, 11/15/33
(c)
... 974 1,150,754
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.84%, 11/15/33
(b)
... 499 589,555
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.36%, 02/22/34
(b)
........... 1,120 1,311,233

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
5.81%, 12/23/33
(c)
........... EUR 400 $ 475,980
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.12%, 12/15/34
(b)
........... 755 887,876
CVC Cordatus Loan Fund XXIII DAC,
Series 23X, Class ER, (3-mo.
EURIBOR at 6.85% Floor + 6.85%),
9.01%, 04/25/36
(b) (c)
.......... 470 558,020
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
8.69%, 10/23/34
(c)
........... 1,350 1,608,049
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
7.54%, 02/15/37
(c)
........... 1,000 1,182,665
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
3.62%, 05/15/37
(b)
........... 5,750 6,802,445
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.78%, 04/15/34
(c)
........... 250 296,203
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.54%, 04/24/34 .... 700 830,062
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.44%, 04/24/34 .... 1,380 1,627,897
Fidelity Grand Harbour CLO DAC
(b)
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.37%, 02/15/38 .... 7,940 9,382,422
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.84%, 02/15/38 .... 1,950 2,290,905
Finance Ireland Auto Receivables No.
1 DAC, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.30%), 4.26%,
09/12/33
(b)
................ 390 464,487
Fortuna Consumer Loan Abs DAC,
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.70%),
2.61%, 04/18/35
(b)
........... 11,900 14,031,623
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.26%, 02/18/34 .... 5,561 6,581,167
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.21%, 02/18/34 .... 3,785 4,509,278
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.21%, 10/18/34 .... 1,700 2,011,534
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.56%, 10/18/34 .... 2,300 2,721,528
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.01%, 10/18/34 .... 5,800 6,913,856
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.91%, 04/18/35 .... EUR 2,200 $ 2,591,627
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.26%, 04/18/35 .... 2,200 2,591,480
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.24%, 10/20/32
(b)
1,360 1,598,235
Harvest CLO XXXII DAC
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.66%, 07/25/37
(c)
... 2,222 2,660,676
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.76%, 07/25/37
(b)
... 1,543 1,835,164
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.11%, 07/25/34
(b)
3,800 4,462,610
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 04/25/34
(c)
... 500 593,476
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.51%, 04/25/34
(b)
... 450 528,933
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 04/25/34
(b)
... 1,000 1,186,953
Henley CLO X DAC, Series 10A, Class
SUB, 0.00%, 07/20/37
(c)
....... 4,000 3,719,966
Henley CLO Xi DAC
(b)
Series 11X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.56%, 04/25/39 .... 6,200 7,317,607
Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor +
2.60%), 4.96%, 04/25/39 .... 2,150 2,522,128
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(b)
1,320 1,570,942
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.06%,
11/14/32
(b)
................ 400 471,784
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.98%,
04/15/33
(c)
................ 625 734,474
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.08%, 01/15/34
(b)
450 527,897
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 01/15/39
(b)
2,230 2,644,235
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 3.96%, 07/18/33
(b)
5,800 6,984,500
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.81%, 05/18/35
(b)
.... 1,800 2,118,508
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.81%, 07/18/36
(b)
..... 300 352,975

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.55%, 11/25/33
(c)
........... EUR 500 $ 587,799
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.54%, 04/20/33 .... 250 296,214
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.54%, 04/20/33 .... 250 295,520
Palmer Square European CLO DAC
(b)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 6.28%, 01/15/38 .... 1,119 1,318,124
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 3.62%, 10/15/37 .... 5,200 6,140,801
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.29%, 05/15/34 .... 3,250 3,831,869
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.19%, 05/15/34 .... 1,320 1,552,552
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.46%,
07/25/34
(c)
................ 500 590,538
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.39%, 08/15/38
(b)
1,640 1,935,334
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 07/25/51 ... USD 2,278 2,275,399
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.93%, 07/25/51 ... 232 234,583
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.18%, 07/25/51 ... 133 136,438
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.33%, 07/25/51 .. 87 90,116
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 10/15/38
(b)
EUR 1,349 1,586,006
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 5.09%, 02/15/35
(b)
.... 1,000 1,177,823
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.30%, 05/20/34
(b)
.... 1,000 1,183,890
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.25%, 07/16/34
(b)
2,000 2,361,311
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 3.43%, 10/25/27 .... 6,840 8,071,553
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.21%, 10/25/27 .... 1,870 2,194,833
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. EUR 5,000 $ 5,257,780
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 3.75%, 04/15/39
(b)
... 5,750 6,819,419
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.69%, 07/15/37
(b)
........... 2,865 3,410,243
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,646,129
SCF Rahoituspalvelut XIII DAC
(b)
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.90%, 06/25/34 .... 800 944,692
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.30%, 06/25/34 .... 400 471,155
Small Business Origination Loan Trust
DAC, Series 2025-1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.60%), 6.82%,
12/15/36
(b)
................ GBP 637 874,139
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.56%, 04/20/37 .... EUR 6,700 7,904,830
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.49%, 04/20/37 .... 2,830 3,345,857
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
4.58%, 04/15/33
(b)
........... 750 885,380
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 3.98%, 04/15/39 .... 1,750 2,053,566
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 4.48%, 04/15/39 .... 2,600 3,055,375
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 04/15/33
(b)
1,880 2,216,454
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.88%,
04/15/33
(b)
................ 1,350 1,580,858
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.35%, 07/16/38
(c)
... 2,000 2,358,390
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.80%, 07/16/38
(c)
... 1,500 1,772,889
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.85%, 07/16/38
(b)
... 1,243 1,467,163
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.38%, 04/16/39
(b)
... 9,070 10,675,524

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.88%, 01/15/35
(b)
.... EUR 1,000 $ 1,182,770
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38
(b)
5,073 6,019,078
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 4.61%,
07/25/34
(c)
................ 320 380,537
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(b)
1,960 2,340,033
Voya Euro CLO II DAC, Series 2A,
Class CR, (3-mo. EURIBOR at
2.15% Floor + 2.15%), 4.43%,
07/15/35
(c)
................ 250 295,196
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 3.93%,
04/15/33
(b)
................ 439 514,803
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.38%,
10/15/34
(b)
................ 900 1,060,589
341,718,192
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 11/15/39 ..... 2,588 3,062,552
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.49%, 11/15/39 ..... 673 794,574
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.39%, 11/15/39 ..... 324 381,724
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.89%, 11/15/39 ..... 921 1,087,278
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 2.66%, 12/29/36 .... 12,532 14,779,635
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.13%, 12/29/36 .... 5,424 6,414,573
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.63%, 12/29/36 .... 1,245 1,478,576
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.23%, 12/29/36 .... 1,147 1,364,299
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.04%, 12/28/40 .... 4,458 5,257,603
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.29%, 12/28/40 .... 2,283 2,690,279
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.94%, 12/28/40 .... 262 308,778
Security
Par (000)
Par (000) Value
Italy (continued)
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.65%,
12/24/44 ............... EUR 209 $ 245,447
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.05%,
12/24/44 ............... 96 113,282
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.25%,
12/24/44 ............... 52 61,128
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 2.82%,
12/25/46 ............... 5,147 6,085,847
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.22%,
12/25/46 ............... 425 508,313
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.22%,
12/25/46 ............... 553 666,444
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.22%,
12/25/46 ............... 386 467,926
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 2.65%, 02/24/42 .... 9,757 11,508,855
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.07%, 02/24/42 .... 1,199 1,413,107
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.87%, 02/24/42 .... 429 507,984
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.87%, 02/24/42 .... 489 582,344
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.93%, 09/22/43 .... 2,136 2,568,251
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.63%, 09/22/43 .... 2,612 3,155,216
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 7.73%, 09/22/43 .... 2,198 2,673,351
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.54%, 09/22/43 .... 4,475 5,320,264
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.00%, 12/22/44 .... 3,131 3,689,327
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.25%, 12/22/44 .... 3,723 4,386,880
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.90%, 12/22/44 .... 1,706 2,010,200
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.38%, 05/27/39 .... 1,026 1,213,628
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.13%, 05/27/39 .... 439 522,292

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Quarzo SRL
Series 2023-1, Class A2, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.93%, 12/15/39 .... EUR 2,290 $ 2,704,888
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.58%, 06/15/41 .... 4,492 5,307,009
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.28%, 06/15/41 .... 794 945,496
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 5.68%, 06/15/41 .... 696 828,360
Red & Black Auto Italy SRL
Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 4.78%, 12/28/31 143 168,332
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.93%, 07/28/34 .... 1,405 1,661,876
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.73%,
07/28/34 ............... 732 869,901
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 4.73%,
07/28/34 ............... 797 953,274
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 5.73%,
07/28/34 ............... 280 336,297
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 2.74%,
07/28/36 ............... 6,514 7,690,145
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.03%,
07/28/36 ............... 1,266 1,494,178
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.43%,
07/28/36 ............... 635 750,007
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.98%,
07/27/48 ................. 1,815 2,144,715
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 2.77%, 04/25/34 .... 7,352 8,681,640
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.59%, 04/25/34 .... 1,270 1,506,444
121,362,519
Jersey, Channel Islands — 0.4%
AGL CLO 23 Ltd., Series 2022-23A,
Class A1R, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.42%,
04/20/38
(a) (c)
............... USD 9,750 9,730,500
AGL CLO 26 Ltd., Series 2023-26A,
Class A, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.97%,
10/21/36
(a) (c)
............... 5,000 5,018,395
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 10.77%,
04/19/37
(a) (c)
............... 1,500 1,519,137
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 8.94%, 10/15/36
(a) (c)
.... 500 500,253
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Ares LXVII CLO Ltd., Series 2022-67A,
Class A1R, (3-mo. CME Term SOFR
at 1.19% Floor + 1.19%), 5.47%,
01/25/38
(a) (c)
............... USD 262 $ 261,476
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 12.83%,
04/25/35
(a) (c)
............... 2,000 2,006,528
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.46%, 01/25/38
(a) (c)
.... 10,114 10,103,886
Benefit Street Partners CLO XXVIII Ltd.,
Series 2022-28A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.62%, 10/20/37
(a) (c)
.... 1,220 1,223,660
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
9.62%, 10/20/37
(a) (c)
.......... 2,000 2,014,668
Canyon Capital CLO Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.44%, 04/15/38
(a) (c)
.......... 4,750 4,748,979
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.69%, 10/22/37
(a) (c)
.......... 15,750 15,814,819
GoldenTree Loan Management US
CLO 16 Ltd., Series 2022-16A,
Class ARR, (3-mo. CME Term SOFR
at 1.12% Floor + 1.12%), 5.39%,
01/20/38
(a) (c)
............... 3,500 3,496,480
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.27%, 04/20/37 .. 825 830,357
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 12.02%, 04/20/37 .. 2,360 2,277,406
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 12.10%,
07/20/37
(a) (c)
............... 1,750 1,692,403
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.65%, 10/25/37 ... 5,530 5,551,644
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.95%, 10/25/37 ... 310 310,621
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.18%, 10/25/37 ... 310 310,854
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.18%, 10/25/37 ... 310 311,089
HalseyPoint CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.75%, 07/20/38
(a) (c)
.......... 3,000 3,000,000

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.61%,
10/20/37
(a) (c)
............... USD 9,750 $ 9,783,301
OCP Aegis CLO Ltd., Series 2024-39A,
Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.48%,
01/16/37
(a) (c)
............... 4,410 4,412,218
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.61%, 10/15/37
(a)
.. 3,410 3,442,113
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.93%, 10/15/37
(a)
.. 4,820 4,838,323
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 2,970 2,861,861
Series 2024-38A, Class A, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.68%, 01/21/38
(a)
.. 7,400 7,422,311
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 12.18%, 10/25/36
(a) (c)
1,000 1,005,224
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.49%, 04/20/38
(a) (c)
.......... 3,695 3,694,710
Pikes Peak CLO 14 Ltd., Series 2023-
14A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.70%, 07/20/38
(a) (c)
.......... 4,750 4,761,809
Pikes Peak CLO 15 Ltd., Series 2023-
15A, Class D, (3-mo. CME Term
SOFR at 4.45% Floor + 4.45%),
8.72%, 10/20/36
(a) (c)
.......... 4,500 4,560,737
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
10.78%, 04/26/37
(a) (c)
......... 1,250 1,266,270
Unity-Peace Park CLO Ltd., Series
2022-1A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.50%),
7.77%, 04/20/35
(a) (c)
.......... 3,750 3,765,312
Valley Stream Park CLO Ltd.
(a)(c)
Series 2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.52%, 01/20/37 ... 10,685 10,632,141
Series 2022-1A, Class E2RR, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.10%), 11.37%, 01/20/37 .. 695 701,642
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 17,492,965
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.40%, 07/20/32 ... USD 5,886 5,891,471
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.92%, 07/20/32 ... 2,000 1,994,020
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
6.37%, 10/20/36
(a) (c)
.......... 2,000 2,012,153
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/18/38
(a) (c)
.... USD 2,400 $ 2,396,598
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.63%, 10/20/37 ... 6,750 6,778,273
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.02%, 10/20/37 .. 1,600 1,627,937
172,064,544
Luxembourg — 0.2%
(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.18%, 03/21/34 .... EUR 2,900 3,437,388
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.48%, 03/21/34 .... 1,200 1,423,280
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.78%, 03/21/34 .... 600 712,272
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.28%, 03/21/34 .... 500 593,560
Auto1 Car Funding SARL
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.59%, 12/15/33 .... 2,830 3,338,052
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.39%, 12/15/33 .... 300 353,846
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.39%, 12/15/33 .... 300 364,388
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.77%, 09/25/41
(a)
........... 1,236 1,459,018
E-CARAT DE Lease
(a)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 05/25/34 .... 3,600 4,241,570
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.14%, 05/25/34 .... 4,200 4,948,483
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 2.95%, 09/22/31
(a)
..... 2,400 2,832,177
Golden Ray SA-Compartment 1
(a)
Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 2.78%,
12/27/57 ............... 3,083 3,632,763
Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.48%, 12/27/57 500 587,746
Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.00%), 3.98%, 12/27/57 300 350,017
Pony SA
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.74%, 01/14/33 .... 1,200 1,410,103

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.09%, 01/14/33 .... EUR 600 $ 707,412
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.54%, 01/14/33 .... 400 472,385
SC Germany SA Compartment
Consumer
(a)
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.64%, 11/14/34 ..... 567 670,845
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.39%, 11/14/34 ..... 233 275,794
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.91%, 01/14/38 .... 1,900 2,239,999
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.21%, 01/14/38 .... 11,200 13,208,872
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 2.99%, 05/14/38 .... 3,000 3,549,007
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.29%, 05/14/38 .... 2,300 2,731,301
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.59%, 05/14/38 .... 1,600 1,887,611
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.86%, 12/14/38 .... 2,800 3,302,874
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.11%, 12/14/38 ..... 1,700 2,017,628
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.66%, 12/14/38 .... 1,300 1,542,206
SC Germany SA Compartment
Leasing
(a)
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.89%, 12/14/32 .... 806 956,065
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.89%, 12/14/32 .... 733 872,427
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.80%, 01/20/35
(a)
.... 2,010 2,366,317
Vantage Data Centers Germany
Borrower Lux SARL, Series 2025-
1X, Class A2, 4.29%, 06/28/50 ... 13,812 16,330,776
82,816,182
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.20%, 08/13/49 .... 3,509 4,147,658
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.00%, 08/13/49 .... 696 826,277
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.10%, 08/13/49 .... 1,011 1,207,624
Security
Par (000)
Par (000) Value
Netherlands (continued)
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.01%, 02/18/32 .... EUR 694 $ 818,138
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 3.96%, 02/18/32 .... 780 923,973
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.11%, 02/18/32 ..... 173 207,210
Hill FL BV
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 2.63%, 10/18/32 .... 4,300 5,068,482
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.86%, 10/18/32 .... 500 579,998
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 2.56%, 09/16/41 .... 6,580 7,760,204
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.82%, 09/16/41 .... 361 424,157
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.32%, 09/16/41 .... 268 315,686
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.87%, 09/16/41 .... 188 222,094
22,501,501
Portugal — 0.1%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.95%, 02/25/34 ............ 4,788 5,657,071
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.78%,
10/27/42 ............... 1,600 1,886,365
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.58%,
10/27/42 ............... 700 825,275
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 4.73%,
09/23/38 ............... 363 416,622
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 5.98%,
10/27/42 ............... 1,400 1,661,075
Series 6, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.25%,
12/25/39 ............... 2,200 2,593,247
Series 6, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.70%), 3.75%,
12/25/39 ............... 1,800 2,122,021
15,161,676
Singapore — 0.0%
Bayfront Infrastructure Capital Pte.
Ltd.
(a)(b)(f)
Series 2025-1, Class A1, (1-day
SOFR at 1.30% Floor + 1.30%),
5.64%, 04/11/45 .......... USD 3,357 3,344,244

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore (continued)
Series 2025-1, Class A1SU, (1-day
SOFR at 1.29% Floor + 1.29%),
5.63%, 04/11/45 .......... USD 4,020 $ 4,003,920
7,348,164
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.78%, 09/28/38 .... EUR 10,011 11,820,168
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.23%, 09/28/38 .... 3,674 4,344,549
Autonoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.69%, 01/31/39 .... 336 395,938
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.94%, 01/31/39 .... 543 638,870
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.44%, 01/31/39 .... 233 274,462
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.54%, 01/31/39 .... 129 152,087
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 5.79%, 01/31/39 .... 52 60,662
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 4.69%, 01/27/40 .... 739 890,506
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.09%, 01/28/40 .... 185 225,733
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 8.89%, 01/29/40 .... 1,062 1,315,840
Autonoria Spain FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.59%, 09/30/41 .... 3,788 4,469,567
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.04%, 09/30/41 .... 338 399,650
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.89%, 09/30/41 .... 1,150 1,373,500
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.79%, 09/30/41 .... 406 489,296
AutoNoria Spain FT
(a)
Series 2025-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.89%, 04/30/43 .... 3,300 3,888,382
Series 2025-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.09%, 04/30/43 .... 2,800 3,299,230
Series 2025-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.39%, 04/30/43 .... 1,400 1,649,611
Series 2025-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.89%, 04/30/43 .... 1,500 1,767,423
Security
Par (000)
Par (000) Value
Spain (continued)
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.96%, 03/21/33
(a)
... EUR 155 $ 182,809
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.96%, 03/21/33
(a)
... 47 54,952
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 78 90,828
FTA Consumo Santander
(a)
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.56%,
07/20/38 ............... 3,452 4,077,789
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.91%,
07/20/38 ............... 2,848 3,364,122
Series 8, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.29%,
01/21/40 ............... 2,700 3,184,918
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.59%,
01/21/40 ............... 2,900 3,421,709
Series 8, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.75%), 4.84%,
01/21/40 ............... 1,000 1,179,818
53,012,419
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c) (h)
... USD 603 452,620
United Kingdom — 0.7%
Asimi Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.00%), 5.22%, 09/16/31 .... GBP 792 1,088,148
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 5.57%, 09/16/31 .... 1,786 2,452,131
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 6.17%, 09/16/31 .... 1,654 2,277,020
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.17%,
05/16/32 ............... 2,936 4,037,221
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
05/16/32 ............... 2,907 3,996,865
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.97%,
05/16/32 ............... 2,463 3,384,021
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.62%,
05/16/32 ............... 671 920,034
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
08/20/31 ............... 2,918 4,008,273

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
08/20/31 ............... GBP 5,216 $ 7,160,308
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 6.82%,
08/20/31 ............... 3,951 5,432,679
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 5.02%, 04/19/31
(a) (b)
3,454 4,748,041
Dowson plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
08/20/31 ............... 3,281 4,503,705
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.82%,
08/20/31 ............... 2,490 3,394,599
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.57%,
08/20/31 ............... 631 860,179
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 8.17%,
08/20/31 ............... 1,212 1,654,249
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 11.17%,
08/20/31 ............... 1,476 2,014,880
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 2,893 3,750,664
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.14%,
12/15/34
(a)
.............. 2,472 3,140,398
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 6.42%, 03/15/36
(a) (b)
.. 100 123,538
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.12%,
04/21/33 ............... 5,035 6,923,744
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
04/21/33 ............... 1,504 2,069,120
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.82%,
04/21/33 ............... 1,570 2,161,255
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 8.12%,
04/21/33 ............... 984 1,363,048
Hermitage plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.67%,
09/21/33 ............... 891 1,226,171
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.57%,
04/21/33 ............... GBP 654 $ 905,230
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.32%,
04/21/33 ............... 1,960 2,691,050
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
04/21/33 ............... 2,498 3,429,788
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
04/21/33 ............... 1,709 2,346,476
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.42%,
04/21/33 ............... 928 1,274,144
London Cards No. 1 plc, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 7.97%,
05/15/33
(a) (b)
............... 1,425 2,008,694
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
03/28/34 ............... 1,383 1,917,549
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.72%,
03/28/34 ............... 1,708 2,369,839
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.67%,
03/28/34 ............... 1,784 2,481,132
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.72%,
03/28/34 ............... 2,066 2,925,418
NewDay Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.40%,
03/15/32 ............... 1,910 2,638,609
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.87%,
03/15/32 ............... 3,309 4,574,997
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.62%,
03/15/32 ............... 3,128 4,359,772
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 0.00%,
07/15/33 ............... 3,002 4,120,695
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 0.00%,
07/15/33 ............... 3,307 4,539,354

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newday Funding Master Issuer plc
(a)(b)
Series 2022-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 5.00%), 9.22%,
07/15/30 ............... GBP 3,271 $ 4,496,673
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.92%,
11/15/31 ............... 4,377 6,123,444
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 7.92%,
11/15/31 ............... 5,555 7,854,898
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
07/15/32 ............... 1,949 2,685,351
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
07/15/32 ............... 2,323 3,214,169
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 6.87%,
07/15/32 ............... 4,901 6,786,727
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.52%,
11/15/32 ............... 2,090 2,878,246
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.82%,
11/15/32 ............... 3,087 4,249,892
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.67%,
04/15/33 ............... 4,581 6,298,378
Newday Funding Master Issuer plc-
(a)(b)
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.12%,
07/15/32 ............... 9,773 13,458,963
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 5.07%,
04/15/33 ............... 6,990 9,609,523
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.37%,
04/15/33 ............... 2,829 3,892,181
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.12%,
07/16/29 ............... 22,145 30,467,279
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.52%,
07/16/29 ............... 2,320 3,175,835
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 6.37%,
07/16/29 ............... 150 205,407
Security
Par (000)
Par (000) Value
United Kingdom (continued)
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.40%,
05/15/28 ............... GBP 6,070 $ 8,366,147
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.72%,
05/15/28 ............... 1,125 1,554,241
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.72%,
05/15/28 ............... 712 986,913
Satus plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.12%,
01/17/31 ............... 5,005 6,876,641
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
01/17/31 ............... 3,139 4,308,817
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.27%,
01/17/31 ............... 3,161 4,343,294
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.52%,
01/17/31 ............... 568 778,592
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.52%,
01/17/31 ............... 549 754,066
Tower Bridge Funding plc
(a)(b)
Series 2022-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.72%), 4.94%,
12/20/63 ............... 1,755 2,409,626
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.45%,
10/20/64 ............... 1,469 2,017,835
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.15%), 7.40%,
10/20/64 ............... 993 1,364,418
Series 2023-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 8.55%,
10/20/64 ............... 1,116 1,534,057
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 5.19%,
07/28/35
(a) (b)
............... 3,400 3,881,039
Unique Pub Finance Co. plc (The)
Series N,  6.46%, 03/30/32
(b)
.... 13,239 19,020,752
Zilch Finance 2 Ltd., (1-mo. SONIA +
4.00%), 8.22%, 10/26/27
(a) (f)
..... 24,500 33,629,925
312,496,367
United States — 6.1%
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 5.57%, 10/20/31 ... USD 81 80,880

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.58%, 10/20/31 ... USD 750 $ 751,687
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
5.12%, 08/25/35
(a)
........... 1,030 850,266
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.69%, 05/25/37 ... 6,900 1,084,158
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.03%, 05/25/37 ... 341 54,168
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 1,052 994,484
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 6.54%, 02/19/38
(a) (c)
8,038 8,043,560
Affirm Asset Securitization Trust
(c)
Series 2024-A, Class A, 5.61%,
02/15/29 ............... 7,128 7,160,420
Series 2025-X1, Class C, 5.34%,
04/15/30 ............... 2,790 2,792,112
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 30,491 30,725,171
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,404,485
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 4 1,282
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 128 77,356
Series 2021-C, Class A, 5.11%,
01/25/61
(h)
.............. 12,511 12,475,989
Series 2021-C, Class B, 6.72%,
01/25/61
(h)
.............. 6,230 6,143,813
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,797 17,270,038
Series 2021-D, Class A, 5.00%,
03/25/60
(h)
.............. 26,583 26,611,057
Series 2021-D, Class B, 4.00%,
03/25/60
(a)
.............. 11,057 12,093,492
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,869 18,811,223
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 36,919 32,420,307
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,603,353
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,343,076
Series 2021-E, Class B3, 4.01%,
12/25/60
(a)
.............. 16,880 5,023,153
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,148,344
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 80 37,493
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 159,681 5,664,615
Series 2021-F, Class A, 4.88%,
06/25/61
(h)
.............. 73,293 73,228,943
Series 2021-F, Class B, 3.75%,
06/25/61
(h)
.............. 24,298 24,085,084
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-F, Class C, 0.00%,
06/25/61 ............... USD 36,293 $ 34,542,480
Series 2021-G, Class A, 4.88%,
06/25/61
(a)
.............. 53,876 53,683,749
Series 2021-G, Class B, 3.75%,
06/25/61
(a)
.............. 15,154 16,905,918
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,791 26,590,720
Series 2023-B, Class A, 4.25%,
10/25/62
(h)
.............. 23,506 23,064,387
Series 2023-B, Class B, 4.25%,
10/25/62
(h)
.............. 3,314 3,198,733
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,455 4,419,008
Series 2023-B, Class SA, 0.00%,
10/25/62
(i)
............... 663 613,870
AMSR Trust
(c)
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,762,507
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,536,550
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,465,327
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.60%, 01/22/38
(a) (c)
.......... 26,200 26,265,683
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 458 421,399
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 5.75%, 01/15/37
(a) (c)
323 323,015
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.91%, 05/25/35
(a)
..... 4,785 3,890,338
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 07/25/36 ... 6,787 1,811,094
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 5.01%, 03/25/36 ... 1,810 991,599
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 4.13%,
10/15/37
(a) (c)
............... EUR 3,400 4,010,325
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 463,097
Series 1998-2, Class B1, 7.19%,
12/10/25 ............... 8,475 803,932
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 750 748,619
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 05/28/39 ... 16,240 13,340,043
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.74%, 05/28/39 ... 401 186,022

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 02/28/40 ... USD 8,116 $ 7,296,188
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 12/28/40 ... 344 343,412
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 543,846
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 521,282
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 398,065
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 09/19/39
(a) (c)
5,300 5,300,890
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 6.16%, 08/25/34 ... 13 12,544
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.41%, 12/25/35 ... 6,026 5,872,782
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 09/25/36 ... 1,505 1,469,456
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.95%, 10/25/36 ... 1,405 1,368,769
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 03/25/37 ... 2,510 2,301,341
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 03/25/37 ... 1,565 1,462,540
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 03/25/37 ... 1,728 1,635,138
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.93%, 04/25/37 ... 27 26,819
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.13%, 04/25/37 ... 21,820 20,802,031
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 920 903,730
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,926,938
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,519,695
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 2,392 2,400,264
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c) (h)
.......... 8,626 8,655,825
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,270,645
Carlyle Direct Lending CLO LLC,
Series 2024-1A, Class AL1N, (3-mo.
CME Term SOFR at 1.68% Floor +
1.68%), 5.96%, 10/25/37
(a) (c)
.... 19,637 19,646,819
Security
Par (000)
Par (000) Value
United States (continued)
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 5.06%, 01/25/36 ... USD 1,620 $ 1,420,861
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
4.59%, 10/25/36 .......... 597 580,821
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a) (c)
13,716 13,076,403
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 4.75%,
10/25/36
(a)
................ 1,006 688,375
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 4.89%,
11/25/36
(a)
................ 621 280,122
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.06%, 10/25/37 ... 3,538 3,421,570
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.06%, 10/25/37 ... 1,803 1,684,054
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 4.63%, 05/25/37 11,230 7,336,163
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.70%, 05/25/37 5,101 3,331,737
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 4.60%, 07/25/45 5,329 3,684,370
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 12/25/36
(c)
.. 6,313 3,439,201
Coinstar Funding LLC, Series 2017-1A,
Class A2, 5.22%, 04/25/47
(c)
.... 7,360 6,808,074
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 6.06%, 06/25/54
(a) (c)
.... 15,277 15,534,724
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 3,982 3,661,198
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 761 709,668
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,270 1,149,866
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 577 531,192
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 138 129,283
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,031 11,060,051
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,118 1,134,470
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,133 1,151,942
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 788 801,142
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 378 384,843

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... USD 1,032 $ 1,045,698
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,436 714,118
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,613 733,422
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 566,687
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 717,140
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,240,421
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,326,658
Cook Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 2.86%), 7.14%,
04/17/30
(a) (c)
............... 1,430 1,425,184
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 2.99%,
12/25/36
(h)
.............. 926 752,660
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c) (h)
............. 805 799,446
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c) (h)
............. 5,709 4,644,789
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c) (h)
............. 11,512 373,363
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 07/25/37
(a) (c)
. 1,243 814,204
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,576 1,364,579
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 4,873 4,318,012
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.88%, 03/25/37 ... 12,923 12,909,774
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 05/25/47 ... 1,570 1,331,367
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.93%, 06/25/47
(a) (c)
.......... 2,662 2,123,924
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.70%, 03/15/34
(a)
........... 128 127,935
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.35%,
01/25/29
(h)
.............. 92 221,063
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 175 270,377
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.61%, 05/15/35 .......... 156 154,521
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.61%, 05/15/36 .......... USD 863 $ 854,500
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
4.58%, 11/15/36 .......... 505 494,013
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 4.57%, 01/15/37 ... 376 359,849
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.65%, 10/15/37 ... 14,750 14,819,632
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.41%, 10/15/37 .. 5,000 5,068,231
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 4,975,943
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.59%, 01/15/38
(a) (c)
.... 4,146 4,160,153
Dwight Issuer LLC, Series 2025-FL1,
Class A, (1-mo. CME Term SOFR
at 1.66% Floor + 1.66%), 5.96%,
09/18/42
(a) (c)
............... 2,499 2,493,340
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.01%, 07/15/30
(a) (c)
.......... 1,750 1,751,176
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,391,203
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 4,960 4,920,594
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a) (c)
............... 1,414 1,242,416
Enterprise Fleet Financing LLC, Series
2024-4, Class A4, 4.70%, 06/20/31
(c)
3,040 3,074,828
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 5.48%, 10/25/34 ... 2,818 2,551,438
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.67%, 10/25/36 ... 4,256 2,741,606
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 10/25/36 2,496 1,625,515
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 12/25/36 4,733 1,908,441
First NLC Trust, Series 2007-1, Class
A3, (1-mo. CME Term SOFR at
0.18% Floor + 0.29%), 4.61%,
08/25/37
(a) (c)
............... 1,564 776,108
FirstKey Homes Trust
(c)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,936,644
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,845,650

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... USD 8,285 $ 8,039,930
Flatiron CLO 23 LLC, Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.55%,
04/17/36
(a) (c)
............... 2,510 2,513,402
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a) (c)
.......... 17,567 17,648,703
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 4,236 4,024,562
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 5,279 5,397,259
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,617 1,651,252
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 3,009 3,002,538
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 18,917 19,027,803
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... 16,235 16,160,843
Series 2025-2A, Class D, 5.68%,
04/15/52 ............... 2,263 2,262,831
Series 2025-2A, Class E, 8.35%,
04/15/52 ............... 2,466 2,465,747
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 02/25/37 ... 4,529 3,314,467
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 02/25/37 ... 5,118 1,550,576
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.95%, 10/19/39 ... 9,190 9,224,501
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 08/19/42 ... 3,240 3,232,889
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 5.50%,
08/27/51
(a) (c)
............... 4,163 4,147,233
GoldenTree Loan Management US
CLO 14 Ltd., Series 2022-14A,
Class ER, (3-mo. CME Term SOFR
at 5.90% Floor + 5.90%), 10.17%,
07/20/37
(a) (c)
............... 2,300 2,330,132
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 11.77%,
10/20/36
(a) (c)
............... 2,500 2,380,138
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 3,286 3,218,945
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 2,743 2,820,805
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.65%, 11/09/36
(a) (c)
.... 2,500 2,508,031
Security
Par (000)
Par (000) Value
United States (continued)
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.69%, 04/21/39
(a) (c)
.... USD 2,500 $ 2,486,465
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 28,654 28,980,241
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 26,219 26,544,974
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 1,009 1,032,065
Series 2025-2A, Class A, 5.32%,
06/20/49 ............... 24,307 24,523,805
GoodLeap Sustainable Home Solutions
Trust
(c)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 9,347 7,319,686
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 1,044 941,189
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 6.05%,
03/01/28
(a) (c)
............... 14,644 14,671,182
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 5.46%, 01/25/38
(a) (c)
.... 4,050 4,051,013
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 1,936 1,932,646
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 5,034 5,076,707
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,938 2,974,895
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 14,372 14,655,275
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 2,127 2,165,067
Greenwood Park CLO Ltd., Series
2018-1A, Class D, (3-mo. CME Term
SOFR at 0.00% Floor + 2.76%),
7.02%, 04/15/31
(a) (c)
.......... 925 938,409
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.13%, 12/25/35 ... 5,333 2,401,248
Series 2006-4, Class 1A1, 4.24%,
03/25/36 ............... 3,486 2,349,753
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 206 56,474
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,033 556,696
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,409 251,072
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.83%, 01/25/47 ... 2,687 1,329,150
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.81%, 02/25/47 ... 3,414 3,362,593
Home Efficiency, 0.00%, 12/31/54
(a) (c) (f)
37,792 38,487,263

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.03%, 07/25/36 ... USD 4,008 $ 3,794,085
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37 ... 4,415 3,678,065
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.78%,
07/25/34
(a)
................ 693 665,007
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(h)
................ 6,821 642,035
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.70%, 05/20/32 .... 8,464 8,512,052
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.65%, 10/20/32 .... 13,746 13,815,412
INCREF LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.73%
Floor + 1.73%), 6.05%, 10/19/42
(a) (c)
9,037 9,054,787
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.71%,
12/25/36
(a) (c)
............... 44 42,839
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.84%, 05/25/36
(a)
.. 1,416 1,409,237
Series 2007-CH1, Class MF1,
4.47%, 11/25/36
(h)
......... 11,339 11,613,874
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 6.10%, 07/28/42 ... 4,118 3,952,364
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.86%, 12/27/38 ... 6,922 6,775,212
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 5,119 4,925,175
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,649 895,219
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,331 4,987,432
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 2,771 2,793,511
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 422 417,933
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 4.52%, 06/25/37
(a) (c)
.... 851 563,314
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,248,277
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 392,894
Security
Par (000)
Par (000) Value
United States (continued)
LendingClub Rated Notes Issuer Trust
(c)
Series 2025-P1, Class A, 5.54%,
06/16/31 ............... USD 26,153 $ 26,275,770
Series 2025-P1, Class B, 5.92%,
06/16/31 ............... 1,736 1,744,149
Series 2025-P1, Class C, 6.56%,
06/16/31 ............... 3,919 3,937,397
Series 2025-P1, Class D, 6.79%,
06/16/31 ............... 1,593 1,600,478
Series 2025-P1, Class E, 9.28%,
06/16/31 ............... 3,101 3,115,557
Series 2025-P1, Class F, 13.31%,
06/16/38 ............... 1,033 1,037,849
Series 2025-P1, Class R, 0.00%,
07/16/40 ............... 410 1,003,768
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,076,522
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,282,261
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,062,277
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,323,034
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,832,282
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,546,533
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 788,859
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,798,368
Series 2025-1A, Class A, 4.94%,
09/20/34 ............... 15,342 15,461,872
Series 2025-1A, Class C, 5.68%,
09/20/34 ............... 996 1,010,895
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 15,483 13,015,686
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 03/25/46 ... —
(j)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 06/25/36 ... 7,799 3,637,969
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 08/25/36 ... 17,572 7,018,029
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
5.92%, 01/17/30
(a) (c)
.......... 3,750 3,749,009
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(c)
................ 16,446 16,502,874
Mariner Finance issuance Trust
(c)
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 19,703 19,916,878
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,026,365
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,319,908
Series 2025-AA, Class A, 4.98%,
05/20/38 ............... 23,374 23,691,152

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Mariner Finance Issuance Trust
(c)
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... USD 1,865 $ 1,864,502
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,137,623
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,130,697
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,845,723
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,061,888
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,316,972
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,356,486
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,531,379
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 622,123
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,572,291
Series 2025-AA, Class B, 5.33%,
05/20/38 ............... 3,167 3,224,787
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 3,257 3,312,350
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.95%, 06/25/36
(c)
.. 2,814 2,617,061
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.99%, 05/25/37 ... 5,000 4,227,851
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.95%, 06/25/46
(a) (c)
.......... 588 575,185
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.91%, 05/25/37 ... 2,010 1,455,692
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.93%, 10/25/37 ... 3,317 3,121,046
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.82%, 08/25/37 1,126 1,005,384
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.61%, 06/25/37 ... 2,696 565,879
MF1 LLC, Series 2025-FL19, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.80%, 05/18/42
(a) (c)
3,975 3,985,760
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.95%, 09/17/37 ... 4,098 4,108,889
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 6.05%, 03/19/39 ... 3,340 3,352,556
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 7,985 7,306,894
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... USD 13,760 $ 12,098,032
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 5.30%, 09/25/35 ... 7,694 6,371,052
Series 2006-HE8, Class A2FP, (1-
mo. CME Term SOFR at 0.07%
Floor + 0.18%), 4.50%, 10/25/36 3,741 1,620,208
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 8.23%,
02/25/47
(c)
.............. 605 567,407
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 04/25/36
(a)
2,128 1,478,228
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(h)
.............. 3,502 765,252
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(h)
......... 1,345 363,377
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.93%,
11/25/36
(a)
.............. 1,896 516,718
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 6,281 5,849,971
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,652 1,455,983
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 10,164 9,540,553
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 705 668,865
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 5.05%, 04/25/37
(a)
..... 5,455 5,223,209
Navient Education Loan Trust, Series
2025-A, Class D, 6.03%, 07/15/55
(c)
911 917,441
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,702,970
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,384,583
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 77 75,153
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,651,125
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(a)
......... 4,725 4,663,069
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,568 1,405,560
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 4,218 3,937,399
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 14,119 14,428,689
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 25,779 26,112,155

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... USD 4,023 $ 3,557,978
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 36,702,977
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,705,701
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,802,195
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,422,439
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,335,929
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,437,688
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,444,283
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,061,554
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,654,033
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,621,417
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,811,350
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 556,898
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 6.56%,
11/25/53
(a)
.............. 5,573 5,657,138
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.40%, 03/15/57
(a)
... 29,958 29,741,977
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 5.11%, 12/25/35
(a)
...... 3,948 3,367,753
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,291,428
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 6,175,439
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.83%, 10/25/36
(a) (c)
.......... 65 82,544
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c) (h)
.......... 13,397 13,319,047
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,393 486,512
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,139 481,665
OCP CLO Ltd., Series 2025-40A, Class
A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.46%, 04/16/38
(a) (c)
4,000 3,994,017
OneMain Direct Auto Receivables Trust,
Series 2025-1A, Class D, 6.10%,
07/14/37
(c)
................ 3,016 3,061,778
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,616,327
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,397,382
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... USD 800 $ 741,522
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,754,838
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,470,459
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,681,877
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,838,691
Series 2025-1A, Class D, 5.79%,
07/14/38 ............... 4,806 4,851,126
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 5.17%, 11/25/35
(a)
.. 6,618 5,678,642
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.64%, 03/25/37
(a)
.. 6,755 5,820,948
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(h)
......... 13,395 11,435,653
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(h)
......... 10,919 9,406,606
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(h)
......... 550 536,429
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,011 2,016,224
Series 2007-B, Class A1, (1M Sofr
FWD at 1.20% Floor and 18.00%
Cap + 1.20%), 6.16%, 10/15/37
(c)
414 411,782
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.72%, 04/20/38
(a) (c)
.......... 8,000 8,008,000
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 5,073,738
Owl Rock CLO XII LLC, Series 2023-
12A, Class A1B, 6.37%, 07/20/34
(c)
9,000 8,807,094
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.98%, 07/24/36
(a) (c)
.......... 3,975 3,989,204
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(h)
................ 4,078 3,732,497
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 244 242,046
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,442,276
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.57%, 02/15/33 ... 2,000 2,000,000
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 8.42%, 02/15/33 ... 4,000 3,895,674
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 6,869,130

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 6.57%, 04/18/36
(a) (c)
.... USD 13,000 $ 13,056,229
Point Broadband Funding LLC, Series
2025-1A, Class C, 8.16%, 07/20/55
(c)
7,349 7,348,929
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.72%, 01/20/37 ... 2,110 2,124,005
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.92%, 01/20/37 ... 1,690 1,691,762
PRET LLC
(c)
Series 2021-RN4, Class A1, 5.49%,
10/25/51
(a)
.............. 8,402 8,395,389
Series 2024-NPL4, Class A1, 7.00%,
07/25/54
(h)
.............. 11,959 11,977,769
Series 2024-NPL5, Class A1, 5.96%,
09/25/54
(h)
.............. 9,729 9,739,890
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,477 1,400,611
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 5,962 5,792,836
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,019,464
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 14,927,046
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,094,768
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,297,224
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,520,335
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 5,015,399
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,006,685
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,458,740
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,570,699
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,827,090
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1M Sofr FWD at 0.62%
Floor and 14.00% Cap + 0.62%),
5.06%, 07/25/34
(a)
........... 1,904 1,497,651
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.91%, 11/25/36
(a)
...... 2,474 2,022,384
RCKT Mortgage Trust, Series
2024-CES2, Class B2, 9.89%,
04/25/44
(a) (c)
............... 1,949 2,042,521
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 6.69%, 10/25/39
(a) (c)
.... 3,977 3,970,346
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c) (h)
.... 752 749,562
Regional Management Issuance Trust
(c)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 90 89,389
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1, Class C, 3.04%,
03/17/31 ............... USD 2,500 $ 2,468,321
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,247,545
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 518,368
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,246,484
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 5,675 5,631,438
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,676,342
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,115,115
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,557,102
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,324,035
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,707,173
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 542,077
Republic Finance Issuance Trust
(c)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 8,811 8,758,265
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,840,597
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 4,340 4,219,214
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,772,068
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,426,736
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 703,333
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,867,423
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,836,982
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,367,451
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c) (f)
43,330 41,488,475
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 2.12%,
08/25/35
(h)
.............. 829 626,904
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.72%, 01/25/47
(a)
.. 6,013 5,892,464
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 5.44%, 10/25/35 ... 570 450,929
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.65%, 02/25/37 ... 637 267,323
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.97%, 02/25/37 ... 6,791 2,848,125
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.87%, 01/25/37 ... 1,092 797,849
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 4,631 4,513,371

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... USD 6,778 $ 6,898,851
Sesac Finance LLC
(c)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... 33,590 33,438,335
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,404 2,451,100
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 07/25/36 2,295 470,317
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 10/25/36 4,623 3,498,567
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.18%, 10/15/41
(a) (c)
.... 15,914 16,670,690
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 2,484 2,468,297
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 1,292 1,284,604
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,427,137
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,955,704
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,733,056
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 757 656,326
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 5,740 5,836,623
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.75%, 03/15/56
(a)
... 55,642 56,175,982
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,518,965
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.40%, 06/17/52
(a)
... 7,172 7,120,693
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class A, 4.80%,
02/27/34 ............... 43,409 43,490,103
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,695,960
SoFi Personal Loan Trust
(c)
  0.00%, 10/15/30
(i)
........... 351 16,111,869
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 8,448 8,549,384
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 10,264 10,309,494
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,014 980,562
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 517,642
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 263,695
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 674,602
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 5.23%, 01/25/35 87 73,199
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 5.45%, 11/25/35 USD 69 $ 54,785
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.96%, 01/25/37 ... 1,081 1,032,520
Splitrock Services, Inc., 0.00%,
02/12/31
(c)
................ 304 8,549,778
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 4,702 4,425,866
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 15,953,518
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.83%, 04/17/38
(a) (c)
1,870 1,863,432
Stream Innovations Issuer Trust, Series
2025-1A, Class A, 5.05%, 09/15/45
(c)
10,085 10,157,486
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
5.48%, 05/25/37
(a) (c)
.......... 4,005 3,146,480
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,118 11,390,181
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 5.45%, 06/25/36
(a)
..... 713 636,631
Upgrade Master Pass-Thru Trust,
Series 2025-ST4, Class A, 5.50%,
08/16/32
(c)
................ 8,416 8,416,000
VOLT CVI LLC, Series 2021-NP12,
Class A1, 5.73%, 12/26/51
(c) (h)
... 12,495 12,456,364
Washington Mutual Asset-Backed
Certificates Trust
(a)
Series 2007-HE1, Class 2A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.55%, 11/25/36 ... 512 159,506
Series 2007-HE1, Class 2A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 11/25/36 ... 4,540 1,422,517
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 09/25/36 ... 11,975 3,033,967
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.42%, 10/25/36 ... 3,405 2,562,436
Wireless PropCo Funding LLC,
Series 2025-1A, Class C, 8.51%,
06/25/55
(c) (f)
................ 13,145 13,328,633
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.83%,
06/25/37
(a) (c)
............... 5,287 1,638,135
2,582,065,263
Total Asset-Backed Securities — 14.4%
(Cost: $ 6,192,381,252 ) ........................... 6,104,577,724

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.0%
APA Group
(k)
................. 146,142 $ 785,772
BHP Group Ltd. ............... 32,106 772,393
IREN Ltd.
(e) (l)
................. 391,393 5,702,596
TPG Telecom Ltd. ............. 234,166 821,548
8,082,309
Austria — 0.0%
Raiffeisen Bank International AG ... 15,737 481,373
Belgium — 0.0%
Azelis Group NV .............. 313,337 5,009,072
Brazil — 0.0%
MercadoLibre, Inc.
(e)
............ 673 1,758,973
Cambodia — 0.0%
NagaCorp Ltd.
(e) (l)
.............. 1,336,000 606,682
Canada — 0.1%
Algoma Steel Group, Inc.
(m)
....... 1,251,408 8,622,201
Brookfield Corp. ............... 12,182 753,955
Cameco Corp.
(m)
.............. 160,120 11,885,708
21,261,864
Chile — 0.0%
Wom New Holdco
(e) (f)
........... 82,839 2,319,492
China — 0.1%
Alibaba Group Holding Ltd. ....... 12,369 175,095
Alibaba Group Holding Ltd. , ADR
(m)
.. 78,208 8,869,569
BYD Co. Ltd. , Class H .......... 367,500 5,721,987
Contemporary Amperex Technology Co.
Ltd. , Class H
(e) (l)
............. 32,900 1,379,713
PDD Holdings, Inc. , ADR
(e)
....... 6,911 723,306
Tencent Holdings Ltd. ........... 46,651 3,005,986
19,875,656
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 16,137 745,368
Czech Republic — 0.0%
Komercni Banka A/S ........... 18,553 897,837
Moneta Money Bank A/S
(b) (c)
...... 95,931 661,653
1,559,490
France — 0.0%
Arkema SA .................. 100,754 7,440,038
Casino Guichard Perrachon SA
(e)
... 22,622 11,088
LVMH Moet Hennessy Louis Vuitton SE 6,060 3,171,683
10,622,809
Georgia — 0.0%
Lion Finance Group plc .......... 11,501 1,120,230
Germany — 0.1%
ADLER Group SA
(e) (f)
........... 5,755,512 68
BASF SE ................... 87,323 4,318,954
Bayer AG (Registered) .......... 65,943 1,986,684
Covestro AG
(e)
................ 134,578 9,574,980
Deutsche Telekom AG (Registered) . 20,774 760,403
Evonik Industries AG ........... 210,885 4,356,586
Gerresheimer AG .............. 140,509 7,935,010
K+S AG (Registered) ........... 112,176 2,057,660
LANXESS AG ................ 151,305 4,511,210
Rheinmetall AG ............... 103 218,123
TUI AG
(e)
................... 465,966 4,083,398
39,803,076
Security
Shares
Shares Value
Greece — 0.0%
Athens International Airport SA ..... 101,089 $ 1,177,433
Hellenic Telecommunications
Organization SA ............ 43,799 832,711
National Bank of Greece SA ...... 70,068 893,420
OPAP SA , Class R ............. 33,355 756,343
3,659,907
Hungary — 0.0%
OTP Bank Nyrt. ............... 23,425 1,872,363
India — 0.0%
Axis Bank Ltd. ................ 15,276 213,651
Bajaj Finance Ltd. ............. 19,360 211,437
Eicher Motors Ltd. ............. 16,039 1,058,158
Eternal Ltd.
(e)
................. 370,000 1,139,526
GAIL India Ltd. ............... 120,501 268,263
Hindustan Petroleum Corp. Ltd. .... 27,400 140,021
ICICI Bank Ltd. ............... 10,740 181,503
ReNew Energy Global plc , Class A
(e)
. 536,000 3,703,760
Sammaan Capital Ltd. .......... 650,000 1,079,798
Tata Consultancy Services Ltd. .... 8,551 345,294
8,341,411
Indonesia — 0.0%
Astra International Tbk. PT ....... 2,515,200 697,502
Bank Mandiri Persero Tbk. PT ..... 3,227,300 969,430
Bank Syariah Indonesia Tbk. PT .... 1,645,000 261,579
Ciputra Development Tbk. PT ..... 10,272,100 605,606
Mitra Adiperkasa Tbk. PT ........ 4,787,500 347,706
Telkom Indonesia Persero Tbk. PT .. 1,821,000 311,540
3,193,363
Israel — 0.0%
(e)
Deep Instinct Ltd.
(f)
............. 292,569 17,554
Nova Ltd. ................... 37 10,489
28,043
Italy — 0.0%
Intesa Sanpaolo SpA ........... 810,076 4,666,370
Prysmian SpA ................ 76,569 5,421,026
UniCredit SpA ................ 50,623 3,395,962
Wizz Air Holdings plc
(b) (c) (e)
........ 61,467 922,913
14,406,271
Japan — 0.1%
ANA Holdings, Inc. ............. 55,800 1,092,567
Aoyama Trading Co. Ltd. ......... 76,100 1,156,332
Doutor Nichires Holdings Co. Ltd. ... 66,900 1,218,292
Hiday Hidaka Corp. ............ 56,900 1,305,203
Marui Group Co. Ltd. ........... 61,500 1,308,486
Nintendo Co. Ltd. .............. 3,700 355,311
Rakuten Group, Inc.
(e)
........... 1,200,300 6,613,872
Round One Corp. ............. 154,200 1,573,852
Saizeriya Co. Ltd. ............. 36,400 1,261,638
Sankyo Co. Ltd. ............... 75,000 1,388,159
USS Co. Ltd. ................. 115,100 1,268,509
18,542,221
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 29,137 720,266
Kaspi.KZ JSC , ADR ............ 18,594 1,578,445
2,298,711
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 251,100 404,988
Frontken Corp. Bhd. ............ 1,362,500 1,283,220
1,688,208

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands — 0.0%
Koninklijke Vopak NV ........... 16,673 $ 828,136
New Zealand — 0.0%
Xero Ltd.
(e)
.................. 8,625 1,020,590
Nigeria — 0.0%
Airtel Africa plc
(b) (c)
............. 325,564 806,240
Philippines — 0.0%
Ayala Land, Inc. ............... 1,442,300 692,093
Bloomberry Resorts Corp. ........ 5,160,500 468,634
DigiPlus Interactive Corp. ........ 720,320 665,114
International Container Terminal
Services, Inc. .............. 63,340 461,771
Metropolitan Bank & Trust Co. ..... 303,190 390,226
2,677,838
Poland — 0.0%
LPP SA .................... 480 1,956,294
Powszechny Zaklad Ubezpieczen SA 94,367 1,650,206
3,606,500
Republic of Turkiye — 0.0%
Akbank TAS ................. 898,060 1,539,034
Eldorado Gold Corp.
(e)
.......... 76,366 1,553,284
Turkiye Is Bankasi A/S , Class C .... 4,744,986 1,592,473
4,684,791
Romania — 0.0%
Banca Transilvania SA .......... 117,228 844,322
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(e)
......... 5,842 934,369
South Korea — 0.0%
Samsung Electro-Mechanics Co. Ltd. 8,916 885,855
Samsung Electronics Co. Ltd. ..... 22,849 1,010,420
SK Hynix, Inc. ................ 5,190 1,118,349
3,014,624
Spain — 0.0%
CaixaBank SA ................ 1,214,000 10,519,079
Switzerland — 0.0%
Avolta AG ................... 14,444 786,781
Taiwan — 0.0%
Nanya Technology Corp.
(e)
........ 510,000 893,799
Thailand — 0.0%
CP ALL PCL ................. 1,075,400 1,456,587
True Corp. PCL , NVDR
(e)
......... 1,471,400 503,234
1,959,821
United Kingdom — 0.1%
BAE Systems plc .............. 2,500 64,882
Barratt Redrow plc ............. 127,416 797,878
Genius Sports Ltd.
(e) (l)
........... 1,345,384 13,991,994
Land Securities Group plc ........ 91,158 791,782
Mobico Group plc
(e)
............ 2,543,814 1,030,891
NEW Look Retailers
(e) (f)
.......... 4,100,922 56
Smith & Nephew plc ............ 53,772 823,477
Taylor Wimpey plc ............. 494,958 807,135
18,308,095
United States — 2.0%
Advanced Micro Devices, Inc.
(e)
.... 1,550 219,945
Amazon.com, Inc.
(e) (m)
........... 56,673 12,433,489
AMC Networks, Inc. , Class A
(e)
..... 197,308 1,237,121
Amentum Holdings, Inc.
(e) (m)
....... 628,962 14,849,793
Security
Shares
Shares Value
United States (continued)
Analog Devices, Inc. ............ 3,141 $ 747,621
Apollo Global Management, Inc. .... 55,545 7,880,169
Apple, Inc. .................. 1,500 307,755
Applied Materials, Inc. .......... 63,271 11,583,022
Avaya, Inc.
(e)
................. 2,491 18,060
Bank of America Corp. .......... 89,284 4,224,919
Boeing Co. (The)
(e)
............. 39,637 8,305,141
Boston Scientific Corp.
(e)
......... 66,593 7,152,754
Broadcom, Inc.
(m)
.............. 90,373 24,911,317
Caesars Entertainment, Inc.
(e)
..... 278,230 7,898,950
Capital One Financial Corp.
(m)
..... 79,874 16,993,992
Carlson Travel, Inc.
(e)
........... 17,611 70,444
Carrier Global Corp. ............ 41,671 3,049,900
Citigroup, Inc. ................ 207,003 17,620,095
CME Group, Inc. , Class A ........ 2,739 754,923
Comerica, Inc. ................ 25,531 1,522,924
CommScope Holding Co., Inc.
(e)
.... 725,437 6,006,618
CoreWeave, Inc. , Class A , (Acquired
03/27/25 , cost $ 10,714,325 )
(e) (n)
.. 228,000 37,177,680
Costco Wholesale Corp. ......... 2,254 2,231,325
Crowdstrike Holdings, Inc. , Class A
(e)
. 36,427 18,552,635
Crown PropTech Acquisitions
(e) (f)
.... 345,971 305,284
Crown PropTech Acquisitions , Class A
(e)
133,068 1,514,314
Danaher Corp. ............... 88,240 17,430,930
Darden Restaurants, Inc. ........ 3,439 749,599
Davidson Kempner Merchant Co.-Invest
Fund LP , (Acquired 03/31/23 , cost
$ 0 )
(e) (n) (o)
.................. —
(p)
32,564,469
Delta Air Lines, Inc. ............ 138,989 6,835,479
DF Residential III LP
(e) (f)
.......... 16,941,406 16,941,406
Dominion Energy, Inc. ........... 13,301 751,773
DR Horton, Inc. ............... 34,800 4,486,416
DraftKings, Inc. , Class A
(e)
........ 338,715 14,527,486
Duke Energy Corp. ............ 76,500 9,027,000
Electronic Arts, Inc. ............ 4,741 757,138
Eli Lilly & Co.
(m)
............... 36,724 28,627,460
EOG Resources, Inc. ........... 47,226 5,648,702
EPAM Systems, Inc.
(e)
........... 6,210 1,098,052
Epic Games, Inc. , (Acquired 10/17/24 ,
cost $ 22,098,625 )
(e) (f) (n)
........ 45,487 33,462,057
EXO Capital Technologies, Inc. ,
(Acquired 06/24/21 , cost
$ 5,879,165 )
(e) (f) (n)
............ 10,036 3,613
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 27,387,008 )
(e) (f) (n)
........... 403,700 24,585,330
Farmers Business Network, Inc.
(e) (f)
.. 217,669 280,793
First Citizens BancShares, Inc. , Class A 4,673 9,142,584
First Horizon Corp. ............. 141,967 3,009,700
Flagstar Financial, Inc. .......... 2,083,853 22,088,842
Flowco Holdings, Inc. , Class A ..... 616,648 10,982,501
Formentera Partners Fund II LP
(f) (o)
.. —
(p)
22,022,431
Fox Corp. , Class B ............. 14,612 754,418
FreeWire Technologies, Inc.
(e) (f)
..... 328 —
Home Depot, Inc. (The) ......... 8,984 3,293,894
Informatica, Inc. , Class A
(e)
....... 20,709 504,264
Jack Henry & Associates, Inc. ..... 4,201 756,894
JPMorgan Chase & Co. ......... 19,468 5,643,968
Lam Research Corp. ........... 48,766 4,746,882
Latch, Inc.
(e)
................. 715,325 100,145
Lionsgate Studios Corp.
(e)
........ 1,324,564 7,695,717
Lockheed Martin Corp. .......... 16,950 7,850,223
Lumen Technologies, Inc.
(e)
....... 2,727,963 11,948,478
Marvell Technology, Inc. ......... 262,550 20,321,370
Melange Capital Partners
(e) (f) (o)
..... 13,515,229 16,623,732

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Meta Platforms, Inc. , Class A ...... 24,990 $ 18,444,869
Micron Technology, Inc. .......... 76,158 9,386,473
Nasdaq, Inc. ................. 8,389 750,144
Netflix, Inc.
(e)
................. 8,715 11,670,518
New Look Builders, Inc.
(e) (f)
....... 8,689,610 87
NRG Energy, Inc. .............. 55,952 8,984,772
Nucor Corp. ................. 5,677 735,399
NVIDIA Corp. ................ 142,521 22,516,893
Opendoor Technologies, Inc. , Class A
(e)
1,367,000 728,611
Palladyne AI Corp.
(e)
............ 853,789 7,393,816
Palladyne AI Corp.
(e) (l)
........... 73,917 640,121
Palo Alto Networks, Inc.
(e)
........ 65,159 13,334,138
Paramount Global , Class B ....... 192,484 2,483,044
Playstudios, Inc. , Class A
(e)
....... 1,145,983 1,501,238
Ralph Lauren Corp. , Class A ...... 2,738 750,979
Relspace
(f)
.................. 3,565 3,672
ResMed, Inc. ................ 2,909 750,522
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 2,541,250 )
(e) (n)
............. 250,000 1,437,440
Snorkel AI, Inc. , (Acquired 06/30/21 ,
cost $ 609,993 )
(e) (f) (n)
.......... 40,613 389,073
Solaris Energy Infrastructure, Inc. ,
Class A .................. 1,165,980 32,985,574
Sonder Holdings, Inc. , Class A
(e)
.... 164,240 443,449
SOURCE Global PBC
(e) (f)
......... 99,230 7,938
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23 , cost
$ 7,985,223 )
(e) (f) (n)
............ 98,583 18,237,855
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23 , cost
$ 8,570,448 )
(e) (f) (n)
............ 105,808 19,574,480
Starz Entertainment Corp.
(l)
....... 64,848 1,042,107
Synchrony Financial ............ 11,185 746,487
Toll Brothers, Inc. .............. 36,255 4,137,783
Trane Technologies plc .......... 10,832 4,738,025
Travelers Cos., Inc. (The) ........ 2,815 753,125
Uber Technologies, Inc.
(e)
........ 318,908 29,754,116
United Airlines Holdings, Inc.
(e)
..... 77,000 6,131,510
Valero Energy Corp. ............ 144,030 19,360,513
Venture Global, Inc. , Class A
(l)
..... 42,707 665,375
Verisk Analytics, Inc. ............ 2,419 753,519
Vertiv Holdings Co. , Class A ...... 109,430 14,051,906
Viper Energy, Inc. , Class A ....... 120,230 4,584,370
Vistra Corp. ................. 63,900 12,384,459
Walmart, Inc. ................. 54,378 5,317,081
Walt Disney Co. (The) .......... 38,498 4,774,137
Warner Bros Discovery, Inc.
(e) (l)
..... 1,534,226 17,582,230
852,761,784
Total Common Stocks — 2.5%
(Cost: $ 991,290,139 ) ............................. 1,070,923,661
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc , 8.13% ,
01/23/30
(c)
................ USD 8,010 7,889,850
Argentina — 0.1%
(c)
Pampa Energia SA , 7.88% , 12/16/34 1,913 1,908,428
Telecom Argentina SA , 9.25% , 05/28/33 2,006 2,041,345
Security
Par (000)
Par (000) Value
Argentina (continued)
Vista Energy Argentina SAU
8.50% , 06/10/33 ............ USD 6,221 $ 6,266,102
7.63% , 12/10/35 ............ 11,562 11,189,704
21,405,579
Australia — 0.6%
AngloGold Ashanti Holdings plc , 3.75% ,
10/01/30 ................. 1,940 1,818,750
Aurizon Network Pty. Ltd. , 6.10% ,
09/12/31
(b)
................ AUD 2,590 1,773,355
AusNet Services Holdings Pty. Ltd.
(b)
3.75% , 05/08/35 ............ EUR 6,000 7,038,299
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.05% , 02/12/55
(a)
... AUD 10,000 6,588,345
Australia Pacific Airports Melbourne
Pty. Ltd. , (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.20%),
5.95% , 06/16/55
(a) (b)
.......... 9,600 6,323,105
Bank of Queensland Ltd. , (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.83%), 5.72% , 01/29/35
(a)
. 5,590 3,660,516
CIMIC Finance USA Pty. Ltd. , 7.00% ,
03/25/34
(b)
................ USD 7,500 7,985,009
FMG Resources August 2006 Pty. Ltd.
(c)
5.88% , 04/15/30 ............ 227 229,841
6.13% , 04/15/32 ............ 637 647,941
Glencore Capital Finance DAC
(b)
1.13% , 03/10/28 ............ EUR 10,528 11,931,801
3.75% , 02/04/32 ............ 13,490 15,947,593
1.25% , 03/01/33 ............ 453 446,865
Glencore Finance Europe Ltd. , 3.13% ,
03/26/26
(b)
................ GBP 3,425 4,648,387
Glencore Funding LLC , 6.13% ,
10/06/28
(c)
................ USD 700 732,439
Insurance Australia Group Ltd. , (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.39% , 06/15/37
(a) (b)
.......... AUD 4,000 2,586,477
IREN Ltd. , 3.50% , 12/15/29
(c) (q)
..... USD 6,532 8,445,876
Mineral Resources Ltd.
(c)
8.00% , 11/01/27 ............ 300 301,398
9.25% , 10/01/28 ............ 4,791 4,903,148
8.50% , 05/01/30 ............ 9,363 9,316,680
National Australia Bank Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.35% ,
01/12/37
(a) (b)
............... 14,000 12,371,177
NSW Electricity Networks Finance Pty.
Ltd. , (3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 2.05%),
5.78% , 03/11/55
(a) (b)
.......... AUD 27,410 17,936,523
NSW Ports Finance Co. Pty. Ltd. ,
5.43% , 09/19/34
(b)
........... 16,890 11,014,552
Oceana Australian Fixed Income Trust
(f)
12.00% , 07/31/25 ........... 11,002 7,250,379
12.50% , 07/31/26 ........... 16,502 11,132,311
12.50% , 07/31/27 ........... 27,503 18,984,433
10.50% , 07/31/28 ........... 23,159 15,452,437
Origin Energy Finance Ltd. , 1.00% ,
09/17/29
(b)
................ EUR 18,657 20,053,646
Pacific National Finance Pty. Ltd.
(b)
3.70% , 09/24/29 ............ AUD 3,000 1,822,023
(ADSWAP5 + 3.85%), 7.75% ,
12/11/54
(a)
.............. 7,580 4,951,810

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Qube Treasury Pty. Ltd. , 5.90% ,
12/11/34
(b)
................ AUD 15,000 $ 10,054,689
Scentre Group Trust 1
(a)(b)
(ADSWAP5 + 2.30%), 5.88% ,
09/10/54 ............... 3,620 2,429,581
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.02% ,
09/10/54 ............... 490 326,079
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.02% ,
09/10/54 ............... 8,260 5,496,771
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 5.60% ,
03/31/55 ............... 7,200 4,696,032
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 5.60% ,
03/31/55 ............... 6,000 3,913,360
Transurban Finance Co. Pty. Ltd. ,
4.14% , 04/17/35
(b)
........... EUR 6,000 7,299,996
Transurban Queensland Finance Pty.
Ltd. , 5.62% , 08/28/34
(b)
........ AUD 3,090 2,052,475
Westpac Banking Corp. , (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.78%), 5.82% , 06/04/40
(a) (b)
11,710 7,769,979
260,334,078
Austria — 0.0%
Lenzing AG
(a)(b)(r)
(5-Year EUR Swap Annual +
11.21%), 5.75% .......... EUR 3,000 3,499,847
(5-Year EUR Swap Annual +
11.21%), 5.75% .......... 12,300 14,349,374
Belgium — 0.1%
Anheuser-Busch InBev SA , 4.00% ,
09/24/25
(b)
................ GBP 3,266 4,476,431
Azelis Finance NV , 5.75% , 03/15/28
(b)
EUR 3,242 3,933,901
KBC Group NV
(a)(b)
(GUKG1 + 0.92%), 1.25% , 09/21/27 GBP 3,300 4,347,129
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(r)
.......... EUR 3,400 4,435,979
Ontex Group NV , 5.25% , 04/15/30
(b)
. 828 996,034
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(c)
...... USD 16,000 15,831,748
34,021,222
Bermuda — 0.0%
RLGH Finance Bermuda Ltd.
(b)
8.25% , 07/17/31 ............ 2,500 2,768,500
6.75% , 07/02/35 ............ 9,460 9,540,637
12,309,137
Brazil — 0.2%
3R Lux SARL
9.75% , 02/05/31
(c)
........... 3,826 3,869,042
9.75% , 02/05/31
(b)
........... 200 202,250
Ambipar Lux SARL , 10.88% , 02/05/33
(c)
4,140 3,929,108
Azul Secured Finance LLP
11.93% , 08/28/28
(d) (e)
......... 7,328 1,685,510
(SOFR Index at 3.00% Floor +
8.25%), 4.38% , 01/28/30
(a) (c)
.. 1,903 2,359,709
Braskem Netherlands Finance BV ,
8.00% , 10/15/34
(c)
........... 3,725 2,970,315
Embraer Netherlands Finance BV ,
7.00% , 07/28/30
(b)
........... 301 323,500
LD Celulose International GmbH ,
7.95% , 01/26/32
(c)
........... 2,085 2,186,644
Security
Par (000)
Par (000) Value
Brazil (continued)
MC Brazil Downstream Trading SARL
7.25% , 06/30/31
(b)
........... USD 2,654 $ 2,107,452
7.25% , 06/30/31
(c)
........... 6,877 5,460,517
Nexa Resources SA , 6.75% , 04/09/34
(c)
1,117 1,163,076
Petrorio Luxembourg Holding SARL ,
6.13% , 06/09/26
(b)
........... 330 330,294
Pluxee NV , 3.50% , 09/04/28
(b)
..... EUR 26,500 31,514,097
Raizen Fuels Finance SA
6.45% , 03/05/34
(c)
........... USD 2,290 2,279,741
6.70% , 02/25/37
(b)
........... 390 381,956
6.95% , 03/05/54
(c)
........... 825 764,363
Samarco Mineracao SA
(s)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.............. 6,977 6,839,997
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.............. 20,110 19,714,929
Suzano Austria GmbH
6.00% , 01/15/29 ............ 684 702,810
5.00% , 01/15/30 ............ 3,269 3,260,599
Trident Energy Finance plc , 12.50% ,
11/30/29
(b)
................ 6,565 6,568,283
Vale Overseas Ltd. , 6.40% , 06/28/54 . 2,121 2,073,299
100,687,491
Cameroon — 0.0%
Golar LNG Ltd. , 2.75% , 12/15/30
(c) (q)
. 3,674 3,765,850
Canada — 0.9%
1011778 BC ULC
(c)
3.88% , 01/15/28 ............ 210 204,552
4.38% , 01/15/28 ............ 3,812 3,738,240
4.00% , 10/15/30 ............ 8,965 8,354,202
Air Canada Pass-Through Trust , Series
2020-1 , Class C , 10.50% , 07/15/26
(c)
15,068 15,859,070
Baytex Energy Corp.
(c)
8.50% , 04/30/30 ............ 1,460 1,460,885
7.38% , 03/15/32 ............ 2,867 2,737,667
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.39%), 6.88% , 09/15/55
(a)
.... 3,561 3,650,073
Bombardier, Inc.
(c)
7.50% , 02/01/29 ............ 1,479 1,552,889
7.25% , 07/01/31 ............ 2,622 2,752,313
7.00% , 06/01/32 ............ 1,332 1,387,125
Brookfield Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 6.30% ,
01/15/55
(a)
................ 23,346 22,340,943
Brookfield Residential Properties, Inc.
(c)
6.25% , 09/15/27 ............ 1,544 1,537,465
5.00% , 06/15/29 ............ 4,151 3,777,736
4.88% , 02/15/30 ............ 3,069 2,739,365
Enbridge, Inc. , 4.90% , 06/20/30 .... 2,933 2,962,371
Garda World Security Corp.
(c)
4.63% , 02/15/27 ............ 467 464,105
7.75% , 02/15/28 ............ 2,844 2,942,297
HR Ottawa LP , 11.00% , 03/31/31
(c)
.. 99,478 108,097,141
Husky Injection Molding Systems Ltd. ,
9.00% , 02/15/29
(c)
........... 4,227 4,419,531
Mattamy Group Corp.
(c)
5.25% , 12/15/27 ............ 4,672 4,649,525
4.63% , 03/01/30 ............ 7,171 6,892,346
NOVA Chemicals Corp.
(c)
5.25% , 06/01/27 ............ 3,030 3,014,156
4.25% , 05/15/29 ............ 1,682 1,617,592

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
9.00% , 02/15/30 ............ USD 3,777 $ 4,078,999
7.00% , 12/01/31 ............ 272 284,975
Open Text Corp. , 3.88% , 12/01/29
(c)
. 3,510 3,306,150
Open Text Holdings, Inc. , 4.13% ,
12/01/31
(c)
................ 2,207 2,032,010
Parkland Corp.
(c)
5.88% , 07/15/27 ............ 2,536 2,537,499
4.63% , 05/01/30 ............ 357 341,849
6.63% , 08/15/32 ............ 1,083 1,106,914
RB Global Holdings, Inc. , 7.75% ,
03/15/31
(c)
................ 2,532 2,661,789
Rogers Communications, Inc.
3.70% , 11/15/49 ............ 10,466 7,665,971
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00% ,
04/15/55
(a)
.............. 16,647 17,019,186
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13% , 04/15/55
(a)
... 6,464 6,551,933
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.59%), 5.25% , 03/15/82
(a) (c)
.. 767 760,370
South Bow Canadian Infrastructure
Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50% ,
03/01/55
(a) (c)
............... 2,037 2,101,669
Toronto-Dominion Bank (The)
(b)
2.88% , 04/05/27 ............ GBP 3,266 4,360,624
2.78% , 09/03/27 ............ EUR 31,520 37,545,522
3.19% , 02/16/29 ............ 41,620 50,185,620
Toucan FinCo. Ltd. , 9.50% , 05/15/30
(c)
USD 16,623 16,992,325
Wrangler Holdco Corp. , 6.63% ,
04/01/32
(c)
................ 897 933,832
367,618,826
Chile — 0.2%
AES Andes SA
6.30% , 03/15/29
(c)
........... 1,487 1,521,877
6.30% , 03/15/29
(b)
........... 1,052 1,076,675
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15% , 06/10/55
(a) (c)
.. 12,700 13,099,669
Banco de Credito e Inversiones SA , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a) (c) (r)
................ 1,110 1,171,805
Banco del Estado de Chile , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%),
7.95%
(a) (c) (r)
................ 1,943 2,028,608
Cencosud SA , 4.38% , 07/17/27
(b)
... 224 221,901
Empresa Nacional de
Telecomunicaciones SA , 4.75% ,
08/01/26
(b)
................ 804 805,809
Telefonica Moviles Chile SA , 3.54% ,
11/18/31
(c)
................. 5,886 3,659,915
WOM Chile Holdco SpA , 5.00% , ( 5.00%
Cash or 5.00 % PIK), 04/01/32
(a) (c) (q) (s)
43,832 42,758,609
WOM Mobile SA , 12.50% , ( 12.50%
Cash or 12.50 % PIK), 04/01/31
(a) (c) (s)
22,201 21,142,721
87,487,589
Security
Par (000)
Par (000) Value
China — 0.7%
Alibaba Group Holding Ltd. , 0.50% ,
06/01/31
(q)
................ USD 3,035 $ 3,866,057
Bilibili, Inc. , 0.63% , 06/01/30
(c) (q)
.... 11,850 13,343,100
Central Plaza Development Ltd. , 6.80% ,
04/07/29
(b)
................ 3,480 3,475,650
CFAMC IV Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 6.98%),
4.25%
(a) (b) (r)
................ 800 796,000
China City Construction International
Co. Ltd. , 5.35% , 07/03/17
(b) (d) (e) (f)
.. CNY 2,990 —
Chow Tai Fook Jewellery Group Ltd. ,
0.38% , 06/30/30
(b) (q)
.......... HKD 180,000 23,214,078
Country Garden Holdings Co. Ltd.
(b)(d)(e)
8.00% , 01/27/24 ............ USD 1,000 73,750
3.13% , 10/22/25 ............ 2,000 147,500
2.70% , 07/12/26 ............ 1,000 73,750
5.13% , 01/14/27 ............ 1,000 73,750
Deep Development 2025 Ltd. , 0.75% ,
05/20/32
(b) (q)
............... HKD 503,000 65,390,417
European TopSoho SARL , Series
SMCP , 4.00% , 09/21/21
(b) (d) (e) (q)
... EUR 13,600 8,010,060
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
6.95% , 12/17/21 ............ USD 3,180 87,450
11.75% , 04/17/22 ........... 10,550 290,125
11.88% , 06/01/23 ........... 3,142 86,405
7.95% , 07/05/24 ............ 5,938 163,295
9.88% , 10/19/24 ............ 3,695 101,612
Far East Horizon Ltd.
(b)
6.63% , 04/16/27 ............ 7,185 7,267,627
5.88% , 03/05/28 ............ 20,000 19,885,400
6.00% , 10/01/28 ............ 9,910 9,866,991
FinVolution Group , 2.50% , 07/01/30
(c) (q)
9,222 9,206,350
Fortune Star BVI Ltd. , 3.95% ,
10/02/26
(b)
................ EUR 15,800 17,920,375
GDS Holdings Ltd. , 2.25% , 06/01/32
(c) (q)
USD 4,195 4,782,300
GLP China Holdings Ltd. , 2.95% ,
03/29/26
(b)
................ 2,346 2,208,055
Haidilao International Holding Ltd. ,
2.15% , 01/14/26
(b)
........... 5,000 4,906,250
iQIYI, Inc. , 6.50% , 03/15/28
(b) (q)
..... 7,000 6,921,550
KWG Group Holdings Ltd.
(b)(d)(e)
5.88% , 11/10/24 ............ 2,000 130,000
6.00% , 08/14/26 ............ 1,000 65,000
Meituan , 0.00% , 04/27/28
(b) (i) (q)
..... 6,000 5,826,000
Nickel Resources International Holdings
Co. Ltd. , 12.00% , 12/12/18
(b) (d) (e) (f)
. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd.
(b)(q)
0.88% , 07/22/29 ............ USD 26,300 33,466,750
0.00% , 06/11/30
(i)
........... HKD 218,000 29,326,047
Prosus NV
(b)
3.26% , 01/19/27 ............ USD 200 195,563
3.06% , 07/13/31 ............ 1,123 993,855
SF Holding Investment 2023 Ltd. ,
0.00% , 07/08/26
(b) (i) (q)
......... HKD 126,000 16,557,950
Sunac China Holdings Ltd.
(b)(d)(e)
7.00% , ( 7.00 % Cash or 7.00 % PIK),
09/30/29
(s)
.............. USD 3,636 440,909
7.25% , 09/30/30 ............ 11,364 1,377,841
Vnet Group, Inc. , 2.50% , 04/01/30
(b) (q)
8,333 7,260,823
297,798,635

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.1%
ABRA Global Finance , 14.00% ,
( 14.00 % Cash or 14.00 % PIK),
10/22/29
(c) (s)
............... USD 26,403 $ 19,944,694
Bancolombia SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63% ,
12/24/34
(a)
................ 1,796 1,886,177
Gran Tierra Energy, Inc. , 9.50% ,
10/15/29
(c)
................ 16,965 12,900,695
Promigas SA ESP
3.75% , 10/16/29
(c)
........... 1,831 1,696,367
3.75% , 10/16/29
(b)
........... 875 810,661
SierraCol Energy Andina LLC , 6.00% ,
06/15/28
(b)
................ 431 398,535
SURA Asset Management SA , 6.35% ,
05/13/32
(c)
................ 2,730 2,873,052
40,510,181
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance , 10.88% , 01/15/31
(c)
.... 1,089 1,159,894
Cyprus — 0.0%
ASG Finance DAC , 9.75% , 05/15/29
(c)
2,279 2,130,865
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(b)
........... EUR 15,715 19,668,452
Czechoslovak Group A/S , 5.25% ,
01/10/31
(b)
................ 10,775 12,886,764
EP Infrastructure A/S , 1.82% ,
03/02/31
(b)
................ 36,800 38,612,730
71,167,946
Denmark — 0.3%
Carlsberg Breweries A/S , 3.25% ,
02/28/32
(b)
................ 11,815 13,884,077
Danske Bank A/S
(a)(b)
(GUKG1 + 1.65%), 2.25% , 01/14/28 GBP 20,485 27,140,919
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.75% , 06/21/30 .... EUR 1,131 1,422,284
(5-Year EUR Swap Annual +
1.40%), 1.00% , 05/15/31 .... 1,910 2,220,324
(1-Year EURIBOR ICE Swap Rate +
1.15%), 3.50% , 05/26/33 .... 4,563 5,374,517
(5-Year EUR Swap Annual +
1.55%), 3.75% , 11/19/36 ..... 33,500 39,476,447
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 7.01% , 04/22/30 .... 11,104 13,103,789
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.30% , 02/24/31
(b) (c)
.. 1,989 2,327,921
104,950,278
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA , 7.00% , 06/30/34
(c)
........ USD 1,109 1,150,233
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(b)
........... EUR 2,318 2,681,408
4.88% , 02/04/28
(c)
........... USD 5,469 5,201,544
4.88% , 02/04/28
(b)
........... 3,800 3,614,164
Citycon Treasury BV
(b)
Series EURO , 2.38% , 01/15/27 .. EUR 202 235,086
1.63% , 03/12/28 ............ 5,000 5,541,053
5.00% , 03/11/30 ............ 875 1,055,462
5.38% , 07/08/31 ............ 2,150 2,603,201
Security
Par (000)
Par (000) Value
Finland (continued)
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ............ EUR 7,659 $ 9,060,172
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.41% , 06/30/32
(a)
... 1,860 2,197,065
32,189,155
France — 2.3%
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(a) (b) (r)
. 2,100 2,456,597
Altice France SA
5.88% , 02/01/27
(b)
........... 2,412 2,559,684
8.13% , 02/01/27
(c)
........... USD 2,550 2,295,000
5.50% , 01/15/28
(c)
........... 1,000 841,590
4.13% , 01/15/29
(b)
........... EUR 2,936 2,906,109
5.13% , 07/15/29
(c)
........... USD 1,250 1,033,157
4.25% , 10/15/29
(b)
........... EUR 1,139 1,123,661
Arkema SA , (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a) (b) (r)
......... 2,300 2,675,744
Atos SE
(b)(h)
9.00% , 12/18/29 ............ 7,000 9,195,838
5.00% , 12/18/30 ............ 6,470 6,476,086
1.00% , 12/18/32 ............ 6,487 3,238,866
AXA SA , (3-mo. EURIBOR + 2.90%),
4.38% , 07/24/55
(a) (b)
.......... 9,202 10,931,762
Banijay Entertainment SAS , 7.00% ,
05/01/29
(b)
................ 8,856 10,902,405
Banque Federative du Credit Mutuel
SA
(b)
5.00% , 01/19/26 ............ GBP 300 412,941
1.88% , 11/04/26 ............ EUR 4,300 5,024,309
4.13% , 03/13/29 ............ 700 862,021
4.00% , 11/21/29 ............ 15,600 19,194,431
3.25% , 10/17/31 ............ 1,200 1,416,867
3.75% , 02/01/33 ............ 400 482,709
4.13% , 06/14/33 ............ 1,300 1,608,122
3.50% , 05/07/35 ............ 28,400 33,163,841
Bertrand Franchise Finance SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.99% , 07/18/30
(a)
... 11,488 13,261,644
6.50% , 07/18/30 ............ 1,332 1,588,838
BNP Paribas SA
3.38% , 01/23/26
(b)
........... GBP 3,266 4,452,626
2.88% , 10/01/26
(b)
........... EUR 442 523,386
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a) (c) (r)
........ USD 1,754 1,703,632
(3-mo. EURIBOR + 0.70%), 0.25% ,
04/13/27
(a) (b)
............. EUR 15,000 17,386,966
1.88% , 12/14/27
(b)
........... GBP 3,300 4,258,768
4.40% , 08/14/28
(c)
........... USD 1,100 1,096,443
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(a) (c) (r)
........ 8,212 8,637,176
(3-mo. EURIBOR + 1.60%), 4.04% ,
01/10/32
(a) (b)
............. EUR 2,800 3,411,527
(5-Year EUR Swap Annual +
1.20%), 1.13% , 01/15/32
(a) (b)
.. 14,700 16,874,356
(5-Year EURIBOR ICE Swap Rate +
1.60%), 2.50% , 03/31/32
(a) (b)
.. 400 467,369
Series TMO , (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a) (r)
.... 1,983 2,205,466
BPCE SA
(a)(b)
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50% , 11/30/32 ..... GBP 11,200 14,441,537

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Series NC5. , (5-Year EUR Swap
Annual + 1.75%), 1.50% ,
01/13/42 ............... EUR 28,800 $ 33,056,413
Cara Obligations SAS , 1.50% ,
12/01/30
(b) (q)
............... 30,700 36,163,065
Clariane SE , 7.88% , 06/27/30
(b)
.... 2,000 2,373,640
Credit Agricole SA
(a)
(5-Year USD Swap Semi + 6.19%),
8.13%
(c) (r)
............... USD 2,586 2,618,325
(GUKG1 + 2.60%), 5.75% ,
11/29/27
(b)
.............. GBP 26,600 36,986,057
(1-day SOFR + 1.69%), 5.34% ,
01/10/30
(c)
.............. USD 300 306,884
(USISSO05 + 3.60%), 6.70%
(c) (r)
. 8,588 8,402,690
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(c)
.............. 250 259,951
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(b)
.............. 500 519,903
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.13% , 03/18/35
(b)
... EUR 10,000 11,977,030
(5-Year EURIBOR ICE Swap Rate +
3.64%), 5.88%
(b) (r)
......... 2,200 2,568,856
Elior Group SA
(b)
3.75% , 07/15/26 ............ 2,308 2,715,623
5.63% , 03/15/30 ............ 2,791 3,353,490
Elis SA , 3.75% , 03/21/30
(b)
....... 8,300 10,056,881
ELO SACA
(b)
2.88% , 01/29/26 ............ 900 1,045,578
3.25% , 07/23/27 ............ 600 680,584
5.88% , 04/17/28 ............ 500 562,573
4.88% , 12/08/28 ............ 2,600 2,772,063
Engie SA
(b)
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a) (r)
......... 4,700 5,800,163
4.50% , 09/06/42 ............ 1,700 2,054,611
4.25% , 01/11/43 ............ 700 814,177
4.25% , 03/06/44 ............ 400 464,266
Eutelsat SA
(b)
1.50% , 10/13/28 ............ 3,400 3,641,748
9.75% , 04/13/29 ............ 4,500 5,713,970
Forvia SE
(b)
2.75% , 02/15/27 ............ 1,482 1,717,223
3.75% , 06/15/28 ............ 3,587 4,153,857
5.50% , 06/15/31 ............ 7,818 9,084,686
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.18% , 02/01/30
(a)
... 3,859 4,591,057
6.75% , 02/01/30 ............ 7,438 9,099,071
Holding d'Infrastructures des Metiers de
l'Environnement , 0.63% , 09/16/28
(b)
19,748 21,251,004
Iliad Holding SASU
5.63% , 10/15/28
(b)
........... 300 359,755
7.00% , 10/15/28
(c)
........... USD 6,777 6,900,837
5.38% , 04/15/30
(b)
........... EUR 8,572 10,370,017
6.88% , 04/15/31
(b)
........... 4,531 5,690,887
8.50% , 04/15/31
(c)
........... USD 5,900 6,310,788
Iliad SA
(b)
5.38% , 06/14/27 ............ EUR 2,200 2,691,389
5.38% , 02/15/29 ............ 13,600 16,813,324
5.63% , 02/15/30 ............ 6,000 7,551,378
IPD 3 BV , 5.50% , 06/15/31
(b)
...... 8,681 10,366,389
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.47% , 07/31/30
(a)
... 2,880 3,409,424
5.00% , 04/30/31 ............ 2,819 3,357,932
Security
Par (000)
Par (000) Value
France (continued)
Kering SA
5.13% , 11/23/26
(b)
........... GBP 19,700 $ 27,141,014
La Financiere Atalian , 8.50% , ( 8.50%
Cash or 5.00 % PIK), 06/30/28
(b) (s)
. EUR 10,145 4,072,446
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.95% , 07/01/29
(a) (b)
.......... 4,720 5,585,194
Loxam SAS
(b)
4.50% , 02/15/27 ............ 921 1,094,059
4.50% , 04/15/27 ............ 500 587,965
6.38% , 05/15/28 ............ 2,073 2,520,177
6.38% , 05/31/29 ............ 6,298 7,728,369
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ 7,359 3,484,208
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.53% , 07/15/29
(a) (b)
.. 4,342 5,178,733
Opal Bidco SAS
5.50% , 03/31/32
(b)
........... 5,745 6,902,669
6.50% , 03/31/32
(c)
........... USD 2,213 2,258,617
OVH Groupe SA , 4.75% , 02/05/31
(b)
. EUR 2,494 2,967,185
Paprec Holding SA
(b)
6.50% , 11/17/27 ............ 1,951 2,399,418
7.25% , 11/17/29 ............ 4,089 5,048,290
7.25% , 11/17/29 ............ 2,652 3,274,166
RCI Banque SA
(b)
4.13% , 12/01/25 ............ 6,343 7,493,405
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34
(a)
... 16,600 20,566,068
RTE Reseau de Transport d'Electricite
SADIR , 1.13% , 09/09/49
(b)
...... 17,200 10,875,750
Sabena technics SAS , (Acquired
10/28/22 , cost $ 14,839,510 ) , (3-
mo. EURIBOR + 5.00%), 6.98% ,
09/30/29
(a) (f) (n)
.............. 15,039 17,714,640
Seche Environnement SACA , 4.50% ,
03/25/30
(b)
................ 932 1,109,102
Societe Generale SA
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(c) (r)
......... USD 1,664 1,765,868
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.79%), 8.13%
(c) (r)
......... 8,814 8,993,700
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.51%), 5.38%
(c) (r)
......... 13,648 12,484,900
(5-Year EUR Swap Annual +
1.55%), 1.00% , 11/24/30 ..... EUR 5,000 5,842,620
Tereos Finance Groupe I SA
(b)
7.25% , 04/15/28 ............ 2,000 2,428,252
5.88% , 04/30/30 ............ 1,518 1,798,817
5.75% , 04/30/31 ............ 1,302 1,523,722
TotalEnergies Capital International SA ,
1.66% , 07/22/26
(b)
........... GBP 3,300 4,405,675
TotalEnergies SE
(a)(b)(r)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... EUR 63,305 74,793,835
Series NC7 , (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 57,653 65,114,566
Veolia Environnement SA
(a)(b)(r)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... 6,400 7,477,878

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... EUR 22,900 $ 26,061,157
Worldline SA
(b)
0.00% , 07/30/25
(i) (q)
.......... 1,547 2,126,612
4.13% , 09/12/28 ............ 36,800 38,086,370
5.25% , 11/27/29 ............ 1,500 1,549,768
5.25% , 11/27/29 ............ 8,900 9,195,290
5.50% , 06/10/30 ............ 45,400 46,428,949
955,818,487
Germany — 2.6%
alstria office AG , 5.50% , 03/20/31
(b)
.. 900 1,079,450
APCOA Group GmbH , 6.00% ,
04/15/31
(b)
................ 8,204 9,724,301
Aroundtown Finance SARL
(a)(b)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 9,036 12,520,476
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 6,061,208
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 16,614 20,568,985
Aroundtown SA , (5-Year EUR Swap
Annual + 2.42%), 1.63%
(a) (b) (r)
.... 700 778,187
Bayer AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50% , 09/13/54 .... 16,000 19,340,846
(5-Year EUR Swap Annual +
3.11%), 3.13% , 11/12/79 ..... 8,200 9,429,978
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82 .... 13,800 16,336,013
(5-Year EUR Swap Annual +
4.46%), 5.38% , 03/25/82 .... 1,900 2,249,900
Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% ,
09/25/83 ............... 31,700 39,568,033
(5-Year EUR Swap Annual +
3.90%), 7.00% , 09/25/83 .... 2,800 3,546,457
Bertelsmann SE & Co. KGaA
(a)(b)
(5-Year EUR Swap Annual +
3.21%), 3.50% , 04/23/75 .... 7,900 9,304,083
(5-Year EUR Swap Annual +
3.21%), 3.50% , 04/23/75 .... 17,300 20,374,765
BRANICKS Group AG , 2.25% ,
09/22/26
(b)
................ 4,200 2,771,157
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(r)
.......... 4,000 4,595,211
(5-Year EUR Swap Annual +
6.74%), 6.50%
(r)
.......... 5,800 7,199,336
(5-Year EUR Swap Annual +
6.74%), 6.50%
(r)
.......... 3,800 4,716,806
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(r)
.......... 2,400 3,139,515
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 7,600 11,218,661
Daimler Truck Finance North America
LLC , 2.00% , 12/14/26
(c)
........ USD 1,100 1,063,116
Daimler Truck International Finance BV ,
3.00% , 11/27/29
(b)
........... EUR 9,000 10,606,964
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (h)
.. 6,660 7,373,191
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bahn Finance GmbH , Series
CB , (5-Year EUR Swap Annual +
1.89%), 1.60%
(a) (b) (r)
.......... EUR 21,300 $ 22,767,271
Deutsche Bank AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(r)
.......... 1,200 1,376,449
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(r)
.......... 7,000 7,926,131
(3-mo. EURIBOR + 0.95%), 4.00% ,
07/12/28 ............... 7,000 8,449,581
(3-mo. EURIBOR + 1.05%), 3.00% ,
06/16/29 ............... 5,300 6,244,777
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(r)
.......... 4,200 5,282,066
Series USTR , (USISOA05 at 0.00%
Floor + 4.36%), 8.13%
(r)
..... USD 6,600 6,810,659
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(r)
.......... EUR 2,800 3,359,657
(3-mo. EURIBOR + 2.05%), 1.75% ,
11/19/30 ............... 17,000 18,775,260
(3-mo. EURIBOR + 1.25%), 3.38% ,
02/13/31 ............... 15,400 18,171,378
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(r)
.......... 3,400 4,168,884
Deutsche Lufthansa AG
(b)
Series LHA , 2.00% , 11/17/25
(q)
... 5,900 7,036,937
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25% , 01/15/55
(a)
... 2,700 3,156,770
Deutsche Pfandbriefbank AG , (5-Year
EURIBOR ICE Swap Rate + 4.86%),
7.13% , 10/04/35
(a) (b)
.......... 1,300 1,544,357
Deutsche Telekom AG
(b)
3.63% , 02/03/45 ............ 14,550 15,998,326
1.75% , 12/09/49 ............ 7,482 5,733,489
Deutsche Telekom International
Finance BV , 4.88% , 03/06/42
(c)
... USD 150 137,225
Dynamo Newco II GmbH , 6.25% ,
10/15/31
(b)
................ EUR 3,000 3,622,245
EnBW Energie Baden-Wuerttemberg
AG , (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63% , 08/05/79
(a) (b)
14,800 16,859,025
EnBW International Finance BV , 3.75% ,
11/20/35
(b)
................ 17,901 21,132,290
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
11.88% , 04/01/31
(a) (f)
.......... 24,677 26,742,602
Eurogrid GmbH
(b)
3.72% , 04/27/30 ............ 5,500 6,685,683
3.73% , 10/18/35 ............ 13,700 16,011,602
4.06% , 05/28/37 ............ 7,700 9,169,302
Fressnapf Holding SE , 5.25% ,
10/31/31
(b)
................ 6,307 7,504,694
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(a) (b) (r)
2,700 3,081,605
Gruenenthal GmbH
(b)
4.13% , 05/15/28 ............ 3,348 3,955,622
6.75% , 05/15/30 ............ 2,833 3,520,815
4.63% , 11/15/31 ............ 1,616 1,915,503
HT Troplast GmbH , 9.38% , 07/15/28
(b)
6,774 8,397,901
IHO Verwaltungs GmbH
(b)(s)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.............. 2,618 3,228,196
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31 ............... 6,065 7,538,687
LANXESS AG , 1.75% , 03/22/28
(b)
... 8,300 9,488,378

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Mahle GmbH
7.13% , 07/15/32
(c)
........... EUR 4,906 $ 5,832,196
2.38% , 05/14/28
(b)
........... 6,500 7,274,555
6.50% , 05/02/31
(b)
........... 3,800 4,543,568
Mercedes-Benz International Finance
BV
(b)
3.50% , 05/30/26 ............ 2,704 3,222,142
1.50% , 02/09/27 ............ 525 610,535
3.00% , 07/10/27 ............ 2,473 2,948,757
3.25% , 09/15/27 ............ 359 430,833
2.50% , 09/05/28 ............ 19,400 22,767,871
2.50% , 09/05/28 ............ 365 428,365
Mercer International, Inc.
12.88% , 10/01/28
(c)
.......... USD 1,183 1,199,874
5.13% , 02/01/29 ............ 8,536 6,962,845
Merck KGaA , (5-Year EURIBOR
ICE Swap Rate + 2.00%), 1.63% ,
09/09/80
(a) (b)
............... EUR 30,100 34,889,030
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ............ 11,958 14,703,030
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.89% , 10/23/30
(a)
... 9,727 11,490,529
PCF GmbH
(b)
4.75% , 04/15/29 ............ 7,887 7,661,936
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.03% , 04/15/29
(a)
... 5,120 5,033,678
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03% , 07/01/29 .... 1,726 2,042,799
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03% , 07/01/29 .... 6,078 7,193,588
ProGroup AG
(b)
5.13% , 04/15/29 ............ 4,410 5,253,201
5.38% , 04/15/31 ............ 7,794 9,100,609
Schaeffler AG
(b)
4.50% , 08/14/26 ............ 6,300 7,516,075
4.25% , 04/01/28 ............ 2,600 3,081,777
5.38% , 04/01/31 ............ 1,700 2,045,279
Siemens Financieringsmaatschappij
NV , 2.15% , 03/11/31
(c)
........ USD 250 222,008
Techem Verwaltungsgesellschaft 674
mbH , 6.00% , 07/30/26
(b)
....... EUR 7,115 8,381,525
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (s)
9,704 7,511,346
TK Elevator Holdco GmbH , 6.63% ,
07/15/28
(b)
................ 4,151 4,901,658
TK Elevator Midco GmbH , 4.38% ,
07/15/27
(b)
................ 4,325 5,094,321
TK Elevator US Newco, Inc. , 5.25% ,
07/15/27
(c)
................ USD 10,877 10,869,374
Traton Finance Luxembourg SA
(b)
(3-mo. EURIBOR at 0.00% Floor +
1.00%), 3.24% , 01/21/26
(a)
... EUR 10,000 11,816,440
3.75% , 03/27/30 ............ 7,500 8,998,307
TUI Cruises GmbH , 5.00% , 05/15/30
(b)
8,879 10,518,379
Volkswagen Bank GmbH
(b)
2.50% , 07/31/26 ............ 17,500 20,595,504
4.38% , 05/03/28 ............ 5,700 6,980,442
Volkswagen Financial Services AG
(b)
3.75% , 09/10/26 ............ 641 766,016
0.13% , 02/12/27 ............ 1,648 1,868,624
3.25% , 05/19/27 ............ 7,500 8,931,746
(3-mo. EURIBOR + 0.78%), 2.74% ,
06/10/27
(a)
.............. 11,505 13,574,257
Volkswagen Financial Services NV
(b)
4.25% , 10/09/25 ............ GBP 1,400 1,916,896
Security
Par (000)
Par (000) Value
Germany (continued)
5.50% , 12/07/26 ............ GBP 26,400 $ 36,573,419
6.50% , 09/18/27 ............ 14,700 20,826,311
1.38% , 09/14/28 ............ 3,700 4,570,555
Volkswagen Group of America Finance
LLC , 4.35% , 06/08/27
(c)
........ USD 400 397,060
Volkswagen International Finance NV
(a)
(b)(r)
(12-Year EUR Swap Annual +
2.97%), 4.63% ........... EUR 17,700 21,009,576
(10-Year EUR Swap Annual +
3.37%), 3.88% ........... 11,100 13,004,414
(10-Year EUR Swap Annual +
3.98%), 4.63% ........... 15,000 17,708,697
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 1,400 1,662,113
(EUAMDB08 + 3.49%), 5.99% .. 3,200 3,805,365
Volkswagen Leasing GmbH
(b)
0.38% , 07/20/26 ............ 4,162 4,799,855
3.63% , 10/11/26 ............ 11,750 14,035,841
Vonovia SE
(b)(q)
Series A , 0.00% , 05/20/30
(i)
..... 15,900 19,461,597
Series B , 0.88% , 05/20/32 ...... 12,700 15,689,931
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(a) (b) (r)
................ 9,312 11,202,163
Wintershall Dea Finance BV
(b)
3.83% , 10/03/29 ............ 17,054 20,301,278
4.36% , 10/03/32 ............ 33,334 39,308,507
ZF Europe Finance BV
(b)
2.00% , 02/23/26 ............ 1,300 1,507,077
2.50% , 10/23/27 ............ 1,900 2,106,616
7.00% , 06/12/30 ............ 3,300 3,895,632
ZF Finance GmbH
(b)
3.00% , 09/21/25 ............ 7,900 9,282,541
5.75% , 08/03/26 ............ 5,100 6,055,605
2.00% , 05/06/27 ............ 1,800 2,006,343
2.75% , 05/25/27 ............ 3,100 3,486,055
2.25% , 05/03/28 ............ 1,900 2,028,515
3.75% , 09/21/28 ............ 5,200 5,689,072
ZF North America Capital, Inc.
(c)
6.88% , 04/14/28 ............ USD 150 150,453
7.13% , 04/14/30 ............ 2,447 2,392,541
6.75% , 04/23/30 ............ 1,041 999,687
6.88% , 04/23/32 ............ 2,274 2,101,724
1,084,598,464
Greece — 0.1%
Danaos Corp. , 8.50% , 03/01/28
(c)
... 6,825 6,913,350
Eurobank Ergasias Services & Holdings
SA , (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25% , 04/30/35
(a) (b)
EUR 2,100 2,453,866
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual +
2.83%), 5.88% , 11/28/29 ..... 12,839 16,450,773
(1-Year EUR Swap Annual +
1.80%), 4.00% , 09/24/30 .... 3,900 4,712,725
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88% , 04/30/31 .... 3,750 4,692,567
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.00% , 02/07/36 .... 4,225 4,885,396
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(a) (b)
.......... 11,496 14,441,132
54,549,809

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.4%
AIA Group Ltd.
(b)
3.58% , 06/11/35 ............ SGD 5,250 $ 4,206,400
5.40% , 09/30/54 ............ USD 1,895 1,768,262
5.40% , 09/30/54 ............ 16,105 15,027,898
CAS Capital No. 1 Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.64%),
4.00%
(a) (b) (r)
................ 6,133 5,991,328
Celestial Dynasty Ltd.
(b)
6.38% , 08/22/28 ............ 800 765,400
6.38% , 08/22/28 ............ 8,000 7,654,000
Elect Global Investments Ltd. , 4.85%
(b) (r)
4,026 2,577,888
Estate Sky Ltd. , 10.50% , 05/21/28
(b)
. 33,500 32,620,625
FWD Group Holdings Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 6.68%
(a) (r)
......... 5,215 5,043,557
8.40% , 04/05/29 ............ 25,400 26,143,585
7.64% , 07/02/31 ............ 6,000 6,577,500
Link CB Ltd. , 4.50% , 12/12/27
(b) (q)
... HKD 40,000 5,234,852
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(b)
........... USD 2,900 2,892,750
5.63% , 07/17/27
(b)
........... 8,200 8,179,500
5.75% , 07/21/28
(b)
........... 21,000 20,545,980
7.63% , 04/17/32
(c)
........... 6,400 6,476,800
MTR Corp. CI Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.46%), 5.63%
(a) (b) (r)
... 14,000 14,100,800
NWD Finance BVI Ltd. , 4.80%
(b) (r)
... 5,000 1,218,750
REXLot Holdings Ltd.
(b)(d)(e)(f)(q)
6.00% , 04/28/17 ............ HKD 1,103 —
4.50% , 04/17/19 ............ 15,091 —
Shoucheng Holdings Ltd. , 0.75% ,
07/07/26
(c)
................ USD 6,225 6,225,000
173,250,875
India — 1.0%
Adani Electricity Mumbai Ltd. , 3.95% ,
02/12/30
(b)
................ 6,000 5,355,000
Adani Ports & Special Economic Zone
Ltd.
(b)
4.20% , 08/04/27 ............ 13,500 13,027,500
5.00% , 08/02/41 ............ 3,000 2,362,500
Adani Transmission Step-One Ltd.
(b)
4.00% , 08/03/26 ............ 5,000 4,925,000
4.25% , 05/21/36 ............ 2,085 1,764,952
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a) (b) (r)
... 9,000 8,730,000
Biocon Biologics Global plc , 6.67% ,
10/09/29
(b)
................ 9,925 9,418,825
CA Magnum Holdings , 5.38% ,
10/31/26
(b)
................ 12,657 12,545,935
Clean Renewable Power Mauritius Pte.
Ltd. , 4.25% , 03/25/27
(b)
........ 14,498 14,044,986
Continuum Energy Aura Pte. Ltd. ,
9.50% , 02/24/27
(b)
........... 17,000 17,488,750
Continuum Green Energy India Pvt
7.50% , 06/26/33
(c)
........... 1,759 1,809,623
7.50% , 06/26/33
(b)
........... 5,656 5,818,942
Diamond II Ltd.
7.95% , 07/28/26
(c)
........... 1,306 1,316,579
7.95% , 07/28/26
(b)
........... 27,500 27,722,750
Greenko Dutch BV , 3.85% , 03/29/26
(b)
5,296 5,192,571
Greenko Wind Projects Mauritius Ltd.
7.25% , 09/27/28
(c)
........... 1,082 1,090,656
Security
Par (000)
Par (000) Value
India (continued)
7.25% , 09/27/28
(b)
........... USD 12,915 $ 13,018,320
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a) (b) (r)
... 10,000 9,676,500
India Clean Energy Holdings , 4.50% ,
04/18/27
(b)
................ 5,000 4,822,500
India Cleantech Energy , 4.70% ,
08/10/26
(b)
................ 14,220 13,988,925
India Green Power Holdings , 4.00% ,
02/22/27
(b)
................ 13,197 12,784,191
India Vehicle Finance , 5.85% ,
03/25/29
(b)
................ 1,598 1,596,002
IRB Infrastructure Developers Ltd. ,
7.11% , 03/11/32
(b)
........... 15,000 15,042,187
JSW Hydro Energy Ltd. , 4.13% ,
05/18/31
(b)
................ 5,072 4,640,450
MakeMyTrip Ltd. , 0.00% , 07/01/30
(c) (i) (q)
20,399 21,740,147
Mumbai International Airport Ltd. ,
6.95% , 07/04/29
(b)
........... 7,200 7,200,000
Muthoot Finance Ltd. , 6.38% ,
04/23/29
(b)
................ 3,500 3,482,500
Periama Holdings LLC , 5.95% ,
04/19/26
(b)
................ 11,500 11,493,215
Piramal Finance Ltd. , 7.80% , 01/29/28
(b)
11,000 11,085,800
Porteast Investment Pvt Ltd. , 0.00% ,
05/29/28
(i)
................. INR 3,220,000 37,986,839
ReNew Pvt Ltd. , 5.88% , 03/05/27
(b)
.. USD 12,000 11,902,200
ReNew Wind Energy AP2 , 4.50% ,
07/14/28
(b)
................ 4,000 3,795,000
Sammaan Capital Ltd. , 9.70% ,
07/03/27
(b)
................ 5,000 5,050,000
TML Holdings Pte. Ltd. , 4.35% ,
06/09/26
(b)
................ 5,799 5,749,129
UPL Corp. Ltd. , 4.50% , 03/08/28
(b)
.. 5,000 4,732,500
Varanasi Aurangabad Nh-2 Tollway Pvt
Ltd. , 5.90% , 02/28/34
(b)
........ 4,805 4,915,275
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
.......... 22,515 23,331,169
10.88% , 09/17/29
(c)
.......... 18,573 19,246,271
9.48% , 07/24/30
(b)
........... 5,350 5,329,938
9.48% , 07/24/30
(c)
........... 5,141 5,121,721
11.25% , 12/03/31
(b)
.......... 2,000 2,095,000
11.25% , 12/03/31
(c)
.......... 5,072 5,312,920
9.85% , 04/24/33
(c)
........... 5,482 5,454,590
403,207,858
Indonesia — 0.3%
Freeport Indonesia PT
(b)
4.76% , 04/14/27 ............ 2,312 2,311,306
5.32% , 04/14/32 ............ 10,000 9,996,350
6.20% , 04/14/52 ............ 18,000 17,600,580
Indofood CBP Sukses Makmur Tbk. PT ,
4.75% , 06/09/51
(b)
........... 12,191 9,789,373
Krakatau Posco PT , 6.38% , 06/11/27
(b)
3,000 3,013,560
Medco Cypress Tree Pte. Ltd. , 8.63% ,
05/19/30
(c)
................ 1,060 1,085,705
Medco Laurel Tree Pte. Ltd. , 6.95% ,
11/12/28
(b)
................ 15,120 14,962,601
Medco Maple Tree Pte. Ltd.
8.96% , 04/27/29
(c)
........... 6,306 6,550,357
8.96% , 04/27/29
(b)
........... 18,000 18,697,500
Minejesa Capital BV
4.63% , 08/10/30
(b)
........... 5,463 5,339,739
5.63% , 08/10/37
(b)
........... 18,000 17,223,750
5.63% , 08/10/37
(c)
........... 2,271 2,173,063

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
Modernland Overseas Pte. Ltd. ,
6.00% , ( 6.00 % Cash or 6.00 % PIK),
04/30/27
(b) (s)
............... USD 13,746 $ 4,572,670
Pertamina Persero PT , 6.45% ,
05/30/44
(c)
................ 2,080 2,132,000
Star Energy Geothermal Darajat II
(b)
3.25% , 04/14/29 ............ 974 931,540
4.85% , 10/14/38 ............ 2,031 1,909,140
Star Energy Geothermal Wayang
Windu Ltd. , 6.75% , 04/24/33
(b)
... 8,899 9,065,347
127,354,581
Ireland — 0.2%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a) (b) (r)
. EUR 4,525 5,296,910
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.77% , 05/15/28 .... 4,281 5,042,861
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.64% , 05/15/28 .... 4,182 4,956,956
eircom Finance DAC , 5.00% ,
04/30/31
(b)
................ 5,824 6,877,532
Fidelity Grand Harbour CLO DAC ,
Series 2023-2X , Class D , (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
6.38% , 04/15/38
(a) (b)
.......... 781 924,099
Flutter Treasury DAC
6.38% , 04/29/29
(c)
........... USD 1,475 1,519,314
4.00% , 06/04/31
(b)
........... EUR 9,733 11,482,903
6.13% , 06/04/31
(b)
........... GBP 2,897 4,002,136
GGAM Finance Ltd. , 5.88% , 03/15/30
(c)
USD 900 906,390
ION Trading Technologies SARL ,
5.75% , 05/15/28
(c)
........... 1,900 1,833,202
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 13,494 18,907,882
61,750,185
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88% , 03/31/27
(b)
........... EUR 1,484 1,697,139
3.75% , 05/09/27 ............ 4,876 5,758,445
7.38% , 09/15/29 ............ 3,000 3,997,668
7.38% , 09/15/29 ............ 3,674 4,895,810
4.38% , 05/09/30 ............ 4,764 5,694,892
Teva Pharmaceutical Finance
Netherlands III BV
3.15% , 10/01/26 ............ USD 1,115 1,090,258
4.75% , 05/09/27 ............ 2,802 2,786,729
6.75% , 03/01/28 ............ 1,623 1,681,834
8.13% , 09/15/31 ............ 370 416,365
Teva Pharmaceutical Finance
Netherlands IV BV , 5.75% , 12/01/30 828 837,075
28,856,215
Italy — 1.9%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a) (b) (r)
..... EUR 3,300 4,024,003
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(b)
....... 15,032 17,706,944
ASTM SpA , 1.50% , 01/25/30
(b)
..... 8,300 9,099,160
Azzurra Aeroporti SpA , 2.63% ,
05/30/27
(b)
................ 5,699 6,628,732
Banca Monte dei Paschi di Siena SpA
(b)
3.50% , 04/23/29 ............ 34,600 42,077,666
2.75% , 01/18/31 ............ 16,770 19,666,691
Security
Par (000)
Par (000) Value
Italy (continued)
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38% , 10/02/35
(a)
... EUR 14,650 $ 17,259,867
Banco BPM SpA , 3.88% , 09/18/26
(b)
. 49,840 59,915,784
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23% , 09/30/31
(a)
... 7,748 9,155,205
6.50% , 09/30/31 ............ 7,461 8,908,690
Dolcetto Holdco SpA
(b)
(3-mo. EURIBOR + 3.63%), 5.56% ,
07/14/32
(a)
.............. 2,897 3,417,503
5.63% , 07/14/32 ............ 7,967 9,455,249
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.40% ,
07/15/31
(a) (b)
............... 3,384 4,006,114
Enel Finance International NV , 2.88% ,
04/11/29
(b)
................ GBP 17,830 23,054,925
Enel SpA
(a)(b)(r)
Series 63.5 , (5-Year EUR Swap
Annual + 2.58%), 3.38% ..... EUR 360 424,355
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... 15,300 17,743,920
Series 6.5Y , (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 34,602 39,246,677
(5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25% ........... 6,675 7,936,687
Engineering - Ingegneria Informatica
- SpA
(b)
11.13% , 05/15/28 ........... 11,275 14,030,456
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.73% , 02/15/30
(a)
... 935 1,121,748
Eni SpA
Series NC6 , (5-Year EUR Swap
Annual + 2.20%), 2.00%
(a) (b) (r)
.. 6,400 7,388,103
(5-Year EUR Swap Annual +
2.08%), 4.50%
(a) (b) (r)
........ 5,450 6,467,976
(5-Year EUR Swap Annual +
2.40%), 4.88%
(a) (b) (r)
........ 4,225 5,002,071
5.70% , 10/01/40
(c)
........... USD 200 192,271
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 5.98% , 01/15/30
(a)
... EUR 6,094 6,981,380
6.13% , 06/15/31 ............ 15,600 17,576,149
6.13% , 06/15/31 ............ 4,745 5,346,078
Fiber Midco SpA
(b)
10.00% , ( 10.00 % Cash or 10.75%
PIK), 06/15/29
(s)
.......... 891 956,659
10.00% , 06/15/29 ........... 2,476 2,658,461
Fibercop SpA
2.88% , 01/28/26
(b)
........... 910 1,069,919
6.88% , 02/15/28
(b)
........... 3,318 4,168,525
7.88% , 07/31/28
(b)
........... 7,871 10,187,811
4.75% , 06/30/30
(b)
........... 7,231 8,572,270
5.13% , 06/30/32
(b)
........... 3,872 4,567,408
Series 2033 , 6.38% , 11/15/33
(c)
.. USD 200 194,218
Series 2034 , 6.00% , 09/30/34
(c)
.. 4,400 4,117,701
7.20% , 07/18/36
(c)
........... 5,671 5,526,861
FIS Fabbrica Italiana Sintetici SpA ,
5.63% , 08/01/27
(b)
........... EUR 11,346 13,479,023
Iccrea Banca SpA , 4.00% , 11/08/27
(b)
33,040 40,300,642
IMA Industria Macchine Automatiche
SpA
(b)
3.75% , 01/15/28 ............ 7,872 9,196,683
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03% , 04/15/29
(a)
... 11,317 13,400,170
Infrastrutture Wireless Italiane SpA
(b)
1.63% , 10/21/28 ............ 5,590 6,297,903

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
1.75% , 04/19/31 ............ EUR 3,313 $ 3,578,122
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a) (b) (r)
........ 5,000 6,014,907
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (b) (r)
........ 1,775 2,423,099
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (b) (r)
........ 1,100 1,501,639
5.15% , 06/10/30
(b)
........... GBP 11,937 16,244,426
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.75%), 4.95% , 06/01/42
(a) (c)
.. USD 25,138 20,329,058
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72% , 12/15/29
(a) (b)
EUR 9,107 10,742,062
Itelyum Regeneration Spa , 5.75% ,
04/15/30
(b)
................ 1,385 1,645,426
Lottomatica Group SpA
(b)
5.38% , 06/01/30 ............ 3,691 4,524,475
4.88% , 01/31/31 ............ 4,551 5,496,689
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.25% , 06/01/31
(a)
... 2,714 3,211,005
Midnights SPV SRL , (3-mo. EURIBOR
+ 3.15%), 6.73% , 08/22/26
(a) (b) (f)
.. 16,475 19,376,488
Nexi SpA , 0.00% , 02/24/28
(b) (i) (q)
.... 24,600 26,259,740
Pachelbel Bidco SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.44% , 05/17/31 .... 6,508 7,705,962
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.44% , 05/17/31 .... 6,409 7,588,739
Prysmian SpA
(b)
3.63% , 11/28/28 ............ 10,699 12,843,307
(5-Year EURIBOR ICE Swap Rate +
3.01%), 5.25%
(a) (r)
......... 10,750 12,995,745
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.86% , 12/31/29
(a)
... 4,406 5,240,841
6.75% , 12/31/29 ............ 11,310 14,063,752
Taurus Law 130 Securities SRL ,
(Acquired 07/14/23 , cost
$ 16,025,454 ) , (3-mo. EURIBOR +
3.25%), 5.77% , 08/22/27
(a) (b) (f) (n)
.. 14,557 16,982,253
TeamSystem SpA
(b)
5.00% , 07/01/31 ............ 3,960 4,661,417
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.78% , 07/31/31
(a)
... 7,289 8,599,266
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19% , 07/01/32
(a)
... 7,464 8,784,086
UniCredit SpA
(b)
2.13% , 10/24/26 ............ 4,292 5,056,418
(3-mo. EURIBOR + 2.55%), 2.20% ,
07/22/27
(a)
.............. 16,080 18,902,399
(3-mo. EURIBOR + 0.98%), 3.30% ,
07/16/29
(a)
.............. 27,429 32,727,455
(3-mo. EURIBOR + 1.40%), 3.80% ,
01/16/33
(a)
.............. 12,000 14,251,726
(5-Year EURIBOR ICE Swap Rate +
2.80%), 5.38% , 04/16/34
(a)
... 6,500 8,096,268
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(b)
................ 3,500 4,326,391
792,701,819
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
Digicel Group Holdings Ltd. , Series
2B14 , 0.00% , 12/31/30
(c) (f) (i)
..... USD 2,510 $ 150,620
Digicel Intermediate Holdings Ltd. ,
11.25% , ( 11.25 % Cash or 10.50%
PIK), 05/25/27
(s)
............. 4,950 4,985,414
Digicel Midco Ltd. , 10.50% , ( 10.50%
Cash or 10.50 % PIK), 11/25/28
(s)
. 3,630 3,555,235
8,691,269
Japan — 0.5%
ANA Holdings, Inc. , 0.00% , 12/10/31
(b) (i)
(q)
...................... JPY 3,000,000 22,889,830
Dai-ichi Life Insurance Co. Ltd. (The) ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.20%
(a) (c) (r)
.......... USD 14,184 14,312,706
Daiwa House Industry Co. Ltd. , 0.00% ,
03/30/29
(b) (i) (q)
.............. JPY 10,000 72,879
Kansai Paint Co. Ltd.
(b)(i)(q)
0.00% , 03/08/29 ............ 10,000 69,789
0.00% , 03/07/31 ............ 10,000 68,852
Mitsubishi UFJ Financial Group, Inc.
3.68% , 02/22/27 ............ USD 3,300 3,271,303
(3-mo. EURIBOR + 1.34%), 3.87% ,
06/10/36
(a) (b)
............. EUR 6,075 7,213,487
Nagoya Railroad Co. Ltd. , 0.00% ,
06/16/34
(b) (i) (q)
.............. JPY 20,000 140,551
Nissan Motor Co. Ltd.
(c)
4.35% , 09/17/27 ............ USD 200 191,992
4.81% , 09/17/30 ............ 5,646 5,179,757
Nomura Holdings, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 7.00%
(a) (r)
......... 10,550 10,684,523
5.49% , 06/29/35 ............ 4,000 4,023,776
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a) (c) (r)
........ 2,500 2,453,241
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a) (b) (r)
........ 3,000 2,943,889
(5-Year EUR Swap Annual +
4.49%), 4.25%
(a) (b) (r)
........ EUR 21,357 23,743,628
9.75% , 04/15/29
(b)
........... USD 4,300 4,710,129
9.75% , 04/15/29
(c)
........... 4,299 4,709,033
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a) (c) (r)
........ 7,951 7,778,653
SoftBank Corp. , 4.70% , 07/09/30
(c)
.. 6,000 6,000,000
SoftBank Group Corp.
(b)
4.75% , 07/30/25 ............ EUR 2,888 3,401,239
3.13% , 09/19/25 ............ 6,981 8,206,263
4.00% , 07/06/26 ............ USD 2,879 2,831,951
(USISOA05 + 4.85%), 6.88%
(a) (r)
. 4,993 4,874,866
5.00% , 04/15/28 ............ EUR 3,813 4,570,125
5.38% , 01/08/29 ............ 5,559 6,651,417
5.38% , 01/08/29 ............ 2,972 3,556,038
3.38% , 07/06/29 ............ 11,167 12,409,313
4.00% , 09/19/29 ............ 645 738,623
3.88% , 07/06/32 ............ 6,087 6,506,940
3.88% , 07/06/32 ............ 100 106,899
5.75% , 07/08/32 ............ 22,545 26,523,819

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(a) (r)
........... USD 17,559 $ 17,204,419
Toyota Motor Finance Netherlands BV ,
3.13% , 01/11/27
(b)
........... EUR 2,721 3,242,254
221,282,184
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
.......... USD 7,514 7,114,920
10.38% , 03/31/29
(b)
.......... GBP 15,996 20,457,121
TER Finance Jersey Ltd. , Series 22 ,
0.00% , 10/02/25
(c) (i)
.......... USD 58,596 57,277,590
84,849,631
Kazakhstan — 0.0%
Kaspi.KZ JSC
6.25% , 03/26/30
(c)
........... 490 492,602
6.25% , 03/26/30
(b)
........... 230 231,221
723,823
Kuwait — 0.0%
(b)
EQUATE Petrochemical Co. KSC ,
4.25% , 11/03/26 ............ 1,920 1,902,394
NBK Tier 1 Ltd. , (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a) (r)
.... 4,000 3,855,000
5,757,394
Luxembourg — 0.5%
ADLER Financing SARL
8.25% , 12/31/28 ............ EUR 25,851 30,823,032
10.00% , 12/31/29 ........... 2,395 2,865,075
Albion Financing 1 SARL , 5.38% ,
05/21/30
(b)
................ 8,770 10,567,242
Currenta Group Holdings SARL
(b)
5.50% , 05/15/30 ............ 3,184 3,824,122
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.14% , 05/15/32
(a)
... 5,037 5,947,336
Ephios Subco 3 SARL , 7.88% ,
01/31/31
(b)
................ 12,916 16,363,150
Essendi SA
(b)
5.38% , 05/15/30 ............ 1,711 2,053,756
5.63% , 05/15/32 ............ 2,214 2,628,756
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
.............. 1,951 2,318,251
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 ............ 7,782 6,632,185
7.75% , 11/01/25 ............ GBP 7,650 7,585,941
9.00% , 09/01/28 ............ EUR 3,139 3,738,608
Herens Holdco SARL , 4.75% ,
05/15/28
(c)
................ USD 2,731 2,451,004
INEOS Finance plc
6.75% , 05/15/28
(c)
........... 709 704,215
6.38% , 04/15/29
(b)
........... EUR 9,786 11,683,768
7.50% , 04/15/29
(c)
........... USD 338 338,700
5.63% , 08/15/30
(b)
........... EUR 2,415 2,764,420
Intelsat Jackson Holdings SA , 6.50% ,
03/15/30
(c)
................ USD 7,441 7,587,559
ION Trading Technologies SARL ,
9.50% , 05/30/29
(c)
........... 4,630 4,755,015
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 ............ EUR 4,414 4,875,190
4.25% , 03/01/26 ............ 1,422 1,570,576
9.00% , 09/01/29
(a)
........... 1,769 1,565,970
Luna 2 5SARL , 5.50% , 07/01/32
(b)
.. 2,337 2,804,954
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Maxam Prill Sarl , 6.00% , 07/15/30
(b)
. EUR 16,193 $ 18,960,097
Prologis International Funding II SA ,
3.13% , 06/01/31
(b)
........... 5,944 6,914,458
SES SA
(b)
(5-Year EURIBOR ICE Swap Rate +
3.19%), 2.88%
(a) (r)
......... 3,726 4,253,715
4.13% , 06/24/30 ............ 3,025 3,593,812
4.88% , 06/24/33 ............ 3,700 4,400,657
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 2,878 3,360,862
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.39% , 02/15/30
(a)
... 3,270 3,813,333
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(s)
................ 38,898 12,047,641
Vivion Investments SARL
(b)(s)
8.25% , ( 8.25 % Cash or 7.90 % PIK),
08/31/28 ............... 2,930 3,370,139
8.00% , ( 8.00 % Cash or 7.90 % PIK),
02/28/29 ............... 3,161 3,608,201
200,771,740
Macau — 0.3%
MGM China Holdings Ltd.
5.88% , 05/15/26
(c)
........... USD 327 327,033
5.88% , 05/15/26
(b)
........... 350 350,035
4.75% , 02/01/27
(b)
........... 18,466 18,304,422
7.13% , 06/26/31
(c)
........... 2,900 3,001,500
7.13% , 06/26/31
(b)
........... 745 771,075
Sands China Ltd.
(h)
5.40% , 08/08/28 ............ 4,400 4,420,460
2.85% , 03/08/29 ............ 4,000 3,655,000
4.38% , 06/18/30 ............ 9,000 8,583,750
Studio City Co. Ltd. , 7.00% , 02/15/27
(b)
6,000 6,011,310
Studio City Finance Ltd.
6.00% , 07/15/25
(b)
........... 5,500 5,497,250
6.50% , 01/15/28
(b)
........... 5,000 4,918,750
5.00% , 01/15/29
(c)
........... 3,100 2,834,330
5.00% , 01/15/29
(b)
........... 9,866 9,020,484
Wynn Macau Ltd.
5.50% , 01/15/26
(c)
........... 2,896 2,889,303
5.50% , 01/15/26
(b)
........... 1,700 1,696,069
5.63% , 08/26/28
(b)
........... 22,115 21,689,286
5.63% , 08/26/28
(c)
........... 2,781 2,727,466
4.50% , 03/07/29
(c) (q)
.......... 21,000 20,853,000
5.13% , 12/15/29
(c)
........... 658 629,074
118,179,597
Mauritius — 0.1%
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(c) (f)
.......... 58,982 60,161,640
Mexico — 0.3%
Banco Mercantil del Norte SA
(a)(c)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88% ........... 1,620 1,581,525
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.07%), 8.38% ........... 2,717 2,751,995
BBVA Mexico SA Institucion de Banca
Multiple Grupo Financiero BBVA
Mexico , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63% , 02/11/35
(a) (b)
... 1,195 1,224,875

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.52%),
7.20%
(a) (c) (r)
................ USD 1,830 $ 1,851,045
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple , 7.25% ,
01/31/41
(c)
................ 8,710 8,805,657
Food Service Project SA , 5.50% ,
01/21/27
(b)
................ EUR 4,105 4,840,564
Grupo Aeromexico SAB de CV , 8.25% ,
11/15/29
(b)
................ USD 495 483,714
Grupo Posadas SAB de CV , 7.00% ,
12/30/27
(b) (h)
............... 7,805 7,380,389
Industrias Penoles SAB de CV , 4.15% ,
09/12/29
(b)
................ 323 314,521
Orbia Advance Corp. SAB de CV ,
6.80% , 05/13/30
(c)
........... 2,570 2,632,965
Petroleos Mexicanos , 7.50% ,
03/20/26
(c)
................ 89,906 88,445,027
Trust Fibra Uno
(b)
4.87% , 01/15/30 ............ 488 462,160
7.70% , 01/23/32 ............ 2,330 2,428,297
123,202,734
Netherlands — 0.6%
Boels Topholding BV
(b)
6.25% , 02/15/29 ............ EUR 3,652 4,453,493
5.75% , 05/15/30 ............ 8,780 10,728,627
Cooperatieve Rabobank UA
(a)(b)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(r)
.......... 5,800 6,811,545
(GUKG1 + 1.05%), 1.88% , 07/12/28 GBP 3,300 4,299,666
Euronext NV , 1.50% , 05/30/32
(b) (q)
... EUR 4,300 5,200,661
IMCD NV
(b)
2.13% , 03/31/27 ............ 7,642 8,917,631
4.88% , 09/18/28 ............ 29,785 36,981,532
3.63% , 04/30/30 ............ 14,233 16,938,554
ING Groep NV
3.00% , 02/18/26
(b)
........... GBP 3,300 4,485,716
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(a) (r)
......... USD 7,330 6,810,143
(3-mo. EURIBOR + 1.10%), 3.50% ,
09/03/30
(a) (b)
............. EUR 23,000 27,564,455
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25% , 05/20/33
(a) (b)
........ GBP 11,700 16,466,709
(USISSO05 + 4.08%), 7.25%
(a) (b) (r)
USD 6,250 6,351,563
JDE Peet's NV
(b)
0.50% , 01/16/29 ............ EUR 3,068 3,321,199
4.13% , 01/23/30 ............ 5,468 6,704,598
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (b) (r)
. 2,850 3,326,305
Nobian Finance BV , 3.63% , 07/15/26
(b)
3,323 3,899,920
Q-Park Holding I BV
(b)
2.00% , 03/01/27 ............ 2,488 2,873,221
5.13% , 03/01/29 ............ 3,678 4,467,934
5.13% , 02/15/30 ............ 763 928,211
5.13% , 02/15/30 ............ 6,830 8,308,885
Sunrise FinCo. I BV , 4.88% , 07/15/31
(c)
USD 4,000 3,783,000
Sunrise HoldCo IV BV , 5.50% ,
01/15/28
(c)
................ 8,675 8,619,323
Trivium Packaging Finance BV , 12.25% ,
01/15/31
(c)
................ 2,739 2,936,027
VEON Holdings BV , 3.38% , 11/25/27
(c)
2,246 2,066,320
Security
Par (000)
Par (000) Value
Netherlands (continued)
Viterra Finance BV
1.00% , 09/24/28
(b)
........... EUR 13,866 $ 15,366,449
VZ Secured Financing BV
3.50% , 01/15/32
(b)
........... 1,500 1,620,977
5.00% , 01/15/32
(c)
........... USD 5,330 4,741,613
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(b)
................ EUR 5,001 5,346,771
Ziggo Bond Co. BV , 6.13% , 11/15/32
(b)
5,378 5,950,955
Ziggo BV
2.88% , 01/15/30
(b)
........... 5,250 5,796,684
4.88% , 01/15/30
(c)
........... USD 2,864 2,675,043
248,743,730
Nigeria — 0.0%
IHS Holding Ltd. , 6.25% , 11/29/28
(c)
. 10,980 10,698,637
SEPLAT Energy plc , 9.13% , 03/21/30
(b)
542 537,426
11,236,063
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(a) (b)
............... EUR 10,387 13,428,315
Oman — 0.0%
EDO Sukuk Ltd. , 5.66% , 07/03/31
(b)
. USD 4,000 4,073,760
Panama — 0.0%
AES Panama Generation Holdings
SRL , 4.38% , 05/31/30
(b)
....... 409 372,431
Peru — 0.0%
Pluspetrol Camisea SA , 6.24% ,
07/03/36
(c)
................ 2,716 2,791,097
Volcan Cia Minera SAA
8.75% , 01/24/30
(c)
........... 2,701 2,675,678
8.75% , 01/24/30
(b)
........... 560 554,750
6,021,525
Philippines — 0.2%
(b)
ACEN Finance Ltd. , 4.00%
(r)
...... 14,059 9,138,350
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.53%),
4.20%
(a) (r)
................. 11,000 10,826,750
Petron Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(a) (r)
.......... 18,017 17,814,309
Rizal Commercial Banking Corp. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.24%),
6.50%
(a) (r)
................. 18,000 17,955,000
San Miguel Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 10.24%), 5.50%
(a) (r)
... 18,111 18,074,778
San Miguel Global Power Holdings
Corp.
(a)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 8,000 7,989,600
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 10,450 10,267,125
VLL International, Inc.
7.25% , 07/20/27 ............ 812 615,707
9.38% , 07/29/29 ............ 5,197 3,404,035
96,085,654

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland — 0.0%
ORLEN SA , 6.00% , 01/30/35
(c)
..... USD 1,983 $ 2,033,566
Portugal — 0.3%
(b)
Banco Espirito Santo SA
(d)(e)
2.63% , 05/08/17 ............ EUR 6,100 1,580,809
4.75% , 01/15/22 ............ 15,500 4,016,809
4.00% , 01/21/25 ............ 19,000 4,923,831
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54 .... 4,800 5,791,533
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63% , 09/16/54 .... 7,000 8,360,957
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 33,700 39,683,220
(5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81 .... 42,800 49,699,845
Series NC5. , (5-Year EUR Swap
Annual + 1.89%), 1.50% ,
03/14/82 ............... 24,600 28,161,562
142,218,566
Qatar — 0.0%
ABQ Finance Ltd. , 4.95% , 03/25/30
(b)
USD 8,325 8,381,194
Republic of Turkiye — 0.0%
Eregli Demir ve Celik Fabrikalari TAS ,
8.38% , 07/23/29
(c)
........... 200 205,000
Sisecam UK plc , 8.25% , 05/02/29
(b)
.. 575 580,129
TAV Havalimanlari Holding A/S , 8.50% ,
12/07/28
(b)
................ 332 345,904
Turk Telekomunikasyon A/S , 7.38% ,
05/20/29
(b)
................ 416 424,191
Turkcell Iletisim Hizmetleri A/S , 7.65% ,
01/24/32
(c)
................ 1,971 2,006,724
Turkish Airlines Pass-Through Trust ,
Series 2015-1 , Class A , 4.20% ,
03/15/27
(c)
................ 2,381 2,304,065
TVF Varlik Kiralama A/S , 6.95% ,
01/23/30
(b)
................ 492 493,230
6,359,243
Saudi Arabia — 0.1%
(b)
Al Rajhi Bank , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.89%), 6.38%
(a) (r)
.... 2,000 2,014,688
Al Rajhi Sukuk Ltd. , (6-Year USD
Constant Maturity + 1.59%),
6.25%
(a) (r)
................. 12,538 12,557,935
EIG Pearl Holdings SARL , 3.55% ,
08/31/36 ................. 4,963 4,415,708
NCB Tier 1 Sukuk Ltd. , (6-Year USD
Constant Maturity + 2.89%),
3.50%
(a) (r)
................. 4,000 3,873,600
Riyad T1 Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 1.91%),
5.50%
(a) (r)
................. 12,000 11,726,280
Saudi Electricity Sukuk Programme Co.
4.94% , 02/13/29 ............ 280 281,980
5.23% , 02/18/30 ............ 487 495,340
5.23% , 02/18/30 ............ 356 362,096
5.68% , 04/11/53 ............ 559 531,050
36,258,677
Singapore — 0.3%
Continuum Energy Pte. Ltd. , 12.85% ,
09/11/27
(c) (f)
................ 7,430 7,429,919
DBS Bank Ltd. , 3.21% , 08/19/26
(b)
.. EUR 21,840 26,034,631
Security
Par (000)
Par (000) Value
Singapore (continued)
GLP Pte. Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.74%), 4.50%
(a) (r)
......... USD 10,000 $ 5,172,400
9.75% , 05/20/28 ............ 4,794 4,578,270
Grab Holdings Ltd. , 0.00% , 06/15/30
(b) (i)
(q)
...................... 26,816 28,643,510
Oversea-Chinese Banking Corp. Ltd. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83% , 09/10/30
(a) (b)
.... 3,699 3,679,025
Puma International Financing SA ,
7.75% , 04/25/29
(b)
........... 14,000 14,343,000
Sembcorp Financial Services Pte. Ltd. ,
3.55% , 01/02/46
(b)
........... SGD 4,000 3,228,470
Straits Trading Co. Ltd. , 3.25% ,
02/13/28
(b) (q)
............... 12,500 9,781,754
Suntec REIT , (SDSOA5 + 2.66%),
4.48%
(a) (b) (r)
................ 6,750 5,283,209
108,174,188
Slovenia — 0.0%
United Group BV
(b)
4.63% , 08/15/28 ............ EUR 2,108 2,461,332
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.39% , 02/01/29
(a)
... 2,784 3,267,115
6.75% , 02/15/31 ............ 562 677,722
6.50% , 10/31/31 ............ 3,496 4,160,838
10,567,007
South Africa — 0.1%
Anglo American Capital plc
(b)
4.50% , 09/15/28 ............ 2,356 2,919,036
3.75% , 06/15/29 ............ 10,538 12,771,980
Sappi Papier Holding GmbH , 4.50% ,
03/15/32
(b)
................ 1,735 2,007,602
Sasol Financing USA LLC
4.38% , 09/18/26 ............ USD 697 683,060
6.50% , 09/27/28 ............ 1,530 1,451,970
Stillwater Mining Co.
4.00% , 11/16/26
(b)
........... 297 288,600
4.50% , 11/16/29
(c)
........... 2,400 2,139,000
4.50% , 11/16/29
(b)
........... 284 253,115
Transnet SOC Ltd. , 8.25% , 02/06/28
(b)
436 451,125
22,965,488
South Korea — 0.1%
(b)
Hyundai Card Co. Ltd. , 5.75% , 04/24/29 962 993,602
LG Chem Ltd. , 1.75% , 06/16/28
(q)
... 12,600 13,135,500
LG Electronics, Inc. , 5.63% , 04/24/27 469 477,292
LG Energy Solution Ltd.
5.38% , 04/02/30 ............ 10,000 10,008,000
(1-day SOFR + 1.70%), 6.04% ,
04/02/30
(a)
.............. 10,000 9,975,000
LOTTE Property & Development Co.
Ltd. , 4.50% , 08/01/25 ......... 1,845 1,845,461
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a) (r)
................. 1,229 1,197,550
SK Battery America, Inc. , 2.13% ,
01/26/26 ................. 472 461,465
SK Hynix, Inc. , 6.25% , 01/17/26 .... 383 386,481
Tongyang Life Insurance Co. Ltd.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.98%), 5.25%
(r)
.......... 9,053 9,048,474

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.40%), 6.25% , 05/07/35 .... USD 9,000 $ 9,235,350
56,764,175
Spain — 1.2%
Abanca Corp. Bancaria SA , (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63% , 12/11/36
(a) (b)
.......... EUR 2,600 3,123,586
Arena Luxembourg Finance Sarl ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.82% , 05/01/30
(a) (b)
.... 7,000 8,310,807
Banco Bilbao Vizcaya Argentaria SA
(a)
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(b) (r)
......... 3,000 3,909,322
(5-Year EUR Swap Annual +
4.27%), 6.88%
(b) (r)
......... 3,800 4,739,187
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(r)
.......... USD 9,200 9,326,117
(5-Year EURIBOR ICE Swap Rate +
2.80%), 5.75% , 09/15/33
(b)
... EUR 21,000 26,457,355
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 6.83%), 9.38%
(a) (b) (r)
13,200 17,609,175
Banco Santander SA
(GUKG1 + 1.80%), 3.13% ,
10/06/26
(a) (b)
............. GBP 7,200 9,840,148
(1-Year EURIBOR ICE Swap Rate +
1.00%), 3.25% , 04/02/29
(a) (b)
.. EUR 26,400 31,489,340
3.13% , 05/28/29
(b)
........... 10,300 12,424,026
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.30%), 9.63%
(a) (r)
......... USD 6,600 7,697,065
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(r)
.......... EUR 4,000 4,793,489
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(r)
.......... 1,000 1,263,351
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00% , 06/25/34 .... 4,400 5,423,470
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(r)
.......... 3,600 4,273,782
(5-Year EUR Swap Annual +
6.35%), 5.88%
(r)
.......... 7,800 9,522,316
(5-Year EUR Swap Annual +
1.63%), 1.25% , 06/18/31 .... 2,700 3,138,543
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25%
(r)
.......... 3,600 4,325,432
Cellnex Telecom SA , 0.75% ,
11/20/31
(b) (q)
............... 9,700 10,181,526
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 ........... 257 318,440
(3-mo. EURIBOR + 4.50%), 6.69% ,
07/31/28
(a)
.............. 1,667 1,973,021
(3-mo. EURIBOR + 4.50%), 6.69% ,
07/31/28
(a)
.............. 1,584 1,875,202
7.88% , 07/31/28 ............ 3,507 4,300,176
6.50% , 03/15/29 ............ 5,268 6,490,064
Deutsche Bank SA , 3.63% , 11/23/26
(b)
39,400 47,330,435
Grifols SA , 7.13% , 05/01/30
(b)
..... 6,353 7,764,985
Iberdrola Finanzas SA , (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a) (b) (r)
18,300 20,757,874
Iberdrola International BV
(a)(b)(r)
Series NC5 , (5-Year EUR Swap
Annual + 2.32%), 1.87% ..... 13,200 15,415,001
Security
Par (000)
Par (000) Value
Spain (continued)
Series NC6 , (5-Year EUR Swap
Annual + 1.83%), 1.45% ..... EUR 19,600 $ 22,478,200
Kaixo Bondco Telecom SA , 5.13% ,
09/30/29
(b)
................ 1,673 1,997,847
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 ............ 6,173 7,265,508
5.75% , 04/30/29 ............ 1,299 1,597,629
Natra SA , (6-mo. EURIBOR at 0.00%
Floor + 6.75%), 8.58% , 10/13/29
(a) (f)
21,501 25,296,828
Repsol International Finance BV , (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a) (b) (r)
................ 44,795 52,060,574
Telefonica Emisiones SA
(b)
5.38% , 02/02/26 ............ GBP 26,723 36,804,807
4.18% , 11/21/33 ............ EUR 1,800 2,175,770
3.72% , 01/23/34 ............ 700 814,235
3.94% , 06/25/35 ............ 11,300 13,237,892
4.06% , 01/24/36 ............ 2,100 2,475,551
Telefonica Europe BV
(a)(b)(r)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 18,600 22,017,447
(7-Year EUR Swap Annual +
2.66%), 2.50% ........... 2,200 2,536,421
(8-Year EUR Swap Annual +
3.07%), 2.88% ........... 11,800 13,617,644
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 9,900 12,489,686
(EUAMDB08 + 3.62%), 6.75% .. 400 517,709
(EUAMDB08 + 3.12%), 5.75% .. 7,200 8,796,488
510,253,471
Sweden — 0.3%
Balder Finland OYJ , 1.00% , 01/20/29
(b)
3,557 3,871,149
Fastighets AB Balder , 1.13% ,
01/29/27
(b)
................ 999 1,144,044
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (r)
13,277 14,857,660
Heimstaden Bostad Treasury BV
(b)
0.63% , 07/24/25 ............ 800 939,631
1.38% , 03/03/27 ............ 2,519 2,888,636
Intrum AB
(b)(d)(e)
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
5.57% , 09/09/26
(a)
......... SEK 6,000 510,522
3.00% , 09/15/27 ............ EUR 10,595 10,550,289
9.25% , 03/15/28 ............ 753 789,427
Preem Holdings AB , 12.00% ,
06/30/27
(b)
................ 7,561 9,275,735
Stena International SA
7.25% , 01/15/31
(c)
........... USD 13,358 13,399,383
7.25% , 01/15/31
(b)
........... 16,648 16,699,576
7.63% , 02/15/31
(c)
........... 7,196 7,366,113
Svenska Handelsbanken AB
(b)
0.13% , 11/03/26 ............ EUR 11,943 13,694,578
3.88% , 05/10/27 ............ 1,611 1,950,675
Swedbank AB , (GUKG1 + 1.00%),
1.38% , 12/08/27
(a) (b)
.......... GBP 3,266 4,290,859
Verisure Holding AB
(b)
3.88% , 07/15/26 ............ EUR 5,079 5,964,697
9.25% , 10/15/27 ............ 984 1,207,875
109,400,849

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — 0.6%
Argentum Netherlands BV , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.76%),
5.52%
(a) (b) (r)
................ USD 13,101 $ 13,101,000
Dufry One BV
4.50% , 05/23/32
(b)
........... EUR 3,218 3,804,432
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(b)
........... CHF 13,920 17,259,066
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(a) (b) (r)
EUR 1,906 2,315,395
Swisscom Finance BV , 3.88% ,
05/29/44
(b)
................ 8,035 9,183,419
UBS AG
(1-day SOFR + 0.72%), 4.86% ,
01/10/28
(a)
.............. USD 1,618 1,631,153
7.50% , 02/15/28 ............ 700 755,134
UBS Group AG
(5-Year USD Swap Semi + 4.59%),
6.88%
(a) (b) (r)
.............. 10,529 10,536,897
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a) (b) (r)
........ 2,302 2,249,322
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a) (b) (r)
........ 7,974 7,913,637
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (b) (r)
........ 2,275 2,212,768
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a) (c) (r)
........ 1,833 1,782,858
(1-Year EURIBOR ICE Swap Rate +
1.05%), 1.00% , 06/24/27
(a) (b)
.. EUR 10,563 12,266,522
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75% , 05/12/28
(a) (c)
.. USD 200 201,167
(1-Year EUR Swap Annual +
0.77%), 0.25% , 11/05/28
(a) (b)
.. EUR 29,506 32,897,949
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a) (c) (r)
........ USD 700 764,032
(USISSO05 + 3.63%), 6.85%
(a) (c) (r)
12,400 12,454,424
(USISSO05 + 3.08%), 7.00%
(a) (c) (r)
16,542 16,455,674
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.31%), 4.38%
(a) (b) (r)
........ 2,900 2,563,098
(1-Year EURIBOR ICE Swap Rate +
1.60%), 4.75% , 03/17/32
(a) (b)
.. EUR 2,438 3,084,301
0.63% , 01/18/33
(b)
........... 1,596 1,534,453
0.63% , 02/24/33
(b)
........... 530 509,390
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.76%), 9.25%
(a) (c) (r)
........ USD 19,423 22,460,971
(USISSO05 + 3.18%), 7.13%
(a) (c) (r)
13,064 13,010,298
UBS Switzerland AG
(b)
2.58% , 09/23/27 ............ EUR 44,030 52,194,230
3.30% , 03/05/29 ............ 16,150 19,497,591
VistaJet Malta Finance plc
(c)
9.50% , 06/01/28 ............ USD 2,150 2,209,754
6.38% , 02/01/30 ............ 2,954 2,769,316
267,618,251
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(a) (b) (r)
........ USD 10,000 $ 9,968,000
5.30% , 09/21/28
(c)
........... 4,119 4,207,064
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%),
4.40%
(a) (b) (r)
................ 11,980 11,794,310
Minor International PCL , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 7.92%),
2.70%
(a) (b) (r)
................ 5,300 5,165,274
Muangthai Capital PCL , 6.88% ,
09/30/28
(b)
................ 7,700 7,651,875
38,786,523
Ukraine — 0.1%
NAK Naftogaz Ukraine
(s)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(b)
.............. EUR 21,645 21,672,131
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
.............. USD 815 635,666
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(c)
.............. 7,091 5,530,662
VF Ukraine PAT
(h)
9.62% , 02/11/27
(b)
........... 2,516 2,403,023
9.62% , 02/11/27
(c)
........... 12,787 12,211,429
42,452,911
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a) (b) (r)
................ 993 1,052,270
Aldar Properties PJSC
(a)(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.04%), 6.62% , 04/15/55 .... 2,000 2,033,500
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.04%), 6.62% , 04/15/55 .... 7,675 7,803,556
Alpha Star Holding IX Ltd. , 7.00% ,
08/26/28
(b)
................ 5,220 5,287,756
Alpha Star Holding VIII Ltd. , 8.38% ,
04/12/27
(b)
................ 7,000 7,248,500
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a) (b) (r)
... 7,726 7,718,737
Emirates NBD Bank PJSC
(b)
(6-Year USD Constant Maturity +
3.16%), 4.25%
(a) (r)
......... 4,000 3,873,750
5.91% , 06/18/35 ............ AUD 17,280 11,473,027
Emirates Reit Sukuk III Ltd. , 7.50% ,
12/12/28
(b) (h)
............... USD 2,500 2,493,750
Five Holdings Bvi Ltd. , 9.38% ,
10/03/28
(b)
................ 2,500 2,620,625
MAF Global Securities Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.54%),
6.38%
(a) (b) (r)
................ 1,517 1,513,681
Magellan Capital Holdings plc , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38% , 07/08/29
(a) (b)
.......... 6,045 5,954,325

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
MDGH GMTN RSC Ltd. , 4.38% ,
11/22/33
(c)
................. USD 1,797 $ 1,720,538
60,794,015
United Kingdom — 3.3%
10x Future Technologies Services
Ltd. , (Acquired 12/19/23 , cost
$ 5,133,333 ) , 15.00% , ( 15.00 % Cash
or 15.00 % PIK), 06/19/26
(f) (n) (s)
... GBP 4,104 5,252,771
Amber Finco plc , 6.63% , 07/15/29
(b)
. EUR 3,344 4,121,444
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
........... 25,483 30,844,500
7.75% , 02/15/31
(c)
........... USD 4,042 4,225,786
Ashtead Capital, Inc. , 4.25% , 11/01/29
(c)
900 881,283
Assura Financing plc , 1.63% ,
06/30/33
(b)
................ GBP 5,561 5,667,799
Babcock International Group plc
(b)
1.88% , 10/05/26 ............ 11,801 15,675,427
1.38% , 09/13/27 ............ EUR 2,000 2,296,814
Barclays Bank plc , (3-mo. SOFR +
1.81%), 6.28%
(a) (r)
........... USD 6,260 6,713,850
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(a) (r)
......... 8,279 8,282,154
3.00% , 05/08/26
(b)
........... GBP 3,266 4,426,656
3.25% , 02/12/27
(b)
........... 3,266 4,395,983
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(a) (b) (r)
.............. 6,450 9,331,943
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a) (r)
......... USD 1,754 1,632,693
(3-mo. EURIBOR + 0.80%), 2.94% ,
05/08/28
(a) (b)
............. EUR 23,722 27,979,858
4.84% , 05/09/28 ............ USD 200 200,301
(BPSWS5 + 5.64%), 9.25%
(a) (r)
.. GBP 7,000 10,333,131
(USISSO05 + 5.78%), 9.63%
(a) (r)
. USD 17,338 19,257,455
(5-Year EUR Swap Annual +
1.55%), 1.13% , 03/22/31
(a) (b)
.. EUR 9,322 10,832,167
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41% , 11/14/32
(a) (b)
........ GBP 8,731 12,809,634
(USISSO05 + 3.69%), 7.63%
(a) (r)
. USD 1,298 1,303,572
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.62% , 03/26/37
(a) (b)
.. EUR 40,000 48,037,668
BCP V Modular Services Finance II
plc
(b)
4.75% , 11/30/28 ............ 2,888 3,339,676
6.13% , 11/30/28 ............ GBP 6,198 8,220,042
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... EUR 2,456 2,581,014
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ............ GBP 17,009 21,975,744
8.00% , 07/01/31 ............ EUR 4,222 4,984,246
Bellis Finco plc , 4.00% , 02/16/27
(b)
.. GBP 700 960,303
Belron UK Finance plc , 4.63% ,
10/15/29
(b)
................ EUR 3,908 4,695,239
BG Energy Capital plc , 5.13% ,
12/01/25
(b)
................ GBP 5,989 8,230,156
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(b) (s)
. 6,861 9,315,741
British Telecommunications plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(c)
... USD 1,200 1,176,669
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(b)
... USD 25,562 $ 25,064,998
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88% , 11/23/81
(c)
... 3,600 3,296,186
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 21,425 31,514,848
California Buyer Ltd.
5.63% , 02/15/32
(b)
........... EUR 9,099 11,024,166
6.38% , 02/15/32
(c)
........... USD 621 622,012
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(b)
................ GBP 18,819 26,555,556
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(a) (b)
.... 7,473 10,373,214
Channel Link Enterprises Finance
plc
(a)(b)
Series A8 , (6-mo. EURIBOR +
5.90%), 2.71% , 06/30/50 .... EUR 4,400 5,104,751
Series A5 , (Sterling Overnight
Index Average + 0.28%), 3.04% ,
06/30/50 ............... GBP 3,075 3,875,417
Connect Finco SARL , 9.00% ,
09/15/29
(c)
................ USD 13,026 13,092,797
ContourGlobal Power Holdings SA ,
5.00% , 02/28/30
(b)
........... EUR 4,630 5,494,758
Diageo Finance plc , Series JUN ,
3.13% , 02/28/31
(b)
........... 20,050 23,767,635
Direct Line Insurance Group plc ,
(BPSWS5 + 3.39%), 4.75%
(a) (b) (r)
.. GBP 10,383 13,863,139
EC Finance plc , 3.25% , 10/15/26
(b) (h)
. EUR 3,651 4,197,942
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 16,609 23,746,299
Gatwick Airport Finance plc , 4.38% ,
04/07/26
(b)
................ 5,935 8,085,480
Global Auto Holdings Ltd.
(c)
8.38% , 01/15/29 ............ USD 2,766 2,556,152
11.50% , 08/15/29 ........... 2,436 2,383,526
8.75% , 01/15/32 ............ 2,519 2,147,447
Global Switch Finance BV , 1.38% ,
10/07/30
(b)
................ EUR 9,942 10,966,582
Heathrow Finance plc
(b)
3.88% , 03/01/27
(h)
........... GBP 5,212 6,934,700
4.13% , 09/01/29
(h)
........... 1,956 2,469,937
6.63% , 03/01/31 ............ 11,724 15,996,207
Heathrow Funding Ltd. , 6.00% ,
03/05/32
(b)
................ 2,936 4,072,320
Howden UK Refinance plc , 7.25% ,
02/15/31
(c)
................ USD 3,624 3,752,714
HSBC Holdings plc
(a)
(Sterling Overnight Index Average +
1.31%), 1.75% , 07/24/27 .... GBP 3,615 4,813,482
(3-mo. EURIBOR + 0.86%), 3.76% ,
05/20/29
(b)
.............. EUR 74,528 90,083,816
(5-Year EUR Swap Annual +
3.84%), 4.75%
(b) (r)
......... 3,109 3,644,602
(3-mo. EURIBOR + 1.27%), 3.31% ,
05/13/30
(b)
.............. 24,800 29,441,284
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 7.05%
(r)
.......... USD 15,000 15,173,340
(3-mo. EURIBOR + 1.19%), 3.45% ,
09/25/30
(b)
.............. EUR 9,500 11,320,784
(1-day SOFR at 0.00% Floor +
1.29%), 5.60% , 11/19/30 ..... USD 15,000 15,011,550

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.65%), 4.60%
(r)
.......... USD 19,983 $ 18,205,558
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(r)
.......... 1,000 1,003,781
(3-mo. EURIBOR + 1.54%), 3.91% ,
05/13/34
(b)
.............. EUR 6,600 7,889,045
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.87%), 5.60% ,
03/11/35
(b)
.............. AUD 9,050 5,900,328
(1-day SOFR + 1.90%), 5.87% ,
11/18/35 ............... USD 1,200 1,214,322
(5-Year EURIBOR ICE Swap Rate +
1.83%), 4.19% , 05/19/36
(b)
... EUR 7,800 9,279,063
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 ............ 2,990 3,508,757
8.50% , 03/15/29 ............ 6,864 8,054,886
6.75% , 04/15/30 ............ 4,986 5,415,279
Informa plc
(b)
3.13% , 07/05/26 ............ GBP 24,147 32,638,918
3.63% , 10/23/34 ............ EUR 8,756 10,168,495
Intu Jersey 2 Ltd. , 2.88% , 11/01/22
(b) (d) (e)
(q)
...................... GBP 3,730 793,673
Lloyds Banking Group plc
(a)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.91%), 8.00% ........... USD 1,151 1,213,849
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50% ................. GBP 1,700 2,345,406
Market Bidco Finco plc
(b)
4.75% , 11/04/27 ............ EUR 4,130 4,839,870
5.50% , 11/04/27 ............ GBP 8,725 11,737,203
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
12/05/25
(s)
................ 1,202 886,824
Mitchells & Butlers Finance plc ,
Series D1 , (Sterling Overnight
Index Average + 2.36%), 6.59% ,
06/15/36
(a) (b)
............... 2,225 2,726,284
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (r)
............... 6,838 5,645,788
3.62% , 11/20/28
(h)
........... 408 477,403
4.88% , 09/26/31 ............ EUR 16,695 15,921,984
Motability Operations Group plc
(b)
3.63% , 07/24/29 ............ 18,302 22,120,678
4.00% , 01/17/30 ............ 5,853 7,173,035
3.50% , 07/17/31 ............ 1,868 2,228,599
Motion Finco SARL , 7.38% , 06/15/30
(b)
12,525 13,835,398
Nationwide Building Society
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(r)
................ GBP 5,100 6,898,630
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(r)
................ 400 554,166
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(r)
................ 7,575 10,494,524
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(r)
................ 4,300 6,042,577
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 1.15%), 3.83% ,
07/24/32 ............... EUR 18,000 $ 21,765,794
10.25% , 12/31/79 ........... GBP 2,500 4,461,112
NatWest Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(r)
.......... USD 7,856 7,843,095
(BPSW1 + 1.49%), 2.88% ,
09/19/26
(b)
.............. GBP 3,278 4,478,542
(BPSW1 + 2.01%), 3.13% ,
03/28/27
(b)
.............. 3,266 4,437,856
(3-mo. EURIBOR + 1.22%), 3.24% ,
05/13/30
(b)
.............. EUR 6,000 7,125,125
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(r)
................ GBP 6,475 8,820,361
(5-Year EUR Swap Annual +
1.27%), 1.04% , 09/14/32
(b)
... EUR 11,432 12,944,195
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.72% , 02/25/35
(b)
... 10,000 11,751,180
(3-mo. EURIBOR + 1.52%), 3.99% ,
05/13/36
(b)
.............. 8,737 10,429,955
NIE Finance plc , 2.50% , 10/27/25
(b)
.. GBP 4,465 6,081,653
Ocado Group plc , 11.00% , 06/15/30
(b)
2,753 3,675,498
OEG Finance plc
(b)
7.25% , 09/27/29 ............ EUR 1,900 2,337,977
7.25% , 09/27/29 ............ 6,224 7,514,850
Pinewood Finco plc
(b)
6.00% , 03/27/30 ............ GBP 6,095 8,261,756
6.00% , 03/27/30 ............ 14,421 19,547,628
Pinnacle Bidco plc , 10.00% , 10/11/28
(b)
8,709 12,635,810
Premier Foods Finance plc , 3.50% ,
10/15/26
(b)
................ 3,999 5,436,927
Santander UK Group Holdings plc ,
3.63% , 01/14/26
(b)
........... 3,266 4,459,808
SCC Power plc
(c)(s)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ............... USD 11,448 7,412,295
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ............... 1,658 331,646
SP Distribution plc , 5.88% , 07/17/26
(b)
GBP 2,566 3,568,692
SSE plc , 8.38% , 11/20/28
(b)
....... 7,898 12,114,066
Standard Chartered plc
(a)(b)
(1-Year EUR Swap Annual +
0.85%), 0.80% , 11/17/29 ..... EUR 1,203 1,319,064
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(r)
.......... USD 5,000 5,202,950
(1-Year EUR Swap Annual +
1.85%), 4.87% , 05/10/31 .... EUR 6,348 8,003,598
Stonegate Pub Co. Financing plc
(b)
10.75% , 07/31/29 ........... GBP 4,812 6,847,576
10.75% , 07/31/29 ........... 1,825 2,597,013
Swiss RE Subordinated Finance plc ,
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.89% , 03/26/33
(a) (b)
.... EUR 12,730 15,082,852
Tesco Property Finance 1 plc , 7.62% ,
07/13/39
(b)
................ GBP 2,690 4,152,237
Tesco Property Finance 3 plc , 5.74% ,
04/13/40
(b)
................ 6,174 8,435,289
Tesco Property Finance 4 plc , 5.80% ,
10/13/40
(b)
................ 2,938 4,030,411
Thames Water Kemble Finance plc ,
4.63% , 05/19/16
(b) (d) (e)
......... 4,273 30,456
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 27,434 26,239,304

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Utilities Ltd. , 0.00% ,
03/22/27
(c) (i)
................ GBP 206 $ 235,568
TSB Bank plc , 3.32% , 03/05/29
(b)
... EUR 11,130 13,465,277
United Utilities Water Finance plc ,
2.00% , 07/03/33
(b)
........... GBP 6,900 7,436,869
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
........... 400 529,157
5.50% , 05/15/29
(c)
........... USD 299 294,091
4.25% , 01/15/30
(b)
........... GBP 2,425 3,041,661
4.50% , 08/15/30
(c)
........... USD 2,037 1,893,166
Virgin Media Vendor Financing Notes III
DAC , 4.88% , 07/15/28
(b)
....... GBP 2,460 3,212,104
Virgin Media Vendor Financing Notes IV
DAC , 5.00% , 07/15/28
(c)
....... USD 2,511 2,458,233
Virgin Money UK plc
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
1.20%), 4.00% , 03/18/28 .... EUR 26,580 32,054,776
(1-Year EUR Swap Annual +
1.75%), 4.63% , 10/29/28 .... 10,786 13,288,547
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
........... GBP 14,172 18,044,609
4.25% , 01/31/31
(c)
........... USD 3,666 3,358,493
4.50% , 07/15/31
(b)
........... GBP 10,059 12,357,700
4.75% , 07/15/31
(c)
........... USD 5,341 4,940,566
5.63% , 04/15/32
(b)
........... EUR 770 929,470
5.63% , 04/15/32
(b)
........... 20,401 24,068,847
7.75% , 04/15/32
(c)
........... USD 3,324 3,454,125
Vodafone Group plc
(a)
(5-Year EUR Swap Annual +
3.43%), 4.20% , 10/03/78
(b)
... EUR 1,177 1,409,143
(5-Year GBP Swap + 3.27%),
4.88% , 10/03/78
(b)
......... GBP 15,008 20,576,039
(5-Year USD Swap Semi + 4.87%),
7.00% , 04/04/79 .......... USD 2,500 2,608,363
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80
(b)
.............. EUR 9,005 10,062,217
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 3.25% , 06/04/81 .... USD 6,285 6,186,750
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86
(b)
......... GBP 1,552 2,312,062
Zegona Finance plc , 6.75% , 07/15/29
(b)
EUR 12,277 15,365,548
1,422,603,635
United States — 10.6%
3M Co. , 1.75% , 05/15/30 ......... 13,328 14,860,819
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ............ USD 625 620,982
5.00% , 04/15/29 ............ 3,641 3,531,998
7.38% , 03/15/33 ............ 3,281 3,380,191
Acrisure LLC
(c)
4.25% , 02/15/29 ............ 3,782 3,629,671
7.50% , 11/06/30 ............ 2,069 2,137,347
Adient Global Holdings Ltd. , 7.50% ,
02/15/33
(c)
................ 5,234 5,352,294
AES Corp. (The)
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .... 2,206 2,271,297
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 6.95% , 07/15/55 .... 1,728 1,685,679
Aethon United BR LP , 7.50% ,
10/01/29
(c)
................ 4,443 4,660,414
Security
Par (000)
Par (000) Value
United States (continued)
Affinity Interactive , 6.88% , 12/15/27
(c)
USD 1,932 $ 1,185,765
AG Issuer LLC , 6.25% , 03/01/28
(c)
.. 2,221 2,221,384
Albertsons Cos., Inc.
(c)
5.88% , 02/15/28 ............ 439 438,559
6.50% , 02/15/28 ............ 3,138 3,212,774
4.88% , 02/15/30 ............ 2,220 2,182,295
6.25% , 03/15/33 ............ 694 715,393
Alcoa Nederland Holding BV , 7.13% ,
03/15/31
(c)
................ 340 356,826
Alexander Funding Trust II , 7.47% ,
07/31/28
(c)
................ 18,297 19,566,569
Allegiant Travel Co. , 7.25% , 08/15/27
(c)
4,805 4,806,393
Allegion US Holding Co., Inc. , 3.55% ,
10/01/27 ................. 100 98,016
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ............ 2,829 2,776,949
6.75% , 04/15/28 ............ 8,282 8,419,523
7.00% , 01/15/31 ............ 348 359,975
6.50% , 10/01/31 ............ 2,955 3,009,960
Allied Universal Holdco LLC
3.63% , 06/01/28
(b)
........... EUR 8,190 9,406,901
4.63% , 06/01/28
(c)
........... USD 1,086 1,053,136
4.88% , 06/01/28
(b)
........... GBP 9,856 12,969,218
7.88% , 02/15/31
(c)
........... USD 8,724 9,113,893
Allison Transmission, Inc. , 5.88% ,
06/01/29
(c)
................ 1,044 1,054,635
Ally Financial, Inc. , Series B , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%),
4.70%
(a) (r)
................. 31,617 30,526,624
Alpha Generation LLC , 6.75% ,
10/15/32
(c)
................ 2,939 3,029,654
Alphabet, Inc. , 4.00% , 05/06/54 .... EUR 24,369 28,229,463
Altria Group, Inc. , 6.20% , 02/14/59 .. USD 300 300,277
Ambac Assurance Corp. , 5.10%
(c) (r)
.. 1,407 1,900,011
AMC Networks, Inc.
10.25% , 01/15/29
(c)
.......... 15,343 15,906,318
4.25% , 02/15/29
(q)
........... 4,356 3,659,040
4.25% , 02/15/29 ............ 10,878 8,714,475
10.50% , 07/15/32
(c)
.......... 957 969,671
Amentum Holdings, Inc. , 7.25% ,
08/01/32
(c)
................ 2,892 2,976,311
American Airlines Pass-Through Trust
Series 2017-2 , Class A , 3.53% ,
06/15/26
(f)
.............. 24,270 23,877,220
Series 2019-1 , Class AA , 3.15% ,
02/15/32 ............... 221 202,759
American Airlines, Inc.
(c)
5.50% , 04/20/26 ............ 1 1,331
7.25% , 02/15/28 ............ 5,956 6,082,559
8.50% , 05/15/29 ............ 1,193 1,250,901
American Axle & Manufacturing, Inc.
6.88% , 07/01/28 ............ 322 322,148
5.00% , 10/01/29 ............ 5,786 5,294,930
American Tower Corp.
0.45% , 01/15/27 ............ EUR 5,450 6,228,080
0.50% , 01/15/28 ............ 1,479 1,651,794
3.90% , 05/16/30 ............ 5,216 6,356,388
AmeriGas Partners LP
(c)
9.38% , 06/01/28 ............ USD 5,947 6,132,178
9.50% , 06/01/30 ............ 1,124 1,166,125
Amgen, Inc.
5.50% , 12/07/26
(b)
........... GBP 3,278 4,558,284
4.66% , 06/15/51 ............ USD 12,503 10,704,385
5.65% , 03/02/53 ............ 24,037 23,469,629

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amkor Technology, Inc. , 6.63% ,
09/15/27
(c)
................ USD 10,550 $ 10,576,449
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 ............ 1,637 1,668,489
4.88% , 06/30/29 ............ 2,693 2,617,097
Andiron Financing LLC , (1M Sofr FWD
+ 3.00%), 7.33% , 01/21/30
(a) (f)
... 1,800 1,800,000
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 ............ 759 758,072
5.75% , 01/15/28 ............ 243 242,590
5.38% , 06/15/29 ............ 2,675 2,654,900
AP Grange Holdings LLC , (Acquired
06/21/24 , cost $ 14,801,000 ) , 6.50% ,
03/20/45
(f) (n)
................ 14,801 14,672,231
Apple, Inc. , 2.65% , 05/11/50 ...... 16,951 10,632,977
AppLovin Corp. , 5.95% , 12/01/54 ... 21,396 20,896,005
Aramark International Finance SARL ,
4.38% , 04/15/33
(b)
........... EUR 1,850 2,147,395
Aramark Services, Inc. , 5.00% ,
02/01/28
(c)
................ USD 1,445 1,439,185
Arches Buyer, Inc. , 4.25% , 06/01/28
(c)
5,324 5,095,817
Archrock Partners LP
(c)
6.25% , 04/01/28 ............ 1,226 1,230,059
6.63% , 09/01/32 ............ 1,235 1,258,264
Arcosa, Inc. , 6.88% , 08/15/32
(c)
.... 3,982 4,132,599
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
........... EUR 3,936 4,438,103
2.13% , 08/15/26
(b)
........... 12,323 13,846,314
4.13% , 08/15/26
(c)
........... USD 41,715 39,164,962
Ares Capital Corp. , 7.00% , 01/15/27 . 6,049 6,241,284
Aretec Group, Inc. , 10.00% , 08/15/30
(c)
8,035 8,829,814
Arsenal AIC Parent LLC , 11.50% ,
10/01/31
(c)
................ 1,964 2,201,512
Asbury Automotive Group, Inc.
4.63% , 11/15/29
(c)
........... 1,863 1,798,703
4.75% , 03/01/30 ............ 627 607,079
5.00% , 02/15/32
(c)
........... 2,398 2,281,622
Ascent Resources Utica Holdings LLC ,
6.63% , 10/15/32
(c)
........... 158 160,803
Ashton Woods USA LLC
(c)
6.63% , 01/15/28 ............ 12,838 12,891,008
4.63% , 08/01/29 ............ 1,672 1,596,760
4.63% , 04/01/30 ............ 5,691 5,411,830
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09% ,
12/15/44
(c)
................ 27,075 27,089,742
AT&T, Inc.
2.90% , 12/04/26 ............ GBP 67,895 91,144,283
5.50% , 03/15/27
(b)
........... 19,000 26,493,718
4.88% , 06/01/44 ............ 566 660,297
Athene Holding Ltd. , 6.63% , 05/19/55 USD 19,712 20,310,785
ATI, Inc. , 7.25% , 08/15/30 ........ 4,658 4,881,132
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 ............ 3,117 3,060,767
3.88% , 11/01/29 ............ 2,924 2,768,447
Avient Corp.
(c)
7.13% , 08/01/30 ............ 1,745 1,799,817
6.25% , 11/01/31 ............ 1,901 1,918,770
Avis Budget Car Rental LLC
(c)
5.38% , 03/01/29 ............ 3,588 3,458,110
8.00% , 02/15/31 ............ 4,199 4,349,072
8.38% , 06/15/32 ............ 567 593,206
Axalta Coating Systems Dutch Holding
B BV , 7.25% , 02/15/31
(c)
....... 311 327,883
Security
Par (000)
Par (000) Value
United States (continued)
Axalta Coating Systems LLC , 4.75% ,
06/15/27
(c)
................ USD 1,726 $ 1,715,397
Axon Enterprise, Inc. , 6.25% ,
03/15/33
(c)
................ 586 603,382
Ball Corp. , 4.25% , 07/01/32 ....... EUR 8,608 10,273,262
Bank of America Corp.
(a)
Series TT , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.23%), 6.13%
(r)
... USD 8,189 8,321,343
(3-mo. EURIBOR + 0.90%), 3.26% ,
01/28/31
(b)
.............. EUR 6,000 7,116,446
(3-mo. EURIBOR + 1.10%), 3.49% ,
03/10/34
(b)
.............. 20,149 23,645,436
Bank of New York Mellon Corp. (The) ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(a) (r)
........... USD 1,000 1,027,313
Bausch + Lomb Corp.
8.38% , 10/01/28
(c)
........... 11,307 11,801,681
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87% , 01/15/31
(a) (b)
.. EUR 4,563 5,408,842
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc. , 9.50% ,
07/01/32
(c)
................ USD 5,646 5,775,714
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
........... EUR 6,535 7,755,638
10.00% , ( 10.00 % Cash or 10.75%
PIK), 07/15/33
(c) (s)
......... USD 2,000 2,073,030
Beazer Homes USA, Inc. , 7.25% ,
10/15/29 ................. 8,623 8,704,470
Becton Dickinson & Co.
0.03% , 08/13/25 ............ EUR 4,061 4,770,548
3.70% , 06/06/27 ............ USD 700 691,572
Belden, Inc.
(b)
3.38% , 07/15/27 ............ EUR 1,635 1,918,495
3.88% , 03/15/28 ............ 3,371 3,987,646
Blue Racer Midstream LLC , 7.25% ,
07/15/32
(c)
................ USD 4,214 4,465,395
Boeing Co. (The) , 5.81% , 05/01/50 .. 14,100 13,521,911
Booking Holdings, Inc.
4.00% , 03/01/44 ............ EUR 4,067 4,588,487
4.00% , 03/01/44 ............ 10,390 11,722,248
4.50% , 05/09/46 ............ 515 611,879
Boost Newco Borrower LLC , 7.50% ,
01/15/31
(c)
................ USD 5,699 6,049,574
Boyd Gaming Corp.
4.75% , 12/01/27 ............ 1,341 1,331,053
4.75% , 06/15/31
(c)
........... 3,695 3,541,459
BP Capital Markets plc , (5-Year EUR
Swap Annual + 3.52%), 3.25%
(a) (b) (r)
EUR 78,404 92,448,348
Breeze Aviation Group, Inc.
(Acquired 01/26/24 , cost
$ 9,151,977 ) 20.00% , ( 20.00%
Cash or 20.00 % PIK), 01/30/28
(f) (n
) (s)
.................... USD 9,762 9,761,746
Brink's Co. (The) , 6.75% , 06/15/32
(c)
. 946 985,162
Broadcom, Inc. , 3.75% , 02/15/51
(c)
.. 14,290 10,689,000
Buckeye Partners LP
3.95% , 12/01/26 ............ 597 590,031
6.88% , 07/01/29
(c)
........... 721 746,972
6.75% , 02/01/30
(c)
........... 1,841 1,911,026
Builders FirstSource, Inc.
(c)
5.00% , 03/01/30 ............ 1,098 1,077,822
4.25% , 02/01/32 ............ 803 743,947
6.38% , 06/15/32 ............ 898 922,936
6.38% , 03/01/34 ............ 662 674,626

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.75% , 05/15/35 ............ USD 1,000 $ 1,029,615
Burford Capital Global Finance LLC ,
9.25% , 07/01/31
(c)
........... 861 906,167
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 ............ 838 838,252
4.63% , 10/15/29 ............ 7,759 7,406,237
7.00% , 02/15/30 ............ 2,189 2,266,889
California Resources Corp. , 8.25% ,
06/15/29
(c)
................ 4,771 4,897,322
Calpine Corp. , 5.13% , 03/15/28
(c)
... 11,609 11,595,993
Camelot Return Merger Sub, Inc. ,
8.75% , 08/01/28
(c)
........... 2,918 2,691,009
Cardinal Health, Inc.
4.70% , 11/15/26 ............ 3,000 3,015,058
5.00% , 11/15/29 ............ 1,800 1,834,783
Carlisle Cos., Inc. , 3.75% , 12/01/27 . 700 689,988
CCO Holdings LLC
5.13% , 05/01/27
(c)
........... 9,303 9,273,073
5.00% , 02/01/28
(c)
........... 1,181 1,170,117
5.38% , 06/01/29
(c)
........... 4,816 4,798,390
6.38% , 09/01/29
(c)
........... 3,423 3,491,584
4.75% , 03/01/30
(c)
........... 5,469 5,298,380
4.50% , 08/15/30
(c)
........... 157 149,681
4.25% , 02/01/31
(c)
........... 613 572,648
4.75% , 02/01/32
(c)
........... 5,577 5,289,934
4.50% , 05/01/32 ............ 1,601 1,490,920
4.50% , 06/01/33
(c)
........... 6,815 6,229,116
4.25% , 01/15/34
(c)
........... 4,249 3,782,405
Celanese US Holdings LLC
6.50% , 04/15/30 ............ 1,660 1,699,222
6.63% , 07/15/32
(h)
........... 1,416 1,484,495
6.75% , 04/15/33 ............ 3,012 3,043,283
Central Garden & Pet Co. , 4.13% ,
04/30/31
(c)
................ 462 428,891
Central Parent LLC , 8.00% , 06/15/29
(c)
2,444 2,020,935
Central Parent, Inc. , 7.25% , 06/15/29
(c)
8,396 6,823,095
Century Communities, Inc.
6.75% , 06/01/27 ............ 1,175 1,176,692
3.88% , 08/15/29
(c)
........... 1,555 1,440,837
Charles River Laboratories
International, Inc. , 4.00% , 03/15/31
(c)
806 738,532
Chart Industries, Inc. , 7.50% , 01/01/30
(c)
874 915,013
Charter Communications Operating
LLC
3.75% , 02/15/28 ............ 1,200 1,177,808
3.50% , 03/01/42 ............ 1,783 1,271,365
5.13% , 07/01/49 ............ 1,664 1,383,554
4.80% , 03/01/50 ............ 5,825 4,660,398
5.25% , 04/01/53 ............ 1,189 1,010,165
4.40% , 12/01/61 ............ 6,002 4,208,517
3.95% , 06/30/62 ............ 2,184 1,407,187
Chemours Co. (The)
5.38% , 05/15/27 ............ 91 90,186
5.75% , 11/15/28
(c)
........... 2,081 1,950,532
4.63% , 11/15/29
(c)
........... 2,229 1,940,199
8.00% , 01/15/33
(c)
........... 2,230 2,088,191
Cheniere Energy Partners LP , 5.55% ,
10/30/35
(c)
................ 9,170 9,242,096
Chesapeake Energy Corp. , 6.13% ,
02/15/21
(d) (e) (f)
.............. 27,853 3
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ............ 4,050 4,042,194
5.75% , 04/01/30 ............ 4,708 4,723,343
Cinemark USA, Inc.
(c)
5.25% , 07/15/28 ............ 1,930 1,920,855
Security
Par (000)
Par (000) Value
United States (continued)
7.00% , 08/01/32 ............ USD 4,343 $ 4,508,751
Cintas Corp. No. 2 , 3.70% , 04/01/27 . 300 297,829
Citigroup Global Markets Holdings,
Inc.
(b)
Series MU0C , 0.00% , 03/02/28
(f) (i)
. HKD 23,000 2,916,184
Series 388 , 0.00% , 10/10/28
(c) (i) (q)
. USD 6,000 6,547,500
Series gtmn , 7.12% , 06/20/31 ... 13,000 13,257,821
6.20% , 12/20/31
(f)
........... 13,000 13,235,430
Citigroup, Inc.
1.75% , 10/23/26 ............ GBP 5,104 6,762,053
Series FF , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95%
(a) (r)
.. USD 23,530 24,031,639
(1-day SOFR + 1.15%), 2.67% ,
01/29/31
(a)
.............. 3,900 3,575,846
(3-mo. EURIBOR + 1.05%), 3.75% ,
05/14/32
(a) (b)
............. EUR 6,500 7,841,052
(3-mo. EURIBOR + 1.58%), 4.11% ,
04/29/36
(a)
.............. 52,638 63,326,105
Civitas Resources, Inc.
(c)
5.00% , 10/15/26 ............ USD 7,623 7,527,516
8.38% , 07/01/28 ............ 6,992 7,159,186
8.63% , 11/01/30 ............ 6,029 6,120,870
Clarios Global LP
6.75% , 05/15/28
(c)
........... 5,460 5,604,434
4.75% , 06/15/31
(b)
........... EUR 10,955 12,953,995
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ............ USD 1,438 1,421,642
9.00% , 09/15/28 ............ 2,354 2,466,575
7.88% , 04/01/30 ............ 3,841 3,964,849
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 ............ 2,583 2,543,064
7.38% , 05/01/33 ............ 5,485 5,150,178
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ............ 26,606 26,853,782
9.00% , 09/30/29 ............ 3,286 3,406,022
8.25% , 06/30/32 ............ 6,973 7,420,869
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ............ 5,949 6,035,170
8.75% , 04/15/30 ............ 8,962 9,166,549
CMS Energy Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.96%), 6.50% ,
06/01/55
(a)
................ 9,408 9,430,513
CNX Resources Corp.
(c)
6.00% , 01/15/29 ............ 2,001 2,009,050
7.25% , 03/01/32 ............ 805 833,507
Comcast Corp. , 2.35% , 01/15/27 ... 100 97,283
CommScope LLC , 9.50% , 12/15/31
(c)
7,965 8,341,047
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ............ 1,906 1,877,373
6.00% , 01/15/29 ............ 4,443 4,273,581
5.25% , 05/15/30 ............ 3,612 3,202,932
4.75% , 02/15/31 ............ 1,997 1,707,201
10.88% , 01/15/32 ........... 4,658 4,936,860
Comstock Resources, Inc.
6.75% , 03/01/29
(c)
........... 8,793 8,773,019
Concentrix Corp. , 6.65% , 08/02/26 .. 909 925,405
Constellium SE
3.75% , 04/15/29
(c)
........... 250 234,920
5.38% , 08/15/32
(b)
........... EUR 2,214 2,640,581
Core Scientific, Inc. , 0.00% , 06/15/31
(c) (i)
(q)
...................... USD 2,123 2,306,109
CoreWeave, Inc. , 9.25% , 06/01/30
(c)
. 1,923 1,965,947

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cornerstone Building Brands, Inc. ,
9.50% , 08/15/29
(c)
........... USD 3,213 $ 2,953,779
Credit Acceptance Corp. , 6.63% ,
03/15/30
(c)
................ 1,436 1,453,713
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ............ 2,767 2,701,699
7.38% , 01/15/33 ............ 9,474 9,055,302
Crown Americas LLC , 4.25% , 09/30/26 1,095 1,088,853
Crown Castle, Inc. , 3.80% , 02/15/28 . 1,200 1,178,368
CSC Holdings LLC
(c)
5.50% , 04/15/27 ............ 15,472 14,771,839
11.25% , 05/15/28 ........... 3,579 3,565,530
11.75% , 01/31/29 ........... 7,101 6,754,157
6.50% , 02/01/29 ............ 5,900 4,797,264
4.50% , 11/15/31 ............ 4,075 2,867,516
Cushman & Wakefield US Borrower
LLC , 8.88% , 09/01/31
(c)
........ 1,962 2,106,864
CVR Energy, Inc.
(c)
5.75% , 02/15/28 ............ 803 768,877
8.50% , 01/15/29 ............ 4,161 4,162,631
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
................ 2,342 2,415,563
Dana Financing Luxembourg SARL
8.50% , 07/15/31
(b)
........... EUR 6,292 8,066,568
Darling Global Finance BV , 4.50% ,
07/15/32
(b)
................ 10,052 11,983,879
Delek Logistics Partners LP
(c)
8.63% , 03/15/29 ............ USD 5,841 6,062,269
7.38% , 06/30/33 ............ 715 711,668
Delta Air Lines, Inc.
4.95% , 07/10/28 ............ 36,986 37,197,264
5.25% , 07/10/30 ............ 29,687 29,877,561
DENTSPLY SIRONA, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38% ,
09/12/55
(a)
................ 8,250 8,295,516
DISH Network Corp.
(q)
0.00% , 12/15/25
(i)
........... 11,915 10,723,500
3.38% , 08/15/26 ............ 3,464 2,876,852
Dotdash Meredith, Inc. , 7.63% ,
06/15/32
(c)
................ 2,280 2,210,916
Duke Energy Corp.
4.30% , 03/15/28 ............ 1,400 1,401,728
3.10% , 06/15/28 ............ EUR 8,834 10,478,006
EchoStar Corp.
10.75% , 11/30/29 ........... USD 4,726 4,867,780
6.75% , 11/30/30 ............ 1,252 1,134,928
Edgewell Personal Care Co.
(c)
5.50% , 06/01/28 ............ 254 252,716
4.13% , 04/01/29 ............ 421 397,675
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.86%), 8.13% ,
06/15/53
(a)
................ 1,090 1,052,825
Elevance Health, Inc. , 4.50% , 10/30/26 2,595 2,603,432
Eli Lilly & Co.
5.00% , 02/09/54 ............ 11,290 10,550,504
1.38% , 09/14/61 ............ EUR 14,165 8,291,055
EMRLD Borrower LP
6.38% , 12/15/30
(b)
........... 9,045 11,191,386
6.63% , 12/15/30
(c)
........... USD 1,845 1,885,907
6.75% , 07/15/31
(c)
........... 3,257 3,370,979
Encino Acquisition Partners Holdings
LLC , 8.75% , 05/01/31
(c)
........ 3,557 3,928,194
Security
Par (000)
Par (000) Value
United States (continued)
Encompass Health Corp.
4.50% , 02/01/28 ............ USD 794 $ 786,852
4.75% , 02/01/30 ............ 452 446,263
4.63% , 04/01/31 ............ 2,711 2,623,513
Endo Finance Holdings, Inc. , 8.50% ,
04/15/31
(c)
................ 5,853 6,195,740
Energizer Holdings, Inc. , 4.38% ,
03/31/29
(c)
................ 3,004 2,841,227
Energy Transfer LP , 4.00% , 10/01/27 800 793,962
Entegris, Inc. , 5.95% , 06/15/30
(c)
... 2,628 2,669,769
EQT Corp. , 4.75% , 01/15/31
(c)
..... 8,470 8,336,800
Equinix Asia Financing Corp. Pte. Ltd. ,
3.50% , 03/15/30
(b)
........... SGD 6,500 5,182,363
EquipmentShare.com, Inc.
(c)
9.00% , 05/15/28 ............ USD 3,200 3,380,576
8.63% , 05/15/32 ............ 3,012 3,200,822
ESC Investments & Realty Corp., Inc. ,
6.63% , 08/15/26
(d) (e) (f)
......... 1,665 —
Expand Energy Corp. , 5.38% ,
06/15/26
(d) (e) (f)
.............. 4,795 1
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ............ 1,781 1,705,871
6.75% , 01/15/30 ............ 3,678 3,394,064
Fidelity National Information Services,
Inc. , 2.00% , 05/21/30 ......... EUR 7,650 8,598,419
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... USD 30,107 29,957,751
FirstCash, Inc.
(c)
5.63% , 01/01/30 ............ 998 995,148
6.88% , 03/01/32 ............ 1,866 1,930,924
Five Point Operating Co. LP , 10.50% ,
01/15/28
(c) (h)
............... 9,356 9,517,930
FLYR, Inc. , (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 7.74% ,
05/10/27
(a) (f)
................ 12,353 11,487,951
Focus Financial Partners LLC , 6.75% ,
09/15/31
(c)
................ 4,421 4,512,798
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ............ 5,000 4,966,700
6.05% , 11/05/31 ............ 800 795,873
Forestar Group, Inc. , 5.00% , 03/01/28
(c)
5,349 5,265,890
Fortress Transportation & Infrastructure
Investors LLC
(c)
5.50% , 05/01/28 ............ 1,242 1,235,315
7.00% , 05/01/31 ............ 3,298 3,414,865
7.00% , 06/15/32 ............ 536 553,435
Foundry JV Holdco LLC , 6.20% ,
01/25/37
(c)
................ 23,950 24,929,226
Freedom Mortgage Corp.
(c)
7.63% , 05/01/26 ............ 722 722,242
12.00% , 10/01/28 ........... 2,369 2,547,677
12.25% , 10/01/30 ........... 4,151 4,602,915
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 ............ 1,699 1,764,717
9.13% , 05/15/31 ............ 2,286 2,356,368
8.38% , 04/01/32 ............ 1,644 1,661,718
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
........... 1,262 1,262,478
5.00% , 05/01/28
(c)
........... 12,126 12,120,895
6.75% , 05/01/29
(c)
........... 11,205 11,351,517
5.88% , 11/01/29 ............ 1,385 1,398,822
6.00% , 01/15/30
(c)
........... 1,320 1,337,026
8.75% , 05/15/30
(c)
........... 22,128 23,143,039
8.63% , 03/15/31
(c)
........... 10,120 10,752,578

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Florida LLC , Series E , 6.86% ,
02/01/28 ................. USD 21,280 $ 22,140,431
Frontier North, Inc. , Series G , 6.73% ,
02/15/28 ................. 4,850 4,959,804
Full House Resorts, Inc. , 8.25% ,
02/15/28
(c)
................ 2,412 2,343,678
Gap, Inc. (The) , 3.88% , 10/01/31
(c)
.. 2,581 2,306,972
Gen Digital, Inc.
(c)
6.75% , 09/30/27 ............ 1,936 1,970,281
7.13% , 09/30/30 ............ 245 254,270
6.25% , 04/01/33 ............ 595 610,971
General Electric Co. , 4.13% , 09/19/35
(b)
EUR 4,610 5,687,542
General Motors Financial Co., Inc.
(b)
5.15% , 08/15/26 ............ GBP 1,595 2,193,124
4.50% , 11/22/27 ............ EUR 2,697 3,302,991
GEO Group, Inc. (The) , 8.63% ,
04/15/29 ................. USD 767 812,046
GFL Environmental, Inc. , 4.38% ,
08/15/29
(c)
................ 1,563 1,517,732
Global Partners LP
(c)
8.25% , 01/15/32 ............ 2,496 2,624,999
7.13% , 07/01/33 ............ 89 90,247
GLP Capital LP , 4.00% , 01/15/31 ... 3,678 3,466,709
Goldman Sachs Finance Corp.
International Ltd.
(i)(q)
Series 700 , 0.00% , 03/15/27
(b)
... 4,000 5,600,000
Series 1MTN , 0.00% , 05/10/27
(b)
. 3,000 3,633,360
Series 1MTN , 0.00% , 02/28/28
(f)
.. 2,900 2,724,840
Series 700H , 0.00% , 03/13/28
(b)
.. 7,000 7,353,188
Goldman Sachs Group, Inc. (The)
7.25% , 04/10/28 ............ GBP 3,332 4,893,219
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.46%), 6.85%
(a) (r)
......... USD 1,000 1,031,988
(1-day SOFR + 1.14%), 4.69% ,
10/23/30
(a)
.............. 9,234 9,261,735
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ............ 3,361 3,285,055
5.25% , 04/30/31 ............ 153 146,938
5.25% , 07/15/31 ............ 366 350,942
5.63% , 04/30/33 ............ 3,960 3,791,533
GoTo Group, Inc.
(c)
5.50% , 05/01/28 ............ 5,618 1,825,785
5.50% , 05/01/28 ............ 7,428 6,090,796
Grand Canyon University , 5.13% ,
10/01/28 ................. 8,775 8,510,554
Graphic Packaging International LLC
(c)
3.75% , 02/01/30 ............ 208 194,994
6.38% , 07/15/32 ............ 1,129 1,152,795
Gray Media, Inc. , 10.50% , 07/15/29
(c)
4,168 4,477,578
Group 1 Automotive, Inc.
(c)
4.00% , 08/15/28 ............ 2,173 2,097,514
6.38% , 01/15/30 ............ 178 182,782
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75% ,
02/14/30
(a)
................ 96,020 97,644,658
Hanesbrands, Inc. , 9.00% , 02/15/31
(c)
2,627 2,781,271
Harvest Midstream I LP , 7.50% ,
09/01/28
(c)
................ 724 736,334
HCA, Inc. , 4.63% , 03/15/52 ....... 16,465 13,231,566
Helios Software Holdings, Inc.
7.88% , 05/01/29
(b)
........... EUR 16,294 19,855,694
Herc Holdings, Inc. , 5.50% , 07/15/27
(c)
USD 3,861 3,861,348
Security
Par (000)
Par (000) Value
United States (continued)
Hilcorp Energy I LP
(c)
5.75% , 02/01/29 ............ USD 559 $ 551,726
6.00% , 02/01/31 ............ 126 121,512
8.38% , 11/01/33 ............ 2,843 2,949,860
6.88% , 05/15/34 ............ 3,518 3,369,651
7.25% , 02/15/35 ............ 615 601,378
Hilton Domestic Operating Co., Inc.
(c)
3.75% , 05/01/29 ............ 1,277 1,224,150
4.00% , 05/01/31 ............ 1,929 1,813,693
3.63% , 02/15/32 ............ 1,870 1,693,954
6.13% , 04/01/32 ............ 3,727 3,816,951
Hilton Grand Vacations Borrower LLC
(c)
5.00% , 06/01/29 ............ 2,209 2,124,720
4.88% , 07/01/31 ............ 3,561 3,281,306
6.63% , 01/15/32 ............ 391 397,071
Hologic, Inc. , 3.25% , 02/15/29
(c)
.... 2,989 2,848,372
Home Depot, Inc. (The) , 4.88% ,
06/25/27 ................. 900 914,181
Homes By West Bay LLC , 11.00% ,
02/06/30
(f)
................. 80,958 81,063,245
Howard Hughes Corp. (The)
(c)
5.38% , 08/01/28 ............ 8,180 8,118,942
4.13% , 02/01/29 ............ 896 853,254
4.38% , 02/01/31 ............ 1,057 975,445
Howard Midstream Energy Partners
LLC
(c)
8.88% , 07/15/28 ............ 1,062 1,114,931
7.38% , 07/15/32 ............ 3,074 3,232,920
HUB International Ltd. , 7.25% ,
06/15/30
(c)
................ 10,695 11,176,649
Hyundai Capital America
(b)
(1-day SOFR at 0.00% Floor +
1.35%), 5.74% , 03/27/30
(a)
... 18,000 17,943,806
3.50% , 06/26/31 ............ EUR 4,300 5,067,545
iHeartCommunications, Inc.
(c)
9.13% , 05/01/29 ............ USD 4,714 3,871,373
7.75% , 08/15/30 ............ 424 327,010
Imola Merger Corp. , 4.75% , 05/15/29
(c)
1,220 1,177,901
IQVIA, Inc.
(c)
5.00% , 10/15/26 ............ 2,483 2,480,457
5.00% , 05/15/27 ............ 3,498 3,486,186
Iron Mountain Information Management
Services, Inc. , 5.00% , 07/15/32
(c)
. 112 107,393
Iron Mountain UK plc , 3.88% ,
11/15/25
(b)
................ GBP 3,868 5,269,676
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 ............ USD 5,353 5,541,431
4.88% , 09/15/29 ............ 1,292 1,269,285
5.25% , 07/15/30 ............ 2,361 2,328,706
5.63% , 07/15/32 ............ 4,948 4,908,672
ITT Holdings LLC , 6.50% , 08/01/29
(c)
5,782 5,498,399
J.P. Morgan Structured Products BV
(b)(f)
10.00% , 05/21/26 ........... 11,024 11,203,839
13.00% , 02/03/28 ........... 18,008 19,140,817
Jackson National Life Global Funding ,
4.60% , 10/01/29
(c)
........... 1,000 997,479
Jane Street Group
(c)
4.50% , 11/15/29 ............ 100 97,009
7.13% , 04/30/31 ............ 301 316,699
6.13% , 11/01/32 ............ 2,023 2,042,312
6.75% , 05/01/33 ............ 1,594 1,638,961
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ............ 4,268 4,125,773
6.63% , 10/15/31 ............ 603 600,827

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Jefferies GmbH
(a)(b)
(ESTR3MA at 0.00% Floor +
0.80%), 3.43% , 07/22/26 .... EUR 9,000 $ 10,586,390
(ESTR12MA + 1.45%), 3.37% ,
02/06/28 ............... 11,500 13,513,913
Jefferson Capital Holdings LLC , 8.25% ,
05/15/30
(c)
................ USD 1,755 1,818,443
JetBlue Airways Corp. , 9.88% ,
09/20/31
(c)
................ 7,227 7,031,013
JetBlue Pass-Through Trust , Series
2019-1 , Class AA , 2.75% , 05/15/32 2,678 2,343,732
Johnson & Johnson
1.65% , 05/20/35 ............ EUR 3,009 3,086,136
3.35% , 02/26/37 ............ 5,024 5,866,298
JP Morgan Structured Products BV ,
10.00% , 05/21/26
(b) (f)
......... USD 7,580 7,703,377
JPMorgan Chase & Co.
3.63% , 12/01/27 ............ 1,000 985,941
Series OO , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(a) (r)
.. 1,000 1,032,774
(1-day SOFR + 1.46%), 5.29% ,
07/22/35
(a)
.............. 1,900 1,933,482
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ............ 503 492,140
4.50% , 06/01/31 ............ 1,600 1,496,817
KeHE Distributors LLC , 9.00% ,
02/15/29
(c)
................ 5,289 5,477,569
Keysight Technologies, Inc. , 5.35% ,
07/30/30 ................. 2,380 2,454,797
KFC Holding Co. , 4.75% , 06/01/27
(c)
. 124 123,650
Kohl's Corp. , 5.12% , 05/01/31
(h)
.... 3,992 2,865,725
Kraft Heinz Foods Co. , 4.13% ,
07/01/27
(b)
................ GBP 1,960 2,674,179
Kronos International, Inc.
(b)
3.75% , 09/15/25 ............ EUR 1,305 1,531,460
9.50% , 03/15/29 ............ 10,990 13,941,623
Lamar Media Corp. , 4.88% , 01/15/29 USD 2,558 2,528,629
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ............ 754 749,342
4.13% , 01/31/30 ............ 694 661,796
4.38% , 01/31/32 ............ 3,039 2,846,022
LBM Acquisition LLC , 6.25% , 01/15/29
(c)
6,473 5,615,328
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ............ 2,696 2,621,727
8.25% , 08/01/31 ............ 5,321 5,657,197
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76% , 01/05/28
(a) (c) (f)
... 43,657 40,220,831
Level 3 Financing, Inc.
(c)
10.75% , 12/15/30 ........... 5,655 6,411,356
10.00% , 10/15/32 ........... 3,725 3,762,605
6.88% , 06/30/33 ............ 3,147 3,202,199
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ............ 6,850 7,120,842
7.00% , 11/15/32 ............ 10,232 9,738,306
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ............ 451 487,850
11.00% , 10/15/30 ........... 2,607 2,876,032
8.38% , 02/15/32 ............ 1,996 2,126,826
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 ............ 569 570,658
7.25% , 11/15/29 ............ 2,086 2,149,113
7.50% , 09/01/31 ............ 2,268 2,373,262
Lithia Motors, Inc.
(c)
3.88% , 06/01/29 ............ 294 280,383
Security
Par (000)
Par (000) Value
United States (continued)
4.38% , 01/15/31 ............ USD 3,513 $ 3,340,423
Live Nation Entertainment, Inc. , 4.75% ,
10/15/27
(c)
................ 5,707 5,644,956
Macy's Retail Holdings LLC , 5.88% ,
04/01/29
(c)
................ 2,225 2,202,179
Magnera Corp.
(c)
4.75% , 11/15/29 ............ 2,479 2,190,668
7.25% , 11/15/31 ............ 2,631 2,480,770
Manufacturers & Traders Trust Co. ,
4.70% , 01/27/28 ............ 800 807,048
Mars, Inc.
(c)
4.55% , 04/20/28 ............ 1,500 1,514,508
4.65% , 04/20/31 ............ 100 101,233
5.70% , 05/01/55 ............ 23,901 23,842,652
Massachusetts Institute of Technology ,
3.96% , 07/01/38 ............ 8,375 7,618,636
Matador Resources Co.
(c)
6.88% , 04/15/28 ............ 688 701,569
6.50% , 04/15/32 ............ 343 343,179
6.25% , 04/15/33 ............ 457 453,621
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ............ 423 412,774
4.13% , 08/01/30 ............ 1,561 1,459,826
3.63% , 10/01/31 ............ 303 271,106
Mauser Packaging Solutions Holding
Co.
(c)
7.88% , 04/15/27 ............ 6,834 6,946,023
9.25% , 04/15/27 ............ 4,582 4,549,873
McAfee Corp. , 7.38% , 02/15/30
(c)
... 2,698 2,547,947
McGraw-Hill Education, Inc.
(c)
5.75% , 08/01/28 ............ 583 586,512
7.38% , 09/01/31 ............ 5,588 5,829,073
Medline Borrower LP
(c)
3.88% , 04/01/29 ............ 2,583 2,477,720
5.25% , 10/01/29 ............ 14,461 14,348,273
Medtronic Global Holdings SCA
1.75% , 07/02/49 ............ EUR 12,960 9,723,765
1.63% , 10/15/50 ............ 19,221 13,630,834
Meta Platforms, Inc. , 4.45% , 08/15/52 USD 21,001 17,706,098
Methanex US Operations, Inc. , 6.25% ,
03/15/32
(c)
................ 1,776 1,770,837
MGM Resorts International
4.63% , 09/01/26 ............ 1,035 1,033,663
4.75% , 10/15/28 ............ 1,142 1,128,301
6.50% , 04/15/32 ............ 1,713 1,740,947
Microsoft Corp. , 2.53% , 06/01/50 ... 17,042 10,531,426
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(c)
................ 5,183 4,992,610
Mohegan Tribal Gaming Authority ,
11.88% , 04/15/31
(c)
.......... 4,162 4,360,222
Molina Healthcare, Inc.
(c)
3.88% , 11/15/30 ............ 1,946 1,808,029
3.88% , 05/15/32 ............ 3,265 2,971,834
Morgan Stanley
(a)
(3-mo. EURIBOR + 0.87%), 0.50% ,
10/26/29 ............... EUR 11,000 12,020,918
(3-mo. EURIBOR + 1.04%), 3.79% ,
03/21/30 ............... 17,432 21,145,187
(1-day SOFR + 1.71%), 5.52% ,
11/19/55 ............... USD 10,929 10,680,151
Morgan Stanley Bank NA , (1-day SOFR
+ 0.68%), 4.45% , 10/15/27
(a)
.... 250 250,367
Motorola Solutions, Inc. , 4.60% ,
02/23/28 ................. 1,800 1,813,146
MPLX LP , 4.25% , 12/01/27 ....... 1,200 1,195,235

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MSD Netherlands Capital BV , 3.75% ,
05/30/54 ................. EUR 16,538 $ 17,840,564
National Grid North America, Inc.
(b)
1.05% , 01/20/31 ............ 5,314 5,567,837
3.63% , 09/03/31 ............ 623 746,941
4.67% , 09/12/33 ............ 10,346 13,040,376
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 ............ USD 2,857 2,860,077
5.50% , 08/15/28 ............ 2,541 2,524,283
6.50% , 08/01/29 ............ 723 738,511
5.13% , 12/15/30 ............ 2,528 2,558,536
5.75% , 11/15/31 ............ 872 885,596
7.13% , 02/01/32 ............ 1,954 2,029,610
NCL Corp. Ltd.
(c)
7.75% , 02/15/29 ............ 3,885 4,130,854
6.75% , 02/01/32 ............ 5,869 5,995,938
NCL Finance Ltd. , 6.13% , 03/15/28
(c)
. 1,646 1,672,777
NCR Atleos Corp. , 9.50% , 04/01/29
(c)
19,285 21,124,075
NCR Voyix Corp.
(c)
5.00% , 10/01/28 ............ 5,747 5,688,771
5.13% , 04/15/29 ............ 182 179,258
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(c)
................ 4,024 4,162,172
Netflix, Inc.
3.63% , 05/15/27 ............ EUR 12,263 14,761,926
3.63% , 05/15/27 ............ 398 479,104
New Generation Co. , 10.34% ,
09/30/29
(c) (f)
................ USD 35,714 35,445,877
New York Life Global Funding , 4.35% ,
09/16/25
(b)
................ GBP 3,899 5,349,822
Newell Brands, Inc.
6.38% , 09/15/27 ............ USD 984 997,212
8.50% , 06/01/28
(c)
........... 106 111,322
6.63% , 09/15/29 ............ 2,114 2,092,582
6.38% , 05/15/30 ............ 1,455 1,415,459
6.63% , 05/15/32 ............ 3,867 3,688,955
Nexstar Media, Inc. , 5.63% , 07/15/27
(c)
4,863 4,851,623
Nissan Motor Acceptance Co. LLC
(c)
1.85% , 09/16/26 ............ 665 634,184
7.05% , 09/15/28 ............ 2,858 2,919,476
Noble Finance II LLC , 8.00% ,
04/15/30
(c)
................ 3,318 3,378,464
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 ............ 742 748,593
8.75% , 06/15/31 ............ 2,258 2,326,858
Novelis Corp.
(c)
3.25% , 11/15/26 ............ 226 222,378
4.75% , 01/30/30 ............ 3,856 3,690,192
6.88% , 01/30/30 ............ 3,214 3,323,054
3.88% , 08/15/31 ............ 1,988 1,786,348
NRG Energy, Inc.
(c)
3.38% , 02/15/29 ............ 4,896 4,616,701
5.25% , 06/15/29 ............ 805 800,594
3.63% , 02/15/31 ............ 3,002 2,762,754
6.00% , 02/01/33 ............ 1,036 1,046,325
Nuveen LLC , 4.00% , 11/01/28
(c)
.... 1,400 1,388,989
Occidental Petroleum Corp. , 5.20% ,
08/01/29 ................. 4,550 4,564,633
OI European Group BV
(b)
6.25% , 05/15/28 ............ EUR 2,349 2,856,932
5.25% , 06/01/29 ............ 2,255 2,734,638
Olin Corp.
5.00% , 02/01/30 ............ USD 119 114,839
6.63% , 04/01/33
(c)
........... 692 681,080
Security
Par (000)
Par (000) Value
United States (continued)
Olympus Water US Holding Corp.
7.13% , 10/01/27
(c)
........... USD 3,940 $ 4,012,005
4.25% , 10/01/28
(c)
........... 2,828 2,689,321
9.63% , 11/15/28
(b)
........... EUR 8,022 9,921,991
9.63% , 11/15/28
(b)
........... 4,531 5,604,156
9.75% , 11/15/28
(c)
........... USD 8,596 9,051,846
5.38% , 10/01/29
(b)
........... EUR 2,048 2,207,384
7.25% , 06/15/31
(c)
........... USD 5,013 5,113,260
Oncor Electric Delivery Co. LLC , 3.63% ,
06/15/34
(b)
................ EUR 9,020 10,614,240
OneMain Finance Corp. , 7.13% ,
11/15/31 .................. USD 1,825 1,898,867
ONEOK, Inc. , 4.00% , 07/13/27 ..... 100 99,357
Oracle Corp.
4.30% , 07/08/34 ............ 200 189,953
5.38% , 09/27/54 ............ 23,650 21,619,326
Organon & Co.
2.88% , 04/30/28
(b)
........... EUR 4,000 4,594,594
5.13% , 04/30/31
(c)
........... USD 8,614 7,475,709
7.88% , 05/15/34
(c)
........... 4,200 3,792,803
OT Midco, Inc. , 10.00% , 02/15/30
(c)
.. 12,708 9,807,413
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ............ 3,997 3,977,030
4.25% , 01/15/29 ............ 2,005 1,918,131
4.63% , 03/15/30 ............ 638 609,361
Owens-Brockway Glass Container,
Inc.
(c)
6.63% , 05/13/27 ............ 1,786 1,786,816
7.25% , 05/15/31 ............ 2,697 2,763,918
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 6,467 5,212,453
5.25% , 03/01/52 ............ 2,772 2,306,358
5.90% , 10/01/54 ............ 15,926 14,439,238
Packaging Corp. of America , 3.40% ,
12/15/27 ................. 100 97,854
Palomino Funding Trust I , 7.23% ,
05/17/28
(c)
................ 4,440 4,690,905
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(c)
................ 7,410 7,697,145
Paramount Global
(a)
(3-mo. SOFR + 4.16%), 6.25% ,
02/28/57 ............... 605 569,453
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62 .... 3,730 3,664,858
Park Intermediate Holdings LLC
(c)
5.88% , 10/01/28 ............ 4,094 4,088,801
4.88% , 05/15/29 ............ 11,079 10,734,496
7.00% , 02/01/30 ............ 2,012 2,069,218
PennyMac Financial Services, Inc.
(c)
7.13% , 11/15/30 ............ 3,194 3,310,214
5.75% , 09/15/31 ............ 1,271 1,246,341
6.88% , 02/15/33 ............ 1,427 1,462,675
Penske Truck Leasing Co. LP , 5.25% ,
07/01/29
(c)
................ 2,100 2,150,025
Performance Food Group, Inc.
(c)
5.50% , 10/15/27 ............ 3,092 3,085,536
4.25% , 08/01/29 ............ 2,901 2,797,286
6.13% , 09/15/32 ............ 1,189 1,216,269
Permian Resources Operating LLC
(c)
5.38% , 01/15/26 ............ 8,839 8,823,987
8.00% , 04/15/27 ............ 9,512 9,725,069
Perrigo Finance Unlimited Co. , 5.38% ,
09/30/32 ................. EUR 1,840 2,221,659

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart, Inc.
(c)
4.75% , 02/15/28 ............ USD 3,846 $ 3,750,425
7.75% , 02/15/29 ............ 1,794 1,743,305
PG&E Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.88%), 7.38% , 03/15/55
(a)
.... 11,776 11,152,109
Pike Corp.
(c)
5.50% , 09/01/28 ............ 1,101 1,100,280
8.63% , 01/31/31 ............ 1,533 1,667,259
Pilgrim's Pride Corp. , 6.25% , 07/01/33 11,954 12,638,725
Pioneer Midco LLC , 10.50% , 11/18/30
(a) (
c) (f)
...................... 35,382 35,870,263
Pitney Bowes, Inc. , 6.88% , 03/15/27
(c)
13,830 13,955,853
Post Holdings, Inc.
(c)
5.50% , 12/15/29 ............ 6,828 6,796,691
4.63% , 04/15/30 ............ 697 669,980
4.50% , 09/15/31 ............ 153 142,016
6.38% , 03/01/33 ............ 1,716 1,731,645
6.25% , 10/15/34 ............ 2,567 2,581,578
Prestige Brands, Inc.
(c)
5.13% , 01/15/28 ............ 1,326 1,315,604
3.75% , 04/01/31 ............ 2,777 2,558,966
Prime Investments LLC , 11.00% ,
05/01/30
(f)
................. 45,401 45,312,722
Prime Security Services Borrower LLC ,
6.25% , 01/15/28
(c)
........... 5,001 5,008,832
Primo Water Holdings, Inc. , 4.38% ,
04/30/29
(c)
................ 324 314,128
Prologis LP , 3.25% , 09/11/29
(b)
..... CNY 97,000 13,791,325
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ............ USD 1,307 1,344,014
6.75% , 03/01/33 ............ 9,722 10,031,413
QXO Building Products, Inc. , 6.75% ,
04/30/32
(c)
................ 1,492 1,537,061
Resort Communities LoanCo. LP ,
12.50% , 11/21/28
(a) (c) (f)
......... 110,861 111,559,630
Resorts World Las Vegas LLC
4.63% , 04/16/29
(c)
........... 600 529,518
4.63% , 04/16/29
(b)
........... 14,000 12,355,420
8.45% , 07/27/30
(c)
........... 400 394,550
Reworld Holding Corp. , 4.88% ,
12/01/29
(c)
................ 5,200 4,946,988
RHP Hotel Properties LP
4.75% , 10/15/27 ............ 1,137 1,131,409
4.50% , 02/15/29
(c)
........... 652 637,257
6.50% , 04/01/32
(c)
........... 3,884 3,994,488
RingCentral, Inc. , 8.50% , 08/15/30
(c)
. 19,845 21,233,912
Riot Platforms, Inc. , 0.75% , 01/15/30
(c) (q)
8,734 9,039,690
Rocket Cos., Inc.
(c)
6.13% , 08/01/30 ............ 2,409 2,454,843
6.38% , 08/01/33 ............ 1,498 1,532,755
Rocket Mortgage LLC
(c)
3.88% , 03/01/31 ............ 1,087 1,007,669
4.00% , 10/15/33 ............ 351 314,029
Rockies Express Pipeline LLC
(c)
4.95% , 07/15/29 ............ 2,617 2,569,097
6.75% , 03/15/33 ............ 100 104,367
RR Donnelley & Sons Co.
(c)
9.50% , 08/01/29 ............ 2,781 2,781,000
10.88% , 08/01/29 ........... 5,170 4,994,310
RTX Corp. , 5.38% , 02/27/53 ...... 11,152 10,674,852
Ryan Specialty LLC , 4.38% , 02/01/30
(c)
2,518 2,435,414
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 ............ 3,083 3,156,221
10.75% , 11/15/29 ........... 20,157 20,712,246
Security
Par (000)
Par (000) Value
United States (continued)
11.13% , 07/15/30 ........... USD 8,291 $ 8,672,386
SBA Communications Corp.
3.88% , 02/15/27 ............ 8,005 7,881,733
3.13% , 02/01/29 ............ 1,355 1,279,767
SCIH Salt Holdings, Inc. , 4.88% ,
05/01/28
(c)
................ 5,464 5,323,515
SCIL IV LLC
(b)
4.38% , 11/01/26 ............ EUR 2,376 2,801,220
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 6.55% , 11/01/26
(a)
... 2,347 2,770,984
9.50% , 07/15/28 ............ 6,219 7,700,653
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ............ USD 2,579 2,368,823
4.38% , 02/01/32 ............ 1,740 1,597,775
Seagate HDD Cayman
4.09% , 06/01/29 ............ 608 581,437
8.25% , 12/15/29 ............ 11,213 1,561,287
8.50% , 07/15/31
(c)
........... 8,549 9,174,624
9.63% , 12/01/32 ............ 11,980 13,504,743
Sealed Air Corp.
(c)
6.13% , 02/01/28 ............ 993 1,007,559
5.00% , 04/15/29 ............ 1,015 1,003,942
6.50% , 07/15/32 ............ 438 453,883
Select Medical Corp. , 6.25% , 12/01/32
(c)
10,607 10,670,334
Sempra Infrastructure Partners LP ,
3.25% , 01/15/32
(c)
........... 200 170,351
Sensata Technologies BV
(c)
4.00% , 04/15/29 ............ 710 675,268
5.88% , 09/01/30 ............ 1,327 1,328,786
Sensata Technologies, Inc.
(c)
4.38% , 02/15/30 ............ 2,360 2,253,102
3.75% , 02/15/31 ............ 1,694 1,544,118
6.63% , 07/15/32 ............ 200 205,830
Service Corp. International
3.38% , 08/15/30 ............ 1,468 1,349,277
5.75% , 10/15/32 ............ 892 901,097
Service Properties Trust
5.50% , 12/15/27 ............ 2,208 2,187,683
3.95% , 01/15/28 ............ 379 350,070
8.38% , 06/15/29 ............ 23,048 23,971,925
4.38% , 02/15/30 ............ 2,832 2,381,432
8.63% , 11/15/31
(c)
........... 5,513 5,918,602
8.88% , 06/15/32 ............ 26,716 27,470,941
Shift4 Payments LLC , 5.50% ,
05/15/33
(b)
................ EUR 1,870 2,278,564
Sinclair Television Group, Inc.
(c)
4.38% , 12/31/32 ............ USD 999 700,239
8.13% , 02/15/33 ............ 100 101,022
Sirius XM Radio LLC
(c)
5.00% , 08/01/27 ............ 11,509 11,410,411
4.00% , 07/15/28 ............ 1,394 1,338,830
4.13% , 07/01/30 ............ 3,984 3,673,405
3.88% , 09/01/31 ............ 1,179 1,048,031
Sitio Royalties Operating Partnership
LP , 7.88% , 11/01/28
(c)
......... 5,259 5,506,539
Six Flags Entertainment Corp.
5.38% , 04/15/27 ............ 2,538 2,535,269
5.50% , 04/15/27
(c)
........... 1,566 1,562,625
5.25% , 07/15/29 ............ 2,046 2,003,636
7.25% , 05/15/31
(c)
........... 1,974 2,028,652
SM Energy Co.
6.75% , 09/15/26 ............ 539 539,255
6.75% , 08/01/29
(c)
........... 4,029 4,014,188
7.00% , 08/01/32
(c)
........... 3,624 3,571,063

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(c)
........... USD 6,228 $ 6,529,789
Snap, Inc. , 6.88% , 03/01/33
(c)
...... 3,582 3,675,583
Solaris Energy Infrastructure, Inc. ,
4.75% , 05/01/30
(c) (q)
.......... 20,170 26,914,344
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 ............ 577 551,656
3.88% , 10/15/31 ............ 2,785 2,532,021
Sonder Holdings, Inc. , 7.00% ,
12/10/27
(f)
................. 41,532 35,605,219
Sonic Automotive, Inc.
(c)
4.63% , 11/15/29 ............ 979 949,871
4.88% , 11/15/31 ............ 1,310 1,245,124
Southern California Edison Co.
Series E , 5.45% , 06/01/52 ...... 2,604 2,247,444
5.90% , 03/01/55 ............ 27,030 24,715,240
Spectrum Brands, Inc. , 3.88% ,
03/15/31
(c)
................ 3,071 2,463,370
Spirit AeroSystems, Inc.
(c)
9.38% , 11/30/29 ............ 12,155 12,896,589
9.75% , 11/15/30 ............ 35,132 38,745,361
Spirit Airlines Pass-Through Trust
Series 2015-1 , Class A , 4.10% ,
04/01/28
(d) (e)
............. 346 317,430
Series 2017-1 , Class AA , 3.38% ,
02/15/30 ............... 4,064 3,597,471
Series 2017-1A , Class A , 3.65% ,
08/15/31
(d) (e)
............. 10,665 9,236,054
Sprint Spectrum Co. LLC , 5.15% ,
03/20/28
(c)
................ 1,015 1,021,707
SS&C Technologies, Inc.
(c)
5.50% , 09/30/27 ............ 5,393 5,397,730
6.50% , 06/01/32 ............ 2,619 2,718,826
Stagwell Global LLC , 5.63% , 08/15/29
(c)
3,938 3,766,794
Standard Building Solutions, Inc. ,
6.50% , 08/15/32
(c)
........... 54 55,330
Standard Industries, Inc.
(c)
5.00% , 02/15/27 ............ 1,470 1,466,676
4.75% , 01/15/28 ............ 425 420,277
4.38% , 07/15/30 ............ 3,388 3,207,899
3.38% , 01/15/31 ............ 2,763 2,477,847
Star Parent, Inc. , 9.00% , 10/01/30
(c)
. 6,190 6,510,758
Starwood Property Trust, Inc.
(c)
3.63% , 07/15/26 ............ 1,579 1,552,167
4.38% , 01/15/27 ............ 2,264 2,242,778
7.25% , 04/01/29 ............ 174 183,017
6.00% , 04/15/30 ............ 117 118,339
6.50% , 07/01/30 ............ 535 552,580
Starz Capital Holdings 1, Inc. , 5.50% ,
04/15/29
(c)
................ 34,686 30,144,562
Starz Capital Holdings LLC , 5.50% ,
04/15/29
(c)
................ 3,267 2,722,064
State Street Corp. , (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.58% , 06/15/47
(a)
........... 30,841 27,073,805
Station Casinos LLC , 6.63% , 03/15/32
(c)
4,749 4,855,910
Stellantis NV , 3.38% , 11/19/28
(b)
.... EUR 20,495 24,371,551
Stem, Inc. , 0.50% , 12/01/28
(c) (q)
.... USD 1,234 299,245
STL Holding Co. LLC , 8.75% ,
02/15/29
(c)
................ 4,671 4,879,920
Suburban Propane Partners LP , 5.00% ,
06/01/31
(c)
................ 2,197 2,078,575
Sun Country Airlines Pass-Through
Trusts , Series 2022-1A , 4.84% ,
03/15/31
(f)
................. 6,324 6,173,985
Security
Par (000)
Par (000) Value
United States (continued)
Sun Country, Inc. , Series 2019-1B ,
4.70% , 12/15/25
(f)
........... USD 1,182 $ 1,172,706
Sunoco LP
4.50% , 05/15/29 ............ 437 424,236
7.25% , 05/01/32
(c)
........... 1,118 1,173,879
6.25% , 07/01/33
(c)
........... 100 101,670
Swiss Re Finance UK plc , (1-Year EUR
Swap Annual + 3.75%), 2.71% ,
06/04/52
(a) (b)
............... EUR 3,800 4,156,049
Talen Energy Supply LLC , 8.63% ,
06/01/30
(c)
................ USD 8,760 9,387,796
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 ............ 2,131 2,130,555
5.50% , 01/15/28 ............ 951 945,415
6.00% , 12/31/30 ............ 2,946 2,890,664
6.00% , 09/01/31 ............ 1,109 1,082,213
TEGNA, Inc. , 5.00% , 09/15/29 ..... 360 343,866
Teleflex, Inc. , 4.25% , 06/01/28
(c)
.... 2,164 2,114,210
Tempus AI, Inc. , 0.75% , 07/15/30
(c) (q)
. 712 712,000
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 206 203,417
6.13% , 10/01/28 ............ 14,575 14,595,418
4.25% , 06/01/29 ............ 2,501 2,425,512
4.38% , 01/15/30 ............ 100 96,800
Tenneco, Inc. , 8.00% , 11/17/28
(c)
... 16,820 16,633,254
Terex Corp. , 5.00% , 05/15/29
(c)
..... 853 832,625
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00% , 05/06/31
(a)
........... 15,257 14,808,450
TKC Holdings, Inc. , 6.88% , 05/15/28
(c)
1,415 1,406,260
T-Mobile USA, Inc.
2.05% , 02/15/28 ............ 200 189,037
3.80% , 02/11/45 ............ EUR 15,042 16,384,547
5.25% , 06/15/55 ............ USD 16,230 14,822,119
Toyota Motor Credit Corp. , 5.40% ,
11/20/26 .................. 900 914,426
TransDigm, Inc.
6.75% , 08/15/28
(c)
........... 2,781 2,839,790
4.63% , 01/15/29 ............ 6,169 6,053,010
6.38% , 03/01/29
(c)
........... 3,936 4,038,106
4.88% , 05/01/29 ............ 898 882,358
6.63% , 03/01/32
(c)
........... 3,244 3,358,817
6.00% , 01/15/33
(c)
........... 1,817 1,826,873
6.38% , 05/31/33
(c)
........... 3,536 3,539,205
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(c)
........... 7,472 7,589,292
Transocean, Inc. , 8.25% , 05/15/29
(c)
. 6,349 5,869,918
Travel + Leisure Co. , 6.00% , 04/01/27
(h)
254 256,255
Tronox, Inc. , 4.63% , 03/15/29
(c)
.... 5,907 5,097,203
UKG, Inc. , 6.88% , 02/01/31
(c)
...... 6,806 7,061,735
United Airlines Pass-Through Trust ,
Series 2019-2 , Class A , 2.90% ,
05/01/28 ................. 1,741 1,615,012
United Rentals North America, Inc.
5.50% , 05/15/27 ............ 428 428,148
3.75% , 01/15/32 ............ 3,560 3,270,063
6.13% , 03/15/34
(c)
........... 839 864,189
United Wholesale Mortgage LLC
(c)
5.75% , 06/15/27 ............ 851 848,959
5.50% , 04/15/29 ............ 6,589 6,395,646
UnitedHealth Group, Inc.
2.95% , 10/15/27 ............ 600 583,712
5.95% , 06/15/55 ............ 2,582 2,622,208

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Uniti Group LP
(c)
10.50% , 02/15/28 ........... USD 16,287 $ 17,264,912
4.75% , 04/15/28 ............ 10,269 10,064,498
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ............ 4,886 4,872,671
8.00% , 08/15/28 ............ 4,133 4,194,082
4.50% , 05/01/29 ............ 4,324 3,931,388
8.50% , 07/31/31 ............ 1,874 1,876,076
US Bancorp
(a)
(3-mo. EURIBOR + 0.80%), 2.87% ,
05/21/28 ............... EUR 23,487 27,675,604
(3-mo. EURIBOR + 1.20%), 4.01% ,
05/21/32 ............... 10,000 12,138,928
US Foods, Inc.
(c)
6.88% , 09/15/28 ............ USD 1,933 1,998,670
4.75% , 02/15/29 ............ 2,649 2,602,526
4.63% , 06/01/30 ............ 1,194 1,162,564
7.25% , 01/15/32 ............ 141 148,479
USA Compression Partners LP , 7.13% ,
03/15/29
(c)
................ 7,413 7,597,821
UWM Holdings LLC , 6.63% , 02/01/30
(c)
5,849 5,855,045
Vantage Drilling International Ltd. ,
9.50% , 02/15/28
(c)
........... 547 544,265
Venture Global Calcasieu Pass LLC
(c)
6.25% , 01/15/30 ............ 2,730 2,815,654
4.13% , 08/15/31 ............ 1,256 1,162,543
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 ............ 1,120 1,157,569
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a) (r)
......... 6,997 6,802,475
7.00% , 01/15/30 ............ 8,360 8,451,233
8.38% , 06/01/31 ............ 8,547 8,877,219
9.88% , 02/01/32 ............ 6,051 6,534,856
Venture Global Plaquemines LNG LLC
(c)
7.50% , 05/01/33 ............ 2,663 2,851,601
6.50% , 01/15/34 ............ 1,561 1,561,000
7.75% , 05/01/35 ............ 312 337,716
6.75% , 01/15/36 ............ 1,629 1,629,000
Verizon Communications, Inc. , 1.13% ,
11/03/28 .................. GBP 3,266 4,049,018
Viasat, Inc. , 5.63% , 04/15/27
(c)
..... USD 3,312 3,299,011
VICI Properties LP
(c)
5.75% , 02/01/27 ............ 4,150 4,207,404
4.63% , 12/01/29 ............ 9,644 9,474,631
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ............ 5,994 5,997,350
9.13% , 07/15/31 ............ 4,749 5,114,678
Vistra Operations Co. LLC , 5.63% ,
02/15/27
(c)
................ 2,221 2,222,519
Vital Energy, Inc.
9.75% , 10/15/30 ............ 4,412 3,993,426
7.88% , 04/15/32
(c)
........... 2,259 1,931,492
Voyager Parent LLC , 9.25% , 07/01/32
(c)
3,008 3,129,603
Wand NewCo 3, Inc. , 7.63% , 01/30/32
(c)
1,823 1,915,844
Warnermedia Holdings, Inc.
5.14% , 03/15/52 ............ 2,001 1,235,618
5.39% , 03/15/62 ............ 7,665 5,288,083
Washington Mutual Bank
(d)(e)(f)
0.00% , 09/21/17
(a)
........... 25,126 2
0.00% , 09/21/17
(i)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00% , 11/06/09 ............ 45,161 587,093
0.00% , 09/19/17
(i)
........... 2,631 —
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual, Inc. , 0.00% ,
10/03/17
(a) (d) (e) (f)
............. USD 14,745 $ 2
Wayfair LLC
(c)
7.25% , 10/31/29 ............ 1,357 1,357,608
7.75% , 09/15/30 ............ 1,409 1,417,744
Weekley Homes LLC , 4.88% ,
09/15/28
(c)
................ 3,281 3,177,914
Wells Fargo & Co.
(a)
(Sterling Overnight Index Average +
1.28%), 3.47% , 04/26/28
(b)
... GBP 16,360 22,007,772
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51 .......... USD 11,789 10,734,091
WESCO Distribution, Inc.
(c)
6.38% , 03/15/29 ............ 451 464,003
6.63% , 03/15/32 ............ 2,214 2,300,722
6.38% , 03/15/33 ............ 2,680 2,770,000
Whirlpool Corp. , 6.13% , 06/15/30 ... 1,305 1,316,469
Wildfire Intermediate Holdings LLC ,
7.50% , 10/15/29
(c)
........... 4,119 4,091,698
Williams Scotsman, Inc.
(c)
6.63% , 06/15/29 ............ 1,158 1,188,714
6.63% , 04/15/30 ............ 902 936,953
7.38% , 10/01/31 ............ 598 629,454
Wolfspeed, Inc. , 1.75% , 05/01/26
(q)
.. 4,125 1,020,938
WR Grace Holdings LLC , 4.88% ,
06/15/27
(c)
................ 4,102 4,078,302
WRKCo, Inc. , 3.90% , 06/01/28 ..... 100 98,690
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ............ 991 983,847
7.13% , 02/15/31 ............ 486 518,300
6.25% , 03/15/33 ............ 1,514 1,523,708
Xerox Corp.
(c)
10.25% , 10/15/30 ........... 7,526 7,879,306
13.50% , 04/15/31 ........... 6,305 6,471,824
Xerox Holdings Corp.
(c)
5.50% , 08/15/28 ............ 8,285 6,320,242
8.88% , 11/30/29 ............ 2,977 2,247,645
XHR LP , 4.88% , 06/01/29
(c)
....... 1,125 1,090,298
XPLR Infrastructure Operating Partners
LP
(c)
4.50% , 09/15/27 ............ 28 27,295
7.25% , 01/15/29 ............ 4,084 4,186,639
8.63% , 03/15/33 ............ 865 927,087
XPO, Inc. , 7.13% , 02/01/32
(c)
...... 1,580 1,655,946
Yum! Brands, Inc.
4.75% , 01/15/30
(c)
........... 2,104 2,084,171
5.38% , 04/01/32 ............ 1,997 1,998,472
Zayo Group Holdings, Inc. , 4.00% ,
03/01/27
(c)
................ 1,916 1,796,780
4,524,783,804
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70% , 10/17/28
(b)
........... 1,033 1,055,922
6.70% , 10/17/28
(c)
........... 5,171 5,285,745
6.75% , 05/14/30
(c)
........... 511 518,921
6.95% , 10/17/31
(c)
........... 6,536 6,683,125
13,543,713
Vietnam — 0.0%
Mong Duong Finance Holdings BV ,
5.13% , 05/07/29
(b)
........... 12,647 12,335,292

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Zambia — 0.0%
First Quantum Minerals Ltd. , 9.38% ,
03/01/29
(c)
................ USD 7,298 $ 7,733,326
Total Corporate Bonds — 32.3%
(Cost: $ 13,199,294,349 ) ........................... 13,754,123,707
Fixed Rate Loan Interests
Australia — 0.0%
Nqxt Capital Pty. Ltd., 1st Lien Term
Loan , 9.50%
,
04/01/29 ........ AUD 25,000 16,289,213
France — 0.0%
Atos SE, 1st Lien Term Loan ,
9.00%
,
12/17/29 ............ EUR 7,500 9,375,746
India — 0.1%
Vedanta Holdings Mauritius II Ltd.,
1st Lien Term Loan , 0.00% -
18.00%
,
04/17/26
(f)
.......... USD 17,060 17,230,721
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 0.00% - 6.05% 11/09/29
(f)
.. GBP 161 1,105
United States — 0.1%
Amf Mf Portfolio, 1st Lien Term Loan ,
0.00% - 7.06%
,
11/06/28
(f)
...... USD 3,807 3,888,959
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27
(f)
........... 58,433 58,748,970
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32 ............ 18,105 2
Houston Center, Delayed Draw 1st Lien
Term Loan , 5.75%
,
05/09/30
(f)
... 12,834 11,911,210
X Corp., 1st Lien Term Loan B3 ,
9.50%
,
10/26/29 ............ 4,239 4,118,909
78,668,050
Total Fixed Rate Loan Interests — 0.2%
(Cost: $ 119,178,815 ) ............................. 121,564,835
Floating Rate Loan Interests
Australia — 0.1%
(a)
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor +
0.00%), 13.25%
,
12/01/32
(f)
..... 25,000 24,750,000
Voyage Australia Pty. Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.03%
,
07/20/28
(o)
........... 980 981,280
25,731,280
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.50%
,
11/02/28
(a)
........... EUR 3,000 3,535,334
Security
Par (000)
Par (000) Value
Belgium — 0.0%
(a)
QSRP Finco BV, Facility 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.67%
,
06/19/31 . EUR 4,609 $ 5,427,836
United Petfood Finance BV, 1st Lien
Term Loan B , 5.17%
,
02/26/32 ... 3,416 4,008,471
9,436,307
Canada — 0.1%
(a)
Air Canada, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/21/31
(o)
..... USD 1,084 1,083,562
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.18% , 01/28/32 .... EUR 4,650 5,461,747
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08% , 01/28/32 USD 7,000 7,004,410
Clarios Global LP, 1st Lien Term Loan
B , (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.93%
,
07/16/31 ..... EUR 4,000 4,690,220
GFL Environmental Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.82%
,
03/03/32
(o)
........... USD 405 404,664
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
02/15/29
(o)
..... 944 946,309
KDC/ONE Development Corp., Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.33%
,
08/15/28
(o)
........... 860 860,226
Ontario Gaming GTA LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.55%
,
08/01/30
(o)
........... 408 403,329
WestJet Loyalty LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.55%
,
02/14/31
(o)
942 942,009
21,796,476
Cayman Islands — 0.0%
(a)
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.69%
,
08/01/29 ............ 3,866 1,957,191
Usavflow II Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at
0.00% Floor + 6.50%), 0.00% -
10.84%
,
09/10/29
(f)
.......... 16,109 16,149,272
18,106,463
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.90%), 6.26%
,
08/05/31 . EUR 6,506 7,665,429
Spa Holdings 3 Oy, Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.86%
,
02/04/28 ............ 4,500 5,275,119
12,940,548

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.2%
(a)
Artemis BidCo Ltd., 1st Lien Term Loan
B , 05/28/32
(t)
............... EUR 1,654 $ 1,945,960
Atos SE, 1st Lien Term Loan ,
(6-mo. EURIBOR + 2.60%),
4.60%
,
12/17/30 ............ 12,375 11,625,434
Banijay Entertainment SAS, 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.59%
,
03/01/28 ............ 3,000 3,529,079
Banijay Entertainment SAS, Facility
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.59%
,
02/10/32 ............ 932 1,095,464
Care Bidco SAS, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.73%
,
11/06/28 . 3,000 3,529,433
Casper Bidco SASU, Facility 1st
Lien Term Loan B6 , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.68%
,
03/21/31 ............ 4,000 4,698,042
Circet Europe, Facility 1st Lien Term
Loan B , 10/13/28
(t)
........... 2,500 2,922,788
ELSAN SAS, Facility 1st Lien Term
Loan B6 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
06/16/31 . 4,000 4,684,990
Financiere Mendel SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.98%
,
11/08/30 . 4,500 5,270,190
Galileo Glob Ed Operations, 1st Lien
Term Loan B4 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.38%
,
07/31/31 ............ 4,740 5,531,312
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.73%
,
02/27/30 ............ 4,353 5,128,213
Holding Socotec, Facility 1st Lien Term
Loan B4 , 06/02/28
(t)
.......... 4,741 5,581,406
HomeVi SAS, 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.19%
,
10/31/29 ...... 4,000 4,688,712
Inovie Group SAS, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 6.98%
,
03/03/28 ..... 2,000 2,280,653
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B3 ,
(3-mo. EURIBOR at 0.00% Floor +
2.93%), 5.19%
,
03/03/28 ...... 2,847 3,342,591
Obol France 3 SAS, Facility 1st Lien
Term Loan B3 , (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.19%
,
12/29/28 ............ 2,000 2,310,266
Parts Europe SA, Facility 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.49%
,
02/03/31 . 4,000 4,710,952
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.49%
,
08/13/31 ............ 3,000 3,510,774
SAM Bidco, Facility 1st Lien Term Loan
B6 , (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.48%
,
12/13/27 ..... 4,000 4,722,402
Security
Par (000)
Par (000) Value
France (continued)
SIACI St. Honore SAS, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.48%
,
11/16/28 ............ EUR 4,000 $ 4,709,585
Tarkett Participation SASU, 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.73%
,
04/21/31 ............ 3,979 4,673,366
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 3.95%),
5.85%
,
07/09/29 ............ 3,000 3,542,685
Vivalto Sante SAS, Facility 1st Lien
Term Loan B , (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.18%
,
07/21/28 ............ 2,370 2,792,746
ZF Invest, 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.77%
,
07/12/28 ............ 4,000 4,707,371
101,534,414
Germany — 0.3%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
08/22/31 ............ 1,000 1,167,396
Apleona Holding GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.55%),
5.74%
,
04/28/28 ............ 5,673 6,668,925
AVIV Group GmbH, 1st Lien Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
04/23/32 ..... 2,866 3,376,830
Blitz 20-487 GmbH, Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.30%),
5.49%
,
04/28/28 ............ 3,000 3,520,598
CTEC III GmbH, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%
,
03/16/29 . 3,000 3,406,949
Goodarz Holding Co. SARL, Delayed
Draw 1st Lien Term Loan ,
11/19/30
(f) (t)
................ 14,656 17,254,647
IFCO Management GmbH, 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.34%
,
11/29/29 ............ 4,000 4,717,690
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
7.11%
,
02/12/26 ............ 6,373 6,967,596
Minimax Viking GmbH, Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.43%
,
03/17/32 ............ 1,000 1,175,983
Mosel Bidco SE, 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.73%
,
09/16/30 ...... 3,000 3,533,355
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.05%
,
02/21/30 ............ 10,072 11,858,640
Rain Carbon, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.02%
,
10/31/28 ...... 3,713 4,305,547

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Schoen Klinik SE, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.98%
,
01/13/31 . EUR 1,778 $ 2,078,428
Speedster Bidco GmbH, 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.88%
,
12/10/31 . 4,500 5,301,358
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B , 7.55%
,
11/13/31
(o)
USD 903 906,691
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B5 ,
07/16/29
(t)
................. EUR 7,173 8,459,474
Tele Columbus AG, Facility 1st Lien
Term Loan B , 0.50% ( 0.50 % Cash or
9.50 % PIK), 01/01/29
(s)
........ 8,428 6,194,334
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , 04/30/30
(t)
...... 10,138 11,886,031
Wittur Holding GmbH, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.85% ( 7.85 % Cash or 6.00%
PIK), 09/29/28
(s)
............. 4,424 4,750,470
107,530,942
Ireland — 0.1%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B , 7.19%
,
01/26/32 ...... 2,278 2,700,040
Broom Holdings Bidco Ltd., Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.15%),
5.13%
,
08/24/28 ............ 4,500 5,272,363
Helios Software Holdings, Inc., 1st
Lien Term Loan , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.23%
,
03/13/28 ............ 3,376 3,935,674
ION Trading Finance Ltd., 1st Lien Term
Loan , (3-mo. EURIBOR + 4.25%),
6.61%
,
03/31/28 ............ 3,000 3,504,201
Promontoria Beech DAC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
7.36%
,
01/01/28
(f)
........... 12,430 14,642,102
Virgin Media Ireland Ltd., Facility
1st Lien Term Loan B1 , (1-mo.
EURIBOR at 0.00% Floor + 3.58%),
5.47%
,
07/13/29 ............ 2,000 2,344,380
32,398,760
Jersey, Channel Islands — 0.1%
(a)(f)
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50% 11/10/27 ........ GBP 345 142,232
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(s)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% - 9.66% ( 9.66%
Cash or 9.66 % PIK), , 07/06/27 EUR 12,467 12,555,900
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.45% - 8.19% ( 11.55%
Cash or 11.24 % PIK), , 07/06/27 GBP 7,650 8,965,348
21,663,480
Security
Par (000)
Par (000) Value
Luxembourg — 0.4%
AI Monet Luxembourg ParentCo
SARL, 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
03/06/31
(a)
........... EUR 4,500 $ 5,311,536
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3 , (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.43%
,
09/29/28
(a)
.... 4,000 4,707,701
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
6.25%), 10.44%
,
01/01/30
(a) (f)
.... USD 14,356 14,661,956
Albea Beauty Holdings SARL,
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 5.00%),
6.98%
,
12/31/27
(a)
........... EUR 3,000 3,536,606
Altice Financing SA, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.28%
,
10/29/27
(a)
4,335 4,039,421
Altice Financing SA, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.28%
,
10/29/27
(a)
.... 5,727 5,335,983
Atlas Luxco 4 SARL, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.68%
,
05/12/28
(a)
3,941 4,638,617
Cidron Aida Finco SARL, Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.18%
,
10/27/31
(a)
........... 3,000 3,529,433
Claudius Finance Parent SARL,
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.44%
,
07/05/28
(a)
........... 4,500 5,289,325
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.09%
,
08/06/29
(a)
........... 4,000 4,677,639
Connect Finco SARL, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.50%),
8.83% , 09/13/29
(a) (o)
........ USD 15,331 14,526,235
Delta 2 (Lux) SARL, 1st Lien Term Loan
B , 6.30%
,
09/30/31
(a) (o)
........ 600 599,722
Eircom Finco SARL, Facility 1st Lien
Term Loan B5 , (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.71%
,
05/15/29
(a)
........... EUR 4,500 5,278,671
Ephios Subco 3 SARL, Facility 1st Lien
Term Loan B , 04/18/31
(a) (f) (t)
..... 1,000 1,175,535
Froneri International Ltd., 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.10%
,
09/30/31
(a)
5,000 5,789,978
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan , 4.75%
,
08/01/28
(a)
....... 3,000 3,489,677
Gategroup Finance Luxembourg SA,
1st Lien Term Loan B , 05/28/32
(a) (t)
2,832 3,336,821
Genesys Cloud Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
9.33%
,
01/30/32
(a) (o)
.......... USD 626 625,420
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10% ( 0.10 % Cash or
5.90 % PIK), 12/29/28
(a) (s)
....... EUR 3,925 1,665,789

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Jazz Financing Lux SARL, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.58%
,
05/05/28
(a) (o)
.......... USD 703 $ 706,134
Liberty Media Corp., 1st Lien Term
Loan , 08/01/31
(a) (o) (t)
.......... 299 299,220
Matador Bidco SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.68%
,
07/16/29
(a) (o)
.......... 1,500 1,505,625
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.53%
,
01/26/32
(a)
........... EUR 5,923 6,949,145
Radar Bidco SARL, 1st Lien Term Loan
B2 , (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.85%
,
04/04/31
(a)
.... 4,258 5,026,221
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.71%
,
02/26/29
(a)
........... 6,600 7,733,887
Seine Holdco SAS, Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.52%
,
01/11/31
(a)
........... 4,000 4,711,235
Summer BC Bidco B LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.48%
,
01/31/29
(a)
588 687,490
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.48%
,
01/31/29
(a)
........... 2,412 2,818,549
Tackle SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
05/22/28
(a)
4,400 5,164,632
Telenet International Finance SARL,
1st Lien Term Loan AQ , (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.14%
,
04/30/29
(a)
........... 4,000 4,657,426
Traviata II SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 8.00%), 8.00% 01/22/33
(a) (f)
14,200 16,434,169
148,909,798
Netherlands — 0.2%
(a)
Ammega Group BV, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 4.75%),
6.73%
,
01/01/29 ............ 4,000 4,531,197
Barentz International BV, Facility 1st
Lien Term Loan B3 , (3-mo. CME
Term SOFR at 0.00% Floor +
3.25%), 7.65%
,
03/03/31
(o)
..... USD 499 496,880
Bock Capital Bidco BV, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
06/29/28 . EUR 4,000 4,703,696
Boels Topholding BV, Facility 1st
Lien Term Loan B3 , (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.66%
,
05/23/31 ............ 4,417 5,195,589
Flutter Financing BV, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/02/30
(o)
........... USD 936 932,241
Security
Par (000)
Par (000) Value
Netherlands (continued)
Fugue Finance BV, 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%
,
01/09/32 ...... EUR 4,000 $ 4,697,665
Median BV, 1st Lien Term Loan , (Daily
SONIA at 0.00% Floor + 5.93%),
10.50%
,
10/14/27 ........... GBP 5,300 7,061,959
Median BV, Facility 1st Lien Term Loan
B1 , (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.28%
,
10/14/27 ..... EUR 3,618 4,245,458
Nobian Finance BV, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.77%
,
07/31/30 . 7,263 8,482,315
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 6.11%
,
07/01/29 ..... 5,928 6,940,981
Odido Holding BV, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.15%), 5.13%
,
03/30/29 . 4,000 4,691,209
Peer Holding III BV, 1st Lien Term Loan
B6B , (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.73%
,
07/01/31 . 1,500 1,763,974
Peer Holding III BV, Facility 1st Lien
Term Loan B4B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.80%
,
10/28/30
(o)
........... USD 789 793,202
Peer Holding III BV, Facility 1st Lien
Term Loan B7 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.23%
,
11/26/31 ............ EUR 3,000 3,534,663
Pegasus Bidco BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.64%
,
07/12/29 ..... 3,760 4,434,345
Sigma HoldCo BV, Facility 1st Lien
Term Loan B13 , 01/03/28
(t)
..... 3,000 3,515,827
Stage Entertainment BV, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.12%
,
06/01/29 ............ 3,708 4,376,375
TMF Sapphire Bidco BV, 1st Lien Term
Loan B5 , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.60%
,
05/03/28 . 4,000 4,715,522
Ziggo BV, Facility 1st Lien Term Loan H ,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.89%
,
01/31/29 ...... 9,279 10,432,000
85,545,098
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
11/05/31
(a)
..... GBP 13,000 14,141,727
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.51%
,
06/14/29
(a)
........... EUR 4,535 5,338,835

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.2%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.32%
,
02/27/30 ............ EUR 4,042 $ 4,748,048
Boluda Towage SL, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.54%
,
01/31/30 ............ 4,513 5,328,156
Cervantes Bidco SL, 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.29%
,
12/03/31 . 4,746 5,588,646
Findango Mezz Rev, 1st Lien Term
Loan , 05/01/32
(f) (t)
........... 26,250 30,921,188
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3 , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
12/31/29 ............ 8,528 10,026,998
Promontoria Challenger I SA , (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.65%
,
07/21/25
(f)
........... 14,718 17,293,863
Sirocco Lux SA, 1st Lien Term Loan A ,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 6.14%
,
02/28/26
(f)
...... 25,289 29,788,744
103,695,643
Sweden — 0.0%
(a)
Eleda Management AB, Delayed
Draw 1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.48%
,
04/02/31 ............ 261 308,389
Eleda Management AB, Facility 1st
Lien Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.48% -
5.86%
,
04/03/31 ............ 3,333 3,931,958
Quimper AB, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.08%
,
03/29/30 . 4,000 4,693,283
Verisure Holding AB, Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
4.98%
,
03/27/28 ............ 3,000 3,525,015
12,458,645
United Kingdom — 0.7%
(a)
Acuris Finance US, Inc., 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.46%
,
02/16/28 . 3,000 3,499,395
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
05/12/31 ............ 1,500 1,669,302
Belron Uk Finance Plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.15%
,
10/16/31 . 13,677 16,077,214
Cabot Securitisation UK Ltd., 1st Lien
Term Loan , (1-mo. SONIA + 3.20%),
7.42% - 7.90%
,
01/18/30
(f)
...... GBP 35,000 47,144,351
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10 , (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
04/30/29 ............ 10,775 14,697,864
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B11 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.43%
,
04/30/29 ............ EUR 2,000 2,338,231
Security
Par (000)
Par (000) Value
United Kingdom (continued)
City Football Group Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.04%
,
07/22/30
(o)
........... USD 993 $ 985,880
Eagle 4 Ltd., 1st Lien Term Loan B2 ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.73%
,
07/12/28 ...... EUR 3,500 4,131,400
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.18%
,
03/20/28 . 8,283 9,691,588
Edge Finco plc, Facility 1st Lien Term
Loan B1 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.54%
,
08/22/31 . 7,922 9,326,284
Elvis UK Holdco Ltd., Facility 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.43%),
5.66%
,
10/16/28 ............ 3,500 4,117,671
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4 , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
06/30/28 ............ 4,000 4,720,093
Entain plc, Facility 1st Lien Term
Loan B3 , (6-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.02%
,
10/31/29
(o)
........... USD 806 808,071
Hyperion Refinance SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
02/18/31
(o)
........... 995 997,584
INEOS Finance plc, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.43%
,
06/23/31 . EUR 9,036 10,377,781
INEOS Finance plc, 1st Lien Term Loan
B , (1-mo. EURIBOR at 0.00% Floor
+ 3.25%), 5.18%
,
02/07/31 ..... 3,000 3,434,160
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.43%
,
04/03/29 ............ 7,695 8,591,163
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6 , (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.18%
,
02/28/31 ............ 4,000 4,689,607
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 0.00% Floor + 9.38%),
14.58%
,
10/31/29
(f)
.......... GBP 4,201 5,650,753
Lernen Bidco Ltd., 1st Lien Term Loan
B2 , (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
04/24/29 ..... EUR 4,000 4,714,486
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , 11/04/30
(t)
.......... 6,650 7,720,802
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.81%
,
03/25/31 ............ 29,473 34,424,202
Mercia, 1st Lien Term Loan A1 , (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 6.62% - 7.10%
,
04/08/26
(f)
GBP 9,371 12,863,507
Mercia, 1st Lien Term Loan A2 , (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 6.62% - 7.10%
,
04/09/26
(f)
28,574 39,222,235

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mercia, 1st Lien Term Loan B-1 , (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 7.10%
,
04/09/26
(f)
...... GBP 1,646 $ 2,259,330
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 4.18%),
6.16%
,
12/15/28 ............ EUR 5,000 5,854,176
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1 , (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
11/27/31 ............ GBP 2,286 3,119,853
Platform Bidco Ltd., Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 6.68% -
7.11%
,
09/29/28 ............ EUR 3,000 3,533,850
Rubix Group Finco Ltd., 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.14%
,
09/29/28 . 4,000 4,714,486
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 6.20%),
8.58% ( 2.17 % Cash or 1.75%
PIK), 10/10/29
(f) (s)
............ 2,309 2,716,337
Synlab Bond plc, Facility 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.07%
,
07/01/27 . 3,230 3,774,112
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z , (1-mo.
EURIBOR at 0.00% Floor + 3.43%),
5.32%
,
10/15/31 ............ 4,000 4,672,174
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.66%
,
07/16/29 ............ 3,461 4,059,710
286,597,652
United States — 3.0%
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
12/21/28
(a) (o)
.... USD 980 978,753
Action Environmental Group, Inc.
(The), 1st Lien Term Loan ,
8.05%
,
10/24/30
(a) (f) (o)
......... 567 567,360
ADMI Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.82%
,
12/23/27
(a) (o)
.... 492 465,005
AG Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.58%
,
12/29/28
(a) (o)
.......... 925 859,537
AHP Health Partners, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.08%
,
08/24/28
(a) (o)
.......... 874 876,103
AI Aqua Merger Sub, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
07/31/28
(a) (o)
.......... 1,330 1,327,079
AlixPartners LLP, 1st Lien Term Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 4.98% , 02/04/28 .... EUR 4,313 5,078,424
(1-mo. CME Term SOFR at
0.50% Floor + 2.50%),
6.94% , 02/04/28
(o)
......... USD 610 612,313
Security
Par (000)
Par (000) Value
United States (continued)
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
09/19/31
(a) (o)
.......... USD 988 $ 987,646
Allied Universal Holdco LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.18%
,
05/12/28
(a)
........... 13,144 13,201,598
AllSpring Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30
(a) (o)
.......... 985 989,798
Alorica, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.20%
,
12/21/27
(a) (f)
20,798 20,512,981
Altafiber Virginia LLC, 1st Lien Term
Loan B4 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.08%
,
11/22/28
(a) (o)
.......... 992 992,627
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
02/01/30
(a)
35,591 33,366,487
Alterra Mountain Co., 1st Lien Term
Loan B7 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
05/31/30
(a) (o)
.......... 458 459,156
Amentum Holdings, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%),
6.58% , 09/29/31
(a) (o)
........ 17,526 17,482,378
American Airlines, Inc., 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.51%
,
06/04/29
(a) (o)
.......... 990 980,100
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 7.05% - 7.23%
,
12/13/29
(a) (o)
975 967,310
American Residential Services LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.28%
,
02/02/32
(a) (o)
.......... 1,000 1,001,250
Amynta Agency Borrower, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
12/29/31
(a) (o)
.......... 545 544,931
Anticimex Global AB, 1st Lien Term
Loan B6 , (1-day SOFR at 0.50%
Floor + 3.40%), 7.66%
,
11/16/28
(a) (o)
119 118,827
Arcline FM Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.58%
,
06/24/30
(a) (o)
.......... 462 464,105
Aretec Group, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
08/09/30
(a) (o)
.......... 498 498,172
Arsenal AIC Parent LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
08/19/30
(a) (o)
.......... 1,449 1,445,707

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Aruba Investments Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.43%
,
11/24/27
(a) (f) (o)
......... USD 995 $ 930,168
Ascend Learning LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
12/11/28
(a) (o)
.......... 992 991,769
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.68%
,
12/15/28
(a) (f) (o)
......... 499 481,260
AssuredPartners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.83%
,
02/14/31
(a) (o)
.......... 990 992,272
Asurion LLC, 1st Lien Term Loan B13 ,
09/19/30
(a) (o) (t)
.............. 426 413,502
AthenaHealth Group, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.08%
,
02/15/29
(a) (o)
.......... 499 497,972
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.44%
,
04/06/28
(a) (o)
.......... 1,492 1,436,011
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.83% 08/01/28
(a)
..... 91 71,157
AZEK Group LLC (The), 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.00%),
6.33%
,
09/26/31
(a) (o)
.......... 1,030 1,028,538
B&G Foods, Inc., 1st Lien Term
Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
10/10/29
(a) (o)
.......... 995 903,946
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
05/27/31
(a) (o)
.... 475 474,912
Bally's Corp., Facility 1st Lien Term
Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
7.78% , 10/02/28
(a) (o)
........ 30,368 26,762,125
Barracuda Networks, Inc., 1st Lien Term
Loan , 8.78%
,
08/15/29
(a) (o)
...... 985 814,716
Bausch + Lomb Corp., 1st Lien Term
Loan
(a)(o)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.68% , 05/10/27 982 980,202
01/15/31
(t)
................ 20,425 20,437,714
BCPE Empire Holdings, Inc., 1st Lien
Term Loan , 12/11/30
(a) (o) (t)
...... 497 494,139
Beach Acquisition Bidco LLC, 1st Lien
Term Loan B , 06/25/32
(a) (t)
...... EUR 2,429 2,854,785
Belron Finance 2019 LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.05%
,
10/16/31
(a)
........... USD 4,987 5,004,793
Bleriot US Bidco, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30
(a) (o)
.......... 1,193 1,195,347
Security
Par (000)
Par (000) Value
United States (continued)
Boost Newco Borrower LLC, 1st Lien
Term Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.30%
,
01/31/31
(a) (o)
.......... USD 619 $ 620,181
Boxer Parent Co., Inc., 1st Lien Term
Loan
(a)
5.51% , 07/30/31 ............ EUR 10,641 12,505,083
(3-mo. CME Term SOFR at
0.00% Floor + 3.00%),
7.33% , 07/30/31
(o)
......... USD 1,427 1,416,857
Brand Industrial Services, Inc., 1st Lien
Term Loan C , 8.78%
,
08/01/30
(a) (o)
1,079 898,685
Broadstreet Partners, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
06/16/31
(a) (o)
.......... 992 993,240
CACI International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07% -
6.08%
,
10/30/31
(a) (o)
.......... 995 991,896
Caesars Entertainment, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.58%
,
02/06/30
(a) (o)
.......... 822 819,965
Caesars Entertainment, Inc., 1st Lien
Term Loan B1
(1-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.58% , 02/06/31
(a) (o)
........ 8,584 8,567,727
Calpine Construction Finance Co.
LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
07/19/30
(a) (o)
.... 1,215 1,214,109
Camelot US Acquisition LLC, 1st Lien
Term Loan B , 7.08%
,
01/31/31
(a) (o)
870 860,395
Carnival Corp., 1st Lien Term Loan
(a)(o)
(1-mo. CME Term SOFR at 0.75%
Floor + 2.00%), 6.31% , 08/09/27 125 125,367
(1-mo. CME Term SOFR at 0.75%
Floor + 2.00%), 6.31% , 10/18/28 232 231,288
Cast & Crew LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.08%
,
12/29/28
(a) (o)
.......... 958 904,433
Cengage Learning, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at
1.00% Floor + 3.50%; 3-mo. CME
Term SOFR at 1.00% Floor + 3.50%
at 1.00% Floor + 3.50%), 7.82% -
7.83%
,
03/24/31
(a) (o)
.......... 498 498,276
Central Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29
(a) (o)
.......... 1,486 1,237,457
Champions Financing, Inc., 1st Lien
Term Loan , 9.08%
,
02/06/29
(a) (o)
.. 379 353,373
Chariot Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.68%
,
11/03/28
(a) (o)
497 497,930
Charter Next Generation, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
7.06%
,
11/29/30
(a) (o)
.......... 1,254 1,258,209

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Chelsea 24th Street LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 2.00% Floor + 3.25%),
7.57%
,
10/17/31
(a) (f)
.......... USD 18,600 $ 18,611,160
Chemours Co. (The), 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
08/18/28
(a) (o)
.......... 911 907,362
Chemours Co. (The), 1st Lien Term
Loan B3 , 08/18/28
(a) (t)
......... EUR 6,000 7,041,196
CHG Healthcare Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
09/29/28
(a) (o)
.......... USD 1,286 1,289,443
Chobani LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.83%
,
10/25/27
(a) (o)
995 997,714
Chromalloy Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.04%
,
03/27/31
(a) (o)
1,359 1,360,222
Cirkul Sr Sec, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at
4.00% Floor + 7.50%), 15.38% -
0.00%
,
04/23/28
(a) (f)
.......... 18,121 17,283,810
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
10/31/31
(a) (o)
.... 988 991,122
Cloud Software Group, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.05%
,
03/21/31
(a) (o)
.......... 1,993 1,995,800
Cloud Software Group, Inc., Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.73%
,
03/30/29
(a)
........... EUR 3,240 3,823,869
Clover Holdings 2 LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.31%
,
12/09/31
(a) (o)
.......... USD 995 995,308
Clue Opco LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.78%
,
12/19/30
(a) (o)
929 921,244
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.50%
,
04/13/29
(a)
..... 17,651 17,608,584
CNT Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.78%
,
11/08/32
(a) (o)
.......... 509 509,582
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.18%
,
08/03/29
(a) (o)
.... 1,379 1,379,142
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
09/29/28
(a)
10,735 10,779,516
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.43%
,
10/15/29
(a) (o)
.......... 1,000 995,280
Security
Par (000)
Par (000) Value
United States (continued)
Core & Main LP, 1st Lien Term Loan E ,
(6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.27%
,
02/10/31
(a) (o)
USD 758 $ 758,747
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.94% -
13.95%
,
07/30/28
(a) (f)
......... 49,432 49,001,767
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 6.00%), 10.32% -
10.33%
,
05/16/29
(a) (f)
......... 48,544 48,000,162
Cotiviti, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
05/01/31
(a) (o)
1,286 1,279,045
CP Iris Holdco I, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.83%
,
10/02/28
(a) (o)
.......... 334 333,570
CPM Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/28/28
(a) (o)
.......... 308 300,742
CPPIB OVM Member US LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
08/20/31
(a)
........... 11,318 11,276,046
Creative Artists Agency LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
10/01/31
(a) (o)
.......... 268 268,603
Crocs, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/19/29
(a) (o)
.... 424 425,560
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
04/15/27
(a)
.... 4,224 4,110,022
CTP-02 Propco LLC , (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
7.53%
,
12/06/29
(a) (f)
.......... 13,160 13,150,584
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
01/31/30
(a) (o)
.... 948 951,053
CVR CHC LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
12/30/27
(a)
11,741 11,721,400
Dave & Buster's, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.56%
,
06/29/29
(a) (o)
.......... 774 747,991
Dayforce, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.28%
,
03/01/31
(a) (f)
258 258,396
DCert Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
10/16/26
(a) (o)
497 492,193
Dealer Tire Financial LLC, 1st Lien
Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
07/02/31
(a) (f) (o)
......... 1,484 1,474,506

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Deerfield Dakota Holding LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 3.75%),
8.05%
,
04/09/27
(a) (o)
.......... USD 990 $ 960,005
Delta Topco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
11/30/29
(a) (o)
993 984,878
Derby Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.31%
,
11/01/30
(a) (o)
515 511,991
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.68%
,
12/21/28
(a)
........... 6,109 6,021,012
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.54%
,
08/02/27
(a)
........... 1,116 1,119,396
DirecTV Financing LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.83%
,
02/17/31
(a)
........... 16,669 15,860,572
DIRECTV Financing LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.79%
,
08/02/29
(a) (o)
.......... 819 810,979
Discovery Energy Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.05%
,
05/01/31
(a) (o)
.......... 500 499,845
Discovery Purchaser Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.02%
,
10/04/29
(a) (o)
.......... 274 273,884
DK Crown Holdings, Inc., 1st Lien Term
Loan B , 6.07%
,
03/04/32
(a) (o)
.... 274 273,284
Dun & Bradstreet Corp. (The), 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
01/18/29
(a) (o)
.......... 982 981,449
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.33%
,
10/31/31
(a) (o)
.......... 1,044 1,044,576
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.33%
,
10/31/31
(a) (o)
.......... 397 397,415
E2open LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94%
,
02/04/28
(a) (o)
995 997,669
ECL Entertainment LLC, Facility 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
08/30/30
(a)
........... 21,807 21,780,218
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.33%
,
07/08/28
(a) (f)
28,919 27,906,426
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.33%
,
07/10/28
(a) (f)
......... 2,892 2,790,643
Security
Par (000)
Par (000) Value
United States (continued)
Elanco Animal Health, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.17%
,
08/02/27
(a) (o)
.......... USD 597 $ 596,591
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29
(a) (o)
.......... 982 983,183
Ellucian Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
10/09/29
(a) (o)
.......... 804 805,352
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.73%
,
12/29/27
(a) (f)
......... 7,338 5,063,259
EMRLD Borrower LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.83%
,
05/31/30
(a) (o)
.......... 1,485 1,482,861
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.73%
,
05/19/28
(a)
........... EUR 3,969 4,675,369
Ensemble RCM LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.28%
,
08/01/29
(a) (o)
.......... USD 1,361 1,365,718
EP Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
11/06/28
(a) (o)
980 960,642
Examworks Bidco, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.08%
,
11/01/28
(a) (o)
.......... 987 989,526
Fanatics Commerce Intermediate
Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.69%
,
11/23/28
(a) (f) (o)
1,125 1,122,187
Fertitta Entertainment LLC, 1st Lien
Term Loan B
(1-mo. CME Term SOFR at
0.50% Floor + 3.50%),
7.83% , 01/29/29
(a) (o)
........ 16,436 16,407,222
First Advantage Holdings LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
10/31/31
(a) (o)
.......... 991 990,328
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.19%
,
03/30/27
(a)
EUR 8,664 9,839,747
Fleet Midco I Ltd., 1st Lien Term
Loan B2 , (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(a) (f) (o)
......... USD 930 931,107
Focus Financial Partners LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
09/15/31
(a) (o)
.......... 1,185 1,181,716

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Fortrea Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.08%
,
07/01/30
(a) (o)
.......... USD 307 $ 272,824
Fortress Intermediate 3, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
06/27/31
(a) (f) (o)
......... 993 993,741
Foundation Building Materials, Inc., 1st
Lien Term Loan , 8.29%
,
01/29/31
(a) (o)
1,473 1,439,692
Gainwell Acquisition Corp., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.40%
,
10/01/27
(a) (o)
.......... 987 949,324
Galaxy Universal LLC, Term Loan ,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
11/12/26
(a) (f)
27,449 27,311,534
Genuine Financial Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
09/27/30
(a) (o)
.......... 965 914,220
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.08%
,
11/09/29
(a) (o)
.......... 989 989,169
GOAT Holdco LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
01/27/32
(a)
5,985 5,990,985
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.19%
,
05/01/28
(a) (o)
.......... 997 976,836
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.16% , 04/30/28
(a)
......... 8,497 5,731,092
Grant Thornton Advisors LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
06/02/31
(a) (o)
.......... 445 445,445
Grant Thornton Advisors LLC, Delayed
Draw 1st Lien Term Loan , 06/02/31
(a)
(o) (t)
..................... 995 993,359
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.48%
,
11/15/27
(a) (o)
.... 683 680,146
Grinding Media, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.83%
,
10/12/28
(a) (f) (o)
......... 982 972,549
Guardian US Holdco LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.80%
,
01/31/30
(a) (o)
.......... 995 989,975
Gulfside Supply, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31
(a) (o)
.......... 992 993,646
Hanesbrands, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
03/08/32
(a) (o)
1,123 1,125,057
Security
Par (000)
Par (000) Value
United States (continued)
Helios Software Holdings, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
07/18/30
(a) (o)
.......... USD 714 $ 714,065
Hilcorp Energy I LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
02/06/30
(a) (o)
284 284,287
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/08/30
(a) (o)
.... 276 276,820
Hilton Garden Inn, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.61%
,
05/31/29
(a) (f)
29,100 29,290,090
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
01/17/31
(a) (o)
.... 652 651,242
HLP Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at
1.00% Floor + 3.55%), 7.86% -
8.87%
,
09/09/26
(a) (f)
.......... 25,700 25,700,000
Hobbs & Associates LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
07/23/31
(a) (o)
.......... 1,000 998,440
HomeServe USA Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
10/21/30
(a) (o)
.......... 1,433 1,433,273
HP LQ Investment LP, 1st Lien Term
Loan
(a)(f)
(12-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 7.14% , 12/09/25 2,285 2,284,949
(1-mo. CME Term SOFR at
0.00% Floor + 2.82%), 7.15% -
7.14% , 12/09/26 .......... 25,900 25,900,000
Hrni Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.58%
,
12/11/28
(a) (f)
29,392 28,583,939
HUB International Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.77%
,
06/20/30
(a) (o)
.......... 847 849,524
Hunter Douglas, Inc., 1st Lien Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.55%
,
01/16/32
(a) (o)
.......... 1,350 1,343,650
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.04%
,
10/25/28
(a)
.......... 4,155 3,365,600
Icon Parent, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at
0.00% Floor + 3.00%),
7.21% , 11/13/31
(a) (o)
........ 13,965 13,976,451
Indicor LLC, 1st Lien Term Loan D ,
11/22/29
(a) (o) (t)
............... 1,823 1,817,797
Indy US Bidco LLC, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
3.50%), 5.43%
,
03/06/28
(a)
..... EUR 2,989 3,501,904

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
INEOS US Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
02/18/30
(a) (o)
.......... USD 958 $ 916,378
Informatica LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
10/27/28
(a) (o)
990 993,175
Innio North America Holding, Inc.,
Facility 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.76%
,
11/02/28
(a) (o)
.... 656 656,507
Interface Security Systems LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.42% ( 12.42 % Cash or 1.00%
PIK), 08/07/28
(a) (d) (e) (f) (s)
........ 19,048 10,000,415
IRB Holding Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.83%
,
12/15/27
(a) (o)
993 992,159
Iridium Satellite LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.58%
,
09/20/30
(a) (o)
.......... 1,106 1,106,661
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.83%
,
04/26/30
(a)
........... 7,810 7,710,243
Jack Ohio Finance LLC, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.75% Floor + 4.00%),
8.33% , 01/28/32
(a) (o)
........ 5,994 5,941,530
Janus International Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.78%
,
08/05/30
(a) (o)
.......... 995 990,636
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 0.00%),
8.05%
,
10/17/30
(a) (o)
.......... 658 658,564
Jump Financial LLC, 1st Lien Term
Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.55%
,
02/26/32
(a) (o)
.......... 986 988,501
Kaman Corp., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50%
Floor + 2.75%; 6-mo. CME
Term SOFR at 0.50% Floor +
2.75% at 0.50% Floor + 2.75%),
7.08% , 02/26/32
(a) (o)
........ 8,783 8,769,002
KBR, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
01/17/31
(a) (o)
.... 304 304,953
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.28% - 8.31%
,
08/11/28
(a) (o)
.... 1,000 998,092
Legence Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
7.58%
,
12/15/28
(a) (o)
.......... 871 870,909
Life Time, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.78%
,
10/22/31
(a) (o)
731 732,788
Security
Par (000)
Par (000) Value
United States (continued)
Light & Wonder International, Inc.,
1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
04/16/29
(a) (o)
.... USD 985 $ 984,526
LSF12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
12/02/31
(a) (o)
.... 500 502,190
Lummus Technology Holdings V LLC,
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
12/31/29
(a) (o)
.... 982 984,456
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.27%
,
10/19/27
(a) (o)
.......... 554 525,793
Maverick Gaming LLC, 1st Lien Term
Loan
(a)
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78% , 06/05/28
(f)
......... 5,368 3,233,991
(3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.78% , 06/05/28 3,056 2,766,067
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan
7.33% , 05/04/28
(a) (o)
.......... 5,105 5,099,741
McAfee Corp., 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.69%
,
03/01/29
(a)
..... EUR 3,430 3,980,144
McAfee Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
03/01/29
(a)
USD 11,970 11,608,313
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.38%
,
11/01/29
(a)
.......... 3,210 1,353,561
Medline Borrower LP, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.58% , 10/23/28
(a) (o)
........ 28,527 28,541,333
MH Sub I LLC, 1st Lien Term Loan
(a)(o)
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.58% , 05/03/28 881 825,233
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.58% , 12/31/31 596 516,504
Mitchell International, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.58%
,
06/17/31
(a) (o)
.......... 993 990,912
Momentive Performance Materials,
Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
03/29/28
(a) (o)
.... 917 919,349
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 6.00%),
10.29% - 0.00%
,
02/16/29
(a) (f)
.... 1,988 1,937,959
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.32%
,
02/16/29
(a) (f)
......... 12,388 12,078,071

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Motion Finco SARL, Facility 1st Lien
Term Loan B3 , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
11/13/29
(a) (o)
.......... USD 1,485 $ 1,409,883
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(a)(o)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.03% , 12/31/30 53 52,211
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 9.14% , 12/31/30 441 393,922
Naked Juice LLC, 1st Lien Term Loan
(a)
7.65% , 01/24/29 ............ 2,413 1,914,402
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.71% , 01/24/29 1,365 1,350,916
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
11/17/31
(a) (o)
.... 940 941,401
Neptune Bidco US, Inc., 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.30%
,
04/11/29
(a)
EUR 1,990 2,226,744
NGL Energy Operating LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.08%
,
02/03/31
(a) (o)
.......... USD 412 408,036
Northwind Midstream, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 3.00% Floor + 6.25%),
10.70%
,
02/01/32
(a) (f)
......... 85,909 82,251,684
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.55%
,
04/30/29
(a) (o)
.......... 980 900,030
Olympus Water US Holding Corp.,
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.73%
,
06/23/31
(a)
........... EUR 5,362 6,263,087
Olympus Water US Holding Corp.,
1st Lien Term Loan B6 , (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
06/23/31
(a)
..... USD 7,374 7,278,936
OMNIA Partners LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.03%
,
07/25/30
(a) (o)
.......... 936 937,279
OneDigital Borrower LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.33%
,
07/02/31
(a) (o)
.......... 990 987,218
Organon & Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
05/19/31
(a) (o)
617 605,172
Osaic Holdings, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
08/17/28
(a) (o)
.......... 1,393 1,394,935
Pai HoldCo, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.29%
,
10/28/27
(a)
11,212 8,577,249
Peraton Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.18%
,
02/01/28
(a) (o)
461 405,850
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.18%
,
02/11/28
(a) (o)
USD 1,228 $ 1,213,211
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.83%
,
02/21/31
(a) (o)
.......... 988 990,115
Pitney Bowes, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.08%
,
03/19/32
(a)
11,701 11,666,509
Planet US Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
02/07/31
(a) (o)
.......... 951 954,720
Playtika Holding Corp., Facility 1st Lien
Term Loan B1 , 7.19%
,
03/13/28
(a) (o)
990 971,543
Polaris Newco LLC, 1st Lien Term
Loan
(a)
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.68% , 06/02/28 .... EUR 4,966 5,567,509
(3-mo. CME Term SOFR at
0.50% Floor + 3.75%),
8.29% , 06/02/28
(o)
......... USD 990 963,460
Precision Medicine Group LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.40%
,
11/18/27
(a) (o)
.......... 985 983,024
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/15/30
(a) (o)
.... 1,346 1,346,461
Primo Brands Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28
(a) (o)
.......... 495 496,490
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan , 7.56% -
7.55%
,
10/28/30
(a) (o)
.......... 958 962,475
Proofpoint, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.00%),
7.33% , 08/31/28
(a) (o)
........ 7,464 7,465,015
Quartz AcquireCo LLC, 1st Lien
Term Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.55%
,
06/28/30
(a) (o)
.......... 1,547 1,550,766
Quikrete Holdings, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/10/32
(a) (o)
.......... 514 512,813
Raven Acquisition Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
11/19/31
(a) (o)
.......... 439 438,156
RealPage, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.56%
,
04/24/28
(a) (o)
990 982,096
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.29%
,
04/27/28
(a)
........... 20,009 10,704,733

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.29%
,
04/27/29
(a)
.......... USD 10,460 $ 2,418,875
Reworld Holding Corp., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.57%
,
11/30/28
(a) (o)
.......... 1,867 1,867,445
Reworld Holding Corp., 1st Lien
Term Loan C , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.57%
,
11/30/28
(a) (o)
.......... 103 102,816
Robertshaw US Holding Corp., 1st Lien
Term Loan , (3-mo. CME Term SOFR
at 1.00% Floor + 8.00%), 13.40% -
0.00%
,
02/26/27
(a) (d) (e) (f)
........ 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.18%
,
11/28/28
(a)
EUR 4,000 4,721,930
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94% , 12/17/27 USD 1,776 1,741,705
(1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.43% , 11/15/29 4,457 4,436,778
Sabre GLBL, Inc., 1st Lien Term Loan
B2
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94% , 12/17/27 2,817 2,763,142
(1-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 9.43% , 06/30/28 7,221 7,148,865
Savor Acquisition, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
02/19/32
(a) (o)
.......... 870 874,900
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR
at 0.75% Floor + 3.00%), 7.32% -
7.28%
,
01/31/29
(a) (o)
.......... 499 498,540
Sheraton San Diego, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.09%
,
04/07/30
(a) (f)
.......... 15,100 15,101,510
Shift4 Payments LLC, 1st Lien Term
Loan , 05/07/32
(a) (o) (t)
.......... 370 372,890
Signia Aerospace LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30% , 12/11/31
(a)
(f) (o)
................... 14,216 14,269,554
Skopima Consilio Parent LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.08%
,
05/12/28
(a) (o)
.......... 498 490,391
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.90%), 7.36% -
7.34%
,
10/25/26
(a) (f)
.......... 19,245 19,339,300
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
09/11/29
(a) (f)
......... 43,531 43,531,000
Security
Par (000)
Par (000) Value
United States (continued)
Solina Group Services, Facility
1st Lien Term Loan 8 , (6-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.87%
,
07/31/28
(a)
........... EUR 4,000 $ 4,713,308
Sotera Health Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.55%
,
05/30/31
(a) (o)
.......... USD 993 995,606
Star Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
09/27/30
(a) (o)
988 977,319
Stonepeak Nile Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.98%
,
04/09/32
(a) (o)
.......... 1,465 1,469,029
Summit Acquisition, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.08%
,
10/16/31
(a) (o)
.......... 389 388,539
Sunrise Financing Partnership, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.79%
,
02/16/32
(a) (o)
.... 913 909,932
Surgery Center Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
12/19/30
(a) (o)
.......... 301 302,029
Tecta America Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
02/18/32
(a) (o)
.......... 480 480,451
Terranea Resort, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.35%), 8.67%
,
01/01/28
(a) (f)
16,500 16,500,000
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , 7.24%
,
04/30/30
(a) (o)
980 982,291
Topgolf Callaway Brands Corp., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
03/18/30
(a) (o)
.......... 940 923,872
TransDigm, Inc., 1st Lien Term Loan J ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.80%
,
02/28/31
(a) (o)
988 989,204
TransDigm, Inc., 1st Lien Term Loan L ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.80%
,
01/19/32
(a) (o)
328 327,964
Tronox Finance LLC, 1st Lien Term
Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.55%
,
04/04/29
(a) (o)
.......... 998 978,956
Truist Insurance Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
05/06/31
(a) (o)
.......... 523 522,543
UKG, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
02/10/31
(a) (o)
.... 985 988,442
USI, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
09/27/30
(a) (o)
.... 1,287 1,282,331
Vaco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.45%
,
01/22/29
(a)
7,529 6,885,206

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VC GB Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.06%
,
07/23/28
(a) (o)
.......... USD 982 $ 973,702
Verde Purchaser LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.30%
,
11/30/30
(a) (o)
.......... 493 493,873
VeriFone Systems, Inc., 1st Lien Term
Loan , ( 10.21 % Cash or 1.00%
PIK), 08/18/28
(a) (s) (t)
........... 22,600 21,091,513
Veritas Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 2.50%
Floor + 12.50%), 16.80% ( 16.80%
Cash or 4.50 % PIK), 06/30/31
(a) (s)
. 4,120 4,119,575
Vertiv Group Corp., 1st Lien Term
Loan B3 , (1-mo. CME Term
SOFR at 0.75% Floor + 1.75%),
6.07%
,
03/02/27
(a) (o)
.......... 999 999,619
Vestis Corp., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
02/24/31
(a) (o)
1,051 1,005,134
Viasat, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 8.93%
,
05/30/30
(a) (o)
.... 460 438,401
Viavi Solutions, Inc., 1st Lien Term Loan
B , 06/11/32
(a) (o) (t)
............. 565 564,650
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.68%
,
01/31/29
(a) (o)
.......... 1,000 990,230
Virtusa Corp., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.58%
,
02/15/29
(a) (o)
980 979,433
VS Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.02%
,
04/14/31
(a) (o)
987 991,073
Wand NewCo 3, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.83% , 01/30/31
(a) (o)
........ 6,181 6,149,831
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.58%
,
10/22/29
(a) (o)
.......... 131 131,273
WEC US Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
01/27/31
(a) (o)
.......... 1,341 1,340,760
WEX, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
04/03/28
(a) (o)
963 962,186
Whatabrands LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.83%
,
08/03/28
(a) (o)
371 371,278
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
10/19/29
(a) (o)
.... 1,990 1,976,070
Wilsonart LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.55%
,
08/05/31
(a) (o)
993 976,064
Security
Par (000)
Par (000) Value
United States (continued)
Windsor Holdings III LLC, 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.73%
,
08/01/30
(a)
EUR 3,000 $ 3,489,677
WR Grace Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.55%
,
09/22/28
(a) (o)
.......... USD 985 985,107
X Corp., 1st Lien Term Loan B1 ,
10.95%
,
10/26/29
(a)
.......... 4,920 4,801,401
Zayo Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.18%
,
03/09/27
(a)
........... EUR 1,979 2,161,624
Zelis Payments Buyer, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
11/26/31
(a) (o)
.......... USD 980 973,812
Ziggo Financing Partnership, 1st Lien
Term Loan I , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.93%
,
04/28/28
(a) (o)
.......... 1,000 976,140
1,264,762,258
Total Floating Rate Loan Interests — 5.4%
(Cost: $ 2,255,431,873 ) ........................... 2,276,123,660
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50% , 01/17/31
(c)
....... 7,496 7,852,060
Australia — 0.2%
Queensland Treasury Corp.
(b)
3.25% , 05/21/35 ............ EUR 14,700 17,314,761
5.00% , 07/21/37
(c)
........... AUD 52,500 33,877,021
Treasury Corp. of Victoria
5.50% , 09/15/39 ............ 27,590 18,332,860
5.00% , 11/20/40 ............ 11,708 7,309,860
76,834,502
Chile — 0.0%
Corp. Nacional del Cobre de Chile
(b)
3.15% , 01/14/30 ............ USD 1,538 1,426,976
6.44% , 01/26/36 ............ 1,326 1,383,681
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(c)
................ 1,337 1,350,370
4,161,027
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ..... 3,694 3,804,820
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021 ........ GBP 5,000 5,082,751
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ... EUR 1,525 1,818,829
6,901,580
Estonia — 0.0%
Eesti Energia A/S , (5-Year EURIBOR
ICE Swap Rate + 5.17%),
7.88%
(a) (b) (r)
................ 4,542 5,540,016

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.4%
Electricite de France SA
(b)
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a) (r)
............... GBP 20,000 $ 27,421,784
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a) (r)
......... EUR 26,400 30,631,511
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a) (r)
......... 1,000 1,154,616
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a) (r)
......... 24,000 27,498,300
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a) (r)
......... 12,400 16,076,923
(BPISDS15 + 3.32%), 5.88%
(a) (r)
. GBP 5,900 7,922,814
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(a) (r)
......... EUR 2,800 3,380,923
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a) (r)
......... 7,000 7,814,509
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a) (r)
......... 3,200 3,905,539
6.13% , 06/02/34 ............ GBP 7,450 10,475,131
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a) (r)
............... 7,500 10,396,234
5.50% , 10/17/41 ............ 11,300 13,953,227
4.75% , 06/17/44 ............ EUR 3,900 4,582,169
4.63% , 05/07/45 ............ 7,900 9,106,966
174,320,646
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt. , 6.00% ,
05/16/29 ................. 3,666 4,653,060
MFB Magyar Fejlesztesi Bank Zrt. ,
6.50% , 06/29/28 ............ USD 1,550 1,597,786
MVM Energetika Zrt.
7.50% , 06/09/28 ............ 3,896 4,101,879
6.50% , 03/13/31 ............ 350 362,469
10,715,194
India — 0.0%
Power Finance Corp. Ltd. , 1.84% ,
09/21/28
(b)
................ EUR 834 932,602
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a) (r)
........... USD 18,000 17,235,000
Garuda Indonesia Persero Tbk. PT ,
6.50% , ( 6.50 % Cash or 7.25 % PIK),
12/28/31
(s)
................ 2,309 1,661,752
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88% , 11/05/31 ............ EUR 12,000 12,275,747
4.88% , 07/17/49 ............ USD 2,500 2,029,700
4.00% , 06/30/50 ............ 6,000 4,215,000
37,417,199
Italy — 0.0%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(a) (b) (r)
................ EUR 4,860 5,431,439
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.00% , 04/15/27
(b)
.......... KZT 100,000 178,164
13.49% , 05/23/28
(b)
.......... 492,500 856,099
13.49% , 05/23/28
(c)
.......... 5,182,500 9,008,594
Security
Par (000)
Par (000) Value
Kazakhstan (continued)
17.30% , 07/03/28
(b)
.......... KZT 587,000 $ 1,140,706
11,183,563
Mexico — 0.2%
Petroleos Mexicanos
6.88% , 10/16/25 ............ USD 1,450 1,447,767
3.63% , 11/24/25
(b)
........... EUR 965 1,128,196
3.75% , 04/16/26
(b)
........... 5,789 6,733,061
6.50% , 03/13/27 ............ USD 39,973 39,693,189
2.75% , 04/21/27
(b)
........... EUR 422 473,175
4.75% , 02/26/29
(b)
........... 8,200 9,218,538
8.75% , 06/02/29 ............ USD 4,471 4,621,246
6.84% , 01/23/30 ............ 8,674 8,369,543
5.95% , 01/28/31 ............ 2,395 2,159,332
10.00% , 02/07/33 ........... 2,588 2,769,936
7.69% , 01/23/50 ............ 8,673 6,808,305
6.95% , 01/28/60 ............ 396 284,684
83,706,972
Mongolia — 0.1%
City of Ulaanbaatar Mongolia
7.75% , 08/21/27
(b)
........... 12,000 11,970,000
Morocco — 0.1%
OCP SA
4.50% , 10/22/25
(b)
........... 4,882 4,860,031
6.75% , 05/02/34
(c)
........... 10,000 10,345,400
5.13% , 06/23/51
(b)
........... 922 699,568
7.50% , 05/02/54
(c)
........... 2,920 2,909,692
18,814,691
Netherlands — 0.1%
TenneT Holding BV
(b)
1.00% , 06/13/26 ............ EUR 11,300 13,151,917
1.38% , 06/05/28 ............ 3,900 4,461,597
0.13% , 11/30/32 ............ 20,100 19,303,524
36,917,038
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA , 5.13% , 08/11/61
(c)
........ USD 1,866 1,316,463
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27
(b)
........... 2,071 1,956,060
5.50% , 05/06/30
(c)
........... 1,975 1,995,737
Fondo MIVIVIENDA SA , 4.63% ,
04/12/27
(b)
................ 789 785,931
Petroleos del Peru SA , 4.75% ,
06/19/32
(c)
................ 2,802 2,165,413
6,903,141
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S ,
8.25% , 02/14/29
(b)
........... 1,160 1,208,575
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 4.75% ,
06/02/30
(c)
................ 749 750,202
Supranational — 0.1%
European Union , 3.38% , 10/05/54
(b)
. EUR 21,800 23,394,362
Venezuela — 0.0%
Petroleos de Venezuela SA
(b)(d)(e)
6.00% , 11/15/26 ............ USD 9,227 1,167,190

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Venezuela (continued)
9.75% , 05/17/35 ............ USD 10,410 $ 1,490,755
2,657,945
Total Foreign Agency Obligations — 1.3%
(Cost: $ 505,121,959 ) ............................. 532,734,037
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(b)
9.50% , 11/12/25 ............ 451 452,128
8.25% , 05/09/28 ............ 2,136 2,016,918
2,469,046
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 ............ 1,877 1,566,061
0.75% , 07/09/30
(h)
........... 5,289 4,191,903
3.50% , 07/09/41
(h)
........... 3,822 2,371,551
8,129,515
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(c)
1,883 1,830,050
Bahrain — 0.0%
Kingdom of Bahrain
(b)
7.00% , 01/26/26 ............ 847 851,235
5.45% , 09/16/32 ............ 1,795 1,664,863
2,516,098
Barbados — 0.0%
Barbados Government Bond , 8.00% ,
06/26/35
(c)
................ 10,215 10,276,290
Belgium — 0.1%
Kingdom of Belgium , 3.30% ,
06/22/54
(b) (c)
............... EUR 23,877 25,046,619
Benin — 0.0%
Benin Government Bond
4.95% , 01/22/35
(b)
........... 4,220 4,229,283
7.96% , 02/13/38
(c)
........... USD 4,449 4,193,183
8,422,466
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia , 4.50% ,
03/20/28
(b)
................ 400 278,000
Brazil — 0.1%
Federative Republic of Brazil , 10.00% ,
01/01/27 ................. BRL 333 58,126,263
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% ,
03/05/37
(b)
................ USD 2,456 2,400,740
Cameroon — 0.0%
Republic of Cameroon , 9.50% ,
07/31/31
(b)
................ 10,997 10,212,804
Canada — 0.2%
Canadian Government Bond , 2.75% ,
03/01/30 ................. CAD 121,270 88,746,397
Chile — 0.0%
Republic of Chile
3.13% , 01/21/26 ............ USD 259 256,514
2.75% , 01/31/27 ............ 694 675,956
3.75% , 01/14/32 ............ EUR 8,977 10,757,078
Security
Par (000)
Par (000) Value
Chile (continued)
4.34% , 03/07/42 ............ USD 4,800 $ 4,154,400
15,843,948
China — 0.0%
People's Republic of China , 2.11% ,
08/25/34 ................. CNY 121,410 17,534,338
Colombia — 0.4%
Republic of Colombia
5.75% , 11/03/27 ............ COP 336,183,600 75,631,538
7.38% , 04/25/30 ............ USD 10,174 10,525,003
7.75% , 09/18/30 ............ COP 371,393,200 78,265,077
8.00% , 04/20/33 ............ USD 3,108 3,215,226
7.50% , 02/02/34 ............ 586 583,217
8.00% , 11/14/35 ............ 1,318 1,326,237
7.75% , 11/07/36 ............ 2,128 2,083,844
8.75% , 11/14/53 ............ 633 628,094
172,258,236
Costa Rica — 0.1%
Republic of Costa Rica
6.13% , 02/19/31
(b)
........... 10,169 10,463,901
6.55% , 04/03/34
(b)
........... 1,487 1,544,993
7.16% , 03/12/45
(b)
........... 7,830 8,113,838
7.30% , 11/13/54
(c)
........... 1,807 1,870,877
7.30% , 11/13/54
(b)
........... 7,148 7,400,682
29,394,291
Czech Republic — 0.4%
Czech Republic
2.75% , 07/23/29 ............ CZK 858,500 39,399,638
0.95% , 05/15/30
(b)
........... 744,800 31,055,126
5.00% , 09/30/30 ............ 1,342,660 67,537,583
4.50% , 11/11/32 ............ 505,580 24,781,436
4.20% , 12/04/36
(b)
........... 267,710 12,528,113
175,301,896
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95% , 01/25/27
(b)
........... USD 4,104 4,140,936
4.50% , 01/30/30
(c)
........... 4,291 4,076,450
4.50% , 01/30/30
(b)
........... 391 371,450
7.05% , 02/03/31
(c)
........... 4,709 4,935,974
4.88% , 09/23/32
(c)
........... 3,144 2,900,340
4.88% , 09/23/32
(b)
........... 18,004 16,608,690
10.75% , 06/01/36
(b)
.......... DOP 117,950 2,040,062
10.75% , 06/01/36
(c)
.......... 1,361,300 23,545,037
6.95% , 03/15/37
(c)
........... USD 2,163 2,206,530
60,825,469
Ecuador — 0.0%
Republic of Ecuador
(b)(h)
6.90% , 07/31/30 ............ 1,254 1,087,218
5.50% , 07/31/35 ............ 5,892 4,280,618
5.00% , 07/31/40 ............ 7,583 4,763,993
10,131,829
Egypt — 0.2%
Arab Republic of Egypt
4.75% , 04/16/26
(b)
........... EUR 2,316 2,746,036
7.50% , 01/31/27
(b)
........... USD 625 634,344
25.32% , 08/13/27 ........... EGP 11,545 237,317
5.80% , 09/30/27
(b)
........... USD 2,095 2,051,801
24.46% , 10/01/27 ........... EGP 350,356 7,126,142
24.14% , 12/03/27 ........... 37,384 760,402
21.38% , 02/04/28 ........... 535,251 10,599,298
6.59% , 02/21/28
(b)
........... USD 252 249,921
23.44% , 07/01/28 ........... EGP 691,635 14,034,079

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
7.60% , 03/01/29
(b)
........... USD 4,165 $ 4,194,946
8.63% , 02/04/30
(b)
........... 604 610,342
5.63% , 04/16/30
(b)
........... EUR 2,023 2,197,918
7.63% , 05/29/32
(b)
........... USD 30,262 28,007,481
9.45% , 02/04/33
(c)
........... 2,072 2,088,058
8.50% , 01/31/47
(b)
........... 396 321,057
8.50% , 01/31/47
(c)
........... 1,473 1,194,235
7.90% , 02/21/48
(b)
........... 3,269 2,506,146
7.50% , 02/16/61
(b)
........... 1,345 977,479
7.50% , 02/16/61
(c)
........... 16,074 11,681,779
92,218,781
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63% , 02/28/29 ............ 743 774,856
9.25% , 04/17/30 ............ 7,646 8,111,947
7.65% , 06/15/35 ............ 1,516 1,471,657
10,358,460
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia , 6.63% , 12/11/24
(b) (d) (e)
... 564 518,880
France — 0.2%
(b)(c)
Agence France Locale , (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(a) (r)
................. EUR 10,100 11,830,432
French Republic
3.20% , 05/25/35 ............ 21,185 24,810,981
3.00% , 05/25/54 ............ 24,477 23,856,154
60,497,567
Gabon — 0.0%
Gabon Government Bond
9.50% , 02/18/29
(b)
........... USD 12,897 11,771,608
Germany — 0.4%
Federal Republic of Germany
(b)
0.10% , 04/15/26 ............ EUR 59,993 69,780,260
0.00% , 02/15/31 ............ 10,550 10,992,757
1.70% , 08/15/32 ............ 83,140 93,772,731
174,545,748
Ghana — 0.0%
Republic of Ghana
0.00% , 07/03/26
(b) (i)
.......... USD 41 40,059
5.00% , 07/03/29
(b) (h)
.......... 3,260 3,044,025
0.00% , 01/03/30
(b) (i)
.......... 70 58,210
5.00% , 07/03/35
(c) (h)
.......... 8,394 6,491,358
5.00% , 07/03/35
(b) (h)
.......... 372 287,686
9,921,338
Greece — 0.2%
Hellenic Republic , 4.13% , 06/15/54
(b) (c)
EUR 55,250 64,860,620
Guatemala — 0.0%
Republic of Guatemala
4.88% , 02/13/28
(b)
........... USD 5,973 5,890,871
5.25% , 08/10/29
(c)
........... 247 245,024
7.05% , 10/04/32
(c)
........... 2,884 3,064,250
6.60% , 06/13/36
(c)
........... 4,755 4,835,835
14,035,980
Hong Kong — 0.1%
Hong Kong Government Bond
2.16% , 05/26/27 ............ HKD 65,650 8,429,238
2.24% , 08/27/29 ............ 120,450 15,543,519
2.02% , 03/07/34 ............ 41,850 4,987,379
Security
Par (000)
Par (000) Value
Hong Kong (continued)
Hong Kong Government Infrastructure
Bond Programme , 3.84% , 01/16/35 HKD 77,000 $ 10,523,025
39,483,161
Hungary — 0.2%
Hungary Government Bond
5.00% , 02/22/27
(b)
........... EUR 1,887 2,312,815
5.25% , 06/16/29
(c)
........... USD 4,406 4,439,045
4.00% , 07/25/29
(b)
........... EUR 6,309 7,631,450
5.38% , 09/12/33
(b)
........... 2,495 3,165,845
4.50% , 06/16/34
(b)
........... 41,800 49,632,216
5.50% , 06/16/34
(b)
........... USD 362 354,670
7.00% , 10/24/35 ............ HUF 5,495,350 16,131,970
5.50% , 03/26/36
(c)
........... USD 1,225 1,178,168
84,846,179
India — 0.2%
Republic of India
7.30% , 06/19/53 ............ INR 740,000 8,849,842
7.09% , 08/05/54 ............ 4,471,200 52,344,739
61,194,581
Indonesia — 0.7%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 520,839,000 32,628,117
6.50% , 07/15/30 ............ 564,151,000 35,019,568
3.88% , 01/15/33 ............ EUR 2,130 2,557,960
6.63% , 02/15/34 ............ IDR 272,131,000 16,738,256
6.75% , 07/15/35 ............ 1,915,139,000 118,923,844
8.25% , 05/15/36 ............ 234,354,000 16,055,762
7.13% , 06/15/38 ............ 741,897,000 46,718,760
7.13% , 08/15/40 ............ 185,793,000 11,613,811
280,256,078
Ireland — 1.3%
Republic of Ireland
(b)
2.60% , 10/18/34 ............ EUR 412,488 473,792,052
3.15% , 10/18/55 ............ 65,274 71,511,933
545,303,985
Italy — 2.3%
Buoni Poliennali del Tesoro
(b)
3.00% , 10/01/29 ............ 21,800 26,179,800
2.95% , 07/01/30 ............ 452,598 540,081,934
4.00% , 11/15/30 ............ 139,500 174,652,776
3.50% , 02/15/31
(c)
........... 136,100 166,130,559
3.65% , 08/01/35
(c)
........... 64,768 77,683,227
984,728,296
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(b)
........... USD 2,505 2,500,316
5.25% , 03/22/30
(b)
........... EUR 12,876 14,508,455
5.88% , 10/17/31
(b)
........... 4,498 5,005,350
7.63% , 01/30/33
(b)
........... USD 9,563 9,431,509
6.13% , 06/15/33
(b)
........... 11,973 10,888,007
8.08% , 04/01/36
(c)
........... 2,325 2,238,394
8.25% , 01/30/37
(c)
........... 1,091 1,046,683
6.63% , 03/22/48
(b)
........... EUR 6,553 6,017,043
51,635,757
Jamaica — 0.0%
Jamaica Government Bond , 6.75% ,
04/28/28 ................. USD 3,408 3,534,948
Japan — 0.4%
Japan Government Bond
1.40% , 03/20/35 ............ JPY 2,015,250 13,952,043

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
1.50% , 09/20/43 ............ JPY 19,404,000 $ 119,316,982
1.30% , 12/20/43 ............ 6,602,950 39,084,439
2.40% , 03/20/55 ............ 1,698,900 10,825,510
183,178,974
Jordan — 0.0%
Hashemite Kingdom of Jordan
4.95% , 07/07/25
(b)
........... USD 1,930 1,928,842
7.75% , 01/15/28
(b)
........... 284 292,690
7.50% , 01/13/29
(c)
........... 1,950 1,989,916
7.50% , 01/13/29
(b)
........... 1,042 1,063,330
5.85% , 07/07/30
(b)
........... 11,277 10,797,728
16,072,506
Kenya — 0.1%
Republic of Kenya
7.25% , 02/28/28
(b)
........... 10,033 9,794,716
9.75% , 02/16/31
(c)
........... 2,326 2,358,703
9.75% , 02/16/31
(b)
........... 232 235,262
8.00% , 05/22/32
(b)
........... 12,632 11,731,402
24,120,083
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond ,
7.75% , 06/03/30
(c)
........... 2,782 2,735,054
Latvia — 0.0%
Latvia Government Bond , 5.13% ,
07/30/34
(c)
................ 4,095 4,090,045
Lebanon — 0.0%
Lebanese Republic
(b)(d)(e)
6.10% , 10/04/22 ............ 987 186,543
6.00% , 01/27/23 ............ 726 137,214
6.65% , 04/22/24 ............ 660 124,740
6.20% , 02/26/25 ............ 2,051 387,639
6.60% , 11/27/26 ............ 3,409 644,301
6.85% , 03/23/27 ............ 7,525 1,422,225
6.65% , 11/03/28 ............ 16,575 3,132,675
7.00% , 03/23/32 ............ 991 187,299
6,222,636
Malaysia — 0.6%
Malaysia Government Bond
3.58% , 07/15/32 ............ MYR 363,600 87,348,628
4.64% , 11/07/33 ............ 136,772 35,159,548
3.83% , 07/05/34 ............ 168,345 40,951,356
4.05% , 04/18/39 ............ 170,000 41,840,067
3.76% , 05/22/40 ............ 17,340 4,122,353
4.46% , 03/31/53 ............ 76,609 19,549,350
4.28% , 03/23/54 ............ 110,100 27,272,271
256,243,573
Mexico — 0.6%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 12,042 63,359,126
8.50% , 03/01/29 ............ 7,707 40,993,325
8.50% , 05/31/29 ............ 283 1,504,759
7.50% , 05/26/33 ............ 14,854 72,419,615
7.75% , 11/13/42 ............ 3,006 13,288,100
8.00% , 11/07/47 ............ 2,391 10,606,310
United Mexican States
3.75% , 01/11/28 ............ USD 953 938,705
5.40% , 02/09/28 ............ 703 716,709
5.00% , 05/07/29 ............ 210 211,077
6.00% , 05/13/30 ............ 272 282,268
6.35% , 02/09/35 ............ 3,174 3,245,415
6.63% , 01/29/38 ............ 7,358 7,435,259
Security
Par (000)
Par (000) Value
Mexico (continued)
6.34% , 05/04/53 ............ USD 1,729 $ 1,589,815
6.40% , 05/07/54 ............ 2,258 2,079,618
7.38% , 05/13/55 ............ 13,157 13,617,495
232,287,596
Mongolia — 0.0%
State of Mongolia , 3.50% , 07/07/27
(b)
9,000 8,413,313
Montenegro — 0.0%
Republic of Montenegro , 2.88% ,
12/16/27
(b)
................ EUR 2,124 2,447,235
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(b)
........... USD 283 266,374
2.38% , 12/15/27
(c)
........... 202 190,132
5.95% , 03/08/28
(c)
........... 1,557 1,595,147
6.50% , 09/08/33
(c)
........... 1,220 1,283,672
4.75% , 04/02/35
(c)
........... EUR 3,795 4,471,348
7,806,673
Mozambique — 0.0%
Republic of Mozambique
(h)
9.00% , 09/15/31
(c)
........... USD 1,951 1,605,302
9.00% , 09/15/31
(b)
........... 277 227,919
1,833,221
Namibia — 0.0%
Republic of Namibia , 5.25% , 10/29/25
(b)
510 507,134
Nigeria — 0.1%
Federal Republic of Nigeria
7.63% , 11/21/25
(b)
........... 991 997,194
6.13% , 09/28/28
(b)
........... 1,395 1,327,872
8.38% , 03/24/29
(c)
........... 1,640 1,650,250
8.38% , 03/24/29
(b)
........... 7,283 7,328,519
7.14% , 02/23/30
(b)
........... 9,486 9,014,641
7.88% , 02/16/32
(b)
........... 12,719 12,038,533
10.38% , 12/09/34
(c)
.......... 8,209 8,627,659
7.63% , 11/28/47
(b)
........... 1,624 1,297,170
9.25% , 01/21/49
(b)
........... 921 855,379
43,137,217
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% ,
03/13/27
(b)
................ EUR 1,600 1,970,437
Oman — 0.0%
Oman Government Bond , 6.75% ,
01/17/48
(b)
................ USD 3,561 3,669,611
Pakistan — 0.0%
(b)
Islamic Republic of Pakistan
6.00% , 04/08/26 ............ 638 628,111
6.88% , 12/05/27 ............ 1,862 1,759,590
Pakistan Global Sukuk Programme Co.
Ltd. (The) , 7.95% , 01/31/29 ..... 8,750 8,443,750
10,831,451
Panama — 0.0%
Republic of Panama
7.13% , 01/29/26 ............ 624 631,488
7.50% , 03/01/31 ............ 11,078 11,786,992
8.00% , 03/01/38 ............ 1,649 1,764,430
14,182,910
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74% , 01/29/33 ............ 1,937 1,649,859

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.60% , 03/13/48 ............ USD 1,577 $ 1,398,799
3,048,658
Peru — 0.2%
Republic of Peru
2.78% , 01/23/31 ............ 2,793 2,507,206
1.86% , 12/01/32 ............ 2,380 1,904,000
6.85% , 08/12/35
(c)
........... PEN 245,758 71,452,732
75,863,938
Philippines — 0.6%
Republic of Philippines
4.63% , 07/17/28 ............ USD 200 201,250
6.25% , 02/28/29 ............ PHP 9,906,050 176,992,959
6.38% , 07/27/30 ............ 1,026,000 18,436,204
6.25% , 01/25/34 ............ 1,143,160 20,195,312
6.38% , 04/28/35 ............ 1,333,730 23,633,783
239,459,508
Poland — 0.6%
Republic of Poland
5.75% , 04/25/29 ............ PLN 404,238 115,403,004
4.75% , 07/25/29 ............ 219,034 60,472,794
2.75% , 10/25/29 ............ 75,552 19,321,323
5.00% , 01/25/30 ............ 118,000 32,892,907
4.88% , 02/12/30 ............ USD 995 1,011,726
4.88% , 10/04/33 ............ 798 791,903
5.00% , 10/25/34 ............ PLN 84,651 22,725,084
2.00% , 08/25/36 ............ 42,228 10,383,429
5.50% , 04/04/53 ............ USD 2,921 2,717,260
265,719,430
Qatar — 0.0%
State of Qatar , 3.25% , 06/02/26
(b)
... 619 612,346
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08% , 11/08/28 ........... TRY 190,361 4,560,890
30.00% , 09/12/29 ........... 292,920 6,875,586
9.13% , 07/13/30 ............ USD 590 652,873
7.13% , 02/12/32 ............ 4,196 4,196,252
9.38% , 01/19/33 ............ 733 825,472
26.20% , 10/05/33 ........... TRY 413,433 9,704,336
7.63% , 05/15/34 ............ USD 200 205,000
27,020,409
Romania — 0.1%
Romania Government Bond
5.00% , 09/27/26
(b)
........... EUR 660 798,586
5.25% , 11/25/27
(c)
........... USD 789 788,014
5.25% , 11/25/27
(b)
........... 942 940,822
6.63% , 02/17/28
(b)
........... 132 136,099
2.13% , 03/07/28
(b)
........... EUR 3,913 4,443,383
5.88% , 01/30/29
(b)
........... USD 4,762 4,785,810
2.12% , 07/16/31
(b)
........... EUR 3,455 3,385,600
3.63% , 03/27/32
(b)
........... USD 554 474,883
5.88% , 07/11/32
(c)
........... EUR 4,238 5,030,891
6.25% , 09/10/34
(c)
........... 4,000 4,744,500
2.75% , 04/14/41
(b)
........... 628 461,191
25,989,779
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
2.90% , 10/22/25
(b)
........... USD 1,356 1,347,864
5.13% , 01/13/28
(c)
........... 583 592,328
4.75% , 01/18/28
(b)
........... 1,285 1,292,697
4.50% , 04/17/30
(b)
........... 2,741 2,737,574
5.00% , 01/18/53
(c)
........... 2,664 2,261,736
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.00% , 01/18/53
(b)
........... USD 577 $ 489,873
3.45% , 02/02/61
(b)
........... 10,042 6,194,709
14,916,781
Senegal — 0.0%
Republic of Senegal , 4.75% , 03/13/28
(b)
EUR 1,019 948,262
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(b)
........... USD 1,937 2,035,313
6.00% , 06/12/34
(c)
........... 2,206 2,223,372
4,258,685
Singapore — 0.2%
Republic of Singapore
2.75% , 03/01/35 ............ SGD 66,650 54,966,200
3.25% , 06/01/54
(b)
........... 12,050 11,285,917
66,252,117
South Africa — 1.1%
Republic of South Africa
5.88% , 09/16/25 ............ USD 411 410,675
3.75% , 07/24/26 ............ EUR 491 581,121
8.00% , 01/31/30 ............ ZAR 4,980,290 276,490,626
7.00% , 02/28/31 ............ 2,257,596 117,301,214
7.10% , 11/19/36
(c)
........... USD 2,624 2,597,104
8.50% , 01/31/37 ............ ZAR 937,928 46,080,113
9.00% , 01/31/40 ............ 272,248 13,286,246
5.00% , 10/12/46 ............ USD 2,130 1,488,338
5.75% , 09/30/49 ............ 3,780 2,838,780
7.95% , 11/19/54
(c)
........... 3,363 3,204,939
464,279,156
South Korea — 0.2%
Republic of Korea
2.63% , 03/10/30 ............ KRW 56,098,040 41,585,519
3.00% , 12/10/34 ............ 27,876,460 20,883,978
62,469,497
Spain — 3.3%
Bonos y Obligaciones del Estado
3.50% , 05/31/29 ............ EUR 95,710 117,587,792
2.70% , 01/31/30 ............ 520,654 619,830,466
3.15% , 04/30/33
(b) (c)
.......... 30,606 36,643,344
3.25% , 04/30/34
(b) (c)
.......... 83,221 99,486,775
3.45% , 10/31/34
(b) (c)
.......... 297,972 360,523,907
3.15% , 04/30/35
(b) (c)
.......... 26,624 31,315,639
3.90% , 07/30/39
(b) (c)
.......... 23,720 28,987,810
2.90% , 10/31/46
(b) (c)
.......... 45,767 46,893,773
3.45% , 07/30/66
(b) (c)
.......... 42,500 43,763,564
1,385,033,070
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00% , 04/15/28
(b)
........... USD 14,756 13,826,578
4.00% , 04/15/28
(c)
........... 453 424,217
3.10% , 01/15/30
(b) (h)
.......... 32 28,496
3.10% , 01/15/30
(c) (h)
.......... 498 443,063
3.35% , 03/15/33
(c) (h)
.......... 976 788,055
3.60% , 06/15/35
(b) (h)
.......... 12,311 8,397,641
3.60% , 06/15/35
(c) (h)
.......... 659 449,499
3.60% , 05/15/36
(b) (h)
.......... 1,700 1,381,250
3.60% , 05/15/36
(c) (h)
.......... 457 371,588
3.60% , 02/15/38
(b) (h)
.......... 2,500 2,036,562
3.60% , 02/15/38
(c) (h)
.......... 915 745,436
28,892,385

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand — 0.3%
Kingdom of Thailand
2.50% , 11/17/29 ............ THB 2,493,552 $ 80,027,228
2.41% , 03/17/35 ............ 1,549,307 50,948,949
4.00% , 06/17/55 ............ 198,382 8,405,166
139,381,343
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50% , 08/04/26
(b)
........... USD 447 441,189
6.40% , 06/26/34
(b)
........... 6,330 6,216,060
6.40% , 06/26/34
(c)
........... 3,494 3,431,108
10,088,357
Tunisia — 0.0%
Tunisian Republic , 6.38% , 07/15/26
(b)
EUR 2,023 2,348,940
Ukraine — 0.1%
Ukraine Government Bond
1.75% , 02/01/29
(c) (h)
.......... USD 8,578 5,286,374
1.75% , 02/01/29
(b) (h)
.......... 7,240 4,461,650
0.00% , 02/01/30
(c) (h)
.......... 1,118 534,471
0.00% , 02/01/30
(b) (h)
.......... 58 27,738
0.00% , 02/01/34
(b) (h)
.......... 548 209,884
0.00% , 02/01/34
(c) (h)
.......... 4,176 1,599,485
1.75% , 02/01/34
(b) (h)
.......... 928 477,920
1.75% , 02/01/34
(c) (h)
.......... 5,385 2,773,200
0.00% , 02/01/35
(c) (h)
.......... 3,529 1,653,755
0.00% , 02/01/35
(b) (h)
.......... 1,579 739,909
1.75% , 02/01/35
(c) (h)
.......... 6,445 3,273,913
1.75% , 02/01/35
(b) (h)
.......... 303 153,924
0.00% , 02/01/36
(b) (h)
.......... 834 389,895
0.00% , 02/01/36
(c) (h)
.......... 2,116 989,038
1.75% , 02/01/36
(c) (h)
.......... 7,894 3,917,539
1.75% , 02/01/36
(b) (h)
.......... 7,454 3,699,047
0.00% , 08/01/41
(a) (b) (d) (e)
....... 7,492 5,356,780
35,544,522
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
4.88% , 04/30/29 ............ 386 394,928
3.90% , 09/09/50 ............ 2,995 2,114,380
2,509,308
United Kingdom — 1.3%
U.K. Treasury Bonds
(b)
4.38% , 03/07/30 ............ GBP 280,939 392,494,709
3.50% , 01/22/45 ............ 33,536 36,665,436
3.75% , 10/22/53 ............ 37,893 40,372,617
4.38% , 07/31/54 ............ 24,400 29,011,342
0.50% , 10/22/61 ............ 152,687 54,502,632
553,046,736
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 159,651 4,215,134
5.25% , 09/10/60 ............ USD 3,400 3,080,286
7,295,420
Uzbekistan — 0.1%
Republic of Uzbekistan
5.38% , 05/29/27
(b)
........... EUR 7,545 9,104,313
5.38% , 05/29/27
(c)
........... 8,701 10,499,222
16.63% , 05/29/27
(b)
.......... UZS 2,540,000 206,319
7.85% , 10/12/28
(b)
........... USD 1,129 1,202,611
7.85% , 10/12/28
(c)
........... 1,763 1,877,947
22,890,412
Security
Par (000)
Par (000) Value
Venezuela — 0.0%
Bolivarian Republic of Venezuela ,
11.95% , 08/05/31
(b) (d) (e)
........ USD 11,813 $ 2,226,788
Zambia — 0.0%
Republic of Zambia
(b)
5.75% , 06/30/33
(h)
........... 638 585,300
0.50% , 12/31/53 ............ 4,552 3,083,980
3,669,280
Total Foreign Government Obligations — 17.5%
(Cost: $ 7,160,519,947 ) ........................... 7,452,971,058
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(e) (o) (u)
..... 2,096,447 128,323,521
Total Grantor Trust — 0.3%
(Cost: $ 92,834,364 ) .............................. 128,323,521
Investment Companies
Health Care Select Sector SPDR Fund 78,030 10,517,664
iShares 0-5 Year TIPS Bond ETF
(u)
.. 401,690 41,337,918
iShares AAA CLO Active ETF
(u)
.... 300,000 15,576,000
iShares China Large-Cap ETF
(u)
.... 26,615 978,367
iShares High Yield Muni Active ETF
(u)
396,000 19,257,480
iShares iBoxx $ High Yield Corporate
Bond ETF
(l) (u)
............... 2,440,665 196,839,632
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(l) (u)
....... 263,588 28,891,881
iShares MSCI Brazil ETF
(u)
....... 298,064 8,599,146
SPDR S&P Regional Banking ETF
(l)
. 152,001 9,027,339
VanEck JPMorgan EM Local Currency
Bond ETF ................. 890,283 22,568,674
VanEck Semiconductor ETF
(e) (l)
.... 56,000 15,617,280
Vanguard Intermediate-Term Corporate
Bond ETF
(l)
................ 1,573,283 130,456,626
Vanguard Long-Term Corporate Bond
ETF
(l)
.................... 570,850 43,327,515
Xtrackers Harvest CSI 300 China
A-Shares ETF , Class A ........ 7,601 209,332
Total Investment Companies — 1.3%
(Cost: $ 519,012,660 ) ............................. 543,204,854
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024 ,
RB , 7.38% , 10/01/29
(c)
........ 8,225 8,519,657
California - 0 .2%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 6.92% , 04/01/40 ......... 3,115 3,484,257
California State Public Works Board ,
Series 2009G, Sub-Series G-2 , RB ,
8.36% , 10/01/34 ............ 6,820 8,089,168
Central Unified School District , Series
2021A , GO , 3.00% , 08/01/44 .... 5,000 3,760,978
City of Riverside , Series 2010A , RB ,
7.61% , 10/01/40 ............ 3,805 4,524,357

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco , Series 2025,
Sub-Series D , RB , 5.00% , 11/01/55 USD 3,785 $ 3,872,708
Contra Costa Community College
District , Series 2010B , GO ,
6.50% , 08/01/34 ............ 3,205 3,463,798
Golden State Tobacco Securitization
Corp. , Series 2021B , RB ,
2.75% , 06/01/34 ............ 4,140 3,617,156
San Francisco City & County Airport
Comm-San Francisco International
Airport , Series 2022-2B , RB ,
5.00% , 05/01/52 ............ 12,910 13,134,083
State of California
Series 2009 , GO , 7.50% , 04/01/34 2,155 2,499,118
Series 2009 , GO , 7.55% , 04/01/39 4,840 5,802,169
Series 2009 , GO , 7.30% , 10/01/39 3,720 4,301,721
Series 2009 , GO , 7.35% , 11/01/39 2,270 2,637,609
State of California Department of
Water Resources , Series BC , RB ,
1.77% , 12/01/34 ............ 4,600 3,570,114
62,757,236
Colorado - 0.0%
City & County of Denver , Series 2022A ,
GO , 5.00% , 08/01/37 ......... 10,000 10,920,838
City of Greeley
Series 2022 , RB , 3.00% , 08/01/38 1,275 1,090,833
Series 2022 , RB , 3.00% , 08/01/39 1,340 1,118,724
Series 2022 , RB , 3.00% , 08/01/40 1,380 1,121,116
Colorado Health Facilities Authority ,
Series 2016A , RB , 4.00% , 11/15/46 6,035 5,176,453
Denver City & County School
District No. 1 , Series 2022A , GO ,
5.00% , 12/01/45 ............ 5,950 6,113,434
Mesa County Valley School District No.
51 Grand Junction , Series 2025 ,
GO , 5.25% , 12/01/49 ......... 6,070 6,369,165
31,910,563
Delaware - 0.0%
University of Delaware , Series 2010A ,
RB , 5.87% , 11/01/40 ......... 7,500 7,830,598
District of Columbia - 0 .1%
District of Columbia Income Tax , Series
2025A , RB , 5.25% , 06/01/50 .... 15,345 16,035,279
Florida - 0 .1%
Brevard County Health Facilities
Authority , Series 2022A , RB ,
5.00% , 04/01/47 ............ 9,000 8,980,079
County of Broward Airport System ,
Series 2019C , RB , 2.91% , 10/01/32 3,100 2,772,996
County of Miami-Dade , Series 2019E ,
RB , 2.53% , 10/01/30 ......... 7,590 6,957,738
County of Miami-Dade Water &
Sewer System , Series 2024A , RB ,
5.25% , 10/01/54 ............ 15,010 15,500,522
Hillsborough County Aviation
Authority , Series 2024B , RB, AMT ,
5.50% , 10/01/49 ............ 3,755 3,902,337
Hillsborough County Industrial
Development Authority , Series
2024C , RB , 5.25% , 11/15/49 .... 7,435 7,651,190
Sumter Landing Community
Development District , Series 2016 ,
RB , 4.17% , 10/01/47 ......... 2,555 2,205,525
Security
Par (000)
Par (000) Value
Florida (continued)
Tampa Bay Water , Series 2024A , RB ,
5.25% , 10/01/54 ............ USD 11,230 $ 11,654,598
59,624,985
Georgia - 0.0%
State of Georgia
Series 2022A , GO , 4.00% , 07/01/40 3,950 3,880,256
Series 2022A , GO , 4.00% , 07/01/41 7,890 7,728,371
11,608,627
Kansas - 0.0%
Johnson County Unified School District
No. 231 Gardner - Edgerton , Series
2025 , GO , 5.25% , 10/01/50
(g)
.... 5,010 5,168,878
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A , RB , 3.00% , 05/15/47 8,000 5,819,457
Massachusetts - 0 .2%
Commonwealth of Massachusetts
Series 2009E , GO , 5.46% , 12/01/39 805 817,948
Series 2019H , GO , 2.90% , 09/01/49 1,055 708,752
Series 2025C , GO ,
5.00% , 06/01/51
(g)
......... 11,335 11,556,769
Massachusetts Housing Finance
Agency
Series 2014B , RB, AMT ,
4.50% , 12/01/39 .......... 385 363,224
Series 2015A , RB, AMT ,
4.35% , 12/01/40 .......... 335 318,661
Massachusetts School Building
Authority
Series 2019B , RB , 2.87% , 10/15/31 11,415 10,426,685
Series 2019B , RB , 2.97% , 10/15/32 9,240 8,336,846
32,528,885
Michigan - 0 .1%
Great Lakes Water Authority Water
Supply System
Series 2023B , RB , 5.25% , 07/01/53 9,320 9,578,773
Series 2025C , RB ,
5.25% , 07/01/55
(g)
......... 4,175 4,302,242
Michigan State Building Authority ,
Series 2025I , RB , 5.00% , 10/15/50
(g)
3,790 3,851,490
Michigan State University , Series
2025A , RB , 5.00% , 02/15/55 .... 5,805 5,865,210
23,597,715
Minnesota - 0.0%
State of Minnesota , Series 2021A , GO ,
4.00% , 09/01/38 ............ 7,785 7,801,827
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A , RB , 3.00% , 02/15/38 1,530 1,328,493
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021 ,
RB , 3.00% , 07/01/51 ......... 4,965 3,362,385
New Jersey Transportation Trust Fund
Authority , Series 2024CC , RB ,
5.25% , 06/15/50 ............ 11,220 11,501,015
New Jersey Turnpike Authority , Series
2025A , RB , 5.25% , 01/01/55 .... 4,345 4,510,622

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Rutgers The State University of
New Jersey , Series 2019R , RB ,
3.27% , 05/01/43 ............ USD 3,750 $ 2,957,852
22,331,874
New York - 0 .4%
City of New York
Series 2025G, Sub-Series G-1 , GO ,
5.25% , 02/01/50 .......... 15,015 15,536,088
Series 2025H , GO , 6.29% , 02/01/45 3,730 3,914,849
Empire State Development Corp.
Series 2020E , RB , 4.00% , 03/15/38 2,745 2,711,219
Series 2021B , RB , 2.01% , 03/15/30 7,085 6,408,863
Series 2021B , RB , 2.50% , 03/15/33 9,725 8,399,163
Long Island Power Authority , Series
2024A , RB , 5.00% , 09/01/49 .... 3,715 3,777,468
New York City Municipal Water Finance
Authority
Series 2010AA-1 , RB ,
5.75% , 06/15/41 .......... 1,610 1,631,099
Series 2011AA , RB ,
5.44% , 06/15/43 .......... 4,775 4,680,375
Series 2024BB, Sub-Series BB-2 ,
RB , 5.25% , 06/15/47 ....... 8,270 8,626,562
New York City Transitional Finance
Authority , Series 2025D , RB ,
5.25% , 05/01/48 ............ 13,815 14,387,423
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3 , RB ,
3.90% , 08/01/31 ............ 11,870 11,503,721
New York State Dormitory Authority ,
Series 2024A , RB , 5.00% , 03/15/53 11,150 11,274,572
State of New York , Series 2019B , GO ,
2.80% , 02/15/32 ............ 11,215 10,205,238
Triborough Bridge & Tunnel
Authority , Series 2022D-2 , RB ,
5.25% , 05/15/47 ............ 7,175 7,437,692
United Nations Development Corp. ,
Series 2025A , RB , 6.54% , 08/01/55 3,505 3,660,048
114,154,380
North Carolina - 0.0%
City of Charlotte , Series 2021A , RB ,
3.00% , 07/01/46 ............ 12,525 8,952,052
Ohio - 0 .1%
American Municipal Power, Inc. , Series
2010A , RB , 7.83% , 02/15/41 .... 4,015 4,753,630
Columbus Regional Airport Authority ,
Series 2025A , RB, AMT ,
5.50% , 01/01/55 ............ 21,605 22,245,683
JobsOhio Beverage System , Series
2013B , RB , 3.99% , 01/01/29 .... 4,340 4,332,908
State of Ohio , Series 2020C , GO ,
5.00% , 03/01/39 ............ 4,095 4,369,712
35,701,933
Oklahoma - 0.0%
Oklahoma Capitol Improvement
Authority , Series 2025A , RB ,
5.25% , 07/01/50 ............ 11,225 11,779,891
Oregon - 0.0%
Oregon School Boards Association
Series 2002B , GO , 5.55% , 06/30/28 5,466 5,499,279
Series 2005A , GO , 4.76% , 06/30/28 2,110 2,113,703
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 ............ USD 2,141 $ 2,190,691
9,803,673
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2025A , RB, AMT ,
5.50% , 01/01/50
(g)
........... 3,775 3,965,165
Commonwealth Financing Authority ,
Series 2016A , RB , 4.14% , 06/01/38 1,580 1,459,760
5,424,925
Puerto Rico - 0 .2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00% , 11/01/51
(d) (e) (v)
97,729 51,698,367
Puerto Rico Electric Power Authority
(d)(e)
Series 2003NN , RB ,
5.50% , 07/01/20 .......... 2,060 993,950
Series 2007TT , RB , 5.00% , 07/01/24 1,915 923,988
Series 2008WW , RB ,
5.38% , 07/01/24 .......... 1,530 738,225
Series 2008WW , RB ,
5.25% , 07/01/33 .......... 2,930 1,413,725
Series 2008WW , RB ,
5.50% , 07/01/38 .......... 6,160 2,972,200
Series 2010AAA , RB ,
5.25% , 07/01/21 .......... 1,710 825,075
Series 2010AAA , RB ,
5.25% , 07/01/26 .......... 940 453,550
Series 2010CCC , RB ,
5.25% , 07/01/28 .......... 1,635 788,887
Series 2010ZZ , RB , 5.00% , 07/01/18 1,225 591,063
Series 2010ZZ , RB , 5.25% , 07/01/25 500 241,250
Series 2010ZZ , RB , 5.25% , 07/01/26 1,150 554,875
Series 2010ZZ , RB , 5.25% , 12/31/49 6,255 3,018,038
Series 2013A , RB , 5.00% , 07/01/42 6,800 3,281,000
Series 2013A , RB , 5.05% , 07/01/42 1,030 496,975
Series 2013A , RB , 7.00% , 07/01/43 7,405 3,572,912
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1 , RB ,
4.75% , 07/01/53 ............ 2,048 1,871,777
74,435,857
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3 , RB , 3.85% , 07/01/43 765 681,842
Series 2018-3 , RB , 3.95% , 01/01/49 615 530,978
1,212,820
Texas - 0 .2%
City of San Antonio Electric & Gas
Systems , Series 2024B , RB ,
5.00% , 02/01/54 ............ 16,145 16,343,307
Dallas Fort Worth International Airport ,
Series 2019A , RB , 3.14% , 11/01/45 2,360 1,758,473
Hutto Independent School District ,
Series 2025 , GO , 5.00% , 08/01/50
(g)
7,745 7,897,252
North Texas Municipal Water District ,
Series 2025 , RB , 5.00% , 06/01/55 3,785 3,823,288
Northwest Independent School District ,
Series 2025 , GO , 5.25% , 02/15/55
(g)
7,580 7,874,235
Port of Beaumont Navigation
District , Series 2024B , RB ,
10.00% , 07/01/26
(c)
.......... 17,945 18,370,009
Temple College , Series 2021 , GO ,
3.00% , 07/01/46 ............ 6,035 4,292,838

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Texas A&M University , Series 2017B ,
RB , 2.84% , 05/15/27 ......... USD 5,965 $ 5,835,763
University of Houston , Series 2020A ,
RB , 3.00% , 02/15/44 ......... 5,530 4,173,202
70,368,367
Utah - 0.0%
City of Salt Lake City , Series 2021A ,
RB, AMT , 5.00% , 07/01/46 ..... 12,445 12,182,503
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1 , RB ,
6.71% , 06/01/46 ............ 9,325 7,620,795
Virginia Small Business Financing
Authority , Series 2017 , RB, AMT ,
5.00% , 12/31/47 ............ 2,900 2,868,497
10,489,292
Washington - 0.0%
State of Washington , Series 2022A ,
GO , 5.00% , 08/01/39 ......... 10,000 10,563,316
Washington Health Care Facilities
Authority , Series 2015A , RB ,
4.00% , 10/01/45 ............ 15,260 12,972,419
23,535,735
Total Municipal Bonds — 1.6%
(Cost: $ 714,450,293 ) ............................. 674,905,502
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6 .1%
Australia — 0.1%
(a)(b)
RESIMAC Premier, Series 2025-1,
Class A, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00%
Floor + 1.10%), 4.84%, 09/12/56 . AUD 11,500 7,576,823
SAPPHIRE XXXII TRUST, Series
2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.10%), 4.84%,
06/14/66 ................. 21,110 13,841,585
21,418,408
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
................ USD 7,537 7,422,863
Ireland — 0.0%
(a)
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 2.75%, 05/20/62
(b)
... EUR 1,835 2,163,045
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.00%, 05/20/62
(b)
... 518 606,598
Dilosk Rmbs No. 9 Dac, Series 9, Class
A, (3-mo. EURIBOR at 0.00% Floor
+ 0.68%), 2.84%, 01/25/63
(b)
.... 4,747 5,594,724
8,364,367
Security
Par (000)
Par (000) Value
Italy — 0.0%
Miltonia Mortgage Finance SRL,  Class
B, (3-mo. EURIBOR at 0.00% Floor
+ 1.30%), 3.46%, 04/28/62
(a) (b)
... EUR 8,612 $ 10,001,600
Netherlands — 0.1%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 2.60%, 06/15/53
(b)
... 1,511 1,779,730
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.26%, 02/15/55
(b)
... 2,162 2,572,663
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.84%, 02/15/55
(b)
... 803 955,501
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.71%), 3.01%, 04/16/57
(b)
... 5,734 6,756,392
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.26%, 07/28/58
(b)
... 740 872,133
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.86%, 04/28/59
(b)
... 1,613 1,900,141
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.96%, 04/28/59
(b)
... 820 963,923
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.21%, 04/28/59
(b)
... 504 591,499
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.72%,
09/18/62
(b)
.............. 4,784 5,638,302
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.05%,
09/18/62
(b)
.............. 1,030 1,215,352
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.40%,
09/18/62
(b)
.............. 163 190,999
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 3.90%,
09/18/62
(b)
.............. 111 129,599
23,566,234
United Kingdom — 1.3%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.03%,
02/25/60
(b)
.............. GBP 2,955 4,076,354
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.37%,
01/20/61
(b)
.............. 3,748 5,171,098
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
01/20/61
(b)
.............. 1,494 2,071,917
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.97%,
01/20/61
(b)
.............. 987 1,377,551

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 8.02%,
01/20/61
(b)
.............. GBP 505 $ 709,619
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 5.07%,
09/20/61
(b)
.............. 10,295 14,173,948
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.52%,
09/20/61
(b)
.............. 1,601 2,213,889
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.77%,
09/20/61
(b)
.............. 1,103 1,513,553
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.42%,
09/20/61
(b)
.............. 365 502,150
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 5.32%,
07/20/45
(b)
................ 2,671 3,680,626
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 5.92%, 08/27/58
(b)
..... 520 714,238
Bletchley Park Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.42%,
01/27/70
(b)
.............. 2,440 3,350,485
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
01/27/70
(b)
.............. 746 1,024,354
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.88%), 6.10%,
01/27/70
(b)
.............. 728 999,634
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.38%), 7.60%,
01/27/70
(b)
.............. 998 1,370,354
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 5.08%,
02/15/67
(b)
.............. 8,107 11,164,769
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.44%,
02/15/67
(b)
.............. 2,883 3,983,546
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 5.08%,
05/17/67
(b)
.............. 6,074 8,373,336
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.34%,
05/17/67
(b)
.............. 1,247 1,716,263
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.64%,
05/17/67
(b)
.............. 1,046 1,439,528
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.63%,
12/12/64
(b)
.............. GBP 2,600 $ 3,579,468
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.13%,
06/14/66
(b)
.............. 981 1,348,882
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.78%), 5.00%,
06/17/58
(b)
.............. 1,211 1,663,102
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.42%,
06/17/58
(b)
.............. 382 524,642
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.82%,
06/17/58
(b)
.............. 102 140,023
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.70%,
01/17/59
(b)
.............. 2,813 3,869,632
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 6.10%,
01/17/59
(b)
.............. 178 243,368
Castell plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.97%), 5.19%,
01/27/62
(b)
.............. 5,322 7,326,057
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
01/27/62
(b)
.............. 1,907 2,619,060
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.77%,
01/27/62
(b)
.............. 712 977,853
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.22%,
01/27/62
(b)
.............. 407 558,966
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.72%,
01/27/62
(b)
.............. 1,165 1,599,964
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 5.24%,
04/28/60
(b)
.............. 8,441 11,621,311
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.67%,
04/28/60
(b)
.............. 929 1,276,888
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.97%,
04/28/60
(b)
.............. 973 1,337,362

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.67%,
04/28/60
(b)
.............. GBP 1,062 $ 1,457,423
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 7.97%,
04/28/60
(b)
.............. 929 1,275,228
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
12/27/55
(b)
.............. 1,409 1,949,461
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
12/27/55
(b)
.............. 1,969 2,715,954
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.22%,
12/27/55
(b)
.............. 2,438 3,369,682
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 5.09%,
03/22/57
(b)
.............. 4,572 6,293,529
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.17%,
03/22/57
(b)
.............. 4,410 6,057,566
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.77%,
03/22/57
(b)
.............. 1,133 1,562,404
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
5.34%, 10/21/55
(b)
........... 1,297 1,789,003
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.10%,
03/25/94
(b)
.............. 8,088 11,133,222
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
03/25/94
(b)
.............. 967 1,339,255
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
03/25/94
(b)
.............. 454 628,967
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 7.02%,
03/25/94
(b)
.............. 196 268,574
Finsbury Square Green plc
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 5.22%,
12/16/67
(b)
.............. 1,470 2,019,704
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 5.47%,
12/16/67
(b)
.............. 1,045 1,437,125
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.02%,
12/16/71
(b)
.............. GBP 841 $ 1,155,918
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
12/16/71
(b)
.............. 1,339 1,843,595
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
12/16/71
(b)
.............. 371 508,950
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
12/16/71
(b)
.............. 200 272,987
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.17%,
12/16/67
(b)
.............. 218 299,733
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.22%,
12/16/73
(b)
.............. 1,294 1,789,516
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.72%,
12/16/73
(b)
.............. 1,236 1,706,911
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.72%,
12/16/73
(b)
.............. 873 1,203,569
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.64%, 06/18/39
(b)
5,844 7,927,893
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.37%,
09/28/55
(b)
.............. 741 1,011,298
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
09/28/55
(b)
.............. 441 599,744
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.47%,
11/27/54
(b)
.............. 4,073 5,666,397
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 7.07%,
11/27/54
(b)
.............. 1,077 1,505,970
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 5.22%,
12/21/55
(b)
.............. 6,040 8,342,084
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
12/21/55
(b)
.............. 5,514 7,666,595

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.72%,
12/21/55
(b)
.............. GBP 5,089 $ 7,121,036
Hops Hill No. 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.10%,
04/21/56
(b)
.............. 2,295 3,165,117
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.52%,
04/21/56
(b)
.............. 980 1,347,562
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
04/21/56
(b)
.............. 2,900 3,986,807
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.52%,
04/21/56
(b)
.............. 1,795 2,478,259
Hops Hill No. 5 plc
Series 5, Class B, (Sterling
Overnight Index Average +
1.00%), 0.00%, 06/21/56
(b)
... 1,578 2,166,042
Series 5, Class C, (Sterling
Overnight Index Average +
1.45%), 0.00%, 06/21/56
(b)
... 1,233 1,692,477
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.95%,
07/20/55
(b)
.............. 29,187 40,321,945
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.50%,
07/20/55
(b)
.............. 9,209 12,776,736
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.25%,
07/20/55
(b)
.............. 6,280 8,697,600
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 4.90%,
07/20/58
(b)
.............. 1,430 1,961,001
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.20%,
07/20/58
(b)
.............. 266 364,823
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.50%,
07/20/58
(b)
.............. 158 216,645
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.90%,
07/20/58
(b)
.............. 103 141,321
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.02%,
03/15/61
(b)
.............. 1,087 1,495,956
London Bridge Mortgages plc, Series
2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor +
1.40%), 5.63%, 03/20/67
(b)
..... 641 880,244
Security
Par (000)
Par (000) Value
United Kingdom (continued)
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 4.99%,
05/15/51
(b)
.............. GBP 982 $ 1,347,596
Series 2021-FL2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.04%,
05/15/52
(b)
.............. 678 931,095
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.74%,
05/15/57
(b)
.............. 8,673 11,892,479
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.24%,
05/15/57
(b)
.............. 4,150 5,693,809
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.20%,
04/18/61
(b)
................ 2,197 3,021,860
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.37%,
09/22/67
(b)
.............. 2,390 3,284,334
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.77%,
09/22/67
(b)
.............. 821 1,130,138
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.32%,
09/22/67
(b)
.............. 198 272,317
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 4.92%,
06/23/53
(b)
.............. 1,402 1,923,433
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.32%,
06/23/53
(b)
.............. 334 457,954
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.67%,
06/23/53
(b)
.............. 110 151,071
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.22%,
12/22/56
(b)
.............. 764 1,058,488
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.22%,
12/22/56
(b)
.............. 832 1,166,264
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.27%,
12/22/56
(b)
.............. 764 1,075,308
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.27%,
12/01/50
(b)
................ EUR 949 1,066,248

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 2.62%,
11/15/38
(b)
................ EUR 385 $ 442,266
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 1.50%), 5.75%, 07/25/45
(b)
GBP 8,264 11,348,482
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.32%,
09/21/54
(b)
.............. 3,245 4,470,458
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
09/21/54
(b)
.............. 2,246 3,109,473
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.02%,
12/22/53
(b)
.............. 1,879 2,578,703
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
12/22/53
(b)
.............. 1,728 2,376,534
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.42%,
09/21/61
(b)
.............. 138 190,117
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.53%,
03/21/62
(b)
.............. 458 628,929
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 6.08%,
03/21/62
(b)
.............. 151 207,351
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 5.20%,
07/16/60
(b)
................ 1,572 2,165,446
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
10/23/59
(b)
.............. 421 578,994
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.22%,
10/23/59
(b)
.............. 307 421,411
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 7.62%,
10/23/59
(b)
.............. 538 738,173
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
02/23/61
(b)
.............. 549 757,514
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.97%,
02/23/61
(b)
.............. 2,389 3,337,979
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 7.87%,
02/23/61
(b)
.............. GBP 1,770 $ 2,484,276
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.57%,
02/23/61
(b)
.............. 1,093 1,537,907
Series 2023-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
09/27/59
(b)
.............. 3,462 4,780,683
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.47%,
09/27/59
(b)
.............. 2,321 3,234,264
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.42%,
09/27/59
(b)
.............. 2,150 3,034,097
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 8.47%,
09/27/59
(b)
.............. 1,337 1,871,193
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.92%,
02/26/61
(b)
.............. 1,671 2,306,185
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.92%,
02/26/61
(b)
.............. 566 786,594
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.22%,
02/26/61
(b)
.............. 356 491,600
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 5.04%,
02/26/68
(b)
.............. 7,213 9,915,631
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.27%,
02/26/68
(b)
.............. 1,631 2,239,372
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
02/26/68
(b)
.............. 1,566 2,147,235
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.02%,
02/26/68
(b)
.............. 529 725,348
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.18%), 6.40%,
10/16/56
(b)
.............. 115 158,856
Series 2020-1B, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.77%,
10/16/56
(b)
.............. 100 138,795
Series 2020-1B, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.93%), 7.15%,
10/16/56
(b)
.............. 100 138,539

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.20%, 06/12/44
(b)
.. EUR 85 $ 98,161
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.49%,
06/12/44
(b)
.............. GBP 211 284,313
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.22%, 06/12/44
(b)
.. EUR 1,394 1,566,261
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.12%,
06/28/50
(b)
.............. GBP 1,436 1,972,697
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.57%,
06/28/50
(b)
.............. 1,121 1,539,310
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
06/28/50
(b)
.............. 2,576 3,527,997
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 5.19%,
06/25/49
(b)
.............. 6,995 9,608,438
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.57%,
06/25/49
(b)
.............. 11,150 15,308,644
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.72%,
06/25/49
(b)
.............. 933 1,279,219
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 4.95%,
07/12/63
(b)
.............. 406 556,851
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.20%,
07/12/63
(b)
.............. 157 215,574
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.50%,
07/12/63
(b)
.............. 107 146,886
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 5.45%,
04/20/65
(b)
.............. 3,060 4,229,778
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.37%,
04/20/65
(b)
.............. 2,053 2,872,850
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 7.37%,
04/20/65
(b)
.............. 438 623,528
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.62%,
04/20/65
(b)
.............. 278 386,132
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.17%,
08/15/64
(b)
.............. GBP 9,805 $ 13,509,597
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 5.19%,
10/12/65
(b)
.............. 8,377 11,551,612
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 5.92%,
08/20/55
(b)
.............. 2,576 3,570,164
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.72%,
08/20/55
(b)
.............. 817 1,129,865
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.72%,
08/20/55
(b)
.............. 1,039 1,454,141
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 5.16%,
09/12/56
(b)
.............. 3,473 4,780,369
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 5.43%,
09/12/56
(b)
.............. 1,672 2,297,327
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.73%,
09/12/56
(b)
.............. 1,030 1,414,036
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 6.18%,
09/12/56
(b)
.............. 429 589,418
Series 2025-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 5.42%,
01/15/57
(b)
.............. 10,790 14,818,498
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.72%,
01/15/57
(b)
.............. 2,698 3,705,965
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 6.02%,
01/15/57
(b)
.............. 1,047 1,445,628
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.62%,
01/15/57
(b)
.............. 227 311,885
Tower Bridge Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.02%, 11/20/63
(b)
... 403 552,616
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 5.34%, 11/20/63
(b)
... 253 347,447
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 5.74%, 11/20/63
(b)
... 140 192,246
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 6.04%, 11/20/63
(b)
... 170 233,403

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.47%,
12/20/63
(b)
.............. GBP 264 $ 362,245
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.25%,
01/20/66
(b)
.............. 773 1,070,935
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.25%,
01/20/66
(b)
.............. 864 1,198,261
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.12%,
05/20/66
(b)
.............. 6,961 9,576,304
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.44%,
05/20/66
(b)
.............. 1,489 2,045,609
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.84%,
05/20/66
(b)
.............. 676 929,177
Series 2024-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.79%), 5.01%,
12/20/66
(b)
.............. 3,533 4,856,421
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.32%,
12/20/66
(b)
.............. 2,371 3,257,462
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.62%,
12/20/66
(b)
.............. 350 480,302
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.12%,
12/20/66
(b)
.............. 363 499,111
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 5.15%,
07/15/59
(b)
................ 13,600 18,694,910
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.83%,
03/12/55
(b)
.............. 436 600,249
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.33%,
03/12/55
(b)
.............. 804 1,106,298
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 4.89%,
09/12/55
(b)
.............. 2,436 3,342,396
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.13%,
09/12/55
(b)
.............. 819 1,122,415
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.38%,
09/12/55
(b)
.............. 435 593,875
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.73%,
09/12/55
(b)
.............. GBP 187 $ 255,572
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.53%,
12/12/55
(b)
.............. 830 1,134,678
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.93%,
12/12/55
(b)
.............. 365 498,038
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.23%,
06/12/55
(b)
.............. 5,709 7,876,190
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.18%,
06/14/55
(b)
.............. 1,379 1,896,242
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.83%,
06/14/55
(b)
.............. 6,190 8,538,006
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.73%,
06/14/55
(b)
.............. 2,602 3,607,134
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.73%,
06/14/55
(b)
.............. 1,672 2,324,776
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.29%,
05/15/56
(b)
.............. 891 1,241,587
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.29%,
05/15/56
(b)
.............. 890 1,261,731
Winchester 1 plc
Class B, (Sterling Overnight Index
Average at 0.00% Floor +
1.20%), 5.45%, 10/21/56
(b)
... 1,624 2,229,266
Class C, (Sterling Overnight Index
Average at 0.00% Floor +
1.55%), 5.80%, 10/21/56
(b)
... 886 1,212,939
573,673,402
United States — 4.6%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 4,544 4,561,949
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,193,131
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c) (h)
....... 7,755 7,759,176
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... 1,323 806,264
Series 2015-3, Class B5, 3.46%,
04/25/45 ............... 1,521 934,187
Series 2015-4, Class B5, 3.49%,
06/25/45 ............... 1,061 613,372
Aimco, Inc.,   0.00%, 12/31/49
(c)
.... 4,750 4,750,000

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(h)
.............. USD 26,229 $ 25,384,190
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,450,573
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,302,634
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,300,480
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,309 5,736,120
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,419,306
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,640,353
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 358,268
Series 2022-B, Class A1, 3.50%,
03/27/62
(h)
.............. 38,916 37,544,923
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,920,027
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,640,028
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 7,886,408
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 9,809 7,562,288
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,225,525
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,870,122
Series 2023-A, Class A1, 3.50%,
07/25/62
(h)
.............. 46,990 44,423,453
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,373,179
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,305,576
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,597,209
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 6,790 3,063,788
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,938,597
Series 2023-C, Class A1, 3.50%,
05/25/63
(h)
.............. 41,742 39,695,686
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,619,350
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,349,592
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 13,833 9,961,851
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,175,702
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 6,836,535
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 161 129,585
Series 2005-11CB, Class 2A6,
5.50%, 06/25/35 .......... 844 677,805
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 592 342,877
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.78%, 11/25/35
(a)
......... 1,140 848,230
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
5.10%, 11/20/35
(a)
......... USD 1,157 $ 1,136,181
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.78%,
06/25/35
(a)
.............. 6,696 5,900,885
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 155,499
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,550 1,602,164
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 627 286,374
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,119 1,044,830
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 5.13%,
11/25/46
(a)
.............. 4,736 1,665,682
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,430 1,305,819
Series 2006-J7, Class 2A1, (1M Sofr
FWD at 1.50% Floor + 1.50%),
2.75%, 11/20/46
(a)
......... 3,011 2,610,987
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.81%, 09/25/46
(a)
.. 2,797 2,598,279
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.13%, 11/25/46
(a)
... 8,221 6,785,080
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 5.11%,
10/25/46
(a)
.............. 7,801 5,755,550
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 4.62%, 03/20/47
(a)
.. 2,651 2,274,030
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.89%, 03/25/36
(a)
.. 1,901 1,873,690
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.93%, 07/25/46
(a)
.. 4,561 3,933,696
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.89%,
11/25/36
(a)
.............. 4,104 3,539,868
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,775 9,217,184
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 700 308,337
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,705 1,691,656
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 04/25/47
(a)
.. 2,511 2,304,247
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 06/25/47
(a)
.. 455 357,185
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.91%, 08/25/47
(a)
......... 499 440,812

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.34%,
10/25/46 ............... USD 2,337 $ 1,516,428
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.64%, 10/25/46 ... 4,909 2,472,721
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 667,060
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,207,338
Series 2024-10, Class A1, 5.35%,
10/25/69
(h)
.............. 11,588 11,562,483
Series 2025-7, Class A1, 5.51%,
06/25/70
(a)
.............. 10,000 10,049,167
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 3.01%,
07/31/57
(a) (c)
............... 20,714 7,666,692
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(h)
................ 3,652 969,012
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 3.70%,
03/27/36
(a) (c)
............... 1,780 1,511,395
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 38 32,476
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a) (c)
............. 8,643 2,995,376
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a) (c)
............. 824 822,920
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(h)
......... 10,545 10,490,214
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(h)
......... 58,852 59,599,549
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(h)
......... 9,357 9,492,398
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(h)
......... 5,650 5,736,537
Series 2023-NQM3, Class B1,
7.98%, 10/25/63
(a)
......... 3,856 3,890,692
Series 2023-NQM3, Class B2,
7.98%, 10/25/63
(a)
......... 3,244 3,226,616
Series 2023-NQM3, Class B3,
7.98%, 10/25/63
(a)
......... 8,876 8,538,945
Series 2023-NQM3, Class M1,
7.98%, 10/25/63
(a)
......... 6,427 6,574,868
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,205
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(h)
......... 8,629 8,659,777
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(h)
......... 5,878 5,895,685
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(h)
......... 4,489 4,505,840
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,936,585
Series 2024-NQM1, Class B2,
8.70%, 01/25/64
(a)
......... 2,658 2,674,188
Series 2024-NQM1, Class B3,
8.70%, 01/25/64
(a)
......... 5,704 5,530,009
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... USD 4,979 $ 5,028,062
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 11,363
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(h)
......... 50,159 50,495,786
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(h)
......... 3,955 3,979,859
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(h)
......... 6,901 6,952,602
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,008,279
Series 2024-NQM3, Class B2,
8.04%, 06/25/64
(a)
......... 3,640 3,631,729
Series 2024-NQM3, Class B3,
8.04%, 06/25/64
(a)
......... 9,961 9,490,219
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,840,916
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 8 8,035
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(h)
......... 79,003 78,418,852
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(h)
......... 7,431 7,371,889
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(h)
......... 8,324 8,270,709
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,489,719
Series 2024-NQM4, Class B2,
7.57%, 12/26/64
(a)
......... 2,662 2,612,381
Series 2024-NQM4, Class B3,
7.57%, 12/26/64
(a)
......... 6,092 5,754,508
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,790,255
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... 112,739 5,193,011
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(h)
......... 55,044 55,397,202
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(h)
......... 6,994 7,032,052
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(h)
......... 6,661 6,705,272
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 3,938,809
Series 2025-NQM1, Class B2,
7.83%, 01/25/65
(a)
......... 3,476 3,427,033
Series 2025-NQM1, Class B3,
7.83%, 01/25/65
(a)
......... 7,706 7,348,311
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,528,961
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 13 12,613
Series 2025-NQM2, Class A1,
5.75%, 05/25/65
(h)
......... 68,063 68,779,247
Series 2025-NQM2, Class A2,
5.94%, 05/25/65
(h)
......... 5,389 5,447,117
Series 2025-NQM2, Class A3,
6.04%, 05/25/65
(h)
......... 10,589 10,702,155
Series 2025-NQM2, Class B1,
7.69%, 05/25/65
(a)
......... 3,307 3,285,166
Series 2025-NQM2, Class B2,
7.69%, 05/25/65
(a)
......... 1,313 1,247,799
Series 2025-NQM2, Class B3,
7.69%, 05/25/65
(a)
......... 243 205,068
Series 2025-NQM2, Class M1,
6.71%, 05/25/65
(a)
......... 6,712 6,826,773

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM2, Class SA,
0.00%, 05/25/65
(a)
......... USD 4 $ 4,309
Barclays Mortgage Trust
(c)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(h)
.............. 26,454 26,379,747
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(h)
.............. 6,295 6,394,313
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,849 17,089,637
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(h)
.............. 22,127 21,696,279
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(h)
.............. 4,958 4,848,712
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,332 2,407,062
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 50 42,117
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.29%, 05/28/36
(a) (c)
.......... 2,163 2,082,973
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.75%, 11/25/36 .......... 1,764 1,516,551
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.75%, 01/25/47 .......... 1,465 1,249,113
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(h)
.............. 2,024 1,977,550
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(h)
.............. 2,477 2,551,437
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.78%,
03/25/36
(a)
.............. 5,808 1,509,004
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.71%, 08/25/36 .......... 669 661,030
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.77%, 03/25/37 .......... 86 81,820
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
4.71%, 03/25/37 .......... 1,309 1,220,664
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.64%, 06/25/37 .......... 882 846,094
BRAVO, Series 2024-NQM6, Class B2,
8.04%, 08/01/64
(a) (c)
.......... 500 495,888
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
8.00%, 09/25/63
(a)
......... 1,500 1,511,157
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 571,795
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 857,934
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM6, Class A1,
5.33%, 06/25/65
(h)
......... USD 15,000 $ 14,999,973
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c) (h)
... 3,230 3,274,294
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 517,654
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,271,275
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 454,624
Series 2024-R1, Class A1, 4.00%,
10/25/54
(h)
.............. 6,743 6,617,323
Series 2024-R1, Class A2, 4.00%,
10/25/54
(h)
.............. 947 910,317
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,553 19,933,379
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 5.20%,
11/25/35
(a)
.............. 846 699,472
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,199 529,483
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 5.36%,
04/25/46
(a)
.............. 26,614 7,238,974
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.83%, 04/25/46
(a)
.. 897 862,508
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 340,571
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,453 1,147,517
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,341 627,105
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,958 4,638,734
CHNGE Mortgage Trust
(c)
Series 2022-1, Class A1, 3.01%,
01/25/67
(a)
.............. 3,587 3,400,140
Series 2022-4, Class A1, 6.00%,
10/25/57
(h)
.............. 1,111 1,114,889
CIM Trust, Series 2019-J2, Class B4,
3.76%, 10/25/49
(a) (c)
.......... 1,496 1,212,781
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,119 980,852
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,345 2,207,962
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,349 2,798,320
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.93%,
05/25/37
(a)
.............. 3,264 3,019,870
Series 2014-C, Class B2, 4.25%,
02/25/54
(a) (c)
............. 582 577,945
Series 2022-A, Class A1, 6.17%,
09/25/62
(c) (h)
............. 10,354 10,345,323
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 705 616,725

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
COLT Mortgage Loan Trust
(c)
Series 2020-2, Class M1, 5.25%,
03/25/65
(a)
.............. USD 2,734 $ 2,741,913
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 776,268
Series 2022-1, Class B2, 4.16%,
12/27/66
(a)
.............. 623 530,685
Series 2022-3, Class B1, 4.22%,
02/25/67
(a)
.............. 2,500 2,154,036
Series 2022-5, Class B1, 4.68%,
03/25/67
(a)
.............. 4,802 4,440,462
Series 2022-8, Class B1, 6.49%,
08/25/67
(a)
.............. 2,315 2,304,195
Series 2024-6, Class A1, 5.39%,
11/25/69
(h)
.............. 16,938 16,949,852
Series 2025-6, Class A1, 5.53%,
08/25/70
(h)
.............. 15,000 15,082,867
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,074 7,916,013
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 1,139 424,924
Cross Mortgage Trust, Series 2025-H5,
Class A1, 5.51%, 07/25/70
(a) (c)
... 14,283 14,332,706
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.78%, 11/25/35
(a)
...... 3,144 667,959
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 637 338,027
CSMC Trust
(c)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 5.10%, 02/27/36
(a)
.. 1 1,470
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.68%, 08/27/36
(a)
.. 1,668 1,371,523
Series 2014-SAF1, Class B5, 3.84%,
03/25/44
(a)
.............. 2,833 2,111,092
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.06%, 10/27/36
(a)
.. 4,338 2,932,760
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.61%, 03/27/36
(a)
.. 2,702 2,090,442
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(h)
......... 574 545,837
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,079,678
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
.............. 5,136 5,141,433
Series 2022-NQM6, Class PT,
8.85%, 12/25/67
(a)
......... 20,494 20,374,979
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.31%,
03/25/67
(a)
.............. 2,349 2,078,121
Series 2022-3, Class B1, 5.27%,
07/25/67
(a)
.............. 3,178 2,795,031
Series 2022-3, Class M1, 5.27%,
07/25/67
(a)
.............. 5,876 5,447,158
Series 2024-1, Class A1, 5.74%,
07/25/69
(h)
.............. 4,558 4,582,110
Security
Par (000)
Par (000) Value
United States (continued)
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
................ USD 1,961 $ 1,790,426
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 742 646,247
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 472 410,949
Ellington Financial Mortgage Trust
(a)(c)
Series 2022-4, Class B2, 5.91%,
09/25/67 ............... 4,578 3,962,180
Series 2025-NQM2, Class A1,
5.60%, 06/25/70 .......... 15,000 15,043,321
EverBank Mortgage Loan Trust,
Series 2013-2, Class B5, 3.34%,
06/25/43
(a) (c)
............... 3,943 2,546,236
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA12,
Class 2A1, 4.94%, 02/25/36
(a)
... 37 22,930
Gaea Mortgage Loan Trust,
Series 2025-A, Class A, 6.75%,
02/25/30
(a) (c)
............... 4,436 4,352,770
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,153,809
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,311,089
Series 2022-NQM2, Class M1,
4.20%, 02/25/67
(a)
......... 1,968 1,635,668
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(h)
......... 11,128 11,087,021
Series 2025-NQM3, Class A1,
5.55%, 05/25/70
(h)
......... 15,000 15,047,384
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 6.40%, 03/25/36
(a)
..... 1,118 1,045,538
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... 2,453 2,223,190
Series 2020-PJ2, Class B4, 3.64%,
07/25/50 ............... 1,847 1,546,587
GS Mortgage-Backed Securities Trust
(c)
Series 2023-CCM1, Class B1,
7.40%, 08/25/53
(a)
......... 2,130 2,118,576
Series 2025-NQM2, Class A1,
5.65%, 06/25/65
(a)
......... 9,908 9,907,656
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(h)
.............. 12,000 11,552,394
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 01/25/35 ... 2,286 1,996,885
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 03/25/35 ... 3,328 3,118,635
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.78%, 01/25/36 .......... 2,174 1,754,640

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.93%,
01/25/35
(a)
.............. USD 244 $ 240,949
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 55 104,040
Series 2007-OA2, Class 2A1,
2.86%, 06/25/47
(a)
......... 1,299 761,552
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.84%, 12/19/36 ... 10,124 7,927,266
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.83%, 05/19/37 ... 2,848 2,257,238
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.68%, 07/19/47 .......... 950 885,765
HOMES Trust
(c)(h)
Series 2025-AFC2, Class A1A,
5.47%, 06/25/60 .......... 15,000 14,999,772
Series 2025-NQM3, Class A1,
5.63%, 02/25/70 .......... 14,401 14,504,705
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a) (c)
............... 9,901 9,867,462
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(h)
.............. 11,012 10,951,804
Series 2022-1, Class M1, 5.04%,
07/25/67
(a)
.............. 6,241 6,099,968
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.77%, 11/25/36
(a)
........... 3,140 2,850,838
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.67%, 07/25/36 ... 529 516,013
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.77%, 01/25/37 .......... 1,000 894,368
Series 2006-AR41, Class A3, (1-mo.
CME Term SOFR at 0.36%
Floor and 11.00% Cap + 0.47%),
4.79%, 02/25/37 .......... 849 799,224
Series 2007-AR19, Class 3A1,
4.01%, 09/25/37 .......... 4,781 3,109,610
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 08/25/37 1,316 1,202,842
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.83%,
05/25/37
(a)
................ 656 582,385
J.P. Morgan Mortgage Trust
(a)
Series 2007-A1, Class 4A1, 6.81%,
07/25/35 ............... 3 2,870
Series 2021-4, Class B3, 2.90%,
08/25/51
(c)
.............. 6,310 5,075,959
Series 2021-4, Class B4, 2.90%,
08/25/51
(c)
.............. 568 447,691
Series 2021-4, Class B5, 2.90%,
08/25/51
(c)
.............. 426 312,828
Series 2021-4, Class B6, 2.90%,
08/25/51
(c)
.............. 1,261 447,706
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(c)
......... USD 16,698 $ 13,507,118
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(c)
.............. 2,431 1,996,162
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(c)
.............. 851 649,749
Series 2021-INV5, Class B6, 3.04%,
12/25/51
(c)
.............. 2,917 1,412,508
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(c)
......... 7,684 6,215,864
Series 2021-INV7, Class B1, 3.26%,
02/25/52
(c)
.............. 7,193 6,127,700
Series 2021-INV7, Class B2, 3.26%,
02/25/52
(c)
.............. 1,688 1,422,825
Series 2021-INV7, Class B3, 3.26%,
02/25/52
(c)
.............. 2,348 1,959,070
Series 2021-INV7, Class B4, 3.26%,
02/25/52
(c)
.............. 1,248 1,014,951
Series 2021-INV7, Class B5, 3.26%,
02/25/52
(c)
.............. 514 392,431
Series 2021-INV7, Class B6, 3.13%,
02/25/52
(c)
.............. 1,681 795,279
Series 2024-VIS1, Class B2, 8.07%,
07/25/64
(c)
.............. 1,000 988,099
Series 2024-VIS2, Class B1, 7.72%,
11/25/64
(c)
.............. 3,191 3,197,963
Series 2025-VIS2, Class A1, 5.38%,
01/25/63
(c)
.............. 15,000 14,999,774
Series 2025-VIS2, Class A1B,
5.38%, 01/25/63
(c)
......... 2,000 1,993,417
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 5.75%,
04/25/61
(c) (h)
............... 25,906 25,899,603
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 6.33%,
09/25/47
(a)
................ 2,509 3,385,723
MASTR Resecuritization Trust,
Series 2008-3, Class A1, 4.26%,
08/25/37
(a) (c)
............... 1,304 399,432
MCM Trust
(f)
Series 2018-NPL2,  2.50%, 09/25/31 27,406 26,322,312
Series 2021-VFN1,  0.00%, 09/25/31 32,216 22,187,432
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 04/25/37
(a)
2,387 1,872,172
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.75%, 09/25/37
(a)
..... 1,256 661,536
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 147 138,970
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 4,926,474
Series 2022-NQM1, Class M1,
4.22%, 12/25/66
(a)
......... 4,096 3,559,830
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(h)
......... 7,860 7,830,414
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(h)
.............. 24,730 24,796,680
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(h)
.............. 10,556 10,591,215

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 4.76%,
12/26/46
(a) (c)
............... USD 1,095 $ 1,015,250
Morgan Stanley Residential Mortgage
Loan Trust
(c)
Series 2014-1A, Class B3, 5.96%,
06/25/44
(a)
.............. 777 782,953
Series 2023-NQM1, Class B1,
7.41%, 09/25/68
(a)
......... 2,584 2,572,375
Series 2025-NQM4, Class A1,
5.59%, 06/25/70
(h)
......... 15,000 14,999,817
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo.
SOFR + 0.45%), 4.78%, 04/16/36
(a) (c)
4,097 4,019,587
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,569 2,334,393
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 590 552,325
NCMF Trust,   8.44%, 06/10/33
(a) (c)
.. 25,735 26,125,927
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,452 1,423,120
Series 2020-RPL1, Class B3, 3.85%,
11/25/59 ............... 10,258 7,767,816
Series 2024-NQM3, Class B1,
7.17%, 11/25/64 .......... 1,596 1,568,286
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a) (c)
.......... 1,895 1,433,548
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a) (c)
....... 2,642 2,051,938
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a) (c)
............. 577 571,456
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(h)
.............. 511 492,122
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(h)
.............. 1,501 266,142
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 5.27%, 06/25/37
(a)
.. 600 502,070
NYMT Loan Trust, Series 2024-INV1,
Class A1, 5.38%, 06/25/69
(a) (c)
... 6,064 6,057,799
OBX Trust
(c)(h)
Series 2022-NQM7, Class A1,
5.11%, 08/25/62 .......... 7,307 7,268,808
Series 2025-NQM11, Class A1A,
5.42%, 05/25/65 .......... 14,282 14,296,039
PRET LLC, Series 2024-RN2, Class A1,
7.12%, 04/25/54
(c) (h)
.......... 3,968 3,993,142
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,845 2,519,233
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,447 1,428,634
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 10,508 10,471,291
Series 2023-AFC1, Class B1,
7.44%, 02/25/58 .......... 4,567 4,586,652
Security
Par (000)
Par (000) Value
United States (continued)
PRPM LLC
(c)
Series 2020-4, Class A1, 6.61%,
10/25/25
(h)
.............. USD 7,582 $ 7,577,175
Series 2021-4, Class A1, 5.87%,
04/25/26
(h)
.............. 4,437 4,440,774
Series 2025-RCF3, Class A2,
5.25%, 07/25/55
(a)
......... 2,750 2,694,854
PRPM Trust
(a)(c)
Series 2022-NQM1, Class B1,
5.41%, 08/25/67 .......... 964 938,087
Series 2024-NQM1, Class B1,
7.48%, 12/25/68 .......... 2,066 2,058,175
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 11/25/29
(a) (c)
6,457 6,505,673
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 12/25/36 ... 3,096 2,703,360
Series 2007-QH9, Class A1, 6.10%,
11/25/37 ............... 527 441,164
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.58%, 02/25/47 ... 442 133,862
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,559 1,400,016
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(h)
......... 3,745 3,752,160
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.79%,
03/25/35 ............... 308 297,686
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.77%,
06/25/35 ............... 692 666,040
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.83%,
09/25/35 ............... 1,130 928,756
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,784,415
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,558,520
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,963,883
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.63%,
08/25/36 ............... 6,928 4,913,794
Series 2006-SA4, Class 2A1, 5.54%,
11/25/36 ............... 375 308,185
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a) (c)
............... 4,636 4,116,028
Saluda Grade Alternative Mortgage
Trust
(c)(h)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,726,584
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,931,838
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM3, Class A1,
5.60%, 05/25/65
(c) (h)
.......... 14,092 14,160,417

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... USD 10,885 $ 10,771,208
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 738 728,763
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.50%, 07/20/37
(a)
.. 1,301 1,027,540
SG Residential Mortgage Trust
(c)
Series 2022-2, Class A1, 5.35%,
08/25/62
(h)
.............. 2,381 2,375,939
Series 2022-2, Class B1, 5.30%,
08/25/62
(a)
.............. 4,811 4,705,695
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c) (h)
............... 1,703 1,630,709
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 6.24%,
04/25/37
(a)
................ 274 132,193
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a) (c)
............... 4,942 4,554,412
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.75%,
05/25/35 ............... 602 497,609
Series 2006-3, Class 4A, 4.08%,
04/25/36 ............... 1,293 676,073
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.89%, 02/25/36 .......... 679 629,868
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.81%, 06/25/36 .......... 3,633 3,155,514
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.85%, 05/25/46 .......... 861 605,901
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,030,423
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,232 1,127,675
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.20%, 06/25/46
(a)
........... 2,651 1,589,239
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c) (h)
... 1,634 1,630,632
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,532,741
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 4,922,886
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c) (f)
.......... 26,657 24,457,600
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(f)
................. 12,832 11,013,128
Verus Securitization Trust
(a)(c)
Series 2019-INV3, Class B1, 3.73%,
11/25/59 ............... 1,600 1,558,371
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-5, Class B1, 3.71%,
05/25/65 ............... USD 800 $ 729,041
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,486,543
Series 2021-3, Class B1, 3.20%,
06/25/66 ............... 3,316 2,361,296
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 419,967
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,150,439
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,129,620
Series 2022-3, Class B1, 4.06%,
02/25/67 ............... 2,034 1,611,007
Series 2022-4, Class B1, 4.77%,
04/25/67 ............... 1,178 1,057,693
Series 2022-INV1, Class B1, 5.79%,
08/25/67 ............... 840 822,702
Series 2023-2, Class B1, 7.47%,
03/25/68 ............... 4,333 4,328,244
Series 2024-7, Class B1, 6.50%,
09/25/69 ............... 1,643 1,623,687
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,637,930
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,823,909
Series 2022-1, Class B1, 5.94%,
08/25/57 ............... 4,722 4,363,171
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,135,183
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,048,694
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 5.39%,
06/25/46 ............... 243 222,354
Series 2007-HY3, Class 4A1, 5.10%,
03/25/37 ............... 48 44,683
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.15%,
06/25/47 ............... 6,166 5,117,824
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 5.20%,
06/25/47 ............... 1,740 1,434,568
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.77%, 12/25/36 1,128 925,688
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.65%,
04/25/47 ............... 1,635 1,412,653
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 5.05%, 06/25/37 ... 1,577 1,449,672

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 4.98%,
11/25/35
(a)
.............. USD 581 $ 431,987
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 236 191,547
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,794 1,433,284
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,322 2,183,498
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(h)
.............. 2,602 2,288,083
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(h)
.............. 692 608,275
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.12%,
12/25/46
(a)
.............. 4,956 3,995,246
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 7.46%, 07/25/59 .... 11,086 11,532,623
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 8.01%, 07/25/59 .... 15,141 15,777,142
WinWater Mortgage Loan Trust,
Series 2014-3, Class B5, 3.98%,
11/20/44
(a) (c)
............... 1,651 1,254,204
1,950,839,473
Commercial Mortgage-Backed Securities — 5 .9%
Bermuda — 0.0%
(a)(c)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.59%, 08/19/35 . 3,850 3,854,762
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.56%,
01/19/37 ................. 16,128 16,129,913
19,984,675
Ireland — 0.3%
(a)
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 5.59%, 11/20/33
(b)
...... GBP 1,779 2,437,837
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 2.88%, 08/17/33
(b)
... EUR 1,844 2,165,872
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.18%, 08/17/33
(b)
... 1,125 1,320,257
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.53%, 08/17/33
(b)
... 1,331 1,561,180
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.03%, 08/17/33
(b)
... 1,031 1,209,584
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 1X, Class E, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.83%, 08/17/33
(b)
... EUR 13,537 $ 15,752,345
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 3.03%, 08/17/31
(b)
... 3,245 3,818,672
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.33%, 08/17/31
(b)
... 939 1,104,217
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.73%, 08/17/31
(b)
... 1,061 1,250,416
Stark Financing DAC, Series 2023-1X,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.10%),
7.34%, 08/17/33
(b)
........... GBP 13,404 18,426,673
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 5.54%,
05/17/31
(b)
.............. 880 1,206,213
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 5.89%,
05/17/31
(b)
.............. 536 734,868
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 6.84%,
05/17/31
(b)
.............. 547 752,013
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 5.99%,
08/17/31
(b)
.............. 319 438,370
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 6.34%,
08/17/31
(b)
.............. 1,567 2,153,989
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.74%,
02/18/35
(b)
.............. 7,304 10,067,445
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 6.24%,
02/18/35
(b)
.............. 5,908 8,092,567
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.74%,
02/18/35
(b)
.............. 7,306 9,948,154
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 7.44%,
02/18/35
(b)
.............. 15,737 21,650,910
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.63%, 11/17/36
(b)
... EUR 3,760 4,417,650
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.18%, 11/17/36
(b)
... 1,308 1,543,599
Series 2024-1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.55%), 4.68%, 11/17/36
(b)
... 921 1,087,846

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
UK Logistics DAC
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
1.65% Floor + 1.65%), 5.89%,
05/17/34
(b)
.............. GBP 564 $ 775,723
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.26%,
05/17/35
(b)
.............. 19,705 27,047,906
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 3.85%, 02/27/33
(b)
EUR 2,700 3,141,348
142,105,654
Italy — 0.1%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.56%, 05/22/34
(b)
... 12,236 14,443,173
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.56%, 05/22/34
(b)
... 5,922 6,955,466
21,398,639
United Kingdom — 0.1%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.75%, 10/22/37
(b)
........... GBP 2,100 2,392,529
Sage AR Funding
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.24%,
05/17/37
(b)
.............. 6,759 9,345,970
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.64%,
05/17/37
(b)
.............. 5,488 7,579,364
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 8.14%,
05/17/37
(b)
.............. 4,728 6,527,634
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.59%,
02/17/35
(b)
.............. 6,332 8,700,589
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.94%,
02/17/35
(b)
.............. 3,664 5,101,104
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.34%,
02/17/35
(b)
.............. 1,755 2,428,235
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 7.34%,
02/17/35
(b)
.............. 4,049 5,597,735
47,673,160
Security
Par (000)
Par (000) Value
United States — 5.4%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 $ 1,027,136
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,140,843
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,156,474
1345T
(a)(c)
Series 2025-AOA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.90%, 06/15/30 ... 6,027 6,036,406
Series 2025-AOA, Class E, (1-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.80%, 06/15/30 ... 11,864 11,863,798
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,038,459
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 5,319,689
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class A, (1-mo.
CME Term SOFR at 1.13% Floor
+ 1.18%), 5.49%, 09/15/34 ... 2,069 2,049,603
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.69%, 09/15/34 ... 1,978 1,938,440
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 6.15%, 09/15/34 ... 3,660 3,559,350
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.73%, 09/15/34 ... 17,397 16,744,518
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.47%,
11/15/55
(a)
................ 2,100 2,137,462
Alen Mortgage Trust, Series 2021-
ACEN, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.58%, 04/15/34
(a) (c)
.......... 2,178 2,085,435
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 931,088
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,419,735
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 6.56%, 06/17/39
(a) (c)
4,801 4,802,714
Ares Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.00%, 07/15/41
(a) (c)
.... 17,640 17,667,563
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.75%, 10/15/34
(a) (c)
25,460 25,483,815
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 6.58%, 04/15/35 ... 3,816 3,754,028
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 7.58%, 04/15/35 ... 61 59,729
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 6.56%, 12/15/36 ... 8,386 7,882,838

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... USD 28,130 $ 28,683,556
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... 7,793 7,987,840
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 54,860 56,793,102
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... 1,980 2,069,054
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 4,861 5,072,142
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.66%, 08/15/39 ... 11,500 11,557,379
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.16%, 02/15/42 ... 22,354 22,354,782
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.56%, 02/15/42 ... 9,115 9,056,524
BANK5, Series 2024-5YR11, Class A3,
5.89%, 11/15/57 ............ 728 762,647
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 832 875,726
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.92%, 11/25/35 .......... 2,223 2,137,991
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.88%, 01/25/36 ... 3,939 3,711,536
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 5.02%, 01/25/36 ... 92 87,088
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 5.11%, 01/25/36 ... 247 233,244
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.97%, 04/25/36 ... 358 334,286
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.85%, 07/25/36 ... 633 606,863
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.81%, 10/25/36 ... 411 392,935
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.88%, 10/25/36 ... 445 425,900
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.78%, 12/25/36 ... 1,485 1,426,821
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.84%, 03/25/37 ... 1,004 948,985
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.84%, 07/25/37 ... 1,481 1,365,589
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 5.11%, 09/25/37 ... 4,704 4,405,099
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.68%, 10/25/37 ... 5,799 3,212,608
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.68%, 12/25/37 ... USD 6,664 $ 5,882,101
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 3.86%), 8.18%,
04/25/38 ............... 1,597 1,574,233
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%,
08/05/38
(a) (c)
............. 1,720 1,429,838
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.23%, 03/15/37
(a) (c)
. 7,234 6,837,277
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.48%, 03/15/37
(a) (c)
. 2,134 1,963,764
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (c)
............. 1,148 1,145,138
Series 2025-5C34, Class A3, 5.66%,
05/15/58 ............... 3,512 3,662,833
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 6.45%, 08/19/38
(a) (c)
3,257 3,258,898
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 11/15/41 ... 7,260 7,269,075
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.95%, 11/15/41 ... 4,509 4,504,263
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.20%, 07/15/41
(a) (c)
.......... 8,290 8,310,725
BFLD Trust
(a)(c)
Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 8.13%, 10/15/35 ... 6,517 81,397
Series 2025-EWEST, Class A, (1-
mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.85%, 06/15/42 22,580 22,594,113
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 5.86%, 07/15/35
(a) (c)
14,468 14,460,066
BLP Commercial Mortgage Trust
(a)(c)
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.00%, 03/15/40 ... 4,097 4,100,841
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.65%, 03/15/41 ... 2,559 2,562,186
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.70%, 06/15/41
(a) (c)
5,092 5,075,626
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.23%, 08/15/41
(a) (c)
.... 2,803 2,809,938
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 5.39%,
11/05/39 ............... 3,700 3,747,550
Series 2024-PARK, Class D, 7.23%,
11/05/39 ............... 620 632,228
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,168,080

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.03%, 09/15/38 ... USD 5,768 $ 5,710,686
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.31%, 05/15/39 ... 2,870 2,867,314
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,238,521
BSTN Commercial Mortgage Trust,
Series 2025-1C, Class A, 5.55%,
06/15/44
(a) (c)
............... 2,577 2,634,801
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 2,969 2,822,790
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,653,000
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 575,054
Series 2013-1515, Class F, 4.06%,
03/10/33
(a)
.............. 601 520,417
BWAY Trust, Series 2025-1535, Class
A, 6.52%, 05/05/42
(a) (c)
........ 1,875 1,929,646
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.............. 8,380 7,792,798
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,494,023
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.34%, 02/15/33
(a)
.. 25,114 24,948,060
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.58%, 02/15/33
(a)
.. 15,394 15,314,779
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.68%, 02/15/33
(a)
.. 10,302 10,280,804
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38
(a)
.. 6,687 6,691,521
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.23%, 05/15/38
(a)
.. 1,512 1,511,527
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,101,165
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.45%, 06/15/27
(a)
.. 7,520 7,576,400
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 6.25%, 11/15/28
(a)
.. 3,410 3,410,000
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.07%, 12/09/40
(a)
.. 8,039 8,061,892
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 7.90%, 12/09/40
(a)
.. 10,719 10,750,246
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 10/15/41
(a)
.. 9,290 9,307,040
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.00%, 08/15/39
(a)
.. 16,421 16,482,269
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.19%, 10/15/41
(a)
.. 34,140 34,352,945
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 8.24%, 10/15/41
(a)
.. USD 8,326 $ 8,346,782
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.28%, 10/15/41
(a)
. 1,863 1,867,648
Series 2024-BRBK, Class E, (1-mo.
CME Term SOFR at 6.97% Floor
+ 6.97%), 11.28%, 10/15/41
(a)
. 1,197 1,190,228
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 12/15/39
(a)
.. 3,307 3,310,418
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/34
(a)
.. 8,419 8,419,163
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 05/15/41
(a)
.. 19,166 19,189,461
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 02/15/39
(a)
.. 2,056 2,059,403
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 8.05%, 02/15/39
(a)
.. 6,365 6,377,126
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 06/15/37
(a)
.. 27,249 27,249,231
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.65%, 11/15/41
(a)
... CAD 2,655 1,969,878
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 02/15/39
(a)
.. USD 5,180 5,186,382
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.45%, 02/15/39
(a)
.. 15,837 15,881,660
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.50%, 02/15/39
(a)
.. 9,413 9,157,036
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 03/15/41
(a)
.. 319 318,902
BX Trust
(a)(c)
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 5.33%, 10/15/36 ... 820 819,231
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... 6,553 6,548,732
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... 4,118 4,115,568
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 02/15/36 ... 11,223 11,145,842
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 02/15/36 ... 7,117 7,068,356
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 02/15/36 ... 2,185 2,157,557
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 02/15/36 ... 7,383 7,290,712

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... USD 1,779 $ 1,776,503
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.03%, 06/15/36 ... 6,905 6,909,083
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 8.36%, 06/15/36 ... 2,240 2,183,822
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.31%, 01/15/39 ... 3,419 3,416,863
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.16%, 01/15/39 ... 3,580 3,577,762
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.59%, 01/15/39 ... 1,449 1,446,283
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.00%, 05/15/38 ... 18,097 18,209,864
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 8.70%, 05/15/38 ... 907 915,503
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 04/15/41 ... 9,035 9,054,684
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.00%, 04/15/41 ... 3,483 3,488,304
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 8.00%, 04/15/41 ... 5,690 5,660,211
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.40%, 03/15/41 ... 7,020 7,020,000
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.75%, 03/15/41 ... 15,026 14,829,844
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 9.70%, 03/15/41 ... 7,203 7,075,196
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 07/15/29 ... 32,158 32,147,951
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.20%, 07/15/29 ... 6,070 6,035,856
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.25%, 07/15/29 ... 15,610 15,555,417
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 6,712 6,836,934
Series 2025-LUNR, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.81%, 06/15/40 ... 2,589 2,592,232
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.25%, 03/15/30 ... 22,242 21,798,414
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.61%, 06/15/35 ... 1,553 1,553,321
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,611,946
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... USD 3,820 $ 3,065,377
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,442,803
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,099,879
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 3,129,469
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a) (c)
.... 6,660 6,668,325
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,085,622
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 6.93%, 09/15/38
(a) (c)
18,476 18,499,167
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.00%,
05/10/58
(a)
................ 3,412 3,333,887
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,432,500
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,529,228
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 17,092 16,373,024
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 2,062 1,975,526
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)
.............. 2,660 2,260,711
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.90%, 08/15/36 ... 5,172 5,175,417
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.75%, 08/15/36 ... 8,751 8,677,891
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a) (c)
............. 750 721,734
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 942 927,741
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,999,811
Series 2016-667M, Class D, 3.28%,
10/10/36
(a) (c)
............. 913 663,267
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a) (c)
............. 1,640 1,667,835
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.15%, 06/15/41
(a) (c)
. 16,380 16,374,875
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.90%, 06/15/41
(a) (c)
. 5,615 5,592,189
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.80%, 06/15/41
(a) (c)
. 6,488 6,428,766
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 08/15/41 ... 6,550 6,525,358
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.20%, 08/15/41 ... 6,477 6,427,761
CRSO Trust,   7.12%, 07/10/28
(c)
... 4,399 4,615,471

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................ USD 1,586 $ 1,454,643
CSMC Trust
(c)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 5.31%, 12/15/30
(a)
.. 1,296 1,292,025
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,062,963
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.79%, 10/15/37
(a)
.. 4,184 3,869,501
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.58%, 11/15/38
(a)
.. 1,337 1,331,986
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.93%, 11/15/38
(a)
.. 2,356 2,349,333
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.75%, 02/15/27
(a) (f)
. 23,200 22,974,252
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.92%,
11/10/41
(a) (c)
............... 32,830 32,803,503
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.19%, 08/15/34
(a) (c)
1,600 1,600,000
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37
(a) (c)
4,998 5,085,476
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
6.05%, 04/15/37
(a) (c)
.......... 1,428 1,424,876
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.93%,
04/13/40 ............... 1,570 1,586,820
Series 2024-HLTN, Class F, 10.66%,
04/13/40 ............... 4,127 4,132,462
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.81%, 03/15/34 ... 9,090 9,104,392
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 8.31%, 03/15/34 ... 26,040 26,085,299
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 9,410 9,509,265
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 9,410 9,481,152
Series 2024-ELM, Class E10,
8.05%, 06/10/39 .......... 12,317 12,350,554
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 7.54%, 11/15/38
(a) (c)
.... 4,922 4,916,145
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (c)
.......... 3,348 3,422,651
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 5,778 5,784,876
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 9,902 9,927,223
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 8.13%, 07/15/38 ... USD 27,788 $ 27,787,805
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a) (c)
1,004 1,013,989
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.56%, 12/15/39 ... 901 899,311
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.96%, 12/15/39 ... 4,418 4,413,203
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a) (c)
........ 2,546 2,156,305
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
6.00%, 05/15/41 .......... 36,228 36,319,577
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 03/15/39 ... 5,531 5,539,642
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
.............. 1,786 1,733,293
Series 2017-375H, Class A, 3.59%,
09/10/37
(a) (c)
............. 1,460 1,406,493
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(c)
.............. 5,185 4,515,815
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.31%, 11/15/36
(a) (c)
. 7,136 7,082,480
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.73%, 05/15/26
(a) (c)
. 2,320 2,176,238
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.40%, 03/15/28
(a) (c)
. 11,230 11,258,075
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a) (c)
............. 34,583 34,793,686
Series 2024-RVR, Class E, 7.72%,
08/10/41
(a) (c)
............. 3,613 3,593,905
Series 2024-RVR, Class HRR,
9.21%, 08/10/41
(a) (c)
........ 12,450 12,480,905
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.96%, 11/25/41
(a) (c)
. 18,355 18,387,806
Series 2025-800D, Class C, (1-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.01%, 11/25/41
(a) (c)
. 12,276 12,232,204
GS Mortgage Securities Trust
(a)
Series 2015-590M, Class E, 3.93%,
10/10/35
(c)
.............. 2,540 2,437,894
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... 570 519,105
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 07/15/30
(a) (c)
4,387 4,388,371
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a) (c)
............... 1,181 1,171,416
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.15%, 10/15/41 ... 12,995 13,003,619

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.95%, 10/15/41 ... USD 4,897 $ 4,884,470
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/37 ... 10,515 10,521,572
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.50%, 05/15/37 ... 11,854 11,831,774
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 6.70%, 07/15/39
(a) (c)
2,273 2,276,076
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.95%, 06/15/41
(a) (c)
.... 6,118 6,121,824
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.58%, 10/15/36
(a) (c)
.......... 6,099 6,053,258
Houston Galleria Mall Trust, Series
2025-HGLR, Class A, 5.64%,
02/05/45
(a) (c)
............... 830 851,593
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 6.07%,
05/10/39 ............... 3,390 3,424,702
Series 2024-T53, Class E, 10.60%,
05/10/39 ............... 9,477 9,745,468
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a) (c)
............... 6,663 5,625,920
ILPT Commercial Mortgage Trust
(a)(c)
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.56%, 10/15/39 ... 19,679 19,654,401
Series 2025-LPF2, Class A, 5.29%,
07/13/42 ............... 23,153 23,492,613
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.05%,
11/15/41
(a) (c)
............... 9,520 9,514,561
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)
.............. 6,933 6,708,519
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,435,193
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 5.57%, 06/15/35
(a)
.. 1,745 1,502,038
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 6.52%, 07/15/36
(a)
.. 5,580 5,308,021
Series 2020-609M, Class A, (1-mo.
CME Term SOFR at 1.37% Floor
+ 1.73%), 6.05%, 10/15/33
(a)
.. 1,541 1,533,295
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 7.45%, 10/15/33
(a)
.. 3,024 2,911,409
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 5.48%, 04/15/38
(a)
.. 908 908,379
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38
(a)
.. 12,867 12,875,042
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38
(a)
.. USD 5,050 $ 5,053,156
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.79%), 8.10%, 04/15/37
(a)
.. 11,124 10,514,478
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.............. 6,152 5,062,448
Series 2024-IGLG, Class A, 5.35%,
11/09/39
(a)
.............. 15,900 16,022,305
Series 2024-IGLG, Class D, 6.70%,
11/09/39
(a)
.............. 4,440 4,436,139
Series 2024-IGLG, Class E, 7.50%,
11/09/39
(a)
.............. 13,516 13,489,592
Series 2024-IGLG, Class F, 8.49%,
11/09/39
(a)
.............. 11,578 11,495,546
Series 2024-IGLG, Class HRR,
9.97%, 11/09/39
(a)
......... 14,700 14,628,868
Series 2024-OMNI, Class A, 5.99%,
10/05/39
(a)
.............. 4,640 4,733,733
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 03/15/40
(a)
.. 21,959 21,959,000
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.28%, 12/15/48
(a) (c)
... 2,084 1,888,711
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,763,321
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 370,647
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.93%, 06/15/39 ... 7,310 7,314,557
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.50%, 06/15/39 ... 4,203 4,185,132
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 12/15/39
(a) (c)
.... 9,740 9,721,206
KSL Trust
(a)(c)
  (1-mo. CME Term SOFR + 1.89%),
6.20%, 06/15/30 .......... 2,957 3,015,265
  (1-mo. CME Term SOFR + 4.09%),
8.40%, 06/15/30 .......... 6,298 6,348,007
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 10/15/41 ... 6,410 6,416,009
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.95%, 10/15/41 ... 1,628 1,631,053
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.90%, 06/15/39 ... 25,070 25,085,629
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.75%, 06/15/39 ... 2,039 2,028,218
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.88%, 09/25/36 ... 1,715 1,629,054

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 6.43%, 10/25/37 ... USD 5,850 $ 4,887,014
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 8.19%, 10/13/33
(a) (c)
.. 20,050 20,085,063
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a) (c)
.... 3,560 3,548,764
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 7.00%, 08/15/40
(a) (c)
4,400 4,428,659
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a) (c)
............... 118 109,293
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 6.10%, 12/15/41
(a)
.. 6,110 6,113,819
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.07%, 02/15/37
(a)
.. 573 572,310
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.97%, 02/15/37
(a)
.. 4,594 4,572,596
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,084,551
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 3,924 3,968,503
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a) (c)
.......... 3,925 2,464,788
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 5.23%, 04/15/38 ... 512 512,081
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.53%, 04/15/38 ... 6,798 6,810,345
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.03%, 04/15/38 ... 867 866,521
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.18%, 07/15/38 ... 7,927 7,922,046
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 8.38%, 07/15/38 ... 3,438 3,428,766
MIC Trust (The), Series 2023, Class A,
8.73%, 12/05/38
(a) (c)
.......... 6,126 6,680,016
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,050,824
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.96%, 11/15/34
(a)
.. 2,673 2,523,612
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.51%, 11/15/34
(a)
. 2,925 2,746,918
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 7,057 5,201,845
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 952,638
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 621,922
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. USD 6,192 $ 5,990,547
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,844,942
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 4.88%,
06/10/33 ............... 12,841 12,816,064
Series 2025-MFS, Class E, 7.53%,
06/10/33 ............... 24,160 24,381,108
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a) (c)
.......... 4,750 4,995,886
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 6.13%,
02/10/47
(a) (c)
............... 1,856 1,919,835
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 6.30%, 08/15/29 ... 1,220 1,225,977
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 8.15%, 08/15/29 ... 4,401 4,354,687
Olympic Tower Mortgage Trust,
Series 2017-OT, Class E, 4.08%,
05/10/39
(a) (c)
............... 7,856 5,897,967
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,222,442
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 2,984,364
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 01/15/36 ... 3,402 3,306,503
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.68%, 01/15/36 ... 4,673 4,507,587
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.93%, 01/15/36 ... 3,892 3,720,178
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.18%, 01/15/36 ... 1,660 1,549,365
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 7.40%, 11/15/40
(a) (c)
2,391 2,391,669
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.80%, 12/15/39
(a) (c)
8,070 8,067,478
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.20%, 06/15/39
(a) (c)
4,965 4,972,943
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.78%, 07/15/38 ... 1,617 928,937
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.78%, 07/15/38 ... 3,533 1,031,571
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a) (c)
........ 3,600 3,583,125
ROCK Trust
(c)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ............... 1,570 1,606,510
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ............... 6,367 6,698,577

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 6.46%, 03/15/35 ... USD 1,150 $ 1,135,651
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.26%, 03/15/35 ... 8,474 8,257,816
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 9.26%, 03/15/35 22,850 22,145,087
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.75%, 04/15/42
(a) (c)
4,137 4,144,189
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 11/15/34 ... 6,510 6,552,135
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.50%, 11/15/34 ... 6,569 6,551,292
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 9.50%, 11/15/34 ... 5,690 5,657,988
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.59%,
09/15/39 ............... 4,690 4,132,127
Series 2019-PREZ, Class E, 3.59%,
09/15/39 ............... 3,356 2,814,432
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.26%, 10/15/41 ... 38,145 38,121,159
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 7.91%, 10/15/41 ... 7,065 7,060,584
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.76%, 10/15/41 ... 1,736 1,729,609
SLG Office Trust, Series 2021-OVA,
Class A, 2.59%, 07/15/41
(c)
..... 1,171 1,027,078
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.35%, 07/15/36
(a) (c)
2,498 2,496,039
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 7.05%, 12/15/39
(a) (c)
.... 1,101 1,090,026
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.23%, 12/10/34
(a) (c)
4,267 4,340,302
TTAN MHC
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 03/15/38 ... 1,453 1,454,402
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.33%, 03/15/38 ... 7,375 7,382,051
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a) (c)
4,360 4,618,397
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(c) (h)
.......... 7,669 7,668,965
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a) (c)
.......... 23,080 22,731,220
VEGAS Trust
(c)
Series 2024-GCS, Class D, 6.42%,
07/10/36
(a)
.............. 32,540 30,717,021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-TI, Class A, 5.52%,
11/10/39 ............... USD 4,830 $ 4,894,603
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 508,145
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 296,519
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 273,969
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 783 585,919
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 911 682,931
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 402 297,942
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 622 445,471
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 705 503,124
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,935 1,574,916
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,237 986,389
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,855 1,879,156
Series 2022-4, Class M3, 7.53%,
08/25/52
(a)
.............. 1,531 1,558,356
Series 2022-4, Class M4, 7.53%,
08/25/52
(a)
.............. 2,072 1,945,309
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 4,815 4,826,385
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,127 1,132,871
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,146 1,171,549
Series 2024-5, Class A, 5.49%,
10/25/54
(a)
.............. 8,431 8,413,162
Series 2024-5, Class M2, 5.96%,
10/25/54
(a)
.............. 3,085 3,041,637
Series 2024-5, Class M3, 6.76%,
10/25/54
(a)
.............. 5,070 5,032,369
Series 2024-5, Class M4, 9.53%,
10/25/54
(a)
.............. 2,782 2,752,351
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 842,411
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. 1,543 1,538,475
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 976 973,005
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,895 3,925,633
Series 2025-1, Class M4, 10.15%,
02/25/55
(a)
.............. 1,348 1,358,263
Series 2025-3, Class M3, 7.38%,
06/25/55
(a)
.............. 3,647 3,682,295
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 1,022 930,016
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 852,322
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.93%, 05/15/31
(a)
.. 750 742,629

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. USD 5,640 $ 5,673,810
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 8,942 9,194,234
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 5,427 5,457,507
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,300 2,308,440
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,396,883
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.45%,
04/10/35 ............... 4,758 4,817,859
Series 2025-ROSE, Class HRR,
9.29%, 04/10/35 .......... 14,000 14,273,017
WHARF Commercial Mortgage Trust
(a)(c)
Series 2025-DC, Class A, 5.35%,
07/15/40 ............... 10,430 10,632,881
Series 2025-DC, Class E, 7.72%,
07/15/40 ............... 6,082 6,230,428
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 7.10%, 11/15/27 ... 14,598 14,598,000
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 7.75%, 11/15/27 ... 4,950 4,950,000
2,302,750,274
Interest Only Collateralized Mortgage Obligations — 0 .1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 96,263 898,385
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 69,986 2,931,470
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 84,384 2,716,498
Series 2024-NQM4, Class XS,
0.00%, 12/26/64 .......... 11 10,456
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 111,916 4,785,090
Series 2025-NQM2, Class XS2,
0.00%, 05/25/65 .......... 95,617 2,677,123
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.43%, 05/25/65 .......... 3,571 34,528
Series 2020-NQM1, Class XS,
2.15%, 05/25/65 .......... 3,568 185,579
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 10,919 9,731
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 91,528 2,560,563
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 13,296 371,966
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 179,279 1,938,010
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 56,455 1,601,907
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 32,304 595,806
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 667,880
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... USD 6,147 $ 174,433
Series 2021-INV7, Class AX1,
0.26%, 02/25/52 .......... 110,652 1,730,244
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.52%,
09/25/35
(c)
................ 930 36,344
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 2.76%,
02/25/38
(c)
................ 30,154 6,579,023
30,505,036
Interest Only Commercial Mortgage-Backed Securities — 0 .1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a) (c)
25,000 78,045
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a) (c)
... 19,140 276
BANK, Series 2019-BN20, Class XB,
0.46%, 09/15/62
(a)
........... 86,048 1,228,327
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.73%,
02/15/50
(a)
................ 31,555 254,482
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.08%, 04/15/53
(a)
. 2,706 115,631
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
1.01%, 08/10/35 .......... 62,768 836,061
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 161,160
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.18%,
03/15/52 ............... 30,535 915,981
Series 2020-B17, Class XB, 0.62%,
03/15/53 ............... 13,340 256,207
Series 2021-B23, Class XA, 1.36%,
02/15/54 ............... 47,449 2,375,993
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.94%, 06/15/56
(a)
.... 28,110 1,312,733
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.86%,
05/10/58
(a)
................ 18,700 73,585
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class XA,
0.86%, 08/10/48 .......... 4,482 74
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(c)
......... 8,680 365,902
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.32%, 11/15/50 .......... 32,800 196,820
Series 2019-C16, Class XA, 1.69%,
06/15/52 ............... 66,929 3,269,787
Series 2019-C17, Class XA, 1.46%,
09/15/52 ............... 25,948 1,082,030
Series 2019-C17, Class XB, 0.67%,
09/15/52 ............... 41,829 804,368
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a) (c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a) (c)
52,590 549,775
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a) (c)
15,440 253,119

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.24%, 06/10/39 .......... USD 98,981 $ 209,998
Series 2024-ELM, Class XP15,
1.61%, 06/10/39 .......... 90,365 1,273,198
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,531 447,225
Series 2020-GSA2, Class XA,
1.77%, 12/12/53
(c)
......... 30,295 2,054,023
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 250,865
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 39,218
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.55%,
09/15/47 ............... 458 5
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 206,506
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a) (c)
... 14,670 116,930
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.30%, 02/15/36
(a) (c)
... 5,639 145,784
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.00%,
03/10/50
(a) (c)
............... 6,463 62,060
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 404,044
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.38%,
12/15/47 ............... 51,913 1,625
Series 2014-C19, Class XF, 1.38%,
12/15/47 ............... 13,486 152,241
Series 2015-C21, Class XB, 0.09%,
03/15/48 ............... 15,696 157
Series 2015-C26, Class XD, 1.39%,
10/15/48 ............... 18,660 147,524
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.29%,
06/15/50
(c)
.............. 8,870 316,830
Series 2019-H6, Class XB, 0.86%,
06/15/52 ............... 53,695 1,341,586
Series 2019-L2, Class XA, 1.16%,
03/15/52 ............... 20,650 624,288
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.14%,
12/15/56
(a)
................ 107,317 6,331,018
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a) (c)
............... 99,000 565,528
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 393,354
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 25,265 66,094
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ............... 39,261 1,911,383
Series 2019-C18, Class XA, 1.11%,
12/15/52 ............... 66,137 2,072,317
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.38%, 08/15/49
(c)
......... USD 9,764 $ 118,842
Series 2019-C50, Class XA, 1.57%,
05/15/52 ............... 47,286 1,900,539
Series 2021-C59, Class XA, 1.62%,
04/15/54 ............... 37,163 2,298,306
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(c)
.............. 67,308 611,029
38,198,861
Total Non-Agency Mortgage-Backed Securities — 12.2%
(Cost: $ 5,225,295,516 ) ........................... 5,197,902,646
Preferred Securities
Capital Trusts — 0 .1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a) (b) (r)
................ EUR 4,600 5,484,904
United States — 0.1%
Boeing Co. (The) , 6.00% , 10/15/27
(q)
. USD 144 9,761,400
Edison International , Series A , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%),
5.38%
(a) (r)
................. 36,128 34,015,292
PG&E Corp. , Series A ,
6.00% , 12/01/27
(q)
........... 186 6,993,600
50,770,292
Total Capital Trusts — 0.1%
(Cost: $ 54,346,890 ) .............................. 56,255,196
Shares
Shares
Preferred Stocks — 1 .4%
Brazil — 0.0%
Neon Payments Ltd.
(e) (f)
.......... 28,089 11,459,188
China — 0.2%
ByteDance Ltd. , Series E-1 , (Acquired
11/11/20 , cost $ 32,477,349 )
(e) (f) (n)
. 296,396 68,775,728
Germany — 0.0%
Draegerwerk AG & Co. KGaA ..... 30,094 2,383,538
Volocopter GmbH , (Acquired 03/03/21 ,
cost $ 11,751,352 )
(e) (f) (n)
........ 2,211 —
2,383,538
Sweden — 0.0%
Volta Greentech AB , Series C ,
(Acquired 02/22/22 , cost
$ 5,952,131 )
(e) (f) (n)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
Series D , (Acquired 12/19/23 , cost
$ 16,122,168 )
(e) (f) (n)
........... 425,677 6,217,011
United States — 1.2%
Aiven OY , Series D
(e) (f)
........... 169,258 8,572,918
Anduril Engineering LLC , Series F
(e) (f)
688,766 28,156,754
Anduril Investors LLC , Series G
(e) (f)
.. 176,206 7,203,301

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Breeze Aviation Group, Inc. , Series
B , (Acquired 07/30/21 , cost
$ 7,738,156 )
(e) (f) (n)
............ 14,327 $ 2,174,122
Bright Machines, Inc. , Series C
(e) (f)
... 1,958,349 665,838
Bright Machines, Inc. , Series C-1
(e) (f)
. 4,079,305 530,310
Cap Hill Brands , Class E
(e) (f)
....... 13,277,076 398,312
Caresyntax, Inc. , Series C-2
(e) (f)
.... 52,356 191,623
Caresyntax, Inc. , Series C-3
(e) (f)
.... 6,774 24,793
Clarify Health Solutions, Inc.
(e) (f)
.... 1,542,267 9,515,787
CoreWeave, Inc. , 10.00%
(f)
....... 20,264,000 71,329,280
Crescent Midstream Operating LLC
(e) (f) (o)
11,350,000 11,350,000
Davidson Homes, Inc. , 12.00%
(f)
... 77,385 79,964,242
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f) (r)
........ 58,891 58,007,635
EXO Capital Technologies, Inc. ,
Series D , (Acquired 08/14/24 , cost
$ 284,712 )
(e) (f) (n)
............. 466,497 345,208
FLYR, Inc.
(e) (f)
................ 4,503,497 20,085,597
GM Cruise Holdings LLC , Series G ,
Class G , (Acquired 03/25/21 , cost
$ 7,513,940 )
(e) (f) (n)
............ 285,159 285,159
HawkEye 360, Inc. , Series D1
(e) (f)
... 1,684,066 22,953,820
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 26,198,000 )
(e) (f) (n)
. 26,198,000 20,434,440
Insightful Corp. , Series D
(e) (f)
....... 12,737,258 2,897,726
JumpCloud, Inc. , Series E-1 , (Acquired
10/30/20 , cost $ 8,237,574 )
(e) (f) (n)
.. 4,516,957 11,021,375
JumpCloud, Inc. , Series F , (Acquired
09/03/21 , cost $ 1,779,219 )
(e) (f) (n)
.. 297,096 724,914
Lessen Holdings, Inc. , Series B
(e) (f)
.. 542,406 1,589,250
Lessen Holdings, Inc. , Series BX
(e) (f)
. 1,460,424 3,198,328
Loadsmart, Inc. , Series C , (Acquired
10/05/20 , cost $ 7,500,000 )
(e) (f) (n)
.. 877,193 5,140,351
Loadsmart, Inc. , Series D , (Acquired
01/27/22 , cost $ 2,351,580 )
(e) (f) (n)
.. 117,579 1,074,672
MNTN, Inc. , Series D , (Acquired
11/05/21 , cost $ 6,262,132 )
(e) (n)
... 272,678 5,963,468
Mythic AI, Inc. , Series C , (Acquired
01/26/21 , cost $ 4,357,643 )
(e) (f) (n)
.. 6,343 —
Noodle, Inc. , Series C , (Acquired
08/26/21 , cost $ 7,700,677 )
(e) (f) (n)
.. 862,850 862,850
PsiQuantum Corp. , Series D , (Acquired
05/21/21 , cost $ 3,512,029 )
(e) (f) (n)
.. 133,913 5,455,616
RapidSOS, Inc. , Series C-1
(e) (f)
..... 10,953,097 11,500,752
SCI PH Parent, Inc. , (Acquired
02/10/23 , cost $ 7,993,000 ) ,
12.50%
(f) (n)
................ 7,993 10,251,582
Snorkel AI, Inc. , Series C , (Acquired
06/30/21 , cost $ 2,440,004 )
(e) (f) (n)
.. 162,454 1,556,309
Ursa Major Technologies, Inc. , Series
C , (Acquired 09/13/21 , cost
$ 7,831,305 )
(e) (f) (n)
............ 1,312,920 5,028,484
Ursa Major Technologies, Inc. , Series
D , (Acquired 10/14/22 , cost
$ 1,066,003 )
(e) (f) (n)
............ 160,843 640,155
Verge Genomics
(e) (f)
............ 1,583,866 3,041,023
Veritas Newco
(e) (f)
.............. 77,944 1,753,743
Veritas Newco, Series G-1
(e) (f)
...... 53,806 1,210,641
Versa Networks, Inc. , Series
E , (Acquired 10/14/22 , cost
$ 27,065,882 ) , 12.00%
(f) (n)
...... 9,274,836 47,394,412
Security
Shares
Shares Value
United States (continued)
x.AI, Inc. , Series C
(e) (f)
........... 1,360,120 $ 45,115,181
507,609,971
Total Preferred Stocks — 1.4%
(Cost: $ 605,740,553 ) ............................. 596,445,437
Total Preferred Securities — 1.5%
(Cost: $ 660,087,443 ) ............................. 652,700,633
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Federal National Mortgage Association ,
Series T , 8.25%
(e) (r)
........... USD 1,500 20,610,000
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 33,500 32,676,308
53,286,308
Collateralized Mortgage Obligations — 3.4%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2018-1 ,
Class BX , 3.49% , 05/25/57 ..... 1,372 607,297
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.51% , 05/25/54 ........ 47,206 47,305,436
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.56% , 03/25/54 .. 21,369 21,438,840
Series 5424 , Class FA , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.51% , 06/25/54 ........ 47,720 47,833,327
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.31% , 09/25/54 ........ 71,314 70,964,166
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.41% , 10/25/54 ........ 46,669 46,323,972
Series 5458 , Class FB , (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.46% , 10/25/54 ........ 90,357 89,875,216
Series 5467 , Class FC , (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 5.37% , 10/25/54 .. 84,918 84,552,254
Series 5469 , Class F , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.41% , 09/25/54 ........ 19,709 19,557,299
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.41% , 11/25/54 ........ 28,270 28,078,276

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.76% , 04/25/54 .. USD 49,429 $ 49,587,598
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.76% , 03/25/54 ........ 47,818 48,093,087
Series 5505 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.81% , 02/25/55 ........ 31,927 32,117,762
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.76% , 02/25/55 ........ 77,223 77,455,045
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.66% , 03/25/55 ........ 118,747 118,989,587
Federal National Mortgage Association
Variable Rate Notes
Series 2024-30 , Class FC ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.36% , 06/25/54 .. 54,870 54,688,399
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.36% , 06/25/54 .. 59,456 59,286,347
Series 2024-51 , Class BF ,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 5.46% , 08/25/54 .. 23,921 23,910,104
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.26% , 10/25/54 .. 53,264 52,928,457
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 12/25/54 .. 63,798 63,929,686
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.73% , 12/25/54 .. 79,270 79,169,884
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 03/25/55 .. 127,622 127,791,416
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 07/25/53 .. 31,123 31,169,447
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 06/25/54 .. 59,153 59,239,828
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.56% , 05/25/55 .. 40,989 40,972,576
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.30% , 08/20/54 .. USD 40,957 $ 40,861,949
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.30% , 03/20/54 .. 9,547 9,530,842
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.45% , 06/20/54 .. 14,113 14,082,568
1,440,340,665
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates , Series KJ48 , Class A2 ,
5.03% , 10/25/31 ............ 4,457 4,565,321
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1 , Class BFX ,
3.71% , 10/25/27 ........ 2,876 2,700,383
Series 2018-K80 , Class B ,
4.38% , 08/25/50 ........ 2,888 2,822,733
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 10,630 9,811,170
Series 2019-K99 , Class C ,
3.77% , 10/25/52 ........ 1,000 940,719
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.45% , 11/25/32
(a)
4,172 4,087,216
Government National Mortgage
Association , Series 2023-119 , Class
AD , 2.25% , 04/16/65 ......... 2,834 2,288,001
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118 , Class BA ,
3.75% , 05/16/65 ........ 2,607 2,382,682
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ........ 2,200 1,995,284
31,593,509
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp. , Series 5112 , Class KI ,
3.50% , 06/25/51 ............ 27,598 5,126,169
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2017-3 ,
Class BIO , 1.42% , 07/25/56
(a) (c)
.. 6,781 765,229
Federal National Mortgage Association
Series 2020-32 , Class PI ,
4.00% , 05/25/50 ........ 21,023 4,492,371
Series 2020-85 , Class IP ,
3.00% , 12/25/50 ........ 17,211 2,726,388
Government National Mortgage
Association
Series 2020-149 , Class IA ,
2.50% , 10/20/50 ........ 17,385 2,516,441
Series 2021-140 , Class JI ,
3.00% , 08/20/51 ........ 28,639 4,922,139
Series 2021-67 , Class QI ,
3.00% , 04/20/51 ........ 21,169 3,636,430

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-76 , Class JI ,
3.00% , 08/20/50 ........ USD 21,751 $ 3,728,670
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 8,524 1,438,889
Series 2021-83 , Class PI ,
3.00% , 05/20/51 ........ 12,185 2,076,105
Series 2021-96 , Class MI ,
3.00% , 06/20/51 ........ 37,963 6,527,031
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 72,444 12,314,977
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 5,452 937,485
51,208,324
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. ,
Series 2019-KW08 , Class X2A ,
0.10% , 01/25/29
(c)
........... 265,920 691,604
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes , Series KL06 , Class XFX ,
1.46% , 12/25/29
(a)
........... 11,502 572,971
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80 , 1.56% , 09/16/51 1,869 225,756
Series 2013-30 , 0.53% , 09/16/53 6,358 92,006
Series 2016-36 , 0.66% , 08/16/57 1,557 43,628
Series 2016-96 , 0.77% , 12/16/57 8,222 309,839
1,935,804
Mortgage-Backed Securities — 33.9%
Federal National Mortgage Association ,
5.81% , 06/01/31 ............ 10,626 11,016,599
Government National Mortgage
Association
(w)
4.50% , 07/15/55 .......... 414,754 396,943,625
5.50% , 07/15/55 .......... 405,721 406,253,424
Uniform Mortgage-Backed Securities
6.00% , 03/01/38 .......... 1 795
4.50% , 09/01/43 - 11/01/44 ... 93 91,940
4.00% , 09/01/44 - 01/01/46 ... 75 71,229
5.00% , 10/01/52 .......... 1 718
3.00% , 07/25/55
(w)
......... 15,862 13,722,859
3.50% , 07/25/55 - 08/25/55
(w)
.. 3,778,070 3,400,975,600
4.50% , 07/25/55
(w)
......... 1,401,205 1,340,142,767
5.00% , 07/25/55
(w)
......... 704,714 690,549,361
5.50% , 07/25/55
(w)
......... 3,741,921 3,741,064,923
6.00% , 07/25/55 - 08/25/55
(w)
.. 4,342,808 4,412,826,396
14,413,660,236
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2017-3 , Class B ,
0.00% , 07/25/56
(c) (i)
.......... 3,950 596,598
Total U.S. Government Sponsored Agency Securities
—
37 .6%
(Cost: $ 15,817,286,653 ) ........................... 15,992,621,444
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 08/15/52
(m) (x)
.......... 186,365 134,524,955
3.63% , 02/15/53 ............ 3,000 2,448,984
4.63% , 05/15/54 - 02/15/55
(x) (y)
... 116,215 113,104,365
4.50% , 11/15/54
(x)
........... 150,000 142,945,313
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.75% , 05/15/55
(x) (y)
.......... USD 115,000 $ 114,353,125
U.S. Treasury Inflation Linked Bonds ,
2.13% , 02/15/54
(x)
........... 34,748 31,777,545
U.S. Treasury Inflation Linked Notes ,
2.13% , 04/15/29
(x)
........... 62,218 63,890,500
U.S. Treasury Notes
4.13% , 02/28/27 ............ 46,893 47,136,322
3.88% , 03/31/27 - 06/15/28
(z)
.... 314,548 316,126,981
3.75% , 04/30/27 ............ 29,033 29,028,164
2.38% , 05/15/29
(x)
........... 1,000 951,250
4.00% , 02/28/30
(x)
........... 220,000 222,139,843
4.63% , 02/15/35
(x)
........... 174,061 179,581,585
4.25% , 05/15/35 ............ 6,327 6,336,886
Total U.S. Treasury Obligations — 3.3%
(Cost: $ 1,415,863,673 ) ........................... 1,404,345,818
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 147,996 5,328
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(e)
.................. 196,295 11,561
Israel — 0.0%
Deep Instinct Ltd. , (Acquired 09/20/22 ,
cost $ 0 ) ( Issued/Exercisable
09/20/22 , 1 Share for 1 Warrant,
Expires 09/20/32 )
(e) (f) (n)
........ 111,033 1,110
Japan — 0.0%
(e)(f)
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 02/06/24 , 1 Share for 1
Warrant, Expires 03/30/29 ) ..... 11,000,000 657,931
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 01/29/24 , 1 Share for 1
Warrant, Expires 03/15/29 )
(b)
.... 14,000,000 1,001,354
Money Forward, Inc. ( Issued/
Exercisable 08/18/23 , 1 Share for
1 Warrant, Expires 08/18/28 , Strike
Price JPY 2.50 )
(b)
............ 4,000,000 232,424
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/34 )
(b)
.... 15,000,000 745,601
Nagoya Railroad Co., Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/33 )
(b)
.... 11,000,000 398,898
Sanrio Co. Ltd. ( Issued/Exercisable
12/14/23 , 1 Share for 1 Warrant,
Expires 11/28/28 )
(b)
.......... 10,000,000 12,424,756
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 8,000,000 297,212
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 2,000,000 118,432
15,876,608

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(e)
.................. 109,138 $ 129
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
(Acquired 12/19/23 , cost $ 0 ) ( Issued/
Exercisable 12/19/23 , 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01 )
(e) (f) (n)
......... 512,859 387,187
United States — 0.1%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 45,680 39,732
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(f)
........... 199,600 499
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(f)
........... 333,560 84,858
Davidson Homes, Inc. ( Issued/
Exercisable 05/16/24 , 1 Share for
1 Warrant, Expires 05/16/34 , Strike
Price USD 8.47 )
(f)
........... 537,085 2,175,194
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 213,790 47,034
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(f) (n)
.......... 3,551 6,781,203
FLYR, Inc. ( Issued/Exercisable
12/29/23 , 1 Share for 1 Warrant,
Expires 12/29/33 , Strike Price USD
3.95 )
(f)
................... 64,041 196,606
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 204,533 1,859,205
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(f)
.................. 81,813 447,517
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 515,422 4,685,186
Hippo Holdings, Inc. ( Issued/
Exercisable 01/04/21 , 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50 ) ............ 7,405 56
Insight M, Inc. ( Issued/Exercisable
01/31/24 , 1 Share for 1 Warrant, ,
Strike Price USD 0.34 )
(f)
....... 13,198,015 1,296,045
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(f)
.................. 164,855 16
Security
Shares
Shares Value
United States (continued)
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 )
(f)
........... 375,043 $ —
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 369,311 1,736
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 128,364 49,035
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 505,097 192,947
RapidSOS, Inc. ( Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33 , Strike Price USD
0.01 )
(f)
................... 6,073,125 6,316,050
Sonder Corp. ( Issued/Exercisable
12/30/24 , 1 Share for 1 Warrant,
Expires 12/30/29 , Strike Price USD
0.01 )
(f)
................... 103,459 233,817
Sonder Corp. ( Issued/Exercisable
04/11/25 , 1 Share for 1 Warrant,
Expires 04/11/30 , Strike Price USD
1.00 )
(f)
................... 1,032,088 1,517,169
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(f) (n)
.......... 1,143,143 4,618,298
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 299,148 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(n)
.................. 299,148 7,628
30,549,831
Total Warrants — 0 .1%
(Cost: $ 7,744,648 ) .............................. 46,831,754
Total Long-Term Investments — 131 .5%
(Cost: $ 54,875,793,584 ) ........................... 55,953,854,854
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(aa)
Barclays Bank plc , 1.80% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 2,310,049 ,
collateralized by Ford Motor Co. ,
5.29%, due at 12/08/46 , par and
fair value of USD 2,900,000 and
$ 2,341,446 , respectively) ...... USD 2,309 2,309,125
Barclays Bank plc , 3.65% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 172,890 ,
collateralized by JPMorgan Chase
& Co. , 1.95%, due at 02/04/32 , par
and fair value of USD 200,000 and
$ 173,442 , respectively) ........ 173 172,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.90% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 98,460 ,
collateralized by Wells Fargo & Co. ,
3.58%, due at 05/22/28 , par and fair
value of USD 100,000 and $ 98,460 ,
respectively) ............... USD 98 $ 98,375
Barclays Bank plc , 4.05% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 379,842 ,
collateralized by Walt Disney Co.
(The) , 4.63%, due at 03/23/40 , par
and fair value of USD 400,000 and
$ 381,174 , respectively) ........ 380 379,500
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 3,249,139 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of
USD 3,983,000 and $ 3,225,875 ,
respectively) ............... 3,246 3,246,145
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 97,340 ,
collateralized by PG&E Corp. ,
5.25%, due at 07/01/30 , par and fair
value of USD 100,000 and $ 95,264 ,
respectively) ............... 97 97,250
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 1,135,296 ,
collateralized by JPMorgan Chase
& Co. , 2.55%, due at 11/08/32 , par
and fair value of USD 1,300,000 and
$ 1,144,447 , respectively) ...... 1,134 1,134,250
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 97,340 ,
collateralized by Aviation Capital
Group LLC , 3.50%, due at 11/01/27 ,
par and fair value of USD 100,000
and $ 97,447 , respectively) ..... 97 97,250
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 366,726 ,
collateralized by Telefonica
Emisiones SA , 5.52%, due at
03/01/49 , par and fair value of USD
400,000 and $ 365,436 , respectively) 366 366,388
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 103,095 ,
collateralized by Bank of Nova
Scotia (The) , 4.85%, due at
02/01/30 , par and fair value of USD
100,000 and $ 101,900 , respectively) 103 103,000
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 429,139 ,
collateralized by AerCap Ireland
Capital DAC , 6.15%, due at
09/30/30 , par and fair value of USD
400,000 and $ 426,571 , respectively) 429 428,744
Security
Par (000)
Par (000) Value
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 391,361 ,
collateralized by Bank of Nova
Scotia (The) , 1.35%, due at
06/24/26 , par and fair value of USD
400,000 and $ 388,595 , respectively) USD 391 $ 391,000
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 85,664 ,
collateralized by AstraZeneca plc ,
4.38%, due at 08/17/48 , par and fair
value of USD 100,000 and $ 85,432 ,
respectively) ............... 86 85,585
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 514,974 ,
collateralized by Union Pacific
Corp. , 3.95%, due at 08/15/59 , par
and fair value of USD 700,000 and
$ 516,675 , respectively) ........ 515 514,500
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 91,459 ,
collateralized by Bank of America
Corp. , 2.50%, due at 02/13/31 , par
and fair value of USD 100,000 and
$ 91,336 , respectively) ........ 91 91,375
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 1,204,109 ,
collateralized by CDW LLC , 5.55%,
due at 08/22/34 , par and fair value
of USD 1,200,000 and $ 1,196,682 ,
respectively) ............... 1,203 1,203,000
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 304,405 ,
collateralized by Charter
Communications Operating LLC ,
5.05%, due at 03/30/29 , par and
fair value of USD 300,000 and
$ 302,860 , respectively) ........ 304 304,125
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 86,705 ,
collateralized by Bank of America
Corp. , 1.92%, due at 10/24/31 , par
and fair value of USD 100,000 and
$ 87,208 , respectively) ........ 87 86,625
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 191,426 ,
collateralized by Bank of America
Corp. , 3.19%, due at 07/23/30 , par
and fair value of USD 200,000 and
$ 190,378 , respectively) ........ 191 191,250
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 2,428,525 ,
collateralized by MGM Resorts
International , 6.13%, due at
09/15/29 , par and fair value of
USD 2,370,000 and $ 2,410,635 ,
respectively) ............... 2,426 2,426,288

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 1,772,205 ,
collateralized by SMBC Aviation
Capital Finance DAC , 2.30%, due
at 06/15/28 , par and fair value of
USD 1,900,000 and $ 1,780,342 ,
respectively) ............... USD 1,771 $ 1,770,572
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 1,984,328 ,
collateralized by Mosaic Co. (The) ,
4.05%, due at 11/15/27 , par and
fair value of USD 2,000,000 and
$ 1,984,981 , respectively) ...... 1,983 1,982,500
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 310,786 ,
collateralized by Targa Resources
Corp. , 5.20%, due at 07/01/27 , par
and fair value of USD 300,000 and
$ 304,022 , respectively) ........ 311 310,500
Barclays Bank plc , 0.90% , Open
(Purchased on 04/16/25 to be
repurchased at USD 3,496,949 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 3,206,000 and
$ 3,607,161 , respectively)
(ab)
..... EUR 2,962 3,489,606
Barclays Bank plc , 0.90% , Open
(Purchased on 04/16/25 to be
repurchased at USD 429,756 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 394,000 and
$ 443,301 , respectively)
(ab)
...... 364 428,854
Barclays Bank plc , 1.70% , Open
(Purchased on 05/27/25 to be
repurchased at USD 3,557,561 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 2,970,000 and
$ 3,519,356 , respectively)
(ab)
..... 3,015 3,551,514
Barclays Bank plc , 4.15% , Open
(Purchased on 06/27/25 to be
repurchased at USD 16,920,013 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 17,148,000
and $ 16,848,291 , respectively)
(ab)
. USD 16,912 16,912,215
Barclays Capital, Inc. , 2.75% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 8,288,002 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due
at 06/01/29 , par and fair value of
USD 8,696,000 and $ 8,356,378 ,
respectively) ............... 8,283 8,282,940
Barclays Capital, Inc. , 3.55% , 08/01/25
(Purchased on 06/30/25 to be
repurchased at USD 120,168 ,
collateralized by Cleveland-Cliffs,
Inc. , 7.00%, due at 03/15/32 , par
and fair value of USD 125,000 and
$ 117,833 , respectively) ........ 120 120,156
Security
Par (000)
Par (000) Value
Barclays Capital, Inc. , 3.95% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 293,883 ,
collateralized by Ford Motor Credit
Co. LLC , 5.11%, due at 05/03/29 ,
par and fair value of USD 300,000
and $ 293,337 , respectively) ..... USD 294 $ 293,625
Barclays Capital, Inc. , 4.15% , 08/01/25
(Purchased on 06/26/25 to be
repurchased at USD 5,699,964 ,
collateralized by Valaris Ltd. , 8.38%,
due at 04/30/30 , par and fair value
of USD 5,523,000 and $ 5,666,454 ,
respectively) ............... 5,697 5,696,681
BNP Paribas SA , 1.94% , Open
(Purchased on 04/29/25 to be
repurchased at USD 41,367,619 ,
collateralized by Bonos y
Obligaciones del Estado , 0.50%,
due at 10/31/31 , par and fair value of
EUR 40,000,000 and $ 41,145,888 ,
respectively)
(b) (c) (ab)
........... EUR 34,991 41,217,884
BNP Paribas SA , 1.95% , Open
(Purchased on 04/29/25 to be
repurchased at USD 41,200,923 ,
collateralized by Bonos y
Obligaciones del Estado , 0.70%,
due at 04/30/32 , par and fair value of
EUR 40,000,000 and $ 41,093,775 ,
respectively)
(b) (c) (ab)
........... 34,850 41,051,086
BNP Paribas SA , 4.10% , Open
(Purchased on 05/12/25 to be
repurchased at USD 513,698 ,
collateralized by Lowe's Cos., Inc. ,
1.70%, due at 10/15/30 , par and
fair value of USD 600,000 and
$ 522,293 , respectively)
(ab)
...... USD 511 510,750
BNP Paribas SA , 4.16% , Open
(Purchased on 05/12/25 to be
repurchased at USD 1,760,111 ,
collateralized by Bank of America
Corp. , 2.68%, due at 06/19/41 , par
and fair value of USD 2,500,000 and
$ 1,783,140 , respectively)
(ab)
..... 1,750 1,750,000
BofA Securities, Inc. , 4.10% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 404,828 ,
collateralized by Oncor Electric
Delivery Co. LLC , 4.65%, due at
11/01/29 , par and fair value of USD
400,000 and $ 404,608 , respectively) 404 404,000
BofA Securities, Inc. , 4.12% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 193,398 ,
collateralized by Prologis LP , 2.13%,
due at 04/15/27 , par and fair value
of USD 200,000 and $ 193,290 ,
respectively) ............... 193 193,000
BofA Securities, Inc. , 4.12% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 3,879,225 ,
collateralized by Metropolitan Life
Global Funding I , 5.05%, due at
01/08/34 , par and fair value of
USD 3,800,000 and $ 3,829,069 ,
respectively) ............... 3,871 3,871,250

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc. , 4.15% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 90,563 ,
collateralized by QUALCOMM, Inc. ,
4.80%, due at 05/20/45 , par and fair
value of USD 100,000 and $ 91,134 ,
respectively) ............... USD 90 $ 90,375
BofA Securities, Inc. , 4.15% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 5,060,479 ,
collateralized by Oracle Corp. ,
4.90%, due at 02/06/33 , par and
fair value of USD 5,000,000 and
$ 5,013,379 , respectively) ...... 5,050 5,050,000
BofA Securities, Inc. , 4.16% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 832,728 ,
collateralized by JPMorgan Chase
& Co. , 3.33%, due at 04/22/52 , par
and fair value of USD 1,200,000 and
$ 840,789 , respectively) ........ 831 831,000
BofA Securities, Inc. , 4.17% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 6,793,385 ,
collateralized by JPMorgan Chase
& Co. , 4.95%, due at 10/22/35 , par
and fair value of USD 6,900,000 and
$ 6,827,722 , respectively) ...... 6,779 6,779,250
BofA Securities, Inc. , 4.18% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 1,197,372 ,
collateralized by Wells Fargo & Co. ,
6.49%, due at 10/23/34 , par and
fair value of USD 1,100,000 and
$ 1,202,334 , respectively) ...... 1,195 1,194,875
BofA Securities, Inc. , 4.18% , 07/15/25
(Purchased on 06/13/25 to be
repurchased at USD 196,410 ,
collateralized by Goldman Sachs
Group, Inc. (The) , 5.02%, due at
10/23/35 , par and fair value of USD
200,000 and $ 197,581 , respectively) 196 196,000
BofA Securities, Inc. , 4.18% , Open
(Purchased on 06/30/25 to be
repurchased at USD 3,398,089 ,
collateralized by Warnermedia
Holdings, Inc. , 4.28%, due at
03/15/32 , par and fair value of
USD 4,015,000 and $ 3,377,618 ,
respectively)
(ab)
............. 3,398 3,397,694
BofA Securities, Inc. , 4.18% , Open
(Purchased on 06/30/25 to be
repurchased at USD 7,069,827 ,
collateralized by Warnermedia
Holdings, Inc. , 5.05%, due at
03/15/42 , par and fair value
of 9,885,000 and $ 5,826,219 ,
respectively)
(ab)
............. 7,069 7,069,006
Deutsche Bank AG , 1.35% , Open
(Purchased on 05/27/25 to be
repurchased at USD 2,486,387 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 1,860,000 and
$ 2,379,368 , respectively)
(ab)
..... EUR 2,108 2,482,980
Security
Par (000)
Par (000) Value
Goldman Sachs & Co. LLC ,
4.10% , Open (Purchased on
05/19/25 to be repurchased at
USD 7,537,935 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value of
USD 7,980,000 and $ 7,631,588 ,
respectively)
(ab)
............. USD 7,501 $ 7,501,200
Goldman Sachs International ,
1.60% , Open (Purchased on
05/27/25 to be repurchased at
USD 3,143,204 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 2,615,000 and $ 3,091,890 ,
respectively)
(ab)
............. EUR 2,664 3,138,157
J.P. Morgan Securities LLC ,
3.80% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
425,725 , collateralized by Celanese
US Holdings LLC , 7.20%, due at
11/15/33 , par and fair value of USD
400,000 and $ 424,624 , respectively) USD 426 425,500
J.P. Morgan Securities LLC ,
3.85% , 07/29/25 (Purchased on
06/26/25 to be repurchased at
USD 10,286,397 , collateralized by
Deutsche Bank AG , 6.12%, due
at 07/14/26 , par and fair value of
USD 10,000,000 and $ 10,004,174 ,
respectively) ............... 10,281 10,280,900
J.P. Morgan Securities LLC ,
4.10% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
99,181 , collateralized by Americold
Realty Operating Partnership LP ,
5.41%, due at 09/12/34 , par and fair
value of USD 100,000 and $ 97,877 ,
respectively) ............... 99 99,125
J.P. Morgan Securities LLC ,
4.17% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
1,297,501 , collateralized by Toronto-
Dominion Bank (The) , 3.63%, due
at 09/15/31 , par and fair value of
USD 1,300,000 and $ 1,285,149 ,
respectively) ............... 1,297 1,296,750
J.P. Morgan Securities LLC ,
4.17% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
99,933 , collateralized by Mondelez
International, Inc. , 4.75%, due at
08/28/34 , par and fair value of USD
100,000 and $ 98,772 , respectively) 100 99,875
J.P. Morgan Securities LLC ,
4.17% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
308,429 , collateralized by Bank
of America Corp. , 5.02%, due at
07/22/33 , par and fair value of USD
300,000 and $ 303,513 , respectively) 308 308,250

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC ,
4.17% , 07/29/25 (Purchased on
06/26/25 to be repurchased at USD
969,311 , collateralized by United
Parcel Service, Inc. , 5.50%, due
at 05/22/54 , par and fair value of
USD 1,000,000 and $ 969,698 ,
respectively) ............... USD 969 $ 968,750
J.P. Morgan Securities plc ,
1.45% , Open (Purchased on
05/27/25 to be repurchased at USD
1,203,204 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 900,000 and
$ 1,151,307 , respectively)
(ab)
..... EUR 1,020 1,201,442
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/15/25 to be repurchased at USD
3,991,101 , collateralized by Cerved
Group SpA , 6.00%, due at 02/15/29 ,
par and fair value of EUR 3,575,000
and $ 4,073,424 , respectively)
(ab)
.. 3,381 3,982,378
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/27/25 to be repurchased at
USD 3,009,501 , collateralized by
Banco Santander SA , 3.63%, due
at 12/31/79 , par and fair value of
EUR 2,800,000 and $ 3,041,095 ,
respectively)
(b) (ab)
............ 2,551 3,004,385
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
06/02/25 to be repurchased at USD
12,014,834 , collateralized by Nexi
SpA , 3.88%, due at 05/21/31 , par
and fair value of EUR 10,000,000
and $ 11,876,092 , respectively)
(ab)
. 10,186 11,998,952
Nomura Securities International,
Inc. , 3.75% , Open (Purchased
on 04/15/25 to be repurchased at
USD 201,352 , collateralized by
National Fuel Gas Co. , 4.75%,
due at 09/01/28 , par and fair value
of USD 200,000 and $ 199,871 ,
respectively)
(ab)
............. USD 200 199,750
Nomura Securities International,
Inc. , 3.75% , Open (Purchased on
04/15/25 to be repurchased at USD
199,334 , collateralized by Mizuho
Financial Group, Inc. , 3.48%, due
at 04/12/26 , par and fair value
of USD 200,000 and $ 198,598 ,
respectively)
(ab)
............. 198 197,748
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc. , 4.05% , Open (Purchased on
04/15/25 to be repurchased at USD
518,831 , collateralized by Sammons
Financial Group, Inc. , 6.88%, due
at 04/15/34 , par and fair value
of USD 500,000 and $ 535,341 ,
respectively)
(ab)
............. USD 514 $ 514,375
Nomura Securities International,
Inc. , 4.10% , Open (Purchased on
04/15/25 to be repurchased at USD
577,016 , collateralized by New
York Life Insurance Co. , 3.75%,
due at 05/15/50 , par and fair value
of USD 800,000 and $ 590,999 ,
respectively)
(ab)
............. 572 572,000
Nomura Securities International,
Inc. , 4.15% , Open (Purchased on
04/15/25 to be repurchased at USD
448,950 , collateralized by NetApp,
Inc. , 2.70%, due at 06/22/30 , par
and fair value of USD 500,000 and
$ 456,880 , respectively)
(ab)
...... 445 445,000
Nomura Securities International,
Inc. , 4.20% , Open (Purchased
on 04/15/25 to be repurchased at
USD 104,556 , collateralized by
Motorola Solutions, Inc. , 5.60%,
due at 06/01/32 , par and fair value
of USD 100,000 and $ 104,172 ,
respectively)
(ab)
............. 104 103,625
RBC Capital Markets LLC ,
3.75% , Open (Purchased on
05/16/25 to be repurchased at
USD 1,029,510 , collateralized by
CommScope Technologies LLC ,
5.00%, due at 03/15/27 , par and
fair value of USD 1,090,000 and
$ 1,061,610 , respectively)
(ab)
..... 1,025 1,024,600
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
05/16/25 to be repurchased at
USD 102,647 , collateralized
by Northwestern Mutual Global
Funding , 4.71%, due at 01/10/29 ,
par and fair value of USD 100,000
and $ 101,089 , respectively)
(ab)
... 102 102,125
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
06/23/25 to be repurchased at
USD 1,471,640 , collateralized by
Transocean, Inc. , 8.50%, due at
05/15/31 , par and fair value of
USD 1,580,000 and $ 1,410,384 ,
respectively)
(ab)
............. 1,470 1,470,333
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
05/16/25 to be repurchased at USD
2,448,330 , collateralized by SMBC
Aviation Capital Finance DAC ,
5.45%, due at 05/03/28 , par and
fair value of USD 2,400,000 and
$ 2,453,504 , respectively)
(ab)
..... 2,436 2,435,880

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 138,023 , collateralized by
O'Reilly Automotive, Inc. , 1.75%,
due at 03/15/31 , par and fair value
of USD 162,000 and $ 139,409 ,
respectively)
(ab)
............. USD 137 $ 137,295
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
295,182 , collateralized by Penske
Truck Leasing Co. LP , 3.40%, due
at 11/15/26 , par and fair value
of USD 300,000 and $ 295,384 ,
respectively)
(ab)
............. 294 293,625
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
704,592 , collateralized by Canadian
Imperial Bank of Commerce , 4.63%,
due at 09/11/30 , par and fair value
of USD 700,000 and $ 700,080 ,
respectively)
(ab)
............. 701 700,875
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
2,156,322 , collateralized by Pfizer
Investment Enterprises Pte. Ltd. ,
4.45%, due at 05/19/26 , par and
fair value of USD 2,100,000 and
$ 2,102,300 , respectively)
(ab)
..... 2,145 2,144,948
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
459,298 , collateralized by CSX
Corp. , 4.75%, due at 05/30/42 , par
and fair value of USD 500,000 and
$ 457,677 , respectively)
(ab)
...... 457 456,875
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 288,773 , collateralized by
Continental Resources, Inc. , 2.27%,
due at 11/15/26 , par and fair value
of USD 300,000 and $ 289,919 ,
respectively)
(ab)
............. 287 287,250
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
601,674 , collateralized by Alexandria
Real Estate Equities, Inc. , 4.50%,
due at 07/30/29 , par and fair value
of USD 600,000 and $ 598,788 ,
respectively)
(ab)
............. 599 598,500
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
87,838 , collateralized by National
Health Investors, Inc. , 3.00%, due
at 02/01/31 , par and fair value
of USD 100,000 and $ 88,706 ,
respectively)
(ab)
............. 87 87,375
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 217,145 , collateralized by
Home Depot, Inc. (The) , 5.88%,
due at 12/16/36 , par and fair value
of USD 200,000 and $ 214,479 ,
respectively)
(ab)
............. USD 216 $ 216,000
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
952,481 , collateralized by UBS
Group AG , 5.96%, due at 01/12/34 ,
par and fair value of USD 900,000
and $ 947,440 , respectively)
(ab)
... 947 947,457
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
06/13/25 to be repurchased at
USD 5,970,884 , collateralized by
Weatherford International Ltd. ,
8.63%, due at 04/30/30 , par and
fair value of USD 5,792,000 and
$ 5,969,972 , respectively)
(ab)
..... 5,959 5,958,520
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
292,920 , collateralized by KKR
Group Finance Co. VI LLC , 3.75%,
due at 07/01/29 , par and fair value
of USD 300,000 and $ 291,336 ,
respectively)
(ab)
............. 291 291,375
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
751,966 , collateralized by Marsh
& McLennan Cos., Inc. , 4.75%,
due at 03/15/39 , par and fair value
of USD 800,000 and $ 760,104 ,
respectively)
(ab)
............. 748 748,000
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 145,995 , collateralized by Bell
Telephone Co. of Canada or Bell
Canada , 5.10%, due at 05/11/33 , par
and fair value of USD 148,000 and
$ 148,121 , respectively)
(ab)
...... 145 145,225
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 294,600 , collateralized by
Nationwide Building Society , 3.96%,
due at 07/18/30 , par and fair value
of USD 300,000 and $ 292,696 ,
respectively)
(ab)
............. 293 293,046
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 610,721 , collateralized by
American Express Co. , 4.99%,
due at 05/26/33 , par and fair value
of USD 600,000 and $ 601,381 ,
respectively)
(ab)
............. 608 607,500

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC , 4.15% , Open
(Purchased on 05/16/25 to be
repurchased at USD 306,115 ,
collateralized by Essential Utilities,
Inc. , 4.80%, due at 08/15/27 , par
and fair value of USD 300,000 and
$ 303,160 , respectively)
(ab)
...... USD 305 $ 304,500
RBC Capital Markets LLC , 4.15% , Open
(Purchased on 05/16/25 to be
repurchased at USD 488,190 ,
collateralized by Western Digital
Corp. , 4.75%, due at 02/15/26 , par
and fair value of USD 482,000 and
$ 480,732 , respectively)
(ab)
...... 486 485,615
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 188,746 , collateralized by
JPMorgan Chase & Co. , 2.07%,
due at 06/01/29 , par and fair value
of USD 200,000 and $ 187,585 ,
respectively)
(ab)
............. 188 187,750
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
212,119 , collateralized by Morgan
Stanley , 6.41%, due at 11/01/29 , par
and fair value of USD 200,000 and
$ 211,844 , respectively)
(ab)
...... 211 211,000
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
730,855 , collateralized by Arch
Capital Group US, Inc. , 5.14%,
due at 11/01/43 , par and fair value
of USD 800,000 and $ 740,905 ,
respectively)
(ab)
............. 727 727,000
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 1,228,480 , collateralized by
Dominion Energy, Inc. , 3.38%, due
at 04/01/30 , par and fair value of
USD 1,300,000 and $ 1,235,424 ,
respectively)
(ab)
............. 1,222 1,222,000
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
222,800 , collateralized by Morgan
Stanley , 3.22%, due at 04/22/42 , par
and fair value of USD 300,000 and
$ 227,607 , respectively)
(ab)
...... 222 221,625
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 412,363 , collateralized by
Cooperatieve Rabobank UA , 4.80%,
due at 01/09/29 , par and fair value
of USD 400,000 and $ 407,820 ,
respectively)
(ab)
............. 410 410,188
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 893,463 , collateralized by
Cigna Group (The) , 3.40%, due
at 03/01/27 , par and fair value
of USD 900,000 and $ 887,241 ,
respectively)
(ab)
............. 889 888,750
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at
USD 154,754 , collateralized by
Met Tower Global Funding , 5.25%,
due at 04/12/29 , par and fair value
of USD 150,000 and $ 154,395 ,
respectively)
(ab)
............. USD 154 $ 153,938
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
1,554,924 , collateralized by AerCap
Ireland Capital DAC , 3.40%, due
at 10/29/33 , par and fair value of
USD 1,800,000 and $ 1,587,309 ,
respectively)
(ab)
............. 1,547 1,546,722
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
157,438 , collateralized by Elevance
Health, Inc. , 6.10%, due at 10/15/52 ,
par and fair value of USD 157,000
and $ 159,994 , respectively)
(ab)
... 157 156,607
RBC Capital Markets LLC , 4.15% , Open
(Purchased on 05/20/25 to be
repurchased at USD 2,294,597 ,
collateralized by Blackstone Private
Credit Fund , 4.95%, due at 09/26/27 ,
par and fair value of USD 2,300,000
and $ 2,288,606 , respectively)
(ab)
.. 2,284 2,283,803
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
06/25/25 to be repurchased at
USD 1,360,972 , collateralized by
Sirius XM Radio LLC , 5.50%, due
at 07/01/29 , par and fair value of
USD 1,335,000 and $ 1,326,210 ,
respectively)
(ab)
............. 1,360 1,360,031
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
05/16/25 to be repurchased at USD
487,572 , collateralized by Duke
Energy Progress LLC , 3.45%, due
at 03/15/29 , par and fair value
of USD 500,000 and $ 486,421 ,
respectively)
(ab)
............. 485 485,000
RBC Europe Ltd. , 1.65% , Open
(Purchased on 05/27/25 to be
repurchased at USD 3,143,353 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 2,615,000 and
$ 3,091,891 , respectively)
(ab)
..... EUR 2,664 3,138,157
RBC Europe Ltd. , 4.23% , Open
(Purchased on 04/29/25 to be
repurchased at USD 25,460,836 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 18,086,000 and $ 25,626,267 ,
respectively)
(b) (ab)
............ GBP 18,415 25,277,825
Total Borrowed Bond Agreements — 0.7%
(Cost: $ 272,326,582 ) ............................. 277,000,315

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 0.2%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills , 15.26% , 01/01/26
(ac)
...... BRL 100 $ 17,085,274
Egypt — 0.0%
Arab Republic of Egypt , 27.02% ,
11/11/25
(ac)
................ EGP 14,825 270,698
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ac)
26.80% , 07/29/25 ........... 18,775 369,245
26.70% , 11/18/25 ........... 438,375 7,966,758
27.27% , 11/25/25 ........... 108,275 1,970,976
26.51% , 12/16/25 ........... 1,066,425 19,020,421
Nigeria — 0.1%
Federal Republic of Nigeria Treasury
Bills , 25.43% , 12/11/25
(ac)
...... NGN 60,280,270 35,611,019
Total Foreign Government Obligations — 0.2%
(Cost: $ 80,609,773 ) .............................. 82,294,391
Shares
Shares
Money Market Funds — 1.7%
(u)(ad)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.47%
(ae)
...... 424,374,031 424,543,781
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(o)
..... 289,262,160 289,262,160
Total Money Market Funds — 1 .7%
(Cost: $ 713,797,029 ) ............................. 713,805,941
Total Short-Term Securities — 2.6%
(Cost: $ 1,066,733,384 ) ........................... 1,073,100,647
Total Options Purchased — 0 .5%
(Cost: $ 242,862,423 ) ............................. 226,954,448
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 134.6%
(Cost: $ 56,185,389,391 ) ........................... 57,253,909,949
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (112,543,602) ) ............... (97,776,675)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 0 .4 ) %
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% , 06/24/26 ............ USD (400) (388,595)
4.85% , 02/01/30 ............ (100) (101,900)
Bell Telephone Co. of Canada or Bell
Canada , 5.10% , 05/11/33 ...... (148) (148,121)
Canadian Imperial Bank of Commerce ,
(1-day SOFR + 1.34%),
4.63% , 09/11/30
(a)
........... (700) (700,080)
Toronto-Dominion Bank (The) , (5-
Year USD Swap Semi + 2.21%),
3.63% , 09/15/31
(a)
........... (1,300) (1,285,149)
(2,623,845)
Security
Par (000)
Par (000) Value
Germany — (0.0)%
Deutsche Bank AG , (1-day SOFR +
3.19%), 6.12% , 07/14/26
(a)
..... USD (10,000) $ (10,004,174)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% , 10/29/33 ............ (1,800) (1,587,309)
6.15% , 09/30/30 ............ (400) (426,571)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% , 06/15/28 ............ (1,900) (1,780,342)
5.45% , 05/03/28 ............ (2,400) (2,453,504)
(6,247,726)
Italy — (0.1)%
Cerved Group SpA , 6.00% , 02/15/29 EUR (3,575) (4,073,424)
Nexi SpA , 3.88% , 05/21/31 ....... (10,000) (11,876,092)
Webuild SpA:
3.63% , 01/28/27 ............ (2,970) (3,519,356)
7.00% , 09/27/28 ............ (2,760) (3,530,675)
(22,999,547)
Japan — (0.0)%
Mizuho Financial Group, Inc. ,
3.48% , 04/12/26
(c)
........... USD (200) (198,598)
Netherlands — (0.0)%
Cooperatieve Rabobank UA ,
4.80% , 01/09/29 ............ (400) (407,820)
Spain — (0.0)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (r)
................. EUR (2,800) (3,041,095)
Telefonica Emisiones SA ,
5.52% , 03/01/49 ............ USD (400) (365,436)
(3,406,531)
Sweden — (0.0)%
Verisure Midholding AB ,
5.25% , 02/15/29 ............ EUR (5,230) (6,183,781)
Switzerland — (0.0)%
UBS Group AG , (1-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%),
5.96% , 01/12/34
(a) (c)
.......... USD (900) (947,440)
United Kingdom — (0.0)%
AstraZeneca plc , 4.38% , 08/17/48 .. (100) (85,432)
Motion Bondco DAC , 4.50% , 11/15/27 EUR (3,600) (4,050,462)
Nationwide Building Society , (3-mo.
SOFR + 2.12%), 3.96% , 07/18/30
(a) (c)
USD (300) (292,696)
(4,428,590)
United States — (0.3)%
Alexandria Real Estate Equities, Inc. ,
4.50% , 07/30/29 ............ (600) (598,788)
American Express Co. , (1-day SOFR +
2.26%), 4.99% , 05/26/33
(a)
..... (600) (601,381)
Americold Realty Operating Partnership
LP , 5.41% , 09/12/34 .......... (100) (97,877)
Arch Capital Group US, Inc. ,
5.14% , 11/01/43 ............ (800) (740,905)
Aviation Capital Group LLC ,
3.50% , 11/01/27
(c)
........... (100) (97,447)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% , 10/24/31 .......... (100) (87,208)
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... (100) (91,336)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.93%),
2.68% , 06/19/41 .......... USD (2,500) $ (1,783,140)
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... (200) (190,378)
(1-day SOFR + 2.16%),
5.02% , 07/22/33 .......... (300) (303,513)
Blackstone Private Credit Fund ,
4.95% , 09/26/27
(c)
........... (2,300) (2,288,606)
CDW LLC , 5.55% , 08/22/34 ....... (1,200) (1,196,682)
Celanese US Holdings LLC ,
7.20% , 11/15/33
(h)
........... (400) (424,624)
Charter Communications Operating
LLC , 5.05% , 03/30/29 ......... (300) (302,860)
Cigna Group (The) , 3.40% , 03/01/27 . (900) (887,241)
Cleveland-Cliffs, Inc. , 7.00% , 03/15/32
(c)
(125) (117,833)
CommScope Technologies LLC ,
5.00% , 03/15/27
(c)
........... (1,090) (1,061,610)
Continental Resources, Inc. ,
2.27% , 11/15/26
(c)
........... (300) (289,919)
CSX Corp. , 4.75% , 05/30/42 ...... (500) (457,677)
Dominion Energy, Inc. , Series C ,
3.38% , 04/01/30 ............ (1,300) (1,235,424)
Duke Energy Progress LLC ,
3.45% , 03/15/29 ............ (500) (486,421)
Elevance Health, Inc. , 6.10% , 10/15/52 (157) (159,994)
Essential Utilities, Inc. , 4.80% , 08/15/27 (300) (303,160)
Ford Motor Co. , 5.29% , 12/08/46 ... (2,900) (2,341,446)
Ford Motor Credit Co. LLC ,
5.11% , 05/03/29 ............ (300) (293,337)
Goldman Sachs Group, Inc.
(The) , (1-day SOFR + 1.42%),
5.02% , 10/23/35
(a)
........... (200) (197,581)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(c)
........... (8,696) (8,356,378)
Home Depot, Inc. (The) ,
5.88% , 12/16/36 ............ (200) (214,479)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% , 02/04/32 .......... (200) (173,442)
(1-day SOFR + 1.02%),
2.07% , 06/01/29 .......... (200) (187,585)
(1-day SOFR + 1.18%),
2.55% , 11/08/32 .......... (1,300) (1,144,447)
(1-day SOFR + 1.58%),
3.33% , 04/22/52 .......... (1,200) (840,789)
(1-day SOFR + 1.34%),
4.95% , 10/22/35 .......... (6,900) (6,827,722)
KKR Group Finance Co. VI LLC ,
3.75% , 07/01/29
(c)
........... (300) (291,336)
Lowe's Cos., Inc. , 1.70% , 10/15/30 .. (600) (522,293)
Marsh & McLennan Cos., Inc. ,
4.75% , 03/15/39 ............ (800) (760,104)
Met Tower Global Funding ,
5.25% , 04/12/29
(c)
........... (150) (154,394)
Metropolitan Life Global Funding I ,
5.05% , 01/08/34
(c)
........... (3,800) (3,829,069)
MGM Resorts International ,
6.13% , 09/15/29 ............ (2,370) (2,410,635)
Mondelez International, Inc. ,
4.75% , 08/28/34 ............ (100) (98,772)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% , 04/22/42 .......... (300) (227,607)
(1-day SOFR + 1.83%),
6.41% , 11/01/29 .......... (200) (211,844)
Mosaic Co. (The) , 4.05% , 11/15/27 .. (2,000) (1,984,981)
Security
Par (000)
Par (000) Value
United States (continued)
Motorola Solutions, Inc. ,
5.60% , 06/01/32 ............ USD (100) $ (104,172)
National Fuel Gas Co. , 4.75% , 09/01/28 (200) (199,871)
National Health Investors, Inc. ,
3.00% , 02/01/31 ............ (100) (88,706)
NetApp, Inc. , 2.70% , 06/22/30 ..... (500) (456,880)
New York Life Insurance Co. ,
3.75% , 05/15/50
(c)
........... (800) (590,999)
Northwestern Mutual Global Funding ,
4.71% , 01/10/29
(c)
........... (100) (101,089)
Oncor Electric Delivery Co. LLC ,
4.65% , 11/01/29
(c)
........... (400) (404,608)
Oracle Corp. , 4.90% , 02/06/33 ..... (5,000) (5,013,379)
O'Reilly Automotive, Inc. ,
1.75% , 03/15/31 ............ (162) (139,409)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(c)
........... (3,983) (3,225,875)
PBF Holding Co. LLC , 6.00% , 02/15/28 (7,980) (7,631,588)
Penske Truck Leasing Co. LP ,
3.40% , 11/15/26
(c)
........... (300) (295,384)
Pfizer Investment Enterprises Pte. Ltd. ,
4.45% , 05/19/26 ............ (2,100) (2,102,300)
PG&E Corp. , 5.25% , 07/01/30 ..... (100) (95,264)
Prologis LP , 2.13% , 04/15/27 ...... (200) (193,290)
QUALCOMM, Inc. , 4.80% , 05/20/45 . (100) (91,134)
Rivian Holdings LLC ,
10.00% , 01/15/31
(c)
.......... (17,148) (16,848,291)
Sammons Financial Group, Inc. ,
6.88% , 04/15/34
(c)
........... (500) (535,341)
Sirius XM Radio LLC ,
5.50% , 07/01/29
(c)
........... (1,335) (1,326,210)
Targa Resources Corp. ,
5.20% , 07/01/27 ............ (300) (304,022)
Transocean, Inc. , 8.50% , 05/15/31
(c)
. (1,580) (1,410,384)
Union Pacific Corp. , 3.95% , 08/15/59 (700) (516,675)
United Parcel Service, Inc. ,
5.50% , 05/22/54 ............ (1,000) (969,698)
Valaris Ltd. , 8.38% , 04/30/30
(c)
..... (5,523) (5,666,454)
Walt Disney Co. (The) , 4.63% , 03/23/40 (400) (381,174)
Warnermedia Holdings, Inc.:
4.28% , 03/15/32 ............ (4,015) (3,377,619)
5.05% , 03/15/42 ............ (9,885) (5,826,219)
Weatherford International Ltd. ,
8.63% , 04/30/30
(c)
........... (5,792) (5,969,972)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% , 05/22/28 .......... (100) (98,460)
(1-day SOFR + 2.06%),
6.49% , 10/23/34 .......... (1,100) (1,202,334)
Western Digital Corp. , 4.75% , 02/15/26 (482) (480,732)
(110,519,798)
Foreign Government Obligations — ( 0 .3 ) %
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% , 10/31/31 ............ EUR (40,000) (41,145,888)
0.70% , 04/30/32 ............ (40,000) (41,093,775)
(82,239,663)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds ,
0.13% , 03/22/46 ............ GBP (28,217) $ (25,626,267)
Total Borrowed Bonds — ( 0 .7 ) %
(Proceeds: $ (299,666,160) ) ........................
(275,833,780)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
4.50% , 07/25/55 - 08/25/55 ..... USD (3,639,162) (3,479,965,445)
5.00% , 07/25/55 ............ (704,714) (690,549,361)
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
5.50% , 07/25/55 ............ USD (351,078) $ (350,997,680)
3.00% , 08/25/55 ............ (322,900) (279,303,334)
Total TBA Sale Commitments — ( 11 .3 ) %
(Proceeds: $ (4,753,085,786) ) ....................... (4,800,815,820)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 122 .4%
(Cost: $ 51,020,093,843 ) ........................... 52,079,483,674
Liabilities in Excess of Other Assets — (22.4) % ........... (9,544,023,578)
Net Assets — 100.0% .............................. $ 42,535,460,096
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
When-issued security.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Zero-coupon bond.
(j)
Rounds to less than 1,000.
(k)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(l)
All or a portion of this security is on loan.
(m)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $436,956,921, representing 1.03% of its net assets as of period end, and an original cost of $342,171,315.
(o)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(p)
Investment does not issue shares.
(q)
Convertible security.
(r)
Perpetual security with no stated maturity date.
(s)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Affiliate of the Fund.
(v)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(z)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(aa)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(ab)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ac)
Rates are discount rates or a range of discount rates as of period end.
(ad)
Annualized 7-day yield as of period end.
(ae)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 274,663,970 $ 149,914,447
(a)
$ — $ (25,791) $ (8,845) $ 424,543,781 424,374,031 $ 1,622,470
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 580,142,900 — (290,880,740)
(a)
— — 289,262,160 289,262,160 22,288,048 —
iShares 0-5 Year TIPS Bond
ETF ................ 40,410,014 — — — 927,904 41,337,918 401,690 690,234 —
iShares AAA CLO Active ETF . 15,531,000 5,176,960 (5,180,000) (7,000) 55,040 15,576,000 300,000 355,932 —
iShares Biotechnology ETF
(c)
. 22,488,921 — (22,585,771) (1,752,883) 1,849,733 — — 20,611 —
iShares Bitcoin Trust ETF ... 89,715,136 119,373,994 (83,774,255) (110,240) 3,118,886 128,323,521 2,096,447 — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 66,611,864 — (67,678,233) 571,632 494,737 — — 387,995 —
iShares China Large-Cap ETF — 1,909,733 (964,365) 29,135 3,864 978,367 26,615 18,056 —
iShares High Yield Muni Active
ETF ................ — 20,029,680 — — (772,200) 19,257,480 396,000 300,636 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 49,797,483 623,821,093 (479,578,563) (2,478,048) 5,277,667 196,839,632 2,440,665 5,770,949 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 19,956,430 352,112,020 (343,590,875) (842,243) 1,256,549 28,891,881 263,588 629,891 —
iShares Latin America 40 ETF
(c)
6,725,492 — (7,774,691) (266,952) 1,316,151 — — — —
iShares MSCI Brazil ETF ... 6,709,421 — — — 1,889,725 8,599,146 298,064 153,559 —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 6,069,171 — (5,760,607) 1,194,862 (1,503,426) — — 4,739 —
$ (3,687,528) $ 13,905,785 $ 1,153,609,886 $ 32,243,120 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 464 08/20/25 $ 9,325 $ (395,321)
Euro-Bobl ............................................................... 9,246 09/08/25 1,281,691 (2,052,227)
Euro-BTP ............................................................... 119 09/08/25 16,961 (60,528)
Euro-Schatz ............................................................. 241 09/08/25 30,447 (21,106)
OSE Nikkei 225 Index ....................................................... 6 09/11/25 1,683 96,111
Japan 10-Year Bond ........................................................ 29 09/12/25 27,996 19,595
Australia 10-Year Bond ...................................................... 1,055 09/15/25 79,586 569,722
Canada 10-Year Bond ....................................................... 839 09/18/25 75,167 301,253
EURO STOXX 50 Index ..................................................... 387 09/19/25 24,284 150,531
EURO STOXX Bank Index .................................................... 3,438 09/19/25 40,802 197,678
Nasdaq-100 E-Mini Index ..................................................... 38 09/19/25 17,399 781,444
U.S. Treasury Ultra Bond ..................................................... 2,185 09/19/25 259,947 1,904,359
U.S. Treasury 2-Year Note .................................................... 2,002 09/30/25 416,510 125,423
U.S. Treasury 5-Year Note .................................................... 35,696 09/30/25 3,891,422 30,236,673
CBOE Volatility Index ....................................................... 5 10/22/25 106 (5,003)
CBOE Volatility Index ....................................................... 30 11/19/25 639 (4,681)
3-mo. SOFR ............................................................. 1,657 12/16/25 397,659 389,611
CBOE Volatility Index ....................................................... 40 12/17/25 851 (24,881)
CBOE Volatility Index ....................................................... 15 02/18/26 332 555
3-mo. CORRA ............................................................ 234 03/17/26 41,937 20,334
3-mo. SONIA Index ......................................................... 61 06/16/26 20,208 23,907
3-mo. SOFR ............................................................. 435 09/15/26 105,297 32,025
3-mo. SONIA Index ......................................................... 1,231 09/15/26 408,070 415,889
32,701,363
Short Contracts
CBOE Volatility Index ....................................................... 30 07/16/25 561 48,944
CME Bitcoin
(a)
............................................................ 10 07/25/25 5,412 (170,466)
CME Bitcoin
(a)
............................................................ 24 08/29/25 13,084 (216,567)
Euro-Bobl ............................................................... 104 09/08/25 14,417 48,189
Euro-BTP ............................................................... 1,858 09/08/25 264,824 (338,112)
Euro-Bund .............................................................. 6,845 09/08/25 1,049,408 4,579,194
Euro-Buxl ............................................................... 1,281 09/08/25 179,173 2,477,279
Euro-OAT ............................................................... 3,450 09/08/25 503,277 2,638,084
Euro-Schatz ............................................................. 3,314 09/08/25 418,675 162,979
Japan 10-Year Bond ........................................................ 31 09/12/25 29,927 (10,590)
Australia 10-Year Bond ...................................................... 1,036 09/15/25 78,152 (654,438)
Australia 3-Year Bond ....................................................... 52 09/15/25 3,687 (14,660)
CBOE Volatility Index ....................................................... 15 09/17/25 311 19,507
FTSE 100 Index ........................................................... 10 09/19/25 1,207 24
Russell 2000 E-Mini Index .................................................... 1,870 09/19/25 204,924 (6,727,388)
S&P 500 E-Mini Index ....................................................... 825 09/19/25 257,967 (4,673,129)
U.S. Treasury 10-Year Note ................................................... 25,874 09/19/25 2,901,122 (47,435,084)
U.S. Treasury 10-Year Ultra Note ............................................... 18,265 09/19/25 2,086,776 (49,256,295)
U.S. Treasury Long Bond ..................................................... 5,067 09/19/25 584,447 (7,862,846)
Long Gilt ................................................................ 707 09/26/25 90,282 118,643
CBOE Volatility Index ....................................................... 15 11/19/25 320 (3,195)
CBOE Volatility Index ....................................................... 15 01/21/26 330 (1,020)
3-mo. CORRA ............................................................ 234 03/17/26 41,937 (31,970)
3-mo. SOFR ............................................................. 2,486 03/17/26 598,722 (1,102,503)
3-mo. EURIBOR .......................................................... 79 06/15/26 22,847 27,986
3-mo. SONIA Index ......................................................... 61 06/16/26 20,208 (15,802)
(108,393,236)
$ (75,691,873)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 355,718,654 USD 61,985,040 Barclays Bank plc 07/02/25 $ 3,487,463
BRL 475,266,561 USD 86,196,191 BNP Paribas SA 07/02/25 1,279,939
BRL 207,948,232 USD 36,448,000 Goldman Sachs International 07/02/25 1,826,324
BRL 31,688,841 USD 5,701,175 JPMorgan Chase Bank NA 07/02/25 131,378
AUD 15,691,000 USD 10,281,471 Deutsche Bank AG 07/03/25 45,686
AUD 829,000 USD 537,973 JPMorgan Chase Bank NA 07/11/25 7,706
CLP 132,266,600 USD 139,794 Goldman Sachs International 07/11/25 2,179
MXN 361,252,471 USD 19,108,918 Bank of America NA 07/11/25 125,003
PLN 302,334,686 USD 79,714,371 BNP Paribas SA 07/11/25 4,147,850
ZAR 5,783,467 USD 310,226 Morgan Stanley & Co. International plc 07/11/25 16,218
ZAR 154,199,136 USD 8,682,600 State Street Bank and Trust Co. 07/11/25 21,061
USD 592,700 TWD 17,042,496 Barclays Bank plc 07/15/25 5,964
EUR 2,032,669 USD 2,328,416 Citibank NA 07/16/25 68,322
THB 488,750,000 USD 14,891,834 Bank of America NA 07/16/25 158,896
THB 488,750,000 USD 14,994,171 Citibank NA 07/16/25 56,559
USD 39,692,594 JPY 5,671,000,000 Morgan Stanley & Co. International plc 07/16/25 246,434
CZK 399,495,837 USD 17,812,422 State Street Bank and Trust Co. 07/22/25 1,232,431
INR 2,138,773,843 USD 24,894,242 Standard Chartered Bank 07/22/25 37,118
MXN 176,353,421 USD 9,320,368 Barclays Bank plc 07/22/25 56,860
MYR 288,397,971 USD 67,209,968 Barclays Bank plc 07/22/25 1,264,842
MYR 63,306,871 USD 14,801,700 Morgan Stanley & Co. International plc 07/22/25 229,356
USD 47,043,363 COP 191,618,917,111 JPMorgan Chase Bank NA 07/22/25 275,892
USD 14,083,096 INR 1,203,752,570 JPMorgan Chase Bank NA 07/22/25 51,136
USD 10,969,021 INR 935,021,273 Royal Bank of Canada 07/22/25 69,621
USD 12,874,756 PHP 721,372,573 Barclays Bank plc 07/22/25 71,483
USD 6,785,278 THB 220,148,364 Barclays Bank plc 07/22/25 2,604
ZAR 154,199,136 USD 8,678,527 Canadian Imperial Bank of Commerce 07/22/25 17,308
AUD 32,780,000 USD 21,106,613 HSBC Bank plc 07/25/25 477,543
CAD 22,563,496 USD 16,484,000 JPMorgan Chase Bank NA 07/25/25 106,906
CHF 3,367,272 USD 4,134,000 Barclays Bank plc 07/25/25 123,231
CLP 15,496,608,400 USD 16,484,000 Societe Generale SA 07/25/25 150,152
CNY 60,398,417 USD 8,443,800 BNP Paribas SA 07/25/25 9,905
CNY 673,574,511 USD 93,924,583 Goldman Sachs International 07/25/25 352,728
CNY 381,992,984 USD 53,265,000 UBS AG 07/25/25 200,906
CZK 2,413,822,517 USD 111,436,115 BNP Paribas SA 07/25/25 3,647,897
CZK 133,754,664 USD 6,331,600 Deutsche Bank AG 07/25/25 45,432
EUR 18,910,400 USD 21,736,461 Credit Agricole Corporate & Investment Bank SA 07/25/25 575,973
EUR 379,900 USD 445,589 Standard Chartered Bank 07/25/25 2,656
EUR 4,226,325 USD 4,857,218 UBS AG 07/25/25 129,435
GBP 12,546,000 USD 16,806,442 Bank of America NA 07/25/25 416,735
HUF 18,662,904,522 USD 52,850,143 HSBC Bank plc 07/25/25 2,089,360
HUF 1,234,886,308 USD 3,617,400 Morgan Stanley & Co. International plc 07/25/25 17,835
IDR 160,790,616,000 USD 9,918,000 Bank of America NA 07/25/25 13,715
IDR 1,354,223,056,661 USD 143,363,115 Morgan Stanley & Co. International plc 07/25/25 2,052,535
INR 11,844,264,469 USD 136,658,546 Citibank NA 07/25/25 1,387,232
JPY 1,641,209,851 USD 11,161,494 Bank of America NA 07/25/25 267,404
JPY 144,376,516 USD 1,003,400 Royal Bank of Canada 07/25/25 1,995
KRW 2,355,436,055 USD 1,740,500 Barclays Bank plc 07/25/25 2,951
KRW 49,176,231,480 USD 35,957,000 Deutsche Bank AG 07/25/25 442,362
MXN 1,445,584,238 USD 74,865,268 Bank of America NA 07/25/25 1,973,325
MXN 170,865,063 USD 9,022,600 Citibank NA 07/25/25 59,563
MXN 1,939,949,228 USD 100,362,168 Goldman Sachs International 07/25/25 2,753,905
MYR 49,377,039 USD 11,714,600 Barclays Bank plc 07/25/25 10,525
MYR 710,255,649 USD 167,505,223 Credit Agricole Corporate & Investment Bank SA 07/25/25 1,152,844
NOK 171,448,179 USD 16,919,000 Barclays Bank plc 07/25/25 93,206
PLN 248,355,883 USD 66,557,313 Canadian Imperial Bank of Commerce 07/25/25 2,305,708
PLN 21,687,890 USD 5,983,500 Goldman Sachs International 07/25/25 30,022
PLN 77,865,787 USD 20,869,000 Natwest Markets plc 07/25/25 721,281
RON 80,897,288 USD 18,369,143 Goldman Sachs International 07/25/25 365,194
SGD 1,010,672 USD 794,600 Societe Generale SA 07/25/25 1,738
SGD 11,404,336 USD 8,838,242 State Street Bank and Trust Co. 07/25/25 147,567
THB 5,175,115,798 USD 156,897,762 Citibank NA 07/25/25 2,584,660
USD 547,700 CLP 509,695,097 Bank of America NA 07/25/25 590

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 10,293,500 COP 42,031,963,225 Citibank NA 07/25/25 $ 39,088
USD 83,709,532 HKD 649,000,000 Citibank NA 07/25/25 816,914
ZAR 376,527,986 USD 20,720,300 HSBC Bank plc 07/25/25 508,232
ZAR 1,724,611,457 USD 94,861,462 JPMorgan Chase Bank NA 07/25/25 2,371,603
ZAR 151,408,542 USD 8,528,000 Societe Generale SA 07/25/25 8,367
TRY 75,429,400 USD 1,832,303 Citibank NA 07/31/25 14,123
TRY 49,356,257 USD 1,199,100 Goldman Sachs International 07/31/25 9,085
TRY 3,189,101,153 USD 77,156,699 UBS AG 07/31/25 908,883
BRL 26,877,813 USD 4,827,300 Bank of America NA 08/04/25 77,922
BRL 502,079,010 USD 90,152,660 BNP Paribas SA 08/04/25 1,477,159
BRL 94,096,080 USD 16,848,000 Citibank NA 08/04/25 324,610
BRL 6,742,456 USD 1,215,113 Goldman Sachs International 08/04/25 15,391
PEN 74,981,013 USD 20,742,783 Standard Chartered Bank 08/04/25 405,110
USD 191,871,314 HKD 1,486,000,000 HSBC Bank plc 08/07/25 1,836,471
EUR 7,952,637 USD 9,385,044 Morgan Stanley & Co. International plc 08/14/25 11,022
EUR 15,628,775 USD 17,980,872 Royal Bank of Canada 08/14/25 484,577
INR 1,063,876,122 USD 12,367,000 BNP Paribas SA 08/14/25 20,655
USD 87,740,000 HKD 680,467,570 HSBC Bank plc 08/15/25 665,984
NGN 15,508,382,592 USD 9,765,984 Citibank NA 09/04/25 88,305
NGN 3,030,307,500 USD 1,897,500 JPMorgan Chase Bank NA 09/04/25 28,009
NGN 14,469,878,000 USD 8,657,024 Morgan Stanley & Co. International plc 09/04/25 537,383
AUD 38,780,000 NZD 41,777,205 Barclays Bank plc 09/17/25 32,107
AUD 64,490,000 USD 41,970,053 Bank of America NA 09/17/25 543,118
AUD 8,184,000 USD 5,294,041 Citibank NA 09/17/25 101,025
AUD 77,155,000 USD 50,281,342 JPMorgan Chase Bank NA 09/17/25 580,864
AUD 12,800,000 USD 8,350,943 Royal Bank of Canada 09/17/25 87,088
AUD 25,866,398 USD 16,754,176 State Street Bank and Trust Co. 09/17/25 297,500
AUD 152,763 USD 100,000 Toronto Dominion Bank 09/17/25 704
BRL 114,293,380 USD 20,206,250 Bank of America NA 09/17/25 421,669
CAD 17,133,035 USD 12,624,809 JPMorgan Chase Bank NA 09/17/25 6,553
CAD 68,022 USD 50,000 Toronto Dominion Bank 09/17/25 149
CHF 4,110,000 JPY 730,585,791 JPMorgan Chase Bank NA 09/17/25 112,814
CHF 10,290,000 JPY 1,819,537,070 Nomura International plc 09/17/25 349,660
CHF 12,349,915 USD 15,395,038 Credit Agricole Corporate & Investment Bank SA 09/17/25 323,810
CHF 1,704,846 USD 2,120,000 Goldman Sachs International 09/17/25 49,911
CHF 1,701,138 USD 2,120,000 HSBC Bank plc 09/17/25 45,192
CHF 6,786,850 USD 8,420,214 JPMorgan Chase Bank NA 09/17/25 218,021
CHF 80,802 USD 100,000 Standard Chartered Bank 09/17/25 2,844
CHF 79,858 USD 100,000 Toronto Dominion Bank 09/17/25 1,643
CNY 402,323,000 USD 56,429,400 BNP Paribas SA 09/17/25 129,806
CNY 460,655,294 USD 64,224,396 JPMorgan Chase Bank NA 09/17/25 535,257
CZK 454,027,000 USD 21,269,203 Goldman Sachs International 09/17/25 413,455
EUR 3,646,074 NOK 42,000,000 Bank of America NA 09/17/25 148,380
EUR 10,955,634 SEK 120,400,000 JPMorgan Chase Bank NA 09/17/25 180,660
EUR 180,877,145 USD 210,785,612 Bank of America NA 09/17/25 3,390,346
EUR 7,240,000 USD 8,433,938 Barclays Bank plc 09/17/25 138,919
EUR 68,967,766 USD 80,982,538 Citibank NA 09/17/25 681,938
EUR 14,330,000 USD 16,833,560 HSBC Bank plc 09/17/25 134,540
EUR 27,050,322 USD 31,553,956 JPMorgan Chase Bank NA 09/17/25 476,230
EUR 14,580,000 USD 16,778,292 Royal Bank of Canada 09/17/25 485,832
EUR 42,778 USD 50,000 State Street Bank and Trust Co. 09/17/25 654
GBP 36,684 USD 50,000 Bank of Montreal 09/17/25 380
GBP 12,360,000 USD 16,925,884 Barclays Bank plc 09/17/25 48,624
GBP 6,196,439 USD 8,374,510 BNP Paribas SA 09/17/25 135,320
GBP 53,697,356 USD 72,910,624 HSBC Bank plc 09/17/25 834,213
GBP 3,137,206 USD 4,228,548 JPMorgan Chase Bank NA 09/17/25 79,908
GBP 65,031,152 USD 87,533,034 UBS AG 09/17/25 1,776,981
HUF 2,354,243,000 USD 6,758,775 UBS AG 09/17/25 151,889
IDR 589,429,603,663 USD 36,044,127 HSBC Bank plc 09/17/25 351,383
INR 2,283,367,304 USD 26,397,310 Bank of America NA 09/17/25 147,056
INR 897,037,155 USD 10,386,522 BNP Paribas SA 09/17/25 41,622
INR 897,037,155 USD 10,372,722 HSBC Bank plc 09/17/25 55,422
INR 7,414,783,906 USD 85,769,623 Morgan Stanley & Co. International plc 09/17/25 427,959

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 8,150,051 USD 56,980 Barclays Bank plc 09/17/25 $ 118
JPY 1,823,078,450 USD 12,627,908 Citibank NA 09/17/25 144,251
JPY 1,193,200,000 USD 8,318,041 Deutsche Bank AG 09/17/25 41,303
JPY 7,206,214 USD 50,000 HSBC Bank plc 09/17/25 485
JPY 10,865,039,715 USD 75,460,425 JPMorgan Chase Bank NA 09/17/25 658,087
JPY 18,135,500,000 USD 126,522,864 State Street Bank and Trust Co. 09/17/25 531,185
JPY 615,142,937 USD 4,293,765 Toronto Dominion Bank 09/17/25 15,816
JPY 7,166,482 USD 50,000 Wells Fargo Bank NA 09/17/25 207
MXN 1,207,253,473 USD 62,989,000 Citibank NA 09/17/25 814,996
MXN 2,482,621,000 USD 129,939,338 Morgan Stanley & Co. International plc 09/17/25 1,268,518
MYR 139,645,848 USD 33,052,272 Barclays Bank plc 09/17/25 179,608
NOK 165,900,000 USD 16,384,943 UBS AG 09/17/25 82,299
NZD 26,298,038 USD 15,661,034 HSBC Bank plc 09/17/25 411,232
NZD 21,082,169 USD 12,768,671 Natwest Markets plc 09/17/25 115,873
NZD 13,775,108 USD 8,240,420 Toronto Dominion Bank 09/17/25 178,352
PLN 75,163,000 USD 20,324,992 Canadian Imperial Bank of Commerce 09/17/25 489,712
SEK 247,325,077 NOK 259,350,000 Citibank NA 09/17/25 533,892
SEK 79,200,000 USD 8,366,449 Citibank NA 09/17/25 48,134
SEK 474,096 USD 50,000 Goldman Sachs International 09/17/25 370
SEK 473,677 USD 50,000 Standard Chartered Bank 09/17/25 326
THB 1,009,800,000 USD 31,210,979 Barclays Bank plc 09/17/25 36,499
THB 504,900,000 USD 15,619,490 BNP Paribas SA 09/17/25 4,249
TRY 474,644,000 USD 11,016,839 Barclays Bank plc 09/17/25 102,105
USD 74,842,495 CAD 101,000,000 BNP Paribas SA 09/17/25 380,056
USD 2,655,498 CAD 3,600,467 HSBC Bank plc 09/17/25 1,047
USD 12,624,809 CAD 17,083,273 Natwest Markets plc 09/17/25 30,134
USD 50,000 CAD 67,786 Standard Chartered Bank 09/17/25 25
USD 70,745,889 HKD 551,160,000 Bank of America NA 09/17/25 62,266
USD 34,699,016 HKD 270,157,000 Goldman Sachs International 09/17/25 52,678
USD 14,541,804 HKD 113,298,000 HSBC Bank plc 09/17/25 11,880
USD 4,920,057 HKD 38,338,688 UBS AG 09/17/25 3,304
USD 35,859,238 INR 3,083,500,000 Barclays Bank plc 09/17/25 13,251
USD 1,222,001 INR 104,850,000 Citibank NA 09/17/25 3,110
USD 47,337,251 INR 4,066,236,725 Deutsche Bank AG 09/17/25 66,855
USD 37,739,592 INR 3,243,925,520 Standard Chartered Bank 09/17/25 28,643
USD 25,299,264 JPY 3,601,000,000 Deutsche Bank AG 09/17/25 71,307
USD 40,429,622 JPY 5,752,461,204 HSBC Bank plc 09/17/25 128,914
USD 83,668,000 JPY 11,900,668,582 Morgan Stanley & Co. International plc 09/17/25 294,058
USD 25,535,387 JPY 3,640,613,000 Standard Chartered Bank 09/17/25 29,908
USD 50,000 JPY 7,110,730 Toronto Dominion Bank 09/17/25 184
USD 20,914,173 MYR 87,818,612 Credit Agricole Corporate & Investment Bank SA 09/17/25 15,753
USD 8,215,430 NOK 81,800,000 JPMorgan Chase Bank NA 09/17/25 95,958
USD 50,000 NOK 498,813 Toronto Dominion Bank 09/17/25 488
USD 136,508,060 PHP 7,648,410,066 Barclays Bank plc 09/17/25 926,347
USD 33,382,843 PHP 1,872,443,647 BNP Paribas SA 09/17/25 190,439
USD 543,197 PHP 30,303,000 Royal Bank of Canada 09/17/25 6,022
USD 8,429,267 SEK 78,700,000 JPMorgan Chase Bank NA 09/17/25 67,807
USD 5,459,489 THB 176,073,423 Goldman Sachs International 09/17/25 11,033
ZAR 107,307,225 USD 5,892,673 Barclays Bank plc 09/17/25 133,988
ZAR 375,196,937 USD 20,893,971 Citibank NA 09/17/25 178,093
ZAR 150,977,612 USD 8,417,105 JPMorgan Chase Bank NA 09/17/25 62,202
AUD 76,924,152 JPY 7,157,000,000 Westpac Banking Corp. 09/18/25 564,894
BRL 47,270,000 USD 8,361,311 HSBC Bank plc 09/18/25 167,829
CNY 237,760,000 USD 33,330,903 Natwest Markets plc 09/18/25 96,707
EUR 21,980,000 USD 25,510,895 Bank of America NA 09/18/25 517,232
MXN 319,950,000 USD 16,503,564 State Street Bank and Trust Co. 09/18/25 404,118
TRY 5,302,700 USD 123,143 HSBC Bank plc 09/18/25 971
USD 153,934,535 JPY 21,949,316,000 Royal Bank of Canada 09/18/25 144,523
MXN 155,739,889 JPY 1,163,813,042 Citibank NA 09/26/25 61,237
MXN 44,497,111 JPY 332,460,164 Morgan Stanley & Co. International plc 09/26/25 17,902
USD 13,292,023 EGP 681,880,753 Citibank NA 10/02/25 23,139
EGP 36,130,940 USD 686,900 Bank of America NA 11/20/25 1,265
EGP 841,430,883 USD 15,522,170 Citibank NA 11/20/25 504,068

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 119,666,072 HKD 926,000,000 Royal Bank of Canada 12/17/25 $ 439,155
USD 200,251,930 HKD 1,550,000,000 BNP Paribas SA 01/14/26 487,628
USD 143,110,738 HKD 1,108,500,000 BNP Paribas SA 02/11/26 127,043
76,322,066
USD 54,677,145 BRL 313,781,198 Barclays Bank plc 07/02/25 (3,076,476)
USD 102,746,660 BRL 568,867,747 BNP Paribas SA 07/02/25 (1,957,421)
USD 18,004,383 BRL 100,710,456 Goldman Sachs International 07/02/25 (532,079)
USD 12,700,423 BRL 69,806,604 JPMorgan Chase Bank NA 07/02/25 (147,970)
JPY 173,949,311 USD 1,234,255 Toronto Dominion Bank 07/11/25 (25,071)
USD 2,136 AUD 3,344 Westpac Banking Corp. 07/11/25 (65)
USD 708,986 CNY 5,124,200 Bank of America NA 07/11/25 (7,391)
USD 1,014,369 COP 4,298,949,864 Goldman Sachs International 07/11/25 (36,393)
USD 8,100,684 EUR 7,071,592 Deutsche Bank AG 07/11/25 (234,378)
USD 16,528 GBP 12,322 State Street Bank and Trust Co. 07/11/25 (386)
USD 206,312 HUF 73,383,700 Natwest Markets plc 07/11/25 (9,892)
USD 46,155,424 MXN 891,097,835 State Street Bank and Trust Co. 07/11/25 (1,288,697)
USD 9,167,954 PLN 34,725,000 Bank of America NA 07/11/25 (464,138)
USD 151,309,862 PLN 590,437,561 BNP Paribas SA 07/11/25 (12,466,930)
USD 31,906,318 PLN 120,828,460 Natwest Markets plc 07/11/25 (1,609,330)
USD 112,059 TWD 3,569,700 HSBC Bank plc 07/11/25 (10,675)
USD 6,444,932 ZAR 117,939,009 Deutsche Bank AG 07/11/25 (212,052)
USD 9,639,466 ZAR 172,987,337 Natwest Markets plc 07/11/25 (124,682)
USD 155,859,840 ZAR 2,848,004,653 Societe Generale SA 07/11/25 (4,893,766)
USD 8,362,693 ZAR 151,157,792 State Street Bank and Trust Co. 07/11/25 (169,302)
USD 1,185,900 TWD 34,774,146 Bank of America NA 07/15/25 (11,298)
USD 11,518,266 TWD 345,893,528 BNP Paribas SA 07/15/25 (390,090)
JPY 5,671,000,000 USD 40,218,860 Bank of America NA 07/16/25 (772,700)
USD 1,898,818 EUR 1,667,252 Credit Agricole Corporate & Investment Bank SA 07/16/25 (67,054)
USD 48,613,492 EUR 42,681,897 Deutsche Bank AG 07/16/25 (1,713,130)
USD 14,683,791 THB 488,750,000 Barclays Bank plc 07/16/25 (366,939)
USD 14,685,998 THB 488,750,000 Citibank NA 07/16/25 (364,732)
COP 25,372,881,876 USD 6,229,532 JPMorgan Chase Bank NA 07/17/25 (32,789)
USD 102,936,118 COP 430,350,177,473 Citibank NA 07/17/25 (2,167,014)
COP 74,404,843,416 USD 18,261,546 JPMorgan Chase Bank NA 07/22/25 (101,928)
USD 8,811,025 CNY 63,161,661 Bank of America NA 07/22/25 (27,233)
USD 2,911,051 CNY 20,886,323 Credit Agricole Corporate & Investment Bank SA 07/22/25 (11,588)
USD 5,814,510 CNY 41,850,107 UBS AG 07/22/25 (41,606)
USD 59,852,032 COP 256,465,958,767 JPMorgan Chase Bank NA 07/22/25 (2,742,332)
USD 78,681,328 COP 333,951,096,478 Morgan Stanley & Co. International plc 07/22/25 (2,824,446)
USD 6,064,332 CZK 129,098,007 BNP Paribas SA 07/22/25 (90,057)
USD 100,401,457 CZK 2,208,187,114 Deutsche Bank AG 07/22/25 (4,867,725)
USD 42,578,731 CZK 934,970,178 HSBC Bank plc 07/22/25 (1,993,373)
USD 41,580,116 CZK 916,475,975 Natwest Markets plc 07/22/25 (2,110,328)
USD 7,838,552 EUR 6,925,986 Deutsche Bank AG 07/22/25 (331,606)
USD 5,295,644 HUF 1,906,226,993 Goldman Sachs International 07/22/25 (316,866)
USD 6,552,098 HUF 2,370,299,497 HSBC Bank plc 07/22/25 (426,782)
USD 4,040,405 HUF 1,412,813,486 Morgan Stanley & Co. International plc 07/22/25 (119,346)
USD 77,698,285 IDR 1,285,063,543,519 Bank of America NA 07/22/25 (1,635,113)
USD 13,253,745 IDR 215,081,784,455 Goldman Sachs International 07/22/25 (24,329)
USD 65,466,333 IDR 1,090,733,720,399 Morgan Stanley & Co. International plc 07/22/25 (1,870,113)
USD 29,644,596 MXN 564,596,887 Goldman Sachs International 07/22/25 (376,676)
USD 14,896,083 MXN 283,334,674 State Street Bank and Trust Co. 07/22/25 (169,652)
USD 132,889,505 MXN 2,591,106,139 Toronto Dominion Bank 07/22/25 (4,887,206)
USD 15,088,834 MYR 63,864,743 Barclays Bank plc 07/22/25 (74,678)
USD 107,814,787 MYR 461,404,163 Credit Agricole Corporate & Investment Bank SA 07/22/25 (1,737,170)
USD 11,157,557 MYR 47,084,890 Goldman Sachs International 07/22/25 (21,887)
USD 10,040,346 PEN 36,149,247 Citibank NA 07/22/25 (158,748)
USD 28,979,754 PEN 105,921,000 Deutsche Bank AG 07/22/25 (904,639)
USD 15,902,469 PHP 898,966,577 Bank of America NA 07/22/25 (52,830)
USD 11,896,771 PHP 673,089,212 Barclays Bank plc 07/22/25 (49,546)
USD 47,171,008 PLN 177,627,148 Deutsche Bank AG 07/22/25 (2,084,715)
USD 62,003,177 PLN 235,489,553 HSBC Bank plc 07/22/25 (3,297,699)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 23,694,833 PLN 88,195,344 Standard Chartered Bank 07/22/25 $ (761,595)
USD 12,127,646 PLN 44,405,527 State Street Bank and Trust Co. 07/22/25 (185,935)
USD 13,135,370 THB 427,950,363 Bank of America NA 07/22/25 (49,591)
USD 58,565,076 THB 1,936,822,923 Barclays Bank plc 07/22/25 (1,107,582)
USD 3,581,684 UYU 150,545,042 Goldman Sachs International 07/22/25 (214,686)
USD 1,252,529 UYU 51,256,626 HSBC Bank plc 07/22/25 (40,035)
USD 98,300,402 ZAR 1,786,452,523 Barclays Bank plc 07/22/25 (2,443,973)
USD 76,124,883 ZAR 1,395,224,469 Citibank NA 07/22/25 (2,556,758)
USD 21,170,872 ZAR 377,226,670 Goldman Sachs International 07/22/25 (102,274)
USD 8,355,850 ZAR 151,157,792 State Street Bank and Trust Co. 07/22/25 (168,472)
USD 9,631,789 ZAR 172,987,337 Toronto Dominion Bank 07/22/25 (123,579)
USD 41,328,555 ZAR 748,065,188 UBS AG 07/22/25 (857,486)
COP 69,515,386,060 GBP 12,598,000 Barclays Bank plc 07/25/25 (335,102)
COP 203,738,903,662 USD 49,895,038 Citibank NA 07/25/25 (189,469)
COP 18,189,108,000 USD 4,485,600 Societe Generale SA 07/25/25 (48,058)
HKD 649,000,000 USD 83,702,514 BNP Paribas SA 07/25/25 (809,897)
INR 840,478,859 USD 9,799,400 Bank of America NA 07/25/25 (3,557)
NOK 76,425 USD 7,600 Toronto Dominion Bank 07/25/25 (17)
THB 335,042,160 USD 10,344,000 Nomura International plc 07/25/25 (18,949)
USD 31,670,260 AUD 49,508,063 Wells Fargo Bank NA 07/25/25 (928,574)
USD 35,607,072 CAD 49,004,597 HSBC Bank plc 07/25/25 (425,937)
USD 606,200 CAD 826,420 Standard Chartered Bank 07/25/25 (1,465)
USD 427,800 CHF 340,820 Standard Chartered Bank 07/25/25 (3,097)
USD 4,758,690 CHF 3,880,627 State Street Bank and Trust Co. 07/25/25 (147,574)
USD 33,413,944 CLP 31,510,017,471 Societe Generale SA 07/25/25 (409,098)
USD 16,630,344 EUR 14,467,839 HSBC Bank plc 07/25/25 (440,299)
USD 17,283,967 IDR 283,826,943,361 Morgan Stanley & Co. International plc 07/25/25 (247,456)
USD 8,611,000 JPY 1,266,331,248 Standard Chartered Bank 07/25/25 (207,355)
USD 16,809,000 NOK 170,771,619 Bank of America NA 07/25/25 (136,073)
USD 23,410,611 PEN 84,273,613 Deutsche Bank AG 07/25/25 (364,427)
USD 15,642,433 TRY 681,700,254 Barclays Bank plc 07/31/25 (1,044,817)
USD 12,928,886 TRY 534,560,302 UBS AG 07/31/25 (156,545)
USD 69,102,219 BRL 383,587,802 BNP Paribas SA 08/04/25 (902,860)
USD 6,259,446 BRL 35,004,072 JPMorgan Chase Bank NA 08/04/25 (128,825)
USD 20,240,219 PEN 74,520,440 Citibank NA 08/04/25 (777,772)
USD 28,635,768 PEN 104,700,960 Deutsche Bank AG 08/04/25 (894,437)
HKD 1,486,000,000 USD 191,387,560 BNP Paribas SA 08/07/25 (1,352,716)
USD 21,801,000 BRL 126,705,232 Goldman Sachs International 08/14/25 (1,266,100)
USD 5,428,000 CLP 5,068,666,400 Deutsche Bank AG 08/14/25 (12,585)
USD 31,017,000 CNY 223,011,299 Goldman Sachs International 08/14/25 (246,492)
USD 11,030,000 COP 47,430,103,000 Goldman Sachs International 08/14/25 (510,456)
USD 15,709,000 CZK 347,970,059 Bank of America NA 08/14/25 (891,630)
USD 1,564,704 EUR 1,350,756 Barclays Bank plc 08/14/25 (31,218)
USD 58,426,465 EUR 51,622,707 Deutsche Bank AG 08/14/25 (2,565,928)
USD 6,977,000 HUF 2,532,671,931 BNP Paribas SA 08/14/25 (470,618)
USD 31,051,000 IDR 515,943,416,000 UBS AG 08/14/25 (843,074)
USD 30,811,000 INR 2,668,479,088 Citibank NA 08/14/25 (260,474)
USD 30,961,000 MXN 612,315,697 HSBC Bank plc 08/14/25 (1,516,239)
USD 31,493,000 MYR 134,175,927 Barclays Bank plc 08/14/25 (394,188)
USD 5,606,000 PEN 20,454,921 Goldman Sachs International 08/14/25 (161,520)
USD 22,469,000 PLN 85,304,008 BNP Paribas SA 08/14/25 (1,171,974)
USD 27,726,000 THB 911,145,675 Citibank NA 08/14/25 (396,205)
USD 22,018,000 ZAR 403,446,823 Bank of America NA 08/14/25 (694,851)
HKD 679,022,501 USD 87,740,000 BNP Paribas SA 08/15/25 (850,898)
USD 16,692,632 TRY 720,437,304 Barclays Bank plc 09/02/25 (400,153)
USD 911,600 TRY 38,710,955 Morgan Stanley & Co. International plc 09/02/25 (6,839)
USD 1,823,800 TRY 77,606,338 UBS AG 09/02/25 (17,454)
USD 7,079,363 TRY 315,867,000 Barclays Bank plc 09/03/25 (408,450)
NGN 1,489,145,000 USD 948,500 Bank of America NA 09/04/25 (2,272)
BRL 581,302,540 USD 105,118,000 Morgan Stanley & Co. International plc 09/17/25 (203,247)
CAD 107,995,547 USD 79,646,552 Royal Bank of Canada 09/17/25 (26,633)
JPY 3,161,993,336 AUD 33,675,169 JPMorgan Chase Bank NA 09/17/25 (47,027)
JPY 1,818,415,460 CHF 10,290,000 State Street Bank and Trust Co. 09/17/25 (357,518)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 724,020,477 CHF 4,110,000 UBS AG 09/17/25 $ (158,810)
JPY 55,097,782,083 USD 388,593,817 Royal Bank of Canada 09/17/25 (2,588,674)
JPY 3,091,393,829 USD 21,694,783 UBS AG 09/17/25 (37,035)
NOK 42,000,000 EUR 3,623,467 Toronto Dominion Bank 09/17/25 (121,612)
NOK 211,850,000 SEK 199,955,231 BNP Paribas SA 09/17/25 (215,948)
NOK 175,800,000 SEK 166,010,929 Natwest Markets plc 09/17/25 (187,869)
NOK 23,588,000 USD 2,383,545 JPMorgan Chase Bank NA 09/17/25 (42,199)
NOK 497,328 USD 50,000 Morgan Stanley & Co. International plc 09/17/25 (635)
SEK 19,409,837 EUR 1,762,723 Goldman Sachs International 09/17/25 (25,041)
SEK 100,990,163 EUR 9,171,544 Morgan Stanley & Co. International plc 09/17/25 (130,319)
SEK 338,855,000 USD 36,033,680 Natwest Markets plc 09/17/25 (32,122)
THB 260,000,000 USD 8,058,267 BNP Paribas SA 09/17/25 (12,768)
USD 33,637,664 AUD 51,400,000 Bank of America NA 09/17/25 (246,302)
USD 4,801,974 AUD 7,474,843 Citibank NA 09/17/25 (125,600)
USD 10,298,143 AUD 15,691,000 Deutsche Bank AG 09/17/25 (45,696)
USD 50,000 AUD 77,179 Goldman Sachs International 09/17/25 (878)
USD 112,451,407 AUD 172,078,304 HSBC Bank plc 09/17/25 (986,247)
USD 32,579,577 AUD 50,087,000 JPMorgan Chase Bank NA 09/17/25 (438,832)
USD 26,348,230 AUD 40,273,003 Morgan Stanley & Co. International plc 09/17/25 (200,584)
USD 3,451,071 AUD 5,332,833 Natwest Markets plc 09/17/25 (64,445)
USD 8,372,836 AUD 12,840,000 State Street Bank and Trust Co. 09/17/25 (91,563)
USD 232,439,904 AUD 358,343,000 UBS AG 09/17/25 (3,787,375)
USD 50,305,830 BRL 284,485,505 Deutsche Bank AG 09/17/25 (1,038,736)
USD 50,000 CAD 68,160 Standard Chartered Bank 09/17/25 (251)
USD 50,000 CHF 40,120 Bank of Montreal 09/17/25 (1,064)
USD 50,000 CHF 40,081 BNP Paribas SA 09/17/25 (1,015)
USD 8,276,152 CHF 6,624,584 Deutsche Bank AG 09/17/25 (155,552)
USD 8,420,214 CHF 6,778,972 JPMorgan Chase Bank NA 09/17/25 (207,994)
USD 15,334,986 CHF 12,412,000 Natwest Markets plc 09/17/25 (462,884)
USD 16,956,771 CHF 13,770,000 Royal Bank of Canada 09/17/25 (569,548)
USD 50,000 CHF 40,161 Standard Chartered Bank 09/17/25 (1,117)
USD 3,942,792 CHF 3,140,000 Toronto Dominion Bank 09/17/25 (53,769)
USD 51,653,116 CNY 368,979,990 Bank of America NA 09/17/25 (218,676)
USD 2,493,979 CNY 17,796,000 BNP Paribas SA 09/17/25 (7,811)
USD 13,596,955 CNY 97,000,000 Citibank NA 09/17/25 (39,459)
USD 2,710,799 CNY 19,312,000 HSBC Bank plc 09/17/25 (4,113)
USD 1,264,460 CNY 9,000,000 JPMorgan Chase Bank NA 09/17/25 (774)
USD 25,031,280 CNY 178,420,199 Natwest Markets plc 09/17/25 (51,315)
USD 72,069,062 CNY 513,088,840 Nomura International plc 09/17/25 (61,782)
USD 84,401 CZK 1,793,000 Citibank NA 09/17/25 (1,226)
USD 4,635,782 DKK 29,646,000 HSBC Bank plc 09/17/25 (72,468)
USD 85,530,261 EUR 73,125,066 Bank of America NA 09/17/25 (1,056,859)
USD 86,071,655 EUR 74,633,660 Barclays Bank plc 09/17/25 (2,301,785)
USD 50,000 EUR 42,491 Commonwealth Bank of Australia 09/17/25 (314)
USD 244,739,997 EUR 211,186,452 Deutsche Bank AG 09/17/25 (5,325,099)
USD 23,077,718 EUR 19,940,322 JPMorgan Chase Bank NA 09/17/25 (533,544)
USD 522,229,112 EUR 446,530,558 Morgan Stanley & Co. International plc 09/17/25 (6,506,069)
USD 59,070,081 EUR 50,510,000 Natwest Markets plc 09/17/25 (738,623)
USD 3,907,005,584 EUR 3,359,703,910 Standard Chartered Bank 09/17/25 (71,207,383)
USD 3,840,933,003 EUR 3,291,175,112 State Street Bank and Trust Co. 09/17/25 (56,135,268)
USD 1,796,955,687 EUR 1,540,805,944 Toronto Dominion Bank 09/17/25 (27,506,929)
USD 55,079,420 EUR 47,874,000 UBS AG 09/17/25 (1,608,006)
USD 100,000 EUR 85,721 Wells Fargo Bank NA 09/17/25 (1,502)
USD 2,972,597,488 GBP 2,193,558,723 Barclays Bank plc 09/17/25 (39,908,909)
USD 16,556,519 GBP 12,310,000 Deutsche Bank AG 09/17/25 (349,321)
USD 16,989,071 GBP 12,470,000 HSBC Bank plc 09/17/25 (136,504)
USD 8,390,392 GBP 6,180,000 JPMorgan Chase Bank NA 09/17/25 (96,862)
USD 46,196,591 GBP 34,019,680 Morgan Stanley & Co. International plc 09/17/25 (524,065)
USD 100,000 GBP 73,429 Natwest Markets plc 09/17/25 (843)
USD 20,974,369 HKD 163,591,000 HSBC Bank plc 09/17/25 (5,391)
USD 48,363,050 IDR 801,654,976,750 Bank of America NA 09/17/25 (1,136,740)
USD 6,080,368 IDR 100,247,945,175 BNP Paribas SA 09/17/25 (109,642)
USD 19,376,033 IDR 320,847,724,011 Citibank NA 09/17/25 (435,351)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 23,903,041 IDR 388,806,867,238 Deutsche Bank AG 09/17/25 $ (104,617)
USD 23,263,095 IDR 384,190,009,844 Goldman Sachs International 09/17/25 (459,486)
USD 6,719,884 IDR 111,556,568,055 HSBC Bank plc 09/17/25 (168,399)
USD 20,914,173 IDR 340,273,594,710 Morgan Stanley & Co. International plc 09/17/25 (96,701)
USD 32,594,461 INR 2,805,535,600 Barclays Bank plc 09/17/25 (20,162)
USD 9,022,831 INR 780,099,572 HSBC Bank plc 09/17/25 (45,902)
USD 95,482,797 INR 8,248,300,000 Morgan Stanley & Co. International plc 09/17/25 (404,491)
USD 18,027,392 INR 1,563,425,576 Societe Generale SA 09/17/25 (147,582)
USD 50,106,324 JPY 7,186,700,000 Barclays Bank plc 09/17/25 (242,403)
USD 10,662,513 JPY 1,529,882,172 HSBC Bank plc 09/17/25 (55,566)
USD 37,886,291 JPY 5,474,566,021 JPMorgan Chase Bank NA 09/17/25 (467,533)
USD 21,402,835 JPY 3,064,325,510 Toronto Dominion Bank 09/17/25 (65,278)
USD 20,637,770 JPY 3,012,000,000 UBS AG 09/17/25 (463,760)
USD 50,000 JPY 7,169,622 Wells Fargo Bank NA 09/17/25 (229)
USD 20,127,133 KRW 28,522,159,932 Goldman Sachs International 09/17/25 (1,055,591)
USD 38,585,311 KRW 52,106,375,219 Royal Bank of Canada 09/17/25 (112,843)
USD 64,120,885 MXN 1,223,139,737 Bank of America NA 09/17/25 (522,708)
USD 20,914,173 MXN 399,153,266 Morgan Stanley & Co. International plc 09/17/25 (181,292)
USD 65,211,899 MYR 278,243,527 Barclays Bank plc 09/17/25 (1,002,425)
USD 32,861,819 MYR 140,550,000 Morgan Stanley & Co. International plc 09/17/25 (585,224)
USD 97,437,006 MYR 410,278,000 Royal Bank of Canada 09/17/25 (197,899)
USD 8,320,160 NOK 84,100,000 Royal Bank of Canada 09/17/25 (27,610)
USD 100,000 NOK 1,016,765 Toronto Dominion Bank 09/17/25 (924)
USD 50,000 NZD 82,810 Credit Agricole Corporate & Investment Bank SA 09/17/25 (610)
USD 15,875,105 NZD 26,380,307 Morgan Stanley & Co. International plc 09/17/25 (247,441)
USD 50,000 NZD 82,996 Standard Chartered Bank 09/17/25 (724)
USD 31,198,660 PHP 1,769,900,000 Citibank NA 09/17/25 (175,975)
USD 16,746,027 SEK 158,201,161 Citibank NA 09/17/25 (62,012)
USD 8,872 SEK 84,000 HSBC Bank plc 09/17/25 (53)
USD 29,389,965 SEK 278,985,371 JPMorgan Chase Bank NA 09/17/25 (250,760)
USD 50,000 SEK 476,593 Morgan Stanley & Co. International plc 09/17/25 (635)
USD 8,415,808 SEK 80,800,000 UBS AG 09/17/25 (168,766)
USD 4,026,105 SGD 5,116,000 Credit Agricole Corporate & Investment Bank SA 09/17/25 (20,534)
USD 10,819,158 SGD 13,830,000 HSBC Bank plc 09/17/25 (120,055)
USD 31,010,373 SGD 39,528,519 Royal Bank of Canada 09/17/25 (255,780)
USD 2,747,399 SGD 3,564,348 Societe Generale SA 09/17/25 (71,919)
USD 32,220,909 SGD 41,235,578 Standard Chartered Bank 09/17/25 (395,489)
USD 12,984,708 SGD 16,570,000 State Street Bank and Trust Co. 09/17/25 (121,782)
USD 20,800,047 THB 675,065,541 Barclays Bank plc 09/17/25 (89,333)
USD 54,037,513 THB 1,774,700,000 BNP Paribas SA 09/17/25 (879,203)
USD 30,673,560 THB 1,015,754,933 Standard Chartered Bank 09/17/25 (758,189)
USD 15,558,596 TWD 456,489,213 Citibank NA 09/17/25 (421,159)
USD 5,892,673 ZAR 106,457,608 Bank of America NA 09/17/25 (86,271)
USD 16,837,319 ZAR 302,446,571 JPMorgan Chase Bank NA 09/17/25 (148,890)
USD 20,914,173 ZAR 374,794,529 Morgan Stanley & Co. International plc 09/17/25 (135,291)
USD 4,087,339 ZAR 73,102,262 Royal Bank of Canada 09/17/25 (18,280)
USD 174,544 ZAR 3,110,000 State Street Bank and Trust Co. 09/17/25 (122)
USD 25,179,974 EUR 21,980,000 Deutsche Bank AG 09/18/25 (848,153)
USD 3,217,500 TRY 144,822,571 Barclays Bank plc 09/26/25 (149,051)
USD 1,608,202 TRY 69,963,088 Citibank NA 09/26/25 (18,162)
USD 804,800 TRY 34,931,408 Morgan Stanley & Co. International plc 09/26/25 (7,217)
USD 5,735,200 TRY 261,623,499 UBS AG 09/26/25 (346,509)
USD 15,516,503 TRY 726,676,867 Barclays Bank plc 10/24/25 (986,938)
USD 797,900 TRY 35,525,535 Morgan Stanley & Co. International plc 10/24/25 (8,915)
USD 1,596,400 TRY 71,394,201 UBS AG 10/24/25 (25,022)
HKD 926,000,000 USD 119,293,250 BNP Paribas SA 12/17/25 (66,333)
(340,272,757)
$ (263,950,691)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch HSBC Bank plc 07/01/25 USD 1.19 USD 1.13 EUR 2,549 $ 56,266
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 5,520 —
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 11,029 —
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 53,418 —
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 3,314 32
EUR Currency ............... One-Touch BNP Paribas SA 08/11/25 USD 1.18 USD 1.18 EUR 842 506,065
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 4,445 1,420
USD Currency ............... One-Touch Barclays Bank plc 09/22/25 CHF 0.87 CHF 0.87 USD 4,206 35,260
EUR Currency ............... Up and Out Bank of America NA 09/26/25 USD 1.18 USD 1.25 EUR 124,435 1,383,318
USD Currency ............... One-Touch HSBC Bank plc 09/29/25 CNH 7.50 CNH 7.50 USD 4,557 82,790
USD Currency ............... Up and Out UBS AG 09/29/25 CNH 7.50 CNH 7.83 USD 165,557 21,606
2,086,757
Put
EUR Currency ............... One-Touch
Goldman Sachs
International 07/14/25 USD 1.09 USD 1.09 EUR 4,760 1,436
EUR Currency ............... One-Touch HSBC Bank plc 07/24/25 EUR 1.00 EUR 1.00 EUR 2,256 50
USD Currency ............... One-Touch Barclays Bank plc 07/24/25 CAD 1.34 CAD 1.34 USD 268 28,479
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 07/24/25 CAD 1.34 CAD 1.34 USD 4,619 490,125
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 11.60 INR 11.60 CNH 8,500 19,787
USD Currency ............... One-Touch BNP Paribas SA 07/31/25 JPY 135.00 JPY 135.00 USD 5,000 196,719
EUR Currency ............... Down and Out Bank of America NA 08/05/25 USD 1.03 USD 0.96 EUR 166,458 438
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 4,856 43,156
USD Currency ............... Down and Out Barclays Bank plc 08/07/25 JPY 144.00 JPY 136.00 USD 9,716 86,339
USD Currency ............... Down and Out Barclays Bank plc 08/07/25 JPY 144.00 JPY 136.00 USD 19,413 172,521
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 41,596 369,654
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 66,616 591,995
EUR Currency ............... One-Touch BNP Paribas SA 08/18/25 USD 1.10 USD 1.10 EUR 4,580 75,876
EUR Currency ............... One-Touch Barclays Bank plc 09/10/25 CZK 24.25 CZK 24.25 EUR 1,835 95,934
2,172,509
$ 4,259,266
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................ 172 07/11/25 JPY 39,250.00 JPY 6,963,831 $ 1,725,912
SPDR S&P 500 ETF Trust ...................... 5,006 07/11/25 USD 615.00 USD 309,296 3,699,434
Informatica, Inc. ............................ 1,908 07/18/25 USD 25.00 USD 4,646 14,310
iShares China Large-Cap ETF ................... 29,490 07/18/25 USD 37.00 USD 108,405 2,138,025
NVIDIA Corp. .............................. 752 07/18/25 USD 130.00 USD 11,881 2,146,960
Sabre Corp. ............................... 3,110 07/18/25 USD 3.00 USD 983 85,525
SPDR S&P 500 ETF Trust ...................... 200 07/18/25 USD 625.00 USD 12,357 83,700
SPDR S&P 500 ETF Trust ...................... 1,999 07/18/25 USD 620.00 USD 123,508 1,308,346
UniCredit SpA .............................. 500 07/18/25 EUR 54.00 EUR 14,228 954,140
Xerox Holdings Corp. ......................... 1,244 07/18/25 USD 6.00 USD 656 9,330
Xerox Holdings Corp. ......................... 1,534 07/18/25 USD 7.00 USD 808 11,505
U.S. Treasury 10-Year Note ..................... 104 07/25/25 USD 114.00 USD 10,400 16,250
Alphabet, Inc. .............................. 400 08/15/25 USD 185.00 USD 7,096 233,000
Eli Lilly & Co. .............................. 100 08/15/25 USD 820.00 USD 7,795 305,250
Meta Platforms, Inc. .......................... 200 08/15/25 USD 740.00 USD 14,762 782,500
Microsoft Corp. ............................. 220 08/15/25 USD 505.00 USD 10,943 303,600
Netflix, Inc. ................................ 100 08/15/25 USD 1,320.00 USD 13,391 881,250
NVIDIA Corp. .............................. 850 08/15/25 USD 160.00 USD 13,429 650,250
Paramount Global ........................... 1,658 08/15/25 USD 13.00 USD 2,139 38,963
Sabre Corp. ............................... 1,534 08/15/25 USD 4.00 USD 485 11,505
Walmart, Inc. .............................. 1,400 08/15/25 USD 105.00 USD 13,689 91,000
Walt Disney Co. (The) ........................ 700 08/15/25 USD 125.00 USD 8,681 337,750

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Wells Fargo & Co. ........................... 2,700 08/15/25 USD 85.00 USD 21,632 $ 336,150
CBOE Volatility Index ......................... 3,640 08/20/25 USD 25.00 USD 6,090 520,520
U.S. Treasury 10-Year Note ..................... 95 08/22/25 USD 113.50 USD 9,500 50,469
U.S. Treasury 10-Year Note ..................... 112 08/22/25 USD 113.00 USD 11,200 75,250
U.S. Treasury 10-Year Note ..................... 144 08/22/25 USD 114.00 USD 14,400 58,500
Advanced Micro Devices, Inc. ................... 400 09/19/25 USD 155.00 USD 5,676 297,000
Citigroup, Inc. .............................. 1,500 09/19/25 USD 90.00 USD 12,768 338,250
EURO STOXX Bank Index ..................... 2,512 09/19/25 EUR 200.00 EUR 25,245 1,331,555
Hilton Worldwide Holdings, Inc. .................. 750 09/19/25 USD 270.00 USD 19,976 877,500
NVIDIA Corp. .............................. 600 09/19/25 USD 160.00 USD 9,479 732,000
Walt Disney Co. (The) ........................ 400 09/19/25 USD 125.00 USD 4,960 246,000
Sabre Corp. ............................... 1,658 10/17/25 USD 4.00 USD 524 29,015
Informatica, Inc. ............................ 824 11/21/25 USD 35.00 USD 2,006 32,960
EURO STOXX 50 Index ....................... 676 12/19/25 EUR 5,400.00 EUR 35,850 1,482,700
EURO STOXX 50 Index ....................... 676 12/19/25 EUR 5,900.00 EUR 35,850 244,462
22,480,836
Put
WTI Crude Oil
(a)
............................. 160 07/17/25 USD 68.00 USD 160 572,800
EURO STOXX 50 Index ....................... 181 07/18/25 EUR 5,200.00 EUR 9,599 71,638
EURO STOXX 50 Index ....................... 447 07/18/25 EUR 5,175.00 EUR 23,705 151,645
EURO STOXX 50 Index ....................... 634 07/18/25 EUR 4,700.00 EUR 33,623 22,031
EURO STOXX Bank Index ..................... 1,244 07/18/25 EUR 165.00 EUR 12,502 7,327
EURO STOXX Bank Index ..................... 2,072 07/18/25 EUR 175.00 EUR 20,823 21,356
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,250 07/18/25 USD 78.00 USD 18,146 6,750
iShares Russell 2000 ETF ...................... 500 07/18/25 USD 170.00 USD 10,790 3,000
iShares Russell 2000 ETF ...................... 800 07/18/25 USD 180.00 USD 17,263 7,600
iShares Russell 2000 ETF ...................... 7,004 07/18/25 USD 198.00 USD 151,139 252,144
NIKE, Inc. ................................. 7,728 07/18/25 USD 55.00 USD 54,900 30,912
U.S. Treasury 30-Year Bond .................... 179 07/25/25 USD 114.00 USD 17,900 131,453
U.S. Treasury 5-Year Note ..................... 580 07/25/25 USD 108.50 USD 58,000 135,938
iShares Russell 2000 ETF ...................... 750 08/15/25 USD 185.00 USD 16,184 48,750
iShares Russell 2000 ETF ...................... 850 08/15/25 USD 195.00 USD 18,342 108,800
S&P 500 Index ............................. 15 08/15/25 USD 5,975.00 USD 9,307 82,725
WTI Crude Oil
(a)
............................. 667 09/17/25 USD 65.00 USD 667 3,475,070
American Airlines Group, Inc. .................... 1,865 09/19/25 USD 8.00 USD 2,093 25,178
5,155,117
$ 27,635,953
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... HSBC Bank plc — 07/03/25 MXN 20.50 USD 42,096 $ 1
EUR Currency ........... Goldman Sachs International — 07/10/25 NOK 11.80 EUR 10,958 113,210
USD Currency ........... Citibank NA — 07/22/25 COP 4,200.00 USD 26,439 145,574
USD Currency ........... Morgan Stanley & Co. International plc — 07/23/25 KRW 1,460.00 USD 120,000 13,140
EUR Currency ........... Societe Generale SA — 07/24/25 USD 1.17 EUR 37,934 598,079
MDAX Index ............ Goldman Sachs International 1,765 07/25/25 EUR 31,321.50 EUR 53,803 410,885
EUR Currency ........... BNP Paribas SA — 07/29/25 USD 1.18 EUR 19,943 225,020
AUD Currency ........... JPMorgan Chase Bank NA — 07/31/25 USD 0.66 AUD 19,417 125,237
USD Currency ........... Royal Bank of Canada — 08/07/25 MXN 19.40 USD 28,756 150,198
EUR Currency ........... Bank of America NA — 08/11/25 USD 1.21 EUR 84,218 358,068
EUR Currency ........... BNP Paribas SA — 08/11/25 USD 1.16 EUR 85,631 2,588,453
USD Currency ........... Bank of America NA — 08/18/25 CNH 7.23 USD 67,835 110,962
USD Currency ........... UBS AG — 08/27/25 HKD 7.50 USD 210,100 8,304,093
AUD Currency ........... HSBC Bank plc — 08/29/25 JPY 96.00 AUD 63,200 361,203
USD Currency ........... Societe Generale SA — 09/22/25 CHF 0.90 USD 125,415 5,403

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... JPMorgan Chase Bank NA — 10/10/25 HKD 7.50 USD 419,340 $ 15,673,222
USD Currency ........... UBS AG — 10/16/25 HKD 7.50 USD 424,290 15,801,388
USD Currency ........... UBS AG — 04/10/26 HKD 7.50 USD 206,946 6,875,282
51,859,418
Put
AUD Currency ........... HSBC Bank plc — 07/03/25 USD 0.64 AUD 31,751 175
AUD Currency ........... Morgan Stanley & Co. International plc — 07/03/25 JPY 90.00 AUD 63,158 7
USD Currency ........... JPMorgan Chase Bank NA — 07/03/25 SGD 1.28 USD 16,491 63,611
USD Currency ........... Bank of America NA — 07/04/25 CNH 7.15 USD 100,000 116,549
EUR Currency ........... Barclays Bank plc — 07/09/25 USD 1.13 EUR 4,842 102
EUR Currency ........... HSBC Bank plc — 07/09/25 USD 1.13 EUR 44,183 928
USD Currency ........... Goldman Sachs International — 07/10/25 ZAR 18.00 USD 24,797 457,172
USD Currency ........... Morgan Stanley & Co. International plc — 07/14/25 NOK 10.20 USD 12,379 196,049
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.14 EUR 4,025 1,206
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.06 EUR 8,925 6
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.02 EUR 91,867 9
EUR Currency ........... BNP Paribas SA — 07/15/25 USD 1.06 EUR 17,833 12
EUR Currency ........... JPMorgan Chase Bank NA — 07/15/25 USD 1.14 EUR 42,342 12,689
EUR Currency ........... UBS AG — 07/15/25 USD 1.06 EUR 65,706 43
USD Currency ........... Barclays Bank plc — 07/18/25 BRL 5.80 USD 9,968 625,941
EUR Currency ........... Barclays Bank plc — 07/21/25 SEK 10.85 EUR 84,193 25,122
USD Currency ........... Citibank NA — 07/22/25 TRY 41.00 USD 12,465 226,153
EUR Currency ........... JPMorgan Chase Bank NA — 07/24/25 USD 1.15 EUR 18,164 28,796
IFSC NIFTY 50 Index ...... BNP Paribas SA 1,200 07/31/25 USD 23,412.18 USD 30,620 19,676
USD Currency ........... Citibank NA — 08/06/25 CNH 7.05 USD 542,825 934,165
USD Currency ........... HSBC Bank plc — 08/14/25 BRL 5.52 USD 39,233 754,297
USD Currency ........... Barclays Bank plc — 08/29/25 TWD 29.20 USD 79,857 2,181,655
USD Currency ........... Bank of America NA — 09/15/25 KRW 1,325.00 USD 31,214 375,350
CHF Currency ........... JPMorgan Chase Bank NA — 11/14/25 JPY 161.50 CHF 35,780 40,052
6,059,765
$ 57,919,183
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 $ 488,364
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 246,225
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 185,066
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 482,217
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 190,465
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 435,485
$ 2,027,822

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 4,211,592 07/15/25 USD 623,316 $ —
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 08/20/25 EUR 70.00 EUR 725,000 $ 431,529
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 96.00 USD 20,000 12,854
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 07/16/25 USD 96.00 USD 25,000 8,169
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 07/16/25 USD 104.00 USD 41,445 21,860
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 41,460 82,974
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 08/20/25 EUR 312.50 EUR 38,226 205,554
$ 762,940
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Annual Deutsche Bank AG 07/10/25 3 .50 % USD 499,080 $ 294,660
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.50% Annual
JPMorgan Chase
Bank NA 08/18/25 3 .50 USD 588,764 3,760,399
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 301,335 6,136,566
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.00% Annual BNP Paribas SA 04/07/26 2 .00 EUR 788,517 2,501,830
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.50% At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .50 GBP 2,500,220 10,452,439
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 1.80% Annual BNP Paribas SA 04/28/26 1 .80 EUR 577,310 1,201,712
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.60% At Termination
Morgan Stanley & Co.
International plc 05/01/26 3 .60 GBP 2,999,955 15,038,183
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 USD 171,939 10,991,008
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 171,939 11,088,470
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 101,477 4,745,725
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 175,512 7,648,853
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 96,082 4,705,455
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 USD 48,214 2,277,011

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 % USD 292,515 $ 13,725,736
94,568,047
Put
5-Year Interest Rate Swap
(a)
. 3.70% Annual 1-day SOFR Annual Bank of America NA 11/19/25 3 .70 USD 238,620 1,227,169
1-Year Interest Rate Swap
(a)
. 1.75% Annual
3-mo.
EURIBOR Quarterly
Morgan Stanley & Co.
International plc 12/02/25 1 .75 EUR 780,240 1,682,465
1-Year Interest Rate Swap
(a)
. 3.70% At Termination 1-day SOFR At Termination
Morgan Stanley & Co.
International plc 12/09/25 3 .70 USD 797,066 824,765
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination
JPMorgan Chase
Bank NA 12/22/25 3 .80 USD 811,740 626,356
30-Year Interest Rate Swap
(a)
2.70% Annual
6-mo.
EURIBOR Semi-Annual Barclays Bank plc 06/24/26 2 .70 EUR 47,400 3,711,104
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 171,939 3,527,714
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 171,939 3,566,426
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 101,477 3,338,260
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 175,512 6,179,892
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 96,082 3,075,992
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 48,214 1,604,242
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 292,515 10,416,852
39,781,237
$ 134,349,284
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 12.10 INR 12.10 CNH 8,500 $ (365,185)
Put
USD Currency ............... Down and In Bank of America NA 07/04/25 CNH 7.05 CNH 6.90 USD 100,000 (679)
USD Currency ............... Down and Out Deutsche Bank AG 08/07/25 JPY 144.00 JPY 136.00 USD 41,596 (369,653)
USD Currency ............... Down and In Bank of America NA 09/15/25 KRW 1,300.00 KRW 1,280.00 USD 31,214 (200,470)
(570,802)
$ (935,987)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................. 172 07/11/25 JPY 41,000.00 JPY 6,963,831 $ (432,971)
SPDR S&P 500 ETF Trust ....................... 5,006 07/11/25 USD 625.00 USD 309,296 (1,186,422)
iShares China Large-Cap ETF .................... 22,684 07/18/25 USD 42.00 USD 83,386 (158,788)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 9,851 07/18/25 USD 80.00 USD 79,448 (600,911)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 29,727 07/18/25 USD 81.00 USD 239,748 (193,225)
NVIDIA Corp. ............................... 752 07/18/25 USD 150.00 USD 11,881 (765,160)
SPDR S&P 500 ETF Trust ....................... 200 07/18/25 USD 635.00 USD 12,357 (27,400)
SPDR S&P 500 ETF Trust ....................... 3,998 07/18/25 USD 630.00 USD 247,016 (991,504)
UniCredit SpA ............................... 500 07/18/25 EUR 62.00 EUR 14,228 (47,560)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 283 08/15/25 USD 250.00 USD 6,209 $ (49,808)
Cameco Corp. ............................... 1,601 08/15/25 USD 85.00 USD 11,884 (242,551)
Eli Lilly & Co. ............................... 100 08/15/25 USD 900.00 USD 7,795 (106,750)
Meta Platforms, Inc. ........................... 200 08/15/25 USD 820.00 USD 14,762 (229,500)
Netflix, Inc. ................................. 100 08/15/25 USD 1,500.00 USD 13,391 (223,500)
Walmart, Inc. ............................... 1,400 08/15/25 USD 115.00 USD 13,689 (16,800)
CBOE Volatility Index .......................... 3,640 08/20/25 USD 29.00 USD 6,090 (382,200)
Crowdstrike Holdings, Inc. ....................... 364 09/19/25 USD 560.00 USD 18,539 (848,120)
NVIDIA Corp. ............................... 600 11/21/25 USD 200.00 USD 9,479 (285,000)
EURO STOXX 50 Index ........................ 1,352 12/19/25 EUR 5,650.00 EUR 71,700 (1,336,978)
(8,125,148)
Put
EURO STOXX 50 Index ........................ 634 07/18/25 EUR 4,400.00 EUR 33,623 (9,709)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 23,295 07/18/25 USD 77.00 USD 187,874 (58,237)
iShares Russell 2000 ETF ....................... 7,004 07/18/25 USD 189.00 USD 151,139 (105,060)
NIKE, Inc. .................................. 7,728 07/18/25 USD 50.00 USD 54,900 (19,320)
U.S. Treasury 30-Year Bond ..................... 269 07/25/25 USD 112.00 USD 26,900 (79,859)
U.S. Treasury 5-Year Note ...................... 870 07/25/25 USD 107.75 USD 87,000 (61,172)
Alphabet, Inc. ............................... 400 08/15/25 USD 165.00 USD 7,096 (144,000)
Eli Lilly & Co. ............................... 100 08/15/25 USD 700.00 USD 7,795 (161,500)
Meta Platforms, Inc. ........................... 200 08/15/25 USD 620.00 USD 14,762 (112,000)
Microsoft Corp. .............................. 220 08/15/25 USD 440.00 USD 10,943 (52,140)
Netflix, Inc. ................................. 100 08/15/25 USD 1,100.00 USD 13,391 (84,750)
Walt Disney Co. (The) ......................... 700 08/15/25 USD 110.00 USD 8,681 (64,750)
Wells Fargo & Co. ............................ 2,700 08/15/25 USD 67.50 USD 21,632 (91,800)
CBOE Volatility Index .......................... 3,640 08/20/25 USD 16.00 USD 6,090 (103,740)
WTI Crude Oil
(a)
.............................. 667 09/17/25 USD 60.00 USD 667 (1,800,900)
Advanced Micro Devices, Inc. .................... 400 09/19/25 USD 125.00 USD 5,676 (180,000)
Citigroup, Inc. ............................... 1,500 09/19/25 USD 75.00 USD 12,768 (168,000)
EURO STOXX Bank Index ...................... 1,256 09/19/25 EUR 165.00 EUR 12,622 (79,523)
Hilton Worldwide Holdings, Inc. ................... 750 09/19/25 USD 230.00 USD 19,976 (183,750)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 18,870 09/19/25 USD 103.00 USD 206,834 (3,792,870)
Walt Disney Co. (The) ......................... 400 09/19/25 USD 110.00 USD 4,960 (59,400)
(7,412,480)
$ (15,537,628)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Deutsche Bank AG — 07/03/25 SEK 9.50 USD 37,898 $ (74,755)
USD Currency .............. HSBC Bank plc — 07/03/25 MXN 21.25 USD 84,192 –
EUR Currency .............. Goldman Sachs International — 07/10/25 NOK 12.10 EUR 16,437 (10,208)
EUR Currency .............. Morgan Stanley & Co. International plc — 07/14/25 NOK 11.75 EUR 11,030 (165,885)
USD Currency .............. Citibank NA — 07/22/25 TRY 42.00 USD 6,233 (41,235)
USD Currency .............. Morgan Stanley & Co. International plc — 07/23/25 KRW 1,526.00 USD 120,000 (1,032)
USD Currency .............. Morgan Stanley & Co. International plc — 07/23/25 KRW 1,500.00 USD 120,000 (2,674)
EUR Currency .............. Societe Generale SA — 07/24/25 USD 1.18 EUR 37,934 (382,004)
MDAX Index ............... Goldman Sachs International 1,765 07/25/25 EUR 34,304.50 EUR 53,803 (5,210)
EUR Currency .............. Bank of America NA — 07/29/25 USD 1.17 EUR 225,495 (4,580,324)
EUR Currency .............. BNP Paribas SA — 07/29/25 USD 1.20 EUR 29,914 (131,647)
USD Currency .............. Royal Bank of Canada — 08/07/25 MXN 20.00 USD 28,756 (64,097)
EUR Currency .............. Bank of America NA — 08/11/25 USD 1.16 EUR 25,265 (763,717)
EUR Currency .............. BNP Paribas SA — 08/11/25 USD 1.18 EUR 36,570 (603,348)
EUR Currency .............. BNP Paribas SA — 08/11/25 USD 1.18 EUR 168,365 (2,330,662)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. UBS AG — 08/22/25 HKD 7.70 USD 210,200 $ (3,069,763)
USD Currency .............. UBS AG — 08/27/25 HKD 7.75 USD 210,100 (1,784,311)
MXN Currency ............. Morgan Stanley & Co. International plc — 09/24/25 JPY 7.85 MXN 200,237 (94,645)
USD Currency .............. JPMorgan Chase Bank NA — 10/10/25 HKD 7.75 USD 419,340 (2,902,217)
USD Currency .............. UBS AG — 10/16/25 HKD 7.75 USD 424,290 (2,895,967)
USD Currency .............. UBS AG — 04/10/26 HKD 7.75 USD 206,946 (941,250)
(20,844,951)
Put
AUD Currency .............. HSBC Bank plc — 07/03/25 USD 0.63 AUD 31,751 (1)
AUD Currency .............. Morgan Stanley & Co. International plc — 07/03/25 JPY 86.50 AUD 109,473 –
USD Currency .............. Morgan Stanley & Co. International plc — 07/03/25 JPY 140.00 USD 66,481 (1,482)
USD Currency .............. JPMorgan Chase Bank NA — 07/10/25 BRL 5.55 USD 12,611 (257,259)
EUR Currency .............. UBS AG — 07/15/25 USD 1.02 EUR 91,867 (9)
USD Currency .............. Barclays Bank plc — 07/18/25 BRL 5.65 USD 14,952 (550,356)
USD Currency .............. BNP Paribas SA — 07/31/25 JPY 135.00 USD 100,000 (98,266)
USD Currency .............. Morgan Stanley & Co. International plc — 08/05/25 ZAR 17.50 USD 50,547 (398,842)
USD Currency .............. Citibank NA — 08/06/25 CNH 6.90 USD 542,825 (243,914)
AUD Currency .............. HSBC Bank plc — 08/29/25 JPY 89.00 AUD 63,200 (150,882)
AUD Currency .............. JPMorgan Chase Bank NA — 08/29/25 USD 0.64 AUD 19,417 (80,126)
USD Currency .............. Barclays Bank plc — 08/29/25 TWD 28.30 USD 159,713 (2,030,353)
CHF Currency .............. JPMorgan Chase Bank NA — 11/14/25 JPY 157.00 CHF 35,780 (20,563)
(3,832,053)
$ (24,677,004)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
iTraxx Europe Main
Index Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 08/20/25 A- EUR 52.50 EUR 725,000 $ (587,337)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
iTraxx Europe
Crossover Index
Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 08/20/25 B+ EUR 275.00 EUR 19,113 (63,040)
(650,377)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 43.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 08/20/25 A- EUR 90.00 EUR 725,000 (179,058)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 NR USD 91.00 USD 20,000 (9,148)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 07/16/25 B+ USD 91.00 USD 25,000 (7,170)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 07/16/25 NR USD 99.00 USD 41,445 (15,126)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 43.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 08/20/25 B+ EUR 362.50 EUR 38,226 (85,554)
(296,056)
$ (946,433)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
3-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/18/25 3 .20 % USD 588,764 $ (1,433,235)
30-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual Citibank NA 08/27/25 3 .60 USD 199,070 (1,198,327)
5-Year Interest Rate Swap
(a)
. 2.05% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/02/25 2 .05 EUR 250,574 (373,099)
2-Year Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual Deutsche Bank AG 09/03/25 3 .25 USD 495,916 (1,132,303)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual Bank of America NA 09/12/25 3 .23 USD 750,092 (3,784,949)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/22/25 3 .05 USD 1,600,855 (2,577,377)
2-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3 .30 USD 1,188,291 (3,917,273)
2-Year Interest Rate Swap
(a)
. 3.08% Annual 1-day SOFR Annual Citibank NA 09/26/25 3 .08 USD 1,480,675 (3,020,962)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 3 .05 USD 812,174 (1,591,285)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual Deutsche Bank AG 09/30/25 3 .00 USD 599,854 (1,859,547)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 USD 301,335 (1,427,810)
10-Year Interest Rate Swap
(a)
3.46% Annual 1-day SOFR Annual BNP Paribas SA 04/06/26 3 .46 USD 40,410 (722,204)
1-Year Interest Rate Swap
(a)
. 1.59% Annual 3-mo. EURIBOR Quarterly BNP Paribas SA 04/07/26 1 .59 EUR 1,577,034 (1,890,882)
1-Year Interest Rate Swap
(a)
. 3.10% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .10 GBP 2,500,220 (5,363,087)
1-Year Interest Rate Swap
(a)
. 1.40% Annual 3-mo. EURIBOR Quarterly BNP Paribas SA 04/28/26 1 .40 EUR 1,154,620 (895,805)
1-Year Interest Rate Swap
(a)
. 2.80% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 05/01/26 2 .80 GBP 2,999,955 (4,022,398)
(35,210,543)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 07/07/25 3 .75 USD 139,689 (278,461)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual Deutsche Bank AG 07/10/25 4 .30 USD 249,540 (62)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 08/04/25 3 .80 USD 67,560 (37,178)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 09/10/25 2 .15 EUR 1,030,693 (1,009,464)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual UBS AG 09/15/25 3 .95 USD 1,500,184 (351,311)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual BNP Paribas SA 09/22/25 3 .90 USD 799,187 (286,451)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.50% Annual Deutsche Bank AG 09/25/25 2 .50 EUR 448,275 (1,151,331)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Citibank NA 11/06/25 3 .80 USD 823,015 (794,072)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual Deutsche Bank AG 11/06/25 4 .10 USD 344,260 (513,138)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual
Nomura International
plc 11/10/25 3 .95 USD 277,957 (162,326)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual Bank of America NA 11/19/25 3 .95 USD 238,620 (632,784)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Annual Bank of America NA 11/19/25 4 .25 USD 238,620 (273,190)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 1.90% Annual
Morgan Stanley & Co.
International plc 12/02/25 1 .90 EUR 780,240 (946,427)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.00% Annual
Morgan Stanley & Co.
International plc 12/02/25 2 .00 EUR 780,240 (600,685)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.45% Annual
Morgan Stanley & Co.
International plc 12/09/25 2 .45 EUR 353,921 (255,689)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.90% At Termination
Morgan Stanley & Co.
International plc 12/09/25 3 .90 USD 797,066 (415,115)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 12/09/25 4 .10 USD 797,066 (189,143)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.90% At Termination
JPMorgan Chase
Bank NA 12/22/25 3 .90 USD 811,740 (448,330)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.20% At Termination
JPMorgan Chase
Bank NA 12/22/25 4 .20 USD 811,740 (147,707)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.46% Annual BNP Paribas SA 04/06/26 3 .46 USD 40,410 (1,523,390)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.20% At Termination
Morgan Stanley & Co.
International plc 04/22/26 4 .20 % GBP 2,500,220 $ (1,787,811)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 05/01/26 4 .10 GBP 2,999,955 (2,920,422)
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.90% Annual Barclays Bank plc 06/24/26 2 .90 EUR 47,400 (2,625,164)
30-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.10% Annual Barclays Bank plc 06/24/26 3 .10 EUR 47,400 (1,806,102)
(19,155,753)
$ (54,366,296)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0 .69 % Deutsche Bank AG 09/02/25 USD 4,032,470 $ (1,313,327) $ (1,875,099) $ 561,772
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5 .00 % Quarterly 12/20/27 USD 43,862 $ (2,902,389) $ — $ (2,902,389)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (1,006,006) — (1,006,006)
iTraxx Asia ex-Japan Investment Grade Index
Series 43.V1 ..................... 1 .00 Quarterly 06/20/30 USD 40,090 (471,905) (79,576) (392,329)
iTraxx Europe Crossover Index Series 43.V1 . 5 .00 Quarterly 06/20/30 EUR 165,634 (18,423,459) (14,184,540) (4,238,919)
iTraxx Europe Main Index Series 43.V1 ..... 1 .00 Quarterly 06/20/30 EUR 615,078 (15,666,971) (12,390,175) (3,276,796)
iTraxx Europe Senior Financials Index Series
43.V1 ......................... 1 .00 Quarterly 06/20/30 EUR 123,968 (2,862,167) (2,255,911) (606,256)
Kingdom of Saudi Arabia ............... 1 .00 Quarterly 06/20/30 USD 22,000 (322,261) (276,745) (45,516)
Lennar Corp. ....................... 5 .00 Quarterly 06/20/30 USD 27,221 (5,020,683) (4,692,229) (328,454)
Markit CDX Emerging Markets Index Series
43.V1 ......................... 1 .00 Quarterly 06/20/30 USD 3,640 89,121 124,497 (35,376)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 981,879 (22,026,030) (19,417,073) (2,608,957)
People's Republic of China ............. 1 .00 Quarterly 06/20/30 USD 38,332 (867,901) (429,351) (438,550)
PulteGroup, Inc. .................... 5 .00 Quarterly 06/20/30 USD 14,317 (2,706,332) (2,567,956) (138,376)
$ (72,186,983) $ (56,169,059) $ (16,017,924)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 BB- USD 67,169 $ 5,060,957 $ — $ 5,060,957
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 165,689 17,762,582 11,845,572 5,917,010
Ford Motor Co. ....... 5 .00 Quarterly 06/20/30 BBB- USD 21,616 3,034,289 2,683,426 350,863

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 207,000 $ 15,887,139 $ 9,516,376 $ 6,370,763
$ 41,744,967 $ 24,045,374 $ 17,699,593
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.24% At Termination N/A 07/30/25 USD 6,299,460 $ (716,744) $ — $ (716,744)
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (5,414,482) — (5,414,482)
1-day ESTR At Termination 2.04% At Termination N/A 09/11/25 EUR 569,667 21,068 103,274 (82,206)
1-day ESTR At Termination 1.86% At Termination 07/30/25
(a)
09/17/25 EUR 5,553,830 (386,937) (26,520) (360,417)
1-day ESTR At Termination 1.88% At Termination 07/30/25
(a)
09/17/25 EUR 2,757,810 (82,284) (21,527) (60,757)
1-day EFFR At Termination 4.28% At Termination 07/30/25
(a)
09/17/25 USD 3,263,785 59,909 — 59,909
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 905,024 — 905,024
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (3,203,131) — (3,203,131)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (3,166,285) — (3,166,285)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (1,413,185) — (1,413,185)
0.53% At Termination 1-day TONAR At Termination 09/22/25
(a)
10/30/25 JPY 290,100,000 (25,139) — (25,139)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (730,557) — (730,557)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (152,621) — (152,621)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (1,219,183) — (1,219,183)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (1,447,853) — (1,447,853)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (1,074,491) — (1,074,491)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (3,214,253) — (3,214,253)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (3,150,181) — (3,150,181)
0.59% At Termination 1-day TONAR At Termination 10/31/25
(a)
12/19/25 JPY 225,153,000 (11,031) — (11,031)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 (1,415,731) — (1,415,731)
7.84% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 168,652 76 — 76
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 1,071,860 (488,735) — (488,735)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (2,669,974) — (2,669,974)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (635,981) — (635,981)
1-day MXIBTIIE Monthly 7.79% Monthly N/A 02/25/26 MXN 306,164 894 — 894
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 3,250,623 806,816 — 806,816
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (724,912) — (724,912)
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (760,537) — (760,537)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 975,092 — 975,092
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 987,098 — 987,098
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 1,164,669 — 1,164,669
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 458,463 (170,030) — (170,030)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (7,722,596) — (7,722,596)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (5,102,081) — (5,102,081)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (5,162,051) — (5,162,051)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (2,493,116) — (2,493,116)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 2,516,936 — 2,516,936
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 1,083,499 — 1,083,499
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (107,357) — (107,357)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 1,412,438 — 1,412,438
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 1,847,147 (983,414) — (983,414)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 2,329,273 — 2,329,273
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 163,750 1,884 — 1,884
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 746,938 (1,726) — (1,726)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 $ 4,280,381 $ 163,235 $ 4,117,146
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 815,915 (392,961) — (392,961)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,596,531 (71,133) — (71,133)
1-day MXIBTIIE Monthly 7.69% Monthly N/A 06/26/26 MXN 70,215 3,925 — 3,925
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 412,158 — 412,158
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 429,511 — 429,511
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 481,808 — 481,808
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 1,078,435 17,596 — 17,596
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 268,932 4,593 7,736 (3,143)
7.03% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 537,596 (15,897) — (15,897)
4.21% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 95,245 48,717 — 48,717
4.43% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 23,751 (1,560) — (1,560)
4.46% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 47,479 (7,166) — (7,166)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 (219,179) — (219,179)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 121,330 (155,716) — (155,716)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 248,346 6,816 — 6,816
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 2,561,629 — 2,561,629
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 5,533,396 — 5,533,396
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 437,426 — 437,426
0.61% At Termination 1-day TONAR At Termination 11/04/25
(a)
11/04/26 JPY 8,583,000 64,453 — 64,453
1-day MXIBTIIE Monthly 7.62% Monthly N/A 11/18/26 MXN 71,085 2,075 — 2,075
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 324,250 396,859 — 396,859
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 4,153,601 — 4,153,601
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 2,951,430 — 2,951,430
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (885,082) — (885,082)
2.12% At Termination 1-day ESTR At Termination 03/10/26
(a)
03/10/27 EUR 73,331 (341,283) 54,011 (395,294)
0.94% At Termination 1-day TONAR At Termination 03/18/26
(a)
03/18/27 JPY 47,067,000 (468,525) — (468,525)
6-mo. BUBOR Semi-Annual 6.04% Annual 09/17/25
(a)
03/19/27 HUF 708,425 749 — 749
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 16,095,693 252,227 — 252,227
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 289,687 (71,234) — (71,234)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 322,472 (785,434) — (785,434)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 193,483 (458,057) — (458,057)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 3,911,496 665,839 — 665,839
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 22,337 (89,012) 2,316 (91,328)
3.83% Annual 1-day SOFR Annual N/A 03/25/27 USD 24,555 (74,062) 1,040 (75,102)
3.83% Annual 1-day SOFR Annual N/A 03/31/27 USD 382,640 (1,689,670) — (1,689,670)
3.71% Annual 1-day SOFR Annual N/A 04/02/27 USD 24,548 (24,840) 164 (25,004)
0.65% At Termination 1-day TONAR At Termination 04/20/26
(a)
04/20/27 JPY 81,579,000 945,404 — 945,404
1.63% At Termination 1-day ESTR At Termination 04/30/26
(a)
04/30/27 EUR 221,870 280,855 54,147 226,708
3.34% Annual 1-day SOFR Annual N/A 04/30/27 USD 29,033 139,968 — 139,968
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 590,948 6,256,183 — 6,256,183
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 590,948 6,823,781 — 6,823,781
0.85% At Termination 1-day TONAR At Termination 06/02/26
(a)
06/02/27 JPY 61,783,000 (75,652) — (75,652)
0.94% At Termination 1-day TONAR At Termination 06/17/26
(a)
06/17/27 JPY 31,314,500 (213,900) — (213,900)
6-mo. PRIBOR Semi-Annual 3.06% Annual N/A 06/18/27 CZK 24,137 (10,281) — (10,281)
1-day MXIBTIIE Monthly 7.41% Monthly 06/26/26
(a)
06/25/27 MXN 71,907 2,827 — 2,827
3.21% At Termination 1-day SOFR At Termination 06/29/26
(a)
06/29/27 USD 3,397 (3,711) — (3,711)
6-mo. BUBOR Semi-Annual 5.68% Annual 09/17/25
(a)
09/17/27 HUF 8,702,172 (136,479) — (136,479)
6-mo. BUBOR Semi-Annual 5.76% Annual 09/17/25
(a)
09/17/27 HUF 19,770,331 (225,368) — (225,368)
6-mo. BUBOR Semi-Annual 6.02% Annual 09/17/25
(a)
09/17/27 HUF 3,629,579 10,131 — 10,131
6-mo. BUBOR Semi-Annual 6.10% Annual 09/17/25
(a)
09/17/27 HUF 2,170,087 15,354 — 15,354
5.45% Semi-Annual 1-day MIBOR Semi-Annual 09/17/25
(a)
09/17/27 INR 2,616,751 43,365 — 43,365
3.20% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/27 USD 30,774 87,540 — 87,540
0.71% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/27 JPY 2,198,130 20,050 — 20,050
1.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/27 CNY 83,254 980 — 980
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/27 CNY 66,662 (23,969) — (23,969)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.36% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/27 CNY 74,344 $ 19,960 $ — $ 19,960
3.47% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/27 NZD 18,323 (55,873) — (55,873)
3.05% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/27 NZD 7,311 13,285 — 13,285
2.31% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/27 KRW 42,850,697 41,272 — 41,272
7.02% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 113,361 (10,745) — (10,745)
6.93% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 56,709 (321) 2,026 (2,347)
6.99% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 227,407 (15,448) — (15,448)
1.42% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/27 TWD 467,946 20,134 — 20,134
4.27% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 64,111 (33,256) — (33,256)
4.18% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 32,072 (1,795) — (1,795)
3.97% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 128,609 131,665 — 131,665
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 3,604,637 — 3,604,637
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 404 — 404
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 3,548,783 — 3,548,783
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,188,376 — 1,188,376
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,244,334 — 1,244,334
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 2,619,236 — 2,619,236
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 5,989,841 — 5,989,841
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 4,524,993 — 4,524,993
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 4,916,033 — 4,916,033
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 2,756,940 — 2,756,940
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 7,338,928 — 7,338,928
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 (2,209,770) — (2,209,770)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 6,314,311 — 6,314,311
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 (637,052) — (637,052)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (1,319,125) — (1,319,125)
1-day TONAR Annual 0.78% Annual N/A 03/19/28 JPY 30,721,000 197,443 — 197,443
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 365,040 156,409 — 156,409
1.09% At Termination 1-day TONAR At Termination 04/05/27
(a)
04/05/28 JPY 31,264,500 (352,087) — (352,087)
1.12% At Termination 1-day TONAR At Termination 04/05/27
(a)
04/05/28 JPY 31,264,500 (415,470) — (415,470)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (968,819) — (968,819)
1-day MIBOR At Termination 5.71% At Termination 06/16/27
(a)
06/16/28 INR 25,518,203 (199,552) — (199,552)
1-day MIBOR At Termination 5.79% At Termination 06/16/27
(a)
06/16/28 INR 20,745,790 11,472 — 11,472
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 6,029,119 — 6,029,119
1-day ESTR At Termination 2.00% At Termination 06/22/27
(a)
06/22/28 EUR 76,140 (67,836) (23,708) (44,128)
1-day ESTR At Termination 2.00% At Termination 06/28/27
(a)
06/28/28 EUR 152,340 (133,541) (35,629) (97,912)
1-day ESTR At Termination 2.06% At Termination 07/02/27
(a)
07/02/28 EUR 376,240 80,550 80,550 —
0.81% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 8,586,000 110,656 — 110,656
0.82% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 150,099,000 1,729,868 — 1,729,868
0.60% Annual 1-day TONAR Annual 08/12/26
(a)
08/12/28 JPY 23,290,095 993,202 — 993,202
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (11,835,607) — (11,835,607)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (18,763,929) — (18,763,929)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (22,495,156) — (22,495,156)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (4,365,270) — (4,365,270)
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 59,924,924 (3,127) — (3,127)
3-mo. CD_KSDA Quarterly 2.41% Quarterly 09/17/25
(a)
09/17/28 KRW 99,812,787 17,326 — 17,326
3-mo. CD_KSDA Quarterly 2.41% Quarterly 09/17/25
(a)
09/17/28 KRW 6,568,702 717 — 717
3-mo. CD_KSDA Quarterly 2.44% Quarterly 09/17/25
(a)
09/17/28 KRW 13,139,461 11,604 — 11,604
3-mo. CD_KSDA Quarterly 2.48% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 48,156 — 48,156
3-mo. CD_KSDA Quarterly 2.53% Quarterly 09/17/27
(a)
09/17/28 KRW 310,992,925 148,930 — 148,930
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 322,240 — 322,240
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 7,757,874 — 7,757,874
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 2,282,572 — 2,282,572
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 2,291,533 — 2,291,533
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 397,780 — 397,780
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 3,872,697 322,384 3,550,313

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 $ 11,060,996 $ — $ 11,060,996
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 2,324,388 — 2,324,388
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 2,325,284 — 2,325,284
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 (163,693) — (163,693)
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 1,210,394 306,188 — 306,188
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 1,479,370 397,571 — 397,571
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 9,139,183 — 9,139,183
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 8,537,368 — 8,537,368
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 7,051,415 — 7,051,415
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 10,351,978 — 10,351,978
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 5,236,104 — 5,236,104
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 11,427,015 — 11,427,015
1-day ESTR At Termination 2.17% At Termination 05/03/28
(a)
05/03/29 EUR 231,040 (234,573) (88,174) (146,399)
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 10,708,145 — 10,708,145
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 7,737,083 — 7,737,083
3-mo. CD_KSDA Quarterly 2.48% Quarterly 06/16/27
(a)
06/16/29 KRW 60,580,670 (14,324) — (14,324)
3-mo. CD_KSDA Quarterly 2.49% Quarterly 06/16/27
(a)
06/16/29 KRW 61,900,470 (4,666) — (4,666)
3-mo. CD_KSDA Quarterly 2.50% Quarterly 06/16/27
(a)
06/16/29 KRW 59,695,130 2,606 — 2,606
3-mo. CD_KSDA Quarterly 2.52% Quarterly 06/16/27
(a)
06/16/29 KRW 66,734,960 25,811 — 25,811
1-day ESTR Annual 2.13% Annual 06/21/27
(a)
06/21/29 EUR 76,450 (80,492) (4,174) (76,318)
1-day ESTR Annual 2.12% Annual 06/29/27
(a)
06/29/29 EUR 38,630 (56,318) 18,604 (74,922)
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 37,775 — 37,775
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 1,033,881 — 1,033,881
1-day MXIBTIIE Monthly 7.77% Monthly N/A 11/14/29 MXN 34,170 9,387 — 9,387
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 8,461,980 24,039,990 — 24,039,990
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 866,042 — 866,042
7.78% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 34,563 (9,669) — (9,669)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 476,456 (1,297,486) — (1,297,486)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 304,630 — 304,630
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 299,921 — 299,921
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 299,226 5,244,143 — 5,244,143
1-day SONIA Annual 4.00% Annual N/A 01/20/30 GBP 242,415 4,282,259 — 4,282,259
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 3,621 (4,566) (2,065) (2,501)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 7,238 (5,632) 1,252 (6,884)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 6,133 47,399 1,565 45,834
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 14,519 300,273 319,327 (19,054)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 12,363 106,215 28,328 77,887
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 164,014 (343,210) — (343,210)
7.80% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 35,956 (10,484) — (10,484)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (3,634,907) — (3,634,907)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 3,780,085 655,266 — 655,266
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 2,455,657 — 2,455,657
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 323,685 (121,491) — (121,491)
6-mo. PRIBOR Semi-Annual 3.60% Annual 09/17/25
(a)
03/19/30 CZK 70,961 (2,649) — (2,649)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 97,099 638,644 — 638,644
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 39,493 287,532 — 287,532
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 633,661 — 633,661
6-mo. BUBOR Semi-Annual 6.15% Annual 09/17/25
(a)
03/19/30 HUF 306,560 3,725 — 3,725
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 3,254,831 175,385 — 175,385
0.87% Annual 1-day TONAR Annual N/A 03/19/30 JPY 37,297,000 4,225 — 4,225
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,532,978 (2,359,103) — (2,359,103)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 128,752 (11,883) — (11,883)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 28,226 (8,543) — (8,543)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 78,229 (264,406) — (264,406)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 401,653 120,054 — 120,054
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 44,005 13,479 — 13,479
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 88,347 (13,491) — (13,491)
6-mo. PRIBOR Semi-Annual 3.62% Annual 09/17/25
(a)
06/18/30 CZK 47,877 (1,535) — (1,535)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 130,042 8,896 15,341 (6,445)
1-day SORA Semi-Annual 2.06% Semi-Annual 06/21/28
(a)
06/21/30 SGD 143,955 373,074 — 373,074

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 06/21/30 MXN 10,094 $ (2,307) $ — $ (2,307)
1-day ESTR Annual 2.02% Annual N/A 06/23/30 EUR 26,810 (70,033) (42,476) (27,557)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 440,087 35,862 — 35,862
6-mo. PRIBOR Semi-Annual 3.41% Annual 09/17/25
(a)
09/17/30 CZK 425,533 (221,444) — (221,444)
6-mo. PRIBOR Semi-Annual 3.55% Annual 09/17/25
(a)
09/17/30 CZK 803,848 (164,546) — (164,546)
6-mo. PRIBOR Semi-Annual 3.62% Annual 09/17/25
(a)
09/17/30 CZK 150,282 (9,347) — (9,347)
6-mo. PRIBOR Semi-Annual 3.64% Annual 09/17/25
(a)
09/17/30 CZK 181,575 (2,536) — (2,536)
6-mo. WIBOR Semi-Annual 4.04% Annual 09/17/25
(a)
09/17/30 PLN 71,368 (134,488) — (134,488)
6-mo. WIBOR Semi-Annual 4.23% Annual 09/17/25
(a)
09/17/30 PLN 14,757 6,237 — 6,237
6-mo. WIBOR Semi-Annual 4.33% Annual 09/17/25
(a)
09/17/30 PLN 29,499 49,524 — 49,524
6-mo. BUBOR Semi-Annual 5.96% Annual 09/17/25
(a)
09/17/30 HUF 1,097,725 (18,339) — (18,339)
6-mo. BUBOR Semi-Annual 6.21% Annual 09/17/25
(a)
09/17/30 HUF 273,743 3,859 — 3,859
6-mo. BUBOR Semi-Annual 6.22% Annual 09/17/25
(a)
09/17/30 HUF 240,652 3,542 — 3,542
5.64% Semi-Annual 1-day MIBOR Semi-Annual 09/17/25
(a)
09/17/30 INR 1,997,872 83,817 — 83,817
1.12% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/30 JPY 2,953,597 (186,305) — (186,305)
0.82% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/30 JPY 1,402,270 53,794 — 53,794
1.48% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 301,423 (18,159) — (18,159)
1.44% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 1,257,310 285,713 — 285,713
1.46% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 309,438 22,734 — 22,734
1.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 1,244,690 224,593 — 224,593
1.47% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 336,746 22,489 — 22,489
1.49% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 626,889 (62,913) — (62,913)
3.49% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/30 NZD 7,517 24,834 — 24,834
3.78% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/30 NZD 17,997 (85,184) — (85,184)
2.47% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 21,859,604 10,490 — 10,490
2.98% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 715,940 (1,134,707) — (1,134,707)
7.37% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 153,320 (799) 16,688 (17,487)
7.60% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 445,992 (241,438) — (241,438)
7.49% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 306,487 (91,807) — (91,807)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 769,420 (724,811) — (724,811)
3.69% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 34,570 (70,458) — (70,458)
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (130,582) — (130,582)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 26,395,916 — 26,395,916
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 2,309,793 — 2,309,793
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 3,104,760 — 3,104,760
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 6,239,158 — 6,239,158
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,211,291 — 3,211,291
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 3,112,623 — 3,112,623
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (2,829,815) — (2,829,815)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,678,285) — (1,678,285)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (10,464,824) — (10,464,824)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (13,431,249) — (13,431,249)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (12,697,869) — (12,697,869)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (20,852,615) — (20,852,615)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (7,271,001) — (7,271,001)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,553,279) — (1,553,279)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (6,371,223) — (6,371,223)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 721,083 — 721,083

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 $ 4,621,999 $ — $ 4,621,999
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 4,777,154 — 4,777,154
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (4,964,663) — (4,964,663)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (13,967,091) — (13,967,091)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 5,120,907 — 5,120,907
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 1,471,654 — 1,471,654
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 497,490 198,878 — 198,878
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 497,490 202,900 — 202,900
6-mo. EURIBOR Semi-Annual 2.52% Annual 09/10/25
(a)
08/15/34 EUR 117,820 (474,945) — (474,945)
2.46% Annual 6-mo. EURIBOR Semi-Annual 09/10/25
(a)
08/15/34 EUR 45,340 447,512 — 447,512
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 5,889,589 — 5,889,589
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (976,220) — (976,220)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (1,062,610) — (1,062,610)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 (182,801) — (182,801)
1-day TONAR Annual 1.13% Annual N/A 03/19/35 JPY 9,635,000 (287,887) — (287,887)
6.07% Semi-Annual 1-day MIBOR Semi-Annual N/A 03/19/35 INR 1,674,046 (296,261) — (296,261)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 1,019,127 — 1,019,127
6-mo. EURIBOR Semi-Annual 2.59% Annual N/A 05/26/35 EUR 16,370 (5,118) 101,920 (107,038)
6-mo. BBR Semi-Annual 4.12% Semi-Annual N/A 06/13/35 AUD 39,140 82,353 — 82,353
6-mo. EURIBOR Semi-Annual 2.55% Annual N/A 06/16/35 EUR 8,190 (46,263) 18,737 (65,000)
3-mo. JIBAR Quarterly 10.28% Quarterly 06/19/30
(a)
06/19/35 ZAR 14,626 6,596 — 6,596
1-day ESTR Annual 2.80% Annual 06/20/30
(a)
06/20/35 EUR 25,240 (82,630) (10,576) (72,054)
6-mo. BBR Semi-Annual 4.09% Semi-Annual N/A 06/25/35 AUD 21,240 12,067 — 12,067
1-day THOR Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/35 THB 150,053 — — —
1.39% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/35 JPY 1,146,496 (108,369) — (108,369)
3.99% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/35 NZD 7,463 45,581 — 45,581
4.23% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/35 NZD 17,962 (108,178) — (108,178)
3.20% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/35 HKD 58,724 (146,014) — (146,014)
4.06% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/35 AUD 21,178 45,110 — 45,110
4.42% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/35 AUD 49,460 (865,830) — (865,830)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 2,456,767 — 2,456,767
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (2,580,569) — (2,580,569)
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (755,824) — (755,824)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (3,328,959) — (3,328,959)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (2,434,330) — (2,434,330)
6-mo. EURIBOR Semi-Annual 2.61% Annual N/A 04/28/40 EUR 86,220 (2,088,558) 294,095 (2,382,653)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,178,281 (37,780) 4,216,061
1-day TONAR Annual 1.97% Annual 08/02/34
(a)
08/02/44 JPY 2,049,000 (728,830) — (728,830)
1-day TONAR Annual 1.99% Annual 08/02/34
(a)
08/02/44 JPY 35,827,000 (12,329,986) — (12,329,986)
1-day TONAR Annual 1.97% Annual 08/09/34
(a)
08/09/44 JPY 5,126,760 (1,829,534) — (1,829,534)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 09/12/44 EUR 15,970 (793,143) — (793,143)
6-mo. EURIBOR Semi-Annual 2.41% Annual N/A 10/07/44 EUR 4,030 (238,619) (20,516) (218,103)
6-mo. EURIBOR Semi-Annual 2.36% Annual N/A 01/06/45 EUR 10,330 (855,607) 49,504 (905,111)
6-mo. EURIBOR Semi-Annual 2.30% Annual N/A 02/10/45 EUR 14,140 (1,327,616) (10,266) (1,317,350)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 02/21/45 EUR 9,300 (608,827) (37,777) (571,050)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 03/06/45 EUR 42,630 (2,757,626) 13,930 (2,771,556)
6-mo. EURIBOR Semi-Annual 2.75% Annual N/A 03/25/45 EUR 26,260 (323,702) (104,126) (219,576)
6-mo. EURIBOR Semi-Annual 2.75% Annual N/A 03/26/45 EUR 102,990 (1,329,283) (460,243) (869,040)
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 12,006,474 (808,735) 12,815,209
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 21,418,535 (1,449,051) 22,867,586
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 12,619,003 (734,959) 13,353,962
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 7,201,269 (421,495) 7,622,764
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 7,431,185 (435,043) 7,866,228
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,003,600 (744,633) 3,748,233
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 11,867,820 (3,064,840) 14,932,660
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 3,688,973 (957,003) 4,645,976
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 30,536,447 (7,700,042) 38,236,489
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 812,305 — 812,305
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 5,353,100 — 5,353,100
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 784,871 — 784,871

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 $ 741,080 $ — $ 741,080
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 364,089 — 364,089
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (6,119,100) — (6,119,100)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (6,111,035) — (6,111,035)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 186,577 — 186,577
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 9,667 512,651 (19,269) 531,920
1-day ESTR Annual 2.28% Annual N/A 03/07/55 EUR 18,160 (1,691,084) (936,351) (754,733)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 03/07/55 EUR 18,050 1,902,757 952,502 950,255
1-day ESTR Annual 2.54% Annual N/A 03/20/55 EUR 18,500 (521,171) 7,364 (528,535)
2.62% Annual 6-mo. EURIBOR Semi-Annual N/A 03/20/55 EUR 18,900 664,866 (9,017) 673,883
6-mo. EURIBOR Semi-Annual 2.06% Annual 04/19/45
(a)
04/19/55 EUR 26,484 (861,749) (9,711) (852,038)
1-day ESTR Annual 2.41% Annual N/A 04/23/55 EUR 7,030 (423,388) 41,396 (464,784)
2.48% Annual 6-mo. EURIBOR Semi-Annual N/A 04/23/55 EUR 7,260 486,998 (35,634) 522,632
1-day ESTR Annual 2.39% Annual N/A 04/28/55 EUR 33,610 (2,190,557) (20,000) (2,170,557)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 04/28/55 EUR 33,460 2,421,166 15,765 2,405,401
6-mo. EURIBOR Semi-Annual 2.21% Annual 05/16/45
(a)
05/16/55 EUR 14,890 (345,689) — (345,689)
2.66% Annual 6-mo. EURIBOR Semi-Annual N/A 05/26/55 EUR 6,940 171,736 (67,777) 239,513
2.66% Annual 6-mo. EURIBOR Semi-Annual N/A 06/16/55 EUR 3,480 88,601 (31,286) 119,887
1-day ESTR Annual 2.55% Annual N/A 06/25/55 EUR 19,550 (504,483) (154) (504,329)
2.64% Annual 6-mo. EURIBOR Semi-Annual N/A 06/25/55 EUR 20,060 577,134 2,065 575,069
6-mo. EURIBOR Semi-Annual 2.45% Annual 06/27/45
(a)
06/27/55 EUR 16,560 (141,350) (71,660) (69,690)
6-mo. EURIBOR Semi-Annual 2.61% Annual 09/10/25
(a)
08/15/56 EUR 17,020 (653,251) — (653,251)
2.70% Annual 6-mo. EURIBOR Semi-Annual 09/10/25
(a)
08/15/56 EUR 44,260 637,690 — 637,690
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 09/12/64 EUR 9,230 1,496,826 — 1,496,826
2.17% Annual 6-mo. EURIBOR Semi-Annual N/A 02/21/65 EUR 5,560 891,466 42,339 849,127
2.38% Annual 6-mo. EURIBOR Semi-Annual N/A 04/28/65 EUR 40,970 3,978,195 (160,915) 4,139,110
1.85% Annual 6-mo. EURIBOR Semi-Annual N/A 01/06/75 EUR 4,980 1,348,929 (26,589) 1,375,518
1.80% Annual 6-mo. EURIBOR Semi-Annual N/A 02/10/75 EUR 6,670 1,905,492 40,655 1,864,837
1.95% Annual 6-mo. EURIBOR Semi-Annual N/A 02/14/75 EUR 7,710 1,842,389 77,669 1,764,720
2.06% Annual 6-mo. EURIBOR Semi-Annual N/A 02/21/75 EUR 1,360 276,407 12,031 264,376
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 03/06/75 EUR 23,500 4,389,861 10,951 4,378,910
2.42% Annual 6-mo. EURIBOR Semi-Annual N/A 03/25/75 EUR 13,980 1,199,532 164,370 1,035,162
2.42% Annual 6-mo. EURIBOR Semi-Annual N/A 03/26/75 EUR 44,840 3,791,079 474,441 3,316,638
1.91% Annual 6-mo. EURIBOR Semi-Annual 04/21/55
(a)
04/21/75 EUR 17,520 757,614 9,709 747,905
2.11% Annual 6-mo. EURIBOR Semi-Annual 05/18/55
(a)
05/18/75 EUR 10,720 281,300 — 281,300
2.29% Annual 6-mo. EURIBOR Semi-Annual 06/29/55
(a)
06/29/75 EUR 12,940 143,665 74,125 69,540
$ 182,399,718 $ (15,034,165) $ 197,433,883
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.73% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/17/27 USD 86,180 $ 1,586 $ — $ 1,586
U.S. Consumer Price Index
All Items Monthly At Termination 2.61% At Termination 06/26/28 USD 42,930 11,344 — 11,344
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/30 EUR 39,720 (222,697) — (222,697)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.67% At Termination 01/15/30 EUR 39,720 144,562 — 144,562

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/24/30 USD 52,630 $ (11,348) $ — $ (11,348)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/29/30 USD 61,410 5,842 — 5,842
1.86% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 38,756 74,347 — 74,347
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 40,630 (74,540) — (74,540)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.56% At Termination 02/15/30 EUR 38,930 (186,078) — (186,078)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.60% At Termination 02/15/30 EUR 40,630 (113,108) — (113,108)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/13/30 USD 102,620 184,459 — 184,459
1.97% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/30 EUR 43,704 (220,572) 4,598 (225,170)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.76% At Termination 03/15/30 EUR 43,900 213,868 15,366 198,502
1.73% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 04/15/30 EUR 102,950 446,422 (110,845) 557,267
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 04/15/30 USD 132,790 25,392 — 25,392
U.S. Consumer Price Index
All Items Monthly At Termination 2.55% At Termination 05/14/30 USD 28,580 111,985 — 111,985
1.77% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/30 EUR 15,720 26,879 (6,815) 33,694
U.S. Consumer Price Index
All Items Monthly At Termination 2.56% At Termination 05/20/30 USD 19,260 77,437 — 77,437
U.S. Consumer Price Index
All Items Monthly At Termination 2.57% At Termination 05/22/30 USD 88,180 381,300 — 381,300
U.S. Consumer Price Index
All Items Monthly At Termination 2.54% At Termination 06/04/30 USD 59,700 127,460 — 127,460
1.76% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/30 EUR 49,840 253,981 (31,724) 285,705
1.84% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/30 EUR 14,952 854 — 854
1.86% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/30 EUR 27,466 (21,588) 15,506 (37,094)
1.87% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/30 EUR 52,450 (59,970) 43,508 (103,478)
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/30 GBP 25,350 13,867 (33,382) 47,249
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/30 – — — —
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.89% At Termination 06/15/30 EUR 5,790 16,146 (99) 16,245
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/17/30 USD 58,990 39,849 — 39,849

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/26/30 USD 42,930 $ 20,199 $ — $ 20,199
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 1,140,094 — 1,140,094
2.40% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/35 USD 132,790 724,285 — 724,285
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.90% At Termination 04/15/35 EUR 102,950 (781,470) 231,098 (1,012,568)
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/14/35 USD 28,580 (64,815) — (64,815)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.94% At Termination 05/15/35 EUR 15,720 (59,938) 18,936 (78,874)
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/20/35 USD 19,260 (48,127) — (48,127)
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/22/35 USD 88,180 (292,810) — (292,810)
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/04/35 USD 59,700 14,604 — 14,604
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/35 EUR 17,390 31,043 28,130 2,913
2.01% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/35 EUR 5,790 (10,351) 460 (10,811)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.91% At Termination 06/15/35 EUR 49,840 (464,896) 9,826 (474,722)
UK Retail Price Index All
Items Monthly At Termination 3.22% At Termination 06/15/35 GBP 108,500 79,648 79,648 —
UK Retail Price Index All
Items Monthly At Termination 3.22% At Termination 06/15/35 – — — —
2.39% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/03/55 USD 12,280 59,521 — 59,521
$ 1,594,666 $ 264,211 $ 1,330,455
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boparan Finance plc ....... 5 .00 % Quarterly Goldman Sachs International 12/20/25 EUR 2,651 $ (70,169) $ 24,366 $ (94,535)
Hertz Corp. (The) .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 2,070 58,912 67,774 (8,862)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 7,227 55,978 (48,751)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 830 4,857 29,019 (24,162)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (48,281) 20,580 (68,861)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (165,907) (63,246) (102,661)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 1,620 5,405 214,041 (208,636)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 3,436 132,426 (128,990)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 980 3,270 136,490 (133,220)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,215 4,054 223,461 (219,407)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 650 2,169 87,961 (85,792)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 3,436 132,500 (129,064)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 9,208 480,979 (471,771)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (122,228) 57,668 (179,896)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (76,750) 36,279 (113,029)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Xerox Corp. ............. 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 $ 280,435 $ 101,350 $ 179,085
Caterpillar, Inc. ........... 1 .00 Quarterly Citibank NA 06/20/28 USD 11,800 (271,434) (177,603) (93,831)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (191,557) 339,700 (531,257)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (71,524) 133,578 (205,102)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (63,852) 113,233 (177,085)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (326,934) 889,908 (1,216,842)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (98,489) 111,453 (209,942)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (710,467) 634,176 (1,344,643)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (36,620) 50,670 (87,290)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (86,377) 128,769 (215,146)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (83,134) 110,467 (193,601)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (249,223) (59,521) (189,702)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (440,224) 111,555 (551,779)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 (8,327) 214,590 (222,917)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 (255,829) 166,898 (422,727)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 4,175 (627,082) (420,615) (206,467)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (313,916) (186,100) (127,816)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 9,749 (134,366) (56,642) (77,724)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (352,645) (54,359) (298,286)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 592,003 (71,015) (103,896) 32,881
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 9,872 (68,672) — (68,672)
Markit CDX North American High
Yield Index Series 43 25-35% 5 .00 Quarterly Goldman Sachs International 12/20/29 USD 93,900 (14,290,488) (14,134,639) (155,849)
Markit CDX North American
Investment Grade Index
Series 43 7-15% ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 244,078 (4,247,803) (3,953,108) (294,695)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 6,140 (1,009,706) (891,195) (118,511)
ArcelorMittal SA ........... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 15,320 (3,141,320) (2,767,270) (374,050)
BNP Paribas SA .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 13,770 (47,006) 35,924 (82,930)
Bouygues SA ............ 1 .00 Quarterly Bank of America NA 06/20/30 EUR 12,185 (402,427) (414,072) 11,645
Commerzbank AG ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 8,340 94,506 135,551 (41,045)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 26,500 (294,183) (131,062) (163,121)
Devon Energy Corp. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 25,492 (48,180) 22,444 (70,624)
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/30 USD 84,050 (2,579,956) (2,338,566) (241,390)
Federative Republic of Brazil .. 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 91,071 1,896,493 3,736,447 (1,839,954)
Fibercop SpA ............ 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 6,101 411,148 357,805 53,343
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 6,685 (313,143) (122,850) (190,293)
HSBC Holdings plc ........ 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 13,760 (83,422) (58,377) (25,045)
HSBC Holdings plc ........ 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 11,610 (313,912) (262,297) (51,615)
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 USD 8,357 (109,479) (37,218) (72,261)
International Game Technology
plc ................. 5 .00 Quarterly Bank of America NA 06/20/30 EUR 9,581 (1,827,599) (1,545,366) (282,233)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 11,361 (358,673) (240,987) (117,686)
iTraxx Asia ex-Japan Investment
Grade Index Series 43.V1 .. 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 6,848 (80,607) (21,233) (59,374)
iTraxx Asia ex-Japan Investment
Grade Index Series 43.V1 .. 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 1,130 (13,307) (3,066) (10,241)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 6,103 (912,499) (852,374) (60,125)
Kingdom of Saudi Arabia ..... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,891 (27,700) (26,587) (1,113)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 1,869 41,137 53,707 (12,570)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 5,025 (926,821) (893,274) (33,547)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 7,536 (1,389,955) (1,343,615) (46,340)
Lennar Corp. ............. 5 .00 Quarterly Deutsche Bank AG 06/20/30 USD 4,237 (781,481) (758,959) (22,522)
LG Chem Ltd. ............ 1 .00 Quarterly Bank of America NA 06/20/30 USD 9,091 (61,200) (60,391) (809)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/30 USD 99,220 626,024 1,085,181 (459,157)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 3,840 (10,203) (10,130) (73)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,700 (672,455) (465,898) (206,557)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,250 (662,266) (458,839) (203,427)
Posco Holdings, Inc. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 9,091 (154,181) (80,690) (73,491)
Posco Holdings, Inc. ........ 1 .00 Quarterly Citibank NA 06/20/30 USD 10,909 (185,018) (63,033) (121,985)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 9,261 (1,750,570) (1,675,012) (75,558)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PulteGroup, Inc. .......... 5 .00 % Quarterly Bank of America NA 06/20/30 USD 7,537 $ (1,424,689) $ (1,363,109) $ (61,580)
Republic of Colombia ....... 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 10,209 523,806 793,761 (269,955)
Republic of Korea ......... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 3,458 (117,685) (106,126) (11,559)
Republic of Panama ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 2,075 79,892 96,236 (16,344)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 2,512 199,707 189,980 9,727
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 4,940 (99,333) (26,245) (73,088)
Socialist Republic of Vietnam .. 1 .00 Quarterly Bank of America NA 06/20/30 USD 8,947 (24,050) 231,336 (255,386)
Socialist Republic of Vietnam .. 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 5,263 (14,147) 45,848 (59,995)
Socialist Republic of Vietnam .. 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 15,789 (42,441) 198,693 (241,134)
Societe Generale SA ....... 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 17,430 (251,557) (183,631) (67,926)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 12,900 13,742 78,592 (64,850)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 9,159 (1,614,816) (1,489,616) (125,200)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 4,129 (534,888) (497,323) (37,565)
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 8,886 (38,403) 33,051 (71,454)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 6,749 (34,121) 2,972 (37,093)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 65,565 (331,481) 196,211 (527,692)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 17,857 (90,282) 44,320 (134,602)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 10,049 (50,805) 8,847 (59,652)
United Group BV .......... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 2,931 (234,786) (208,416) (26,370)
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 2,059 6,146 31,561 (25,415)
United Mexican States ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 10,821 32,301 259,828 (227,527)
United Mexican States ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 14,309 42,711 343,557 (300,846)
United Mexican States ...... 1 .00 Quarterly Citibank NA 06/20/30 USD 9,993 29,829 231,165 (201,336)
United Mexican States ...... 1 .00 Quarterly Citibank NA 06/20/30 USD 9,993 29,829 241,869 (212,040)
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 06/20/30 EUR 3,051 (400,289) (293,690) (106,599)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 6,103 (801,488) (749,351) (52,137)
Whirlpool Corp. ........... 1 .00 Quarterly Bank of America NA 06/20/30 USD 2,965 84,956 220,939 (135,983)
Whirlpool Corp. ........... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 2,905 83,237 163,410 (80,173)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 4,991 (3,736) 82,938 (86,674)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 5,811 (4,350) 80,603 (84,953)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 10 (7) 149 (156)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 830,741 142,821 687,920
CMBX.NA.9.BBB- ......... 3 .00 Monthly Goldman Sachs International 09/17/58 USD 1,456 248,369 99,664 148,705
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 285,557 80,258 205,299
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 242,399 68,128 174,271
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (1) (8,835) 8,834
$ – $ – $ –
$ (41,568,998) $ (25,458,767) $ (16,110,231)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 $ 73,724 $ 54,625 $ 19,099
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 44,234 32,791 11,443
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 71,033 50,323 20,710
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 44,234 33,068 11,166
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 23,916 25,365 (1,449)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 4,408 104,005 36,764 67,241
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 806 18,188 (12,541) 30,729
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 15,556 7,570 7,986
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 20,574 20,085 489

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 $ 364,909 $ 34,153 $ 330,756
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 10,231 1,380 8,851
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 136,543 (20,366) 156,909
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 56,695 9,108 47,587
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 15,076 2,364 12,712
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 194,865 92,304 102,561
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 53,294 8,561 44,733
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 397,778 427,020 (29,242)
PacifiCorp .......... 0 .13 Monthly
JPMorgan Chase Bank
NA 09/29/27 A USD 49,883 (33,430) (5,640) (27,790)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC EUR 631 49,279 (66,087) 115,366
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 379 29,621 (37,780) 67,401
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 3,750 293,063 (373,792) 666,855
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,065 83,259 (106,193) 189,452
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,309 102,298 (130,478) 232,776
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 309 24,159 (31,720) 55,879
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 1,088 85,037 (111,653) 196,690
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 647 50,559 (67,292) 117,851
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 225 17,587 (23,354) 40,941
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 469 36,658 (48,674) 85,332
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 29,950 (4,652) 34,602
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 325,771 (38,280) 364,051
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 100,674 118,987 (18,313)
iTraxx Europe Crossover
Index Series 38.V3 10-
20% ............ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB EUR 8,560 867,040 497,855 369,185
Boparan Finance plc ... 5 .00 Quarterly Deutsche Bank AG 06/20/28 NR EUR 1,827 162,085 63,374 98,711
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 6,101 224,762 242,172 (17,410)
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 460,344 (309,305) 769,649
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC EUR 806 107,045 (15,475) 122,520
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,209,803 1,187,960 21,843
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 766,139 743,818 22,321
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 459,675 441,100 18,575
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 459,675 443,940 15,735
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,074,275 1,061,096 13,179
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 510,778 504,250 6,528
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 433,173 423,995 9,178
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB- EUR 2,935 233,056 272,393 (39,337)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 68,922 30,070 38,852
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 326,498 149,020 177,478
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 103,367 54,388 48,979
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,062 68,317 32,971 35,346
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 103,367 38,523 64,844
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 6,502 109,354 52,776 56,578
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 4,399 73,985 24,840 49,145

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Kinder Morgan, Inc. .... 1 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,433 $ 167,004 $ 125,314 $ 41,690
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,738 232,455 181,883 50,572
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 4,770,825 3,816,782 954,043
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 4,687 (874,544) (802,257) (72,287)
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/29 BB USD 2,095 373,720 327,803 45,917
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 1,480 228,632 138,528 90,104
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,480 228,632 177,795 50,837
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 2,968 328,280 (350,977) 679,257
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B EUR 2,950 326,289 (136,576) 462,865
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 14,671 1,944,566 2,015,376 (70,810)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 10,729 1,422,074 1,494,569 (72,495)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 972,349 1,014,299 (41,950)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 29,343 3,889,265 3,854,529 34,736
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 972,349 952,763 19,586
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 972,349 1,013,863 (41,514)
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 4,874 54,962 27,505 27,457
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 1,488,130 1,036,243 451,887
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 35,315 5,416,749 4,395,199 1,021,550
iTraxx Europe Crossover
Index Series 42.V2 35-
100% ........... 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 41,834 9,081,085 7,896,105 1,184,980
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 4,874 60,799 28,567 32,232
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 335,251 (209,759) (47,093) (162,666)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (13,565) (33,190) 19,625
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 1,250 (33,913) (107,521) 73,608
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,975 (53,583) (206,634) 153,051
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,480 (40,153) (120,386) 80,233
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 785 (32,657) (48,841) 16,184
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 1,194 (49,672) (86,214) 36,542
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 6,435 (267,705) (399,933) 132,228
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 1,017 (42,309) (66,500) 24,191
SES SA ............ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 17,865 (743,209) (1,300,572) 557,363
Sirius XM Radio LLC ... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 256,561 228,711 27,850
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 9,872 20,020 (26,604) 46,624
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 350,599 286,673 63,926
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 236,987 191,690 45,297

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,250 $ 221,898 $ 189,769 $ 32,129
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 236,987 192,618 44,369
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 11,361 349,622 234,863 114,759
Barclays plc ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB+ EUR 17,400 359,633 235,195 124,438
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 32,205 385,066 — 385,066
Capital One Financial Corp. 1 .00 Quarterly Barclays Bank plc 06/20/30 BBB USD 21,616 260,873 66,528 194,345
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,500 246,227 185,141 61,086
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 2,960 485,888 377,225 108,663
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 160 26,264 19,748 6,516
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,570 257,718 191,793 65,925
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 15,560 2,554,197 1,900,824 653,373
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 249,510 183,731 65,779
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 249,510 181,232 68,278
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,975 324,199 325,600 (1,401)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 249,510 182,313 67,197
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 2,100 344,718 274,902 69,816
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 220 36,113 28,799 7,314
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 3,460 567,964 447,163 120,801
Danske Bank A/S ...... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BBB+ EUR 13,790 (47,647) (141,144) 93,497
Kering SA ........... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB+ EUR 8,100 (75,968) (127,188) 51,220
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,335 188,132 102,419 85,713
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 1,335 188,132 163,760 24,372
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 1,980 279,028 213,520 65,508
Republic of Chile ...... 1 .00 Quarterly Bank of America NA 06/20/30 A USD 2,018 43,590 35,289 8,301
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 11,667 (412,452) (332,621) (79,831)
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 4,000 (141,412) (169,435) 28,023
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 8,333 (294,608) (237,648) (56,960)
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 1,138 (63,385) (69,302) 5,917
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 1,335 179,641 160,868 18,773
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 1,480 199,152 120,088 79,064
Sirius XM Radio LLC ... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 3,950 531,521 435,044 96,477
Svenska Handelsbanken
AB ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 NR EUR 13,770 34,753 (77,511) 112,264
Tenet Healthcare Corp. .. 5 .00 Quarterly Bank of America NA 06/20/30 B USD 1,335 237,126 162,945 74,181
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B USD 2,960 525,763 409,831 115,932
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B USD 1,480 262,882 214,816 48,066
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 B USD 1,485 263,770 200,400 63,370
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 2,290 5,452 (20,897) 26,349
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 12,826 46,573 (111,045) 157,618
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 11,670 27,786 (55,822) 83,608
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 4,060 14,742 (17,592) 32,334
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 2,800 10,167 (17,057) 27,224

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB USD 2,960 $ 10,748 $ (25,698) $ 36,446
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 BB+ USD 1,975 379,167 289,107 90,060
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 1,335 256,297 175,623 80,674
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 3,310 635,464 547,653 87,811
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,975 379,167 302,436 76,731
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 1,189 181,786 166,242 15,544
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 1,831 279,843 277,094 2,749
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (269,249) (3,328) (265,921)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (131,963) (73,880) (58,083)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (285,556) — (285,556)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (231,993) (268,467) 36,474
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (278,904) (378,266) 99,362
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (409,400) 2,193 (411,593)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (50,850) — (50,850)
$ 51,967,804 $ 38,356,497 $ 13,611,307
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 14.67% At Termination Barclays Bank plc N/A 07/01/25 BRL 333,883 $ (60) $ — $ (60)
1-day
BZDIOVER At Termination 14.78% At Termination Bank of America NA N/A 07/01/25 BRL 166,440 (265) — (265)
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 355,740 (888,557) — (888,557)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 168,250 (368,142) — (368,142)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 224,458 (491,130) — (491,130)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc N/A 07/01/25 BRL 48,884 (58,796) — (58,796)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA N/A 07/01/25 BRL 208,191 (197,488) — (197,488)
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 11/05/25 COP 368,616,006 536,200 — 536,200
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 73,634 6,625 — 6,625
14.87% At Termination
1-day
BZDIOVER At Termination Bank of America NA N/A 01/02/26 BRL 36,706 1,661 — 1,661
14.95% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 18,362 (353) — (353)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 93,800 (12,573) — (12,573)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/25
(a)
09/17/26 COP 9,155,935 $ 10,957 $ — $ 10,957
8.61% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/25
(a)
09/17/26 COP 4,564,203 (13) — (13)
8.69% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/25
(a)
09/17/26 COP 2,283,243 (412) — (412)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 11,663,486 39,566 — 39,566
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (5,025,776) — (5,025,776)
1-day
BZDIOVER At Termination 13.83% At Termination BNP Paribas SA N/A 01/04/27 BRL 6,276 (5,212) — (5,212)
1-day
BZDIOVER At Termination 14.11% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 146,055 (5,185) — (5,185)
1-day
BZDIOVER At Termination 14.20% At Termination Barclays Bank plc N/A 01/04/27 BRL 4,819 1,518 — 1,518
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 4,172,276 — 4,172,276
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 171,472 1,346,247 — 1,346,247
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 (1,008,188) — (1,008,188)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (5,282,705) — (5,282,705)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (5,092,347) — (5,092,347)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (4,626,481) — (4,626,481)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (34,117) — (34,117)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (65,448) — (65,448)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (24,048) — (24,048)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 78,857 (208,215) — (208,215)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA N/A 01/04/27 BRL 142,841 196,051 — 196,051
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 381,300 (6,633,738) — (6,633,738)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (5,168,542) — (5,168,542)
4.91% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 03/14/27 CLP 1,071,626 (8,756) — (8,756)
1-day
BZDIOVER At Termination 13.38% At Termination BNP Paribas SA N/A 01/03/28 BRL 4,813 2,388 — 2,388
1-day
BZDIOVER At Termination 13.84% At Termination Bank of America NA N/A 01/03/28 BRL 2,407 6,425 — 6,425
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (2,183,435) — (2,183,435)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 164,597 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 294,701 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 191,556 — — —
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 769,382 — — —
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 18,924 38,055 — 38,055
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 30,190 56,503 — 56,503
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 103,910 223,146 — 223,146
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/29 BRL 102,804 223,844 — 223,844

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 37,829 $ 99,350 $ — $ 99,350
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc N/A 01/02/29 BRL 150,494 272 — 272
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 112,669 — 112,669
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 38,458 280,008 — 280,008
8.73% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 01/14/30 COP 51,413,420 (45,071) — (45,071)
8.78% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 01/14/30 COP 17,701,947 (23,183) — (23,183)
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 04/04/30 COP 73,694,802 17,509 — 17,509
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/25
(a)
09/17/30 COP 114,018,983 528,597 — 528,597
8.74% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/25
(a)
09/17/30 COP 56,838,076 (15,078) — (15,078)
8.86% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/25
(a)
09/17/30 COP 28,433,259 (40,333) — (40,333)
8.34% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 09/17/25
(a)
09/17/30 COP 71,550,742 254,010 — 254,010
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc N/A 01/02/31 BRL 223,337 — — —
$ (29,359,770) $ — $ (29,359,770)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.40% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 914 $ 721,367 $ — $ 721,367
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 468 — — —
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 936 — — —
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 316 249,809 — 249,809
1-day SOFR minus
0.55% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly Bank of America NA 09/19/25 USD 1,269 1,003,779 — 1,003,779
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.85%
At
Termination
Morgan Stanley & Co.
International plc 09/19/25 USD 654 (773,764) — (773,764)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 09/19/25 USD 685 (1,018,641) — (1,018,641)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65% Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 856 $ (1,320,612) $ — $ (1,320,612)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70%
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 936 (1,285,575) — (1,285,575)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.75%
At
Termination
Goldman Sachs
International 09/19/25 USD 1,365 (2,253,545) — (2,253,545)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/25 USD 17,638 16,927 — 16,927
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 2,022 12,144 — 12,144
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 2,436 9,655 — 9,655
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 4,848 23,518 — 23,518
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 2,043 250 — 250
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 2,797 — — —
$ (4,614,688) $ — $ (4,614,688)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Accenture plc .............. Barclays Bank plc USD 2,297,132 01/23/26 0.20% 1D OBFR01 Monthly $ 4,322
Novo Nordisk A/S ........... JPMorgan Chase Bank NA 981,805 02/11/26 0.26% DESTR Monthly (150,276)
Novartis AG (Registered) ...... JPMorgan Chase Bank NA 1,373,374 02/10/26 0.26% SSARON Monthly 10,325
Northrop Grumman Corp. ...... JPMorgan Chase Bank NA 1,326,672 02/09/26 0.20% 1D OBFR01 Monthly 23,274
Northern Data AG ........... Barclays Bank plc 3,723,864 02/12/26 0.26% 1D ESTR Monthly (234,929)
Nissan Chemical Corp. ........ Citibank NA 2,173,478 02/26/26 0.23% 1D P TONA Monthly 86,392
Nippon Yusen KK ............ Merrill Lynch International & Co. 1,370,395 03/15/28 0.15% 1D P TONA Monthly 11,044
NXP Semiconductors NV ...... Merrill Lynch International & Co. 1,936,438 02/15/28 0.20% 1D OBFR01 Monthly 8,123
Nihon Kohden Corp. .......... Citibank NA 1,694,124 02/26/26 0.25% 1D P TONA Monthly 13,674
NetEase, Inc. .............. Merrill Lynch International & Co. 131 02/15/28 0.20% 1D OBFR01 Monthly 4
NetEase, Inc. .............. JPMorgan Chase Bank NA 1,216,949 02/10/26 0.30% HONIA Monthly 38,892
NAVER Corp. .............. Merrill Lynch International & Co. 39,176 02/15/28 0.40% 1D OBFR01 Monthly 10,341
NAVER Corp. .............. JPMorgan Chase Bank NA 751,360 02/10/26 0.35% 1D OBFR01 Monthly 238,983
NatWest Group plc ........... Merrill Lynch International & Co. 987,578 02/15/28 0.25% 1D SONIA Monthly 8,979
Murata Manufacturing Co. Ltd. ... Citibank NA 1,768,687 02/26/26 0.25% 1D P TONA Monthly 65,597
Nichirei Corp. .............. JPMorgan Chase Bank NA 2,108,381 02/10/26 0.25% 1D P TONA Monthly 9,253
MSCI, Inc. ................ Merrill Lynch International & Co. 1,698,065 02/15/28 0.20% 1D OBFR01 Monthly 89,829

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Obayashi Corp. ............. JPMorgan Chase Bank NA USD 1,109,889 02/10/26 0.25% 1D P TONA Monthly $ (2,291)
Orange SA ................ JPMorgan Chase Bank NA 3,092,162 02/11/26 0.05% 1D ESTR Monthly 75,301
Principal Financial Group, Inc. ... Barclays Bank plc 2,822,545 01/23/26 0.20% 1D OBFR01 Monthly 76,650
Powszechny Zaklad Ubezpieczen
SA ................... Merrill Lynch International & Co. 1,458,765 02/15/28 0.45% 1D OBFR01 Monthly 137,808
Porto Seguro SA ............ Merrill Lynch International & Co. 1,617,853 02/15/28 0.40% 1D OBFR01 Monthly 62,491
PNC Financial Services Group, Inc.
(The) .................. Citibank NA 2,367,825 02/24/28 0.20% 1D OBFR01 Monthly 74,277
Philip Morris International, Inc. ... JPMorgan Chase Bank NA 1,338,481 02/09/26 0.20% 1D OBFR01 Monthly 9,281
PepsiCo, Inc. .............. Merrill Lynch International & Co. 2,247,111 02/15/28 0.20% 1D OBFR01 Monthly 10,773
Olympus Corp. ............. JPMorgan Chase Bank NA 1,888,419 02/10/26 0.25% 1D P TONA Monthly (199,321)
PDD Holdings, Inc. ........... Merrill Lynch International & Co. 103 02/15/28 0.20% 1D OBFR01 Monthly 2
PayPal Holdings, Inc. ......... JPMorgan Chase Bank NA 1,232,851 02/09/26 0.20% 1D OBFR01 Monthly 15,725
Paychex, Inc. .............. Barclays Bank plc 2,439,620 01/23/26 0.20% 1D OBFR01 Monthly 4,108
Partners Group Holding AG ..... Merrill Lynch International & Co. 3,454,334 02/15/28 0.26% SSARON Monthly 78,147
Paramount Global ........... JPMorgan Chase Bank NA 578,244 02/09/26 0.20% 1D OBFR01 Monthly 43,368
Otis Worldwide Corp. ......... Merrill Lynch International & Co. 1,572,135 02/15/28 0.20% 1D OBFR01 Monthly 41,891
Orsted A/S ................ Merrill Lynch International & Co. 715,350 02/15/28 0.26% 1W CIBOR Monthly (21,784)
PCCW Ltd. ................ Merrill Lynch International & Co. 646,679 02/15/28 0.15% HONIA Monthly 19,119
Progressive Corp. (The) ....... Barclays Bank plc 2,424,058 01/23/26 0.20% 1D OBFR01 Monthly 4,368
Mr Price Group Ltd. .......... Merrill Lynch International & Co. 1,948,467 02/15/28 0.85% 1M JIBAR Monthly 59,938
Morinaga & Co. Ltd. .......... Merrill Lynch International & Co. 1,551,427 03/15/28 0.25% 1D P TONA Monthly 20,981
Live Nation Entertainment, Inc. ... JPMorgan Chase Bank NA 952,280 02/09/26 0.00% 1D OBFR01 Monthly 784
Lendlease Corp. Ltd. ......... JPMorgan Chase Bank NA 2,482,735 02/10/26 0.25% 1D AONIA Monthly (133,963)
Las Vegas Sands Corp. ....... Barclays Bank plc 1,885,643 01/23/26 0.20% 1D OBFR01 Monthly 67,956
Largan Precision Co. Ltd. ...... Merrill Lynch International & Co. 399,743 02/15/28 0.40% 1D OBFR01 Monthly 8,609
Kyushu Financial Group, Inc. .... Citibank NA 1,287,858 02/26/26 0.22% 1D P TONA Monthly 30,322
Kyushu Electric Power Co., Inc. .. JPMorgan Chase Bank NA 1,110,887 02/10/26 0.15% 1D P TONA Monthly 57,681
Lockheed Martin Corp. ........ Merrill Lynch International & Co. 3,780,140 02/15/28 0.20% 1D OBFR01 Monthly (28,706)
Kuraray Co. Ltd. ............ Citibank NA 2,067,707 02/26/26 0.25% 1D P TONA Monthly 43,197
KT&G Corp. ............... JPMorgan Chase Bank NA 1,636,243 02/10/26 0.35% 1D OBFR01 Monthly 62,714
Koninklijke Vopak NV ......... JPMorgan Chase Bank NA 1,384,615 02/11/26 0.26% 1D ESTR Monthly 40,893
Kongsberg Gruppen ASA ...... Barclays Bank plc 912,546 04/23/26 0.28% NOWA Monthly 6,472
Komatsu Ltd. .............. Merrill Lynch International & Co. 2,094,889 03/15/28 0.25% 1D P TONA Monthly 132,175
Komatsu Ltd. .............. Barclays Bank plc 2,111,308 01/14/27 0.00% 1D P TONA Monthly 155,348
Kinden Corp. ............... Barclays Bank plc 1,483,069 01/14/27 0.18% 1D P TONA Monthly 26,985
Kuehne + Nagel International AG
(Registered) ............. JPMorgan Chase Bank NA 1,876,614 02/10/26 0.26% SSARON Monthly (165,926)
Mosaic Co. (The) ............ Citibank NA 1,434,392 02/24/28 0.20% 1D OBFR01 Monthly 17,512
Logitech International SA
(Registered) ............. Merrill Lynch International & Co. 970,336 02/15/28 0.26% SSARON Monthly 18,125
LY Corp. .................. JPMorgan Chase Bank NA 1,081,628 02/10/26 0.25% 1D P TONA Monthly 13,947
Mitsui Mining & Smelting Co. Ltd. . JPMorgan Chase Bank NA 1,313,373 02/10/26 0.25% 1D P TONA Monthly (2,413)
Mitsui & Co. Ltd. ............ Merrill Lynch International & Co. 214,542 03/15/28 0.15% 1D P TONA Monthly (2,590)
Mitsubishi UFJ Financial Group, Inc. Citibank NA 1,394,815 02/26/26 0.24% 1D P TONA Monthly 16,262
MISUMI Group, Inc. .......... JPMorgan Chase Bank NA 1,474,300 02/10/26 0.25% 1D P TONA Monthly 40,553
Mirvac Group .............. Merrill Lynch International & Co. 1,491,110 02/15/28 0.25% 1D AONIA Monthly (71,347)
Midea Group Co. Ltd. ......... Merrill Lynch International & Co. 815,897 02/15/28 0.30% HONIA Monthly (7,766)
LVMH Moet Hennessy Louis Vuitton
SE ................... Merrill Lynch International & Co. 4,065,330 02/15/28 0.26% 1D ESTR Monthly (197,029)
MGM Resorts International ..... Barclays Bank plc 745,701 01/23/26 0.20% 1D OBFR01 Monthly 562
Merck KGaA ............... Citibank NA 1,378,726 02/26/26 0.26% 1D ESTR Monthly 8,618
Meituan .................. Merrill Lynch International & Co. 689,938 02/15/28 0.30% HONIA Monthly (62,261)
Match Group, Inc. ........... JPMorgan Chase Bank NA 2,307,725 02/09/26 0.20% 1D OBFR01 Monthly (62,022)
Masco Corp. ............... Merrill Lynch International & Co. 1,018,587 02/15/28 0.20% 1D OBFR01 Monthly 30,481
MarketAxess Holdings, Inc. ..... Barclays Bank plc 1,546,635 01/23/26 0.20% 1D OBFR01 Monthly 16,745
Magellan Financial Group Ltd. ... Merrill Lynch International & Co. 1,377,105 02/15/28 0.25% 1D AONIA Monthly 20,367
MGM China Holdings Ltd. ...... Merrill Lynch International & Co. 1,300,391 02/15/28 0.15% HONIA Monthly 236,592
Keyence Corp. ............. JPMorgan Chase Bank NA 1,591,900 02/10/26 0.25% 1D P TONA Monthly (32,570)
Prosus NV ................ Barclays Bank plc 2,317,120 02/12/26 0.26% 1D ESTR Monthly 79
Realtek Semiconductor Corp. ... JPMorgan Chase Bank NA 1,416,624 02/10/26 0.35% 1D OBFR01 Monthly 78,793
Valterra Platinum Ltd. ......... JPMorgan Chase Bank NA 814,633 02/11/26 0.40% 1D RAONON Monthly 212
Valero Energy Corp. .......... Barclays Bank plc 1,069,068 01/23/26 0.20% 1D OBFR01 Monthly (20,592)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Ushio, Inc. ................ JPMorgan Chase Bank NA USD 1,008,236 02/10/26 0.25% 1D P TONA Monthly $ 35,232
UOL Group Ltd. ............. Merrill Lynch International & Co. 1,777,380 02/15/28 0.30% 1D OBFR01 Monthly 61,277
Universal Music Group NV ..... Merrill Lynch International & Co. 1,323,408 02/15/28 0.26% 1D ESTR Monthly 9,899
Universal Health Services, Inc. ... Barclays Bank plc 1,041,120 01/23/26 0.20% 1D OBFR01 Monthly 45,780
VeriSign, Inc. .............. Citibank NA 961,826 02/24/28 0.20% 1D OBFR01 Monthly 20,094
Trend Micro, Inc. ............ Merrill Lynch International & Co. 1,359,440 03/15/28 0.25% 1D P TONA Monthly (72,955)
TransDigm Group, Inc. ........ JPMorgan Chase Bank NA 1,606,733 02/09/26 0.20% 1D OBFR01 Monthly 65,971
Tractor Supply Co. ........... JPMorgan Chase Bank NA 1,214,678 02/09/26 0.20% 1D OBFR01 Monthly 51,802
TPG Telecom Ltd. ........... Merrill Lynch International & Co. 2,578,319 02/15/28 0.25% 1D AONIA Monthly (51,218)
Toyota Tsusho Corp. .......... JPMorgan Chase Bank NA 1,190,119 02/10/26 0.25% 1D P TONA Monthly 51,169
TOTO Ltd. ................ JPMorgan Chase Bank NA 1,415,238 02/10/26 0.25% 1D P TONA Monthly 4,968
Tokyo Electron Ltd. .......... Merrill Lynch International & Co. 233,625 03/15/28 0.25% 1D P TONA Monthly 34,488
Transurban Group ........... JPMorgan Chase Bank NA 4,672,422 02/10/26 0.25% 1D AONIA Monthly (94,023)
Textron, Inc. ............... Merrill Lynch International & Co. 3,622,556 02/15/28 0.20% 1D OBFR01 Monthly 143,045
Verizon Communications, Inc. ... JPMorgan Chase Bank NA 2,576,306 02/09/26 0.20% 1D OBFR01 Monthly (10,395)
Viatris, Inc. ................ JPMorgan Chase Bank NA 1,652,057 02/09/26 0.20% 1D OBFR01 Monthly 13,388
Yum China Holdings, Inc. ...... Merrill Lynch International & Co. 895,925 02/15/28 0.30% HONIA Monthly 17,884
Yum China Holdings, Inc. ...... Barclays Bank plc 1,148,366 01/23/26 0.20% 1D OBFR01 Monthly 18,565
Yamaha Corp. .............. Merrill Lynch International & Co. 1,601,705 03/15/28 0.25% 1D P TONA Monthly 83,620
Xiaomi Corp. ............... Merrill Lynch International & Co. 238,751 02/15/28 0.30% HONIA Monthly 27,675
Xero Ltd. ................. Citibank NA 12,018,149 12/31/49 0.00% 1D AONIA Monthly 254,489
Worley Ltd. ................ JPMorgan Chase Bank NA 1,506,636 02/10/26 0.25% 1D AONIA Monthly (19,509)
Vestas Wind Systems A/S ...... Merrill Lynch International & Co. 1,349,068 02/15/28 0.26% 1W CIBOR Monthly (196,960)
Workday, Inc. .............. Citibank NA 1,255,317 02/24/28 0.20% 1D OBFR01 Monthly 16,683
WH Group Ltd. ............. Merrill Lynch International & Co. 981,362 02/15/28 0.30% HONIA Monthly 742
Western Digital Corp. ......... JPMorgan Chase Bank NA 831,609 02/09/26 0.20% 1D OBFR01 Monthly 45,054
Wells Fargo & Co. ........... Citibank NA 1,455,489 02/24/28 0.20% 1D OBFR01 Monthly 58,779
Weichai Power Co. Ltd. ........ JPMorgan Chase Bank NA 750,226 02/10/26 0.29% HONIA Monthly 1,065
Walgreens Boots Alliance, Inc. ... JPMorgan Chase Bank NA 878,870 02/09/26 0.00% 1D OBFR01 Monthly 498
Vivendi SE ................ JPMorgan Chase Bank NA 1,680,526 02/11/26 0.26% 1D ESTR Monthly 23,556
Woolworths Group Ltd. ........ Merrill Lynch International & Co. 1,255,339 02/15/28 0.25% 1D AONIA Monthly (26,310)
Prysmian SpA .............. Merrill Lynch International & Co. 215,991 02/15/28 0.26% 1D ESTR Monthly 9,221
Tencent Holdings Ltd. ......... Merrill Lynch International & Co. 1,739,451 02/15/28 0.30% HONIA Monthly (12,577)
Telenor ASA ............... Barclays Bank plc 1,885,112 04/23/26 0.28% NOWA Monthly 28,711
Siemens Energy AG .......... Barclays Bank plc 957,598 02/12/26 0.26% 1D ESTR Monthly 129,395
SHO-BOND Holdings Co. Ltd. ... JPMorgan Chase Bank NA 2,020,585 02/10/26 0.25% 1D P TONA Monthly (80,324)
Shimizu Corp. .............. Citibank NA 1,885,896 02/26/26 0.25% 1D P TONA Monthly 18,549
Shenzhou International Group
Holdings Ltd. ............ JPMorgan Chase Bank NA 810,061 02/10/26 0.30% HONIA Monthly 26,270
SGS SA (Registered) ......... Citibank NA 1,142,246 02/26/26 0.26% SSARON Monthly (15,200)
SEEK Ltd. ................ Merrill Lynch International & Co. 1,396,905 02/15/28 0.25% 1D AONIA Monthly 3,675
Singapore Technologies Engineering
Ltd. ................... JPMorgan Chase Bank NA 1,451,526 02/10/26 0.30% 1D OBFR01 Monthly 1,684
SCREEN Holdings Co. Ltd. ..... Merrill Lynch International & Co. 173,293 03/15/28 0.15% 1D P TONA Monthly 21,854
Santen Pharmaceutical Co. Ltd. .. JPMorgan Chase Bank NA 995,369 02/10/26 0.25% 1D P TONA Monthly (1,596)
Samsung Electronics Co. Ltd. ... Merrill Lynch International & Co. 2,662,091 02/15/28 0.40% 1D OBFR01 Monthly 144,390
Sampo OYJ ............... Barclays Bank plc 1,577,167 02/12/26 0.26% 1D ESTR Monthly (460)
Rolls-Royce Holdings plc ...... Merrill Lynch International & Co. 1,509,964 02/15/28 0.25% 1D SONIA Monthly 136,015
Rightmove plc .............. JPMorgan Chase Bank NA 884,271 02/11/26 0.25% 1D SONIA Monthly 31,391
Renesas Electronics Corp. ..... Citibank NA 4,258,450 02/26/26 0.21% 1D P TONA Monthly (377,532)
Santos Ltd. ................ JPMorgan Chase Bank NA 776,031 02/10/26 0.25% 1D AONIA Monthly 115,371
Telix Pharmaceuticals Ltd. ...... JPMorgan Chase Bank NA 792,321 02/10/26 0.25% 1D AONIA Monthly (47,018)
Skanska AB ............... Barclays Bank plc 2,000,066 04/23/26 0.28% 1D STIBOR Monthly (43,319)
Sonic Healthcare Ltd. ......... Merrill Lynch International & Co. 1,052,772 02/15/28 0.25% 1D AONIA Monthly 1,004
Telecom Italia SpA ........... Merrill Lynch International & Co. 2,138,810 02/15/28 0.26% 1D ESTR Monthly 179,808
Teck Resources Ltd. .......... Citibank NA 1,823,531 02/24/28 0.20% 1D CORRA Monthly 89,310
Techtronic Industries Co. Ltd. .... Merrill Lynch International & Co. 901,344 02/15/28 0.30% HONIA Monthly (24,143)
TC Energy Corp. ............ Citibank NA 1,480,793 02/24/28 0.20% 1D CORRA Monthly 37,495
Takashimaya Co. Ltd. ......... Merrill Lynch International & Co. 1,635,020 03/15/28 0.15% 1D P TONA Monthly 48,456
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... Merrill Lynch International & Co. 451,404 02/15/28 0.40% 1D OBFR01 Monthly 23,998
Sodexo SA ................ Merrill Lynch International & Co. 810,896 02/15/28 0.26% 1D ESTR Monthly (47,720)
T Rowe Price Group, Inc. ...... Merrill Lynch International & Co. 1,452,243 02/15/28 0.20% 1D OBFR01 Monthly 43,507

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Synchrony Financial .......... Merrill Lynch International & Co. USD 955,812 02/15/28 0.20% 1D OBFR01 Monthly $ 85,332
Symrise AG ............... Citibank NA 1,267,628 02/26/26 0.26% 1D ESTR Monthly (93,147)
Swire Pacific Ltd. ............ JPMorgan Chase Bank NA 1,157,471 02/10/26 0.30% HONIA Monthly (13,095)
Sunny Optical Technology Group Co.
Ltd. ................... Merrill Lynch International & Co. 893,323 02/15/28 0.15% HONIA Monthly 78,311
Steel Dynamics, Inc. .......... JPMorgan Chase Bank NA 992,523 02/09/26 0.20% 1D OBFR01 Monthly 5,955
Southwest Airlines Co. ........ Merrill Lynch International & Co. 322,000 02/15/28 0.20% 1D OBFR01 Monthly 2,400
Synthomer plc .............. Merrill Lynch International & Co. 967,877 02/15/28 0.25% 1D SONIA Monthly (83,341)
KDDI Corp. ................ Merrill Lynch International & Co. 1,140,562 03/15/28 0.25% 1D P TONA Monthly 20,170
Kawasaki Kisen Kaisha Ltd. ..... JPMorgan Chase Bank NA 935,086 02/10/26 0.25% 1D P TONA Monthly (8,887)
Kamigumi Co. Ltd. ........... JPMorgan Chase Bank NA 1,687,123 02/10/26 0.25% 1D P TONA Monthly (22,608)
Canon, Inc. ................ JPMorgan Chase Bank NA 1,384,860 02/10/26 0.15% 1D P TONA Monthly (36,187)
Canadian National Railway Co. .. Citibank NA 2,466,297 02/24/28 0.20% 1D CORRA Monthly 24,007
BYD Electronic International Co. Ltd. Merrill Lynch International & Co. 281,448 02/15/28 0.15% HONIA Monthly 9,574
BYD Co. Ltd. ............... Merrill Lynch International & Co. 595,265 02/15/28 0.30% HONIA Monthly (34,744)
Bunzl plc ................. Merrill Lynch International & Co. 2,537,349 02/15/28 0.25% 1D SONIA Monthly 21,530
British Land Co. plc (The) ...... Citibank NA 1,847,325 02/26/26 0.25% 1D SONIA Monthly (5,337)
CarMax, Inc. ............... Merrill Lynch International & Co. 1,993,908 02/15/28 0.20% 1D OBFR01 Monthly 35,834
Bradespar SA (Preference) ..... JPMorgan Chase Bank NA 1,531,295 02/10/26 0.40% 1D OBFR01 Monthly 30,051
Bollore SE ................ JPMorgan Chase Bank NA 1,004,757 02/11/26 0.26% 1D ESTR Monthly 5,306
BOC Hong Kong Holdings Ltd. ... Merrill Lynch International & Co. 1,599,984 02/15/28 0.30% HONIA Monthly (19,757)
Bilibili, Inc. ................ Merrill Lynch International & Co. 2,711,174 02/15/28 (1.00)% 1D OBFR01 Monthly 131,977
BHP Group Ltd. ............. JPMorgan Chase Bank NA 1,329,255 02/10/26 0.25% 1D AONIA Monthly 5,942
Best Buy Co., Inc. ........... JPMorgan Chase Bank NA 841,941 02/09/26 0.20% 1D OBFR01 Monthly (56,520)
Belimo Holding AG (Registered) .. Merrill Lynch International & Co. 1,024,290 02/15/28 0.26% SSARON Monthly (4,988)
Booking Holdings, Inc. ........ Barclays Bank plc 1,066,684 01/23/26 0.20% 1D OBFR01 Monthly 91,164
Beiersdorf AG .............. Citibank NA 2,114,028 02/26/26 0.26% 1D ESTR Monthly (14,872)
CF Industries Holdings, Inc. ..... Barclays Bank plc 1,783,540 01/23/26 0.20% 1D OBFR01 Monthly (81,540)
China Overseas Land & Investment
Ltd. ................... Merrill Lynch International & Co. 820,388 02/15/28 0.15% HONIA Monthly (18,518)
DaVita, Inc. ................ JPMorgan Chase Bank NA 1,143,020 02/09/26 0.20% 1D OBFR01 Monthly 39,315
Dassault Systemes SE ........ Merrill Lynch International & Co. 1,247,767 02/15/28 0.26% 1D ESTR Monthly (48,169)
Danaher Corp. ............. Citibank NA 1,099,504 02/24/28 0.20% 1D OBFR01 Monthly 6,720
Daiichi Sankyo Co. Ltd. ........ Citibank NA 875,429 02/26/26 0.25% 1D P TONA Monthly 9,593
Dai-ichi Life Holdings, Inc. ...... Merrill Lynch International & Co. 1,226,689 03/15/28 0.25% 1D P TONA Monthly 14,817
Costco Wholesale Corp. ....... JPMorgan Chase Bank NA 3,015,343 02/09/26 0.20% 1D OBFR01 Monthly (45,523)
China Galaxy Securities Co. Ltd. . Merrill Lynch International & Co. 216,053 02/15/28 0.15% HONIA Monthly 9,913
COMSYS Holdings Corp. ...... Merrill Lynch International & Co. 1,616,063 03/15/28 0.25% 1D P TONA Monthly 25,718
CK Hutchison Holdings Ltd. ..... Merrill Lynch International & Co. 810,502 02/15/28 0.30% HONIA Monthly 2,312
Citigroup, Inc. .............. Merrill Lynch International & Co. 1,709,733 02/15/28 0.20% 1D OBFR01 Monthly 154,395
CITIC Ltd. ................. Merrill Lynch International & Co. 1,815,604 02/15/28 0.30% HONIA Monthly (47,712)
Chroma ATE, Inc. ............ JPMorgan Chase Bank NA 1,345,210 02/10/26 0.35% 1D OBFR01 Monthly 411,130
Christian Dior SE ............ Merrill Lynch International & Co. 1,609,598 02/15/28 0.26% 1D ESTR Monthly (46,213)
China Resources Land Ltd. ..... Merrill Lynch International & Co. 223,728 02/15/28 0.30% HONIA Monthly (10,929)
Coloplast A/S .............. JPMorgan Chase Bank NA 2,624,647 02/11/26 0.29% DESTR Monthly (130,330)
Dexcom, Inc. ............... JPMorgan Chase Bank NA 853,941 02/09/26 0.20% 1D OBFR01 Monthly 18,959
BCE, Inc. ................. Merrill Lynch International & Co. 1,629,547 02/15/28 0.20% CABROVER Monthly (10,601)
Barrick Mining Corp. .......... Barclays Bank plc 1,492,270 08/25/25 0.20% CABROVER Monthly (37,036)
Alps Alpine Co. Ltd. .......... Citibank NA 942,792 02/26/26 0.15% 1D P TONA Monthly 92,089
Allianz SE (Registered) ........ JPMorgan Chase Bank NA 2,476,183 02/11/26 0.26% 1D ESTR Monthly (41,182)
Alimentation Couche-Tard, Inc. ... Citibank NA 1,847,606 02/24/28 0.20% 1D CORRA Monthly (48,173)
Alibaba Group Holding Ltd. ..... Merrill Lynch International & Co. 2,469,434 02/15/28 0.30% HONIA Monthly (38,857)
Alfresa Holdings Corp. ........ Merrill Lynch International & Co. 1,544,642 03/15/28 0.25% 1D P TONA Monthly 9,237
Alcon AG ................. JPMorgan Chase Bank NA 1,020,648 02/10/26 0.26% SSARON Monthly (36,267)
Altria Group, Inc. ............ JPMorgan Chase Bank NA 1,735,800 02/09/26 0.20% 1D OBFR01 Monthly (12,078)
Airtac International Group ...... JPMorgan Chase Bank NA 1,488,668 02/10/26 0.35% 1D OBFR01 Monthly (29,787)
Air Water, Inc. .............. Merrill Lynch International & Co. 1,811,181 03/15/28 0.25% 1D P TONA Monthly 49,661
Advantest Corp. ............. Merrill Lynch International & Co. 45,367 03/15/28 0.15% 1D P TONA Monthly 6,525
Adobe, Inc. ................ Merrill Lynch International & Co. 3,368,816 02/15/28 0.20% 1D OBFR01 Monthly (80,336)
Adecco Group AG (Registered) .. JPMorgan Chase Bank NA 867,604 02/10/26 0.26% SSARON Monthly 5,476
Ackermans & van Haaren NV ... Citibank NA 2,469,665 02/26/26 0.26% 1D ESTR Monthly 39,147
Accor SA ................. Merrill Lynch International & Co. 1,029,917 02/15/28 0.26% 1D ESTR Monthly 13,011
Airbus SE ................. Citibank NA 1,673,208 02/26/26 0.26% 1D ESTR Monthly 104,998

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
BB Seguridade Participacoes SA . JPMorgan Chase Bank NA USD 2,005,184 02/10/26 0.40% 1D OBFR01 Monthly $ 30,251
AMC Networks, Inc. .......... Barclays Bank plc 1,128,581 01/23/26 0.20% 1D OBFR01 Monthly —
Argenx SE ................ Barclays Bank plc 768,884 02/12/26 0.26% 1D ESTR Monthly 6,132
Bankinter SA ............... JPMorgan Chase Bank NA 3,932,281 02/11/26 0.05% 1D ESTR Monthly (133,429)
Banco do Brasil SA .......... Merrill Lynch International & Co. 1,903,514 02/15/28 0.40% 1D OBFR01 Monthly 47,394
Banco de Sabadell SA ........ Merrill Lynch International & Co. 2,183,145 02/15/28 0.26% 1D ESTR Monthly (101,739)
Ball Corp. ................. Barclays Bank plc 1,502,020 01/23/26 0.20% 1D OBFR01 Monthly (15,635)
Baidu, Inc. ................ Merrill Lynch International & Co. 1,621,066 02/15/28 0.50% 1D OBFR01 Monthly (24,157)
B&M European Value Retail SA .. Barclays Bank plc 682,230 03/25/26 0.25% 1D SONIA Monthly 8,276
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 2,822,006 02/09/26 0.20% 1D OBFR01 Monthly (200,676)
Axfood AB ................ Citibank NA 1,866,489 02/26/26 0.26% TN STIBOR Monthly (3,981)
AT&T, Inc. ................. JPMorgan Chase Bank NA 2,075,570 02/09/26 0.20% 1D OBFR01 Monthly 80,460
ASPEED Technology, Inc. ...... JPMorgan Chase Bank NA 963,824 02/10/26 0.35% 1D OBFR01 Monthly 174,545
Asia Cement Corp. ........... Merrill Lynch International & Co. 1,696,002 02/15/28 0.40% 1D OBFR01 Monthly 7,606
Ashtead Group plc ........... Merrill Lynch International & Co. 854,205 02/15/28 0.25% 1D SONIA Monthly 56,385
Asahi Kasei Corp. ........... JPMorgan Chase Bank NA 3,201,536 02/10/26 0.25% 1D P TONA Monthly 190,556
Asahi Intecc Co. Ltd. ......... Merrill Lynch International & Co. 1,203,281 03/15/28 0.15% 1D P TONA Monthly (7,288)
Atlas Arteria Ltd. ............ JPMorgan Chase Bank NA 1,162,849 02/10/26 0.25% 1D AONIA Monthly (45,134)
D'ieteren Group ............. Merrill Lynch International & Co. 1,385,713 02/15/28 0.26% 1D ESTR Monthly 35,592
Disco Corp. ................ Merrill Lynch International & Co. 240,273 03/15/28 0.15% 1D P TONA Monthly 55,970
Domino's Pizza Enterprises Ltd. .. Merrill Lynch International & Co. 1,378,215 02/15/28 0.25% 1D AONIA Monthly (71,215)
HP, Inc. .................. JPMorgan Chase Bank NA 1,728,256 02/09/26 0.20% 1D OBFR01 Monthly (45,408)
Hong Kong Exchanges & Clearing
Ltd. ................... Merrill Lynch International & Co. 491,764 02/15/28 0.30% HONIA Monthly 3,072
Hon Hai Precision Industry Co. Ltd. Merrill Lynch International & Co. 430,570 02/15/28 0.40% 1D OBFR01 Monthly 21,852
HOCHTIEF AG ............. Barclays Bank plc 934,505 02/12/26 0.26% 1D ESTR Monthly 52,305
Henderson Land Development Co.
Ltd. ................... JPMorgan Chase Bank NA 834,040 02/10/26 0.30% HONIA Monthly 93,127
Harmony Gold Mining Co. Ltd. ... Merrill Lynch International & Co. 836,110 02/15/28 0.85% 1M JIBAR Monthly (31,884)
Huntington Ingalls Industries, Inc. . Barclays Bank plc 1,398,890 01/23/26 0.20% 1D OBFR01 Monthly 25,724
Harmonic Drive Systems, Inc. ... Merrill Lynch International & Co. 194,221 03/15/28 0.25% 1D P TONA Monthly (12,126)
Haidilao International Holding Ltd. Merrill Lynch International & Co. 325,276 02/15/28 0.15% HONIA Monthly (1,160)
H World Group Ltd. .......... JPMorgan Chase Bank NA 970,498 02/09/26 0.20% 1D OBFR01 Monthly (27,522)
Gunma Bank Ltd. (The) ....... Merrill Lynch International & Co. 1,255,593 03/15/28 0.15% 1D P TONA Monthly 16,903
GSK plc .................. Barclays Bank plc 1,319,186 03/25/26 0.15% 1D SONIA Monthly (13,133)
Grupo Aeroportuario del Pacifico
SAB de CV .............. Merrill Lynch International & Co. 1,139,958 02/15/28 0.50% TIIEFONDEO Monthly 35,313
GQG Partners, Inc. .......... JPMorgan Chase Bank NA 724,689 02/10/26 0.25% 1D AONIA Monthly 70,042
Haier Smart Home Co. Ltd. ..... Merrill Lynch International & Co. 1,673,899 02/15/28 0.30% HONIA Monthly (25,026)
Glencore plc ............... Citibank NA 1,065,383 02/26/26 0.25% 1D SONIA Monthly (5,496)
Hyundai Motor Co. ........... Merrill Lynch International & Co. 1,139,128 02/15/28 0.40% 1D OBFR01 Monthly 18,436
Informatica, Inc. ............. JPMorgan Chase Bank NA 2,590,643 02/09/26 0.20% 1D OBFR01 Monthly 21,455
Johnson & Johnson .......... Barclays Bank plc 2,557,308 01/23/26 0.20% 1D OBFR01 Monthly 24,167
JD.com, Inc. ............... JPMorgan Chase Bank NA 1,128,342 02/10/26 0.30% HONIA Monthly (48,776)
Japan Tobacco, Inc. .......... JPMorgan Chase Bank NA 2,740,384 02/10/26 0.25% 1D P TONA Monthly (80,198)
Japan Post Holdings Co. Ltd. .... Citibank NA 1,823,809 02/26/26 0.25% 1D P TONA Monthly 1,774
Japan Post Bank Co. Ltd. ...... Citibank NA 4,005,594 02/26/26 0.25% 1D P TONA Monthly 103,944
Japan Exchange Group, Inc. .... Merrill Lynch International & Co. 1,530,363 03/15/28 0.25% 1D P TONA Monthly (111,147)
IDP Education Ltd. ........... Merrill Lynch International & Co. 868,023 02/15/28 0.25% 1D AONIA Monthly 20,107
Jabil, Inc. ................. Merrill Lynch International & Co. 1,766,443 02/15/28 0.20% 1D OBFR01 Monthly 327,317
Investor AB ................ Citibank NA 2,363,085 02/26/26 0.26% TN STIBOR Monthly 66,853
Invesco Ltd. ............... Merrill Lynch International & Co. 1,156,967 02/15/28 0.20% 1D OBFR01 Monthly 73,093
International Games System Co. Ltd. Merrill Lynch International & Co. 909,586 02/15/28 0.40% 1D OBFR01 Monthly (28,913)
Intermediate Capital Group plc ... JPMorgan Chase Bank NA 1,174,742 02/11/26 0.25% 1D SONIA Monthly (52,696)
Inpex Corp. ................ Merrill Lynch International & Co. 1,333,822 03/15/28 0.15% 1D P TONA Monthly (57,843)
ING Groep NV .............. Citibank NA 2,467,563 02/26/26 0.26% 1D ESTR Monthly 105,574
Isuzu Motors Ltd. ............ JPMorgan Chase Bank NA 12,818,626 02/10/26 0.25% 1D P TONA Monthly 323,095
Gerdau SA (Preference) ....... JPMorgan Chase Bank NA 1,174,836 02/10/26 0.40% 1D OBFR01 Monthly (68,138)
Genius Electronic Optical Co. Ltd. Merrill Lynch International & Co. 1,074,274 02/15/28 0.40% 1D OBFR01 Monthly 86,678
General Electric Co. .......... Citibank NA 1,090,364 02/24/28 0.20% 1D OBFR01 Monthly 42,152
EXEO Group, Inc. ........... Merrill Lynch International & Co. 2,133,124 03/15/28 0.25% 1D P TONA Monthly 5,572
Evolution AB ............... JPMorgan Chase Bank NA 1,170,022 02/11/26 0.26% TN STIBOR Monthly 172,228
Erie Indemnity Co. ........... Merrill Lynch International & Co. 1,320,453 02/15/28 0.20% 1D OBFR01 Monthly (37,330)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
EOG Resources, Inc. ......... Citibank NA USD 2,885,216 02/24/28 0.20% 1D OBFR01 Monthly $ (50,459)
Engie SA ................. Barclays Bank plc 1,515,728 02/12/26 0.26% 1D ESTR Monthly 16,655
Eneva SA ................. Merrill Lynch International & Co. 2,694,017 02/15/28 0.40% 1D OBFR01 Monthly 21,716
Experian plc ............... Merrill Lynch International & Co. 1,519,841 02/15/28 0.25% 1D SONIA Monthly (24,420)
ENEOS Holdings, Inc. ........ JPMorgan Chase Bank NA 2,089,147 02/10/26 0.25% 1D P TONA Monthly 32,378
Elisa OYJ ................. Merrill Lynch International & Co. 1,465,749 02/15/28 0.26% 1D ESTR Monthly 40,509
Elia Group SA .............. Merrill Lynch International & Co. 1,074,841 02/15/28 0.26% 1D ESTR Monthly 49,266
eBay, Inc. ................. Barclays Bank plc 1,099,988 01/23/26 0.20% 1D OBFR01 Monthly 2,020
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 1,158,924 02/09/26 0.20% 1D OBFR01 Monthly 117,990
Dyno Nobel Ltd. ............. JPMorgan Chase Bank NA 1,355,420 02/10/26 0.25% 1D AONIA Monthly (4,749)
DuPont de Nemours, Inc. ...... Citibank NA 1,326,600 02/24/28 0.20% 1D OBFR01 Monthly 31,482
Endeavour Group Ltd. ........ Merrill Lynch International & Co. 2,580,713 02/15/28 0.25% 1D AONIA Monthly 13,258
FactSet Research Systems, Inc. .. JPMorgan Chase Bank NA 1,658,138 02/09/26 0.20% 1D OBFR01 Monthly 86,254
Fair Isaac Corp. ............. Barclays Bank plc 752,500 01/23/26 0.20% 1D OBFR01 Monthly (21,316)
Fast Retailing Co. Ltd. ........ Merrill Lynch International & Co. 1,563,137 03/15/28 0.25% 1D P TONA Monthly 82,611
Gen Digital, Inc. ............. Barclays Bank plc 1,489,477 01/23/26 0.20% 1D OBFR01 Monthly 30,503
Geely Automobile Holdings Ltd. .. Merrill Lynch International & Co. 642,099 02/15/28 0.30% HONIA Monthly (35,861)
Gecina SA ................ Merrill Lynch International & Co. 1,362,293 02/15/28 0.26% 1D ESTR Monthly (30,272)
Geberit AG (Registered) ....... Barclays Bank plc 1,566,434 04/01/26 0.26% SSARON Monthly 8,656
GE Vernova, Inc. ............ Merrill Lynch International & Co. 780,608 02/15/28 0.20% 1D OBFR01 Monthly 66,032
Fresnillo plc ............... Barclays Bank plc 2,180,411 03/25/26 0.25% 1D SONIA Monthly 8,034
Fox Corp. ................. Citibank NA 2,590,896 02/24/28 0.20% 1D OBFR01 Monthly (1,848)
Fortinet, Inc. ............... Barclays Bank plc 2,011,425 01/23/26 0.20% 1D OBFR01 Monthly 50,115
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA 1,152 02/10/26 0.35% 1D OBFR01 Monthly (59)
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 10,376,050 02/09/26 0.20% 1D OBFR01 Monthly (1,094,520)
Fiserv, Inc. ................ Barclays Bank plc 2,285,236 01/23/26 0.20% 1D OBFR01 Monthly 25,058
FirstRand Ltd. .............. JPMorgan Chase Bank NA 1,203,176 02/11/26 0.40% 1D RAONON Monthly 3,184
Fifth Third Bancorp .......... Citibank NA 1,810,765 02/24/28 0.20% 1D OBFR01 Monthly 44,198
Federal Realty Investment Trust .. Barclays Bank plc 1,792,668 01/23/26 0.20% 1D OBFR01 Monthly (25,854)
FDJ UNITED ............... Merrill Lynch International & Co. 1,477,044 02/15/28 0.26% 1D ESTR Monthly 61,177
Zimmer Biomet Holdings, Inc. ... Merrill Lynch International & Co. 1,759,636 02/15/28 0.20% 1D OBFR01 Monthly (17,525)
Zurich Insurance Group AG ..... Barclays Bank plc 1,113,993 04/01/26 0.05% SSARON Monthly 5,564
Total long positions of equity swaps 3,191,538
Short contracts
(b)
Abbott Laboratories .......... Citibank NA (1,825,661) 02/24/28 (0.15)% 1D OBFR01 Monthly (37,675)
Oji Holdings Corp. ........... Citibank NA (1,158,003) 02/26/26 (0.16)% 1D P TONA Monthly (17,478)
Obara Group, Inc. ........... Merrill Lynch International & Co. (2,467,150) 03/15/28 (2.55)% 1D P TONA Monthly (96,906)
NU Holdings Ltd. ............ Barclays Bank plc (970,786) 01/23/26 (0.15)% 1D OBFR01 Monthly (69,190)
NTT Data Group Corp. ........ Merrill Lynch International & Co. (397,658) 03/15/28 (0.25)% 1D P TONA Monthly 10,682
Novonesis Novozymes B ...... Merrill Lynch International & Co. (3,029,612) 02/15/28 (0.26)% 1W CIBOR Monthly 186,455
Norwegian Cruise Line Holdings Ltd. Barclays Bank plc (1,270,380) 01/23/26 (0.15)% 1D OBFR01 Monthly (114,744)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (2,020,609) 02/10/26 (0.25)% 1D AONIA Monthly 213,492
Norfolk Southern Corp. ........ Citibank NA (1,565,138) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,721
Nordea Bank Abp ........... Citibank NA (961,244) 02/26/26 (0.26)% TN STIBOR Monthly (38,566)
Nordea Bank Abp ........... Barclays Bank plc (551,323) 04/23/26 (0.26)% 1D STIBOR Monthly (22,119)
Nomura Research Institute Ltd. .. Barclays Bank plc (856,743) 01/14/27 (0.15)% 1D P TONA Monthly (11,201)
Nissan Motor Co. Ltd. ......... Barclays Bank plc (714,857) 01/14/27 (0.20)% 1D P TONA Monthly (6,420)
Nipro Corp. ................ Merrill Lynch International & Co. (1,861,595) 03/15/28 (0.15)% 1D P TONA Monthly (25,071)
Nippon Steel Corp. ........... Barclays Bank plc (1,766,710) 01/14/27 (0.20)% 1D P TONA Monthly (31,815)
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (1,777,153) 02/10/26 (0.25)% 1D AONIA Monthly (81,329)
Oji Holdings Corp. ........... Merrill Lynch International & Co. (193,551) 03/15/28 (0.15)% 1D P TONA Monthly (10,333)
News Corp. ................ Citibank NA (1,705,335) 02/24/28 (0.15)% 1D OBFR01 Monthly (45,173)
ONEOK, Inc. ............... Citibank NA (1,054,020) 02/24/28 (0.15)% 1D OBFR01 Monthly (23,496)
O'Reilly Automotive, Inc. ....... Barclays Bank plc (1,186,380) 01/23/26 (0.15)% 1D OBFR01 Monthly 14,690
Pou Chen Corp. ............. JPMorgan Chase Bank NA (37,156) 02/10/26 (0.15)% 1D OBFR01 Monthly (207)
Postal Savings Bank of China Co.
Ltd. ................... JPMorgan Chase Bank NA (1,823,653) 02/10/26 (0.30)% HONIA Monthly (92,916)
Pop Mart International Group Ltd. . JPMorgan Chase Bank NA (204,473) 02/10/26 (0.30)% HONIA Monthly (13,570)
Ping An Insurance Group Co. of
China Ltd. .............. Merrill Lynch International & Co. (30,693,532) 02/15/28 (0.15)% HONIA Monthly (1,248,597)
Pfizer, Inc. ................ Barclays Bank plc (1,698,921) 01/23/26 (0.15)% 1D OBFR01 Monthly (14,847)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Petroleo Brasileiro SA - Petrobras
(Preference) ............. JPMorgan Chase Bank NA USD (634,017) 02/10/26 (0.40)% 1D OBFR01 Monthly $ (66,931)
Pernod Ricard SA ........... Barclays Bank plc (2,771,843) 02/12/26 (0.26)% 1D ESTR Monthly 68,582
Pentair plc ................ Barclays Bank plc (2,877,284) 01/23/26 (0.15)% 1D OBFR01 Monthly (89,590)
Parker-Hannifin Corp. ......... Barclays Bank plc (3,188,256) 01/23/26 (0.15)% 1D OBFR01 Monthly (164,400)
Pan Pacific International Holdings
Corp. .................. Barclays Bank plc (1,066,483) 01/14/27 (0.15)% 1D P TONA Monthly (30,720)
Packaging Corp. of America .... Citibank NA (2,887,110) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,825
PACCAR, Inc. .............. Barclays Bank plc (1,321,200) 01/23/26 (0.15)% 1D OBFR01 Monthly (47,664)
OSG Corp. ................ Merrill Lynch International & Co. (1,087,933) 03/15/28 (0.50)% 1D P TONA Monthly (18,635)
ORLEN SA ................ JPMorgan Chase Bank NA (1,361,356) 02/11/26 (0.50)% 1D OBFR01 Monthly (193,023)
Oriental Land Co. Ltd. ........ Barclays Bank plc (1,288,087) 01/14/27 (0.20)% 1D P TONA Monthly (40,846)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (2,346,267) 02/26/26 (0.22)% 1D P TONA Monthly (31,541)
Newmont Corp. ............. Barclays Bank plc (1,165,416) 01/23/26 (0.15)% 1D OBFR01 Monthly 23,520
Neste OYJ ................ Barclays Bank plc (928,439) 02/12/26 (0.26)% 1D ESTR Monthly 16,379
NEC Corp. ................ Merrill Lynch International & Co. (1,429,479) 03/15/28 (0.11)% 1D P TONA Monthly (58,449)
LKQ Corp. ................ Barclays Bank plc (1,094,648) 01/23/26 (0.15)% 1D OBFR01 Monthly 10,255
Lifco AB .................. Barclays Bank plc (1,013,965) 04/23/26 (0.26)% 1D STIBOR Monthly 795
Li Auto, Inc. ............... Merrill Lynch International & Co. (1,062,428) 02/15/28 (0.15)% HONIA Monthly 38,753
Kyowa Kirin Co. Ltd. .......... Citibank NA (1,376,133) 02/26/26 (0.17)% 1D P TONA Monthly 8,462
Kyocera Corp. .............. Merrill Lynch International & Co. (1,433,107) 03/15/28 (0.15)% 1D P TONA Monthly (18,945)
Kuaishou Technology ......... Merrill Lynch International & Co. (317,531) 02/15/28 (0.15)% HONIA Monthly (23,408)
Koninklijke Ahold Delhaize NV ... Barclays Bank plc (2,285,509) 02/12/26 (0.26)% 1D ESTR Monthly 38,474
Klabin SA ................. Merrill Lynch International & Co. (960,848) 02/15/28 (0.40)% 1D OBFR01 Monthly (65,607)
KKR & Co., Inc. ............. Citibank NA (2,039,738) 02/24/28 (0.15)% 1D OBFR01 Monthly (181,863)
KeyCorp .................. Barclays Bank plc (3,081,981) 01/23/26 (0.15)% 1D OBFR01 Monthly (173,817)
Kering SA ................. Barclays Bank plc (1,840,749) 02/12/26 (0.26)% 1D ESTR Monthly (98,166)
Keio Corp. ................ Barclays Bank plc (1,447,444) 01/14/27 (0.19)% 1D P TONA Monthly 10,679
Kawasaki Heavy Industries Ltd. .. Merrill Lynch International & Co. (748,383) 03/15/28 (0.15)% 1D P TONA Monthly (15,153)
Kansai Paint Co. Ltd. ......... Merrill Lynch International & Co. (3,205,588) 03/15/28 (0.15)% 1D P TONA Monthly (38,361)
Kagome Co. Ltd. ............ Citibank NA (759,885) 02/26/26 (0.25)% 1D P TONA Monthly (842)
Localiza Rent a Car SA ........ Merrill Lynch International & Co. (588) 02/15/28 0.80% 1D OBFR01 Monthly 47
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (1,614,465) 02/10/26 (0.25)% 1D AONIA Monthly 120,437
M&T Bank Corp. ............ Barclays Bank plc (1,602,950) 01/23/26 (0.15)% 1D OBFR01 Monthly (26,566)
MakeMyTrip Ltd. ............ Merrill Lynch International & Co. (9,591,784) 02/15/28 (0.15)% 1D OBFR01 Monthly (612,098)
National Australia Bank Ltd. ..... JPMorgan Chase Bank NA (2,227,593) 02/10/26 (0.25)% 1D AONIA Monthly (11,704)
Nasdaq, Inc. ............... Citibank NA (1,578,486) 02/24/28 (0.15)% 1D OBFR01 Monthly (48,958)
Nan Ya Plastics Corp. ......... JPMorgan Chase Bank NA (1,204,992) 02/10/26 (0.15)% 1D OBFR01 Monthly 57,218
Nagoya Railroad Co., Ltd. ...... Merrill Lynch International & Co. (7,976,406) 03/15/28 (0.25)% 1D P TONA Monthly (69,743)
MTR Corp. Ltd. ............. Merrill Lynch International & Co. (2,273,900) 02/15/28 (0.30)% HONIA Monthly (18,484)
Morgan Stanley ............. Citibank NA (1,068,346) 02/24/28 0.00% 1D OBFR01 Monthly (2,190)
Moncler SpA ............... Barclays Bank plc (1,036,058) 02/12/26 (0.26)% 1D ESTR Monthly (7,802)
Power Corp. of Canada ....... Citibank NA (1,817,163) 02/24/28 (0.20)% 1D CORRA Monthly 20,401
MMG Ltd. ................. JPMorgan Chase Bank NA (1,647,912) 02/10/26 (0.19)% HONIA Monthly (290,154)
Mitsubishi HC Capital, Inc. ...... Citibank NA (1,474,555) 02/26/26 (0.25)% 1D P TONA Monthly (19,342)
Mitsubishi Chemical Group Corp. . Barclays Bank plc (1,459,657) 01/14/27 (0.15)% 1D P TONA Monthly (39,887)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (1,663,097) 02/10/26 (0.25)% 1D AONIA Monthly 181,248
Mid-America Apartment
Communities, Inc. ......... Citibank NA (1,501,600) 02/24/28 (0.15)% 1D OBFR01 Monthly 21,500
Mercari, Inc. ............... Merrill Lynch International & Co. (96,083) 03/15/28 (0.15)% 1D P TONA Monthly 1,662
Mercari, Inc. ............... Citibank NA (797,009) 02/26/26 (0.25)% 1D P TONA Monthly 21,274
MatsukiyoCocokara & Co. ...... Citibank NA (1,404,477) 02/26/26 (0.25)% 1D P TONA Monthly (12,832)
Mitsubishi Heavy Industries Ltd. .. Merrill Lynch International & Co. (870,532) 03/15/28 (0.15)% 1D P TONA Monthly (5,322)
Kadokawa Corp. ............ Barclays Bank plc (975,718) 01/14/27 (0.15)% 1D P TONA Monthly (28,525)
Procter & Gamble Co. (The) .... Barclays Bank plc (1,996,772) 01/23/26 (0.15)% 1D OBFR01 Monthly 21,204
Public Service Enterprise Group, Inc. Barclays Bank plc (1,150,803) 01/23/26 (0.15)% 1D OBFR01 Monthly (10,881)
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (901,249) 02/10/26 (0.25)% 1D AONIA Monthly 38,633
Toyota Industries Corp. ........ Barclays Bank plc (1,013,621) 01/14/27 (0.15)% 1D P TONA Monthly 9,143
Toronto-Dominion Bank (The) ... Citibank NA (1,328,372) 02/24/28 (0.20)% 1D CORRA Monthly (32,348)
Toray Industries, Inc. ......... Merrill Lynch International & Co. (327,983) 03/15/28 (0.15)% 1D P TONA Monthly (1,958)
Toray Industries, Inc. ......... Barclays Bank plc (1,356,751) 01/14/27 (0.20)% 1D P TONA Monthly (32,151)
Temenos AG (Registered) ...... Barclays Bank plc (1,066,011) 04/01/26 (0.26)% SSARON Monthly 38,769
TELUS Corp. .............. Citibank NA (1,410,857) 02/24/28 (0.20)% 1D CORRA Monthly 23,254

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Telstra Group Ltd. ........... JPMorgan Chase Bank NA USD (2,218,995) 02/10/26 (0.25)% 1D AONIA Monthly $ 1,946
Teledyne Technologies, Inc. ..... Citibank NA (2,111,300) 02/24/28 (0.15)% 1D OBFR01 Monthly (91,633)
Target Corp. ............... Barclays Bank plc (1,476,909) 01/23/26 (0.15)% 1D OBFR01 Monthly (32,436)
Taiwan Mobile Co. Ltd. ........ JPMorgan Chase Bank NA (8,640) 02/10/26 (0.15)% 1D OBFR01 Monthly 14
Sysco Corp. ............... Barclays Bank plc (1,123,468) 01/23/26 (0.15)% 1D OBFR01 Monthly 2,516
Synopsys, Inc. .............. Citibank NA (1,365,842) 02/24/28 (0.15)% 1D OBFR01 Monthly (120,930)
Svenska Handelsbanken AB .... Barclays Bank plc (1,529,332) 04/23/26 (0.26)% 1D STIBOR Monthly (47,690)
Super Micro Computer, Inc. ..... Citibank NA (883,224) 02/24/28 (0.15)% 1D OBFR01 Monthly (175,392)
Truist Financial Corp. ......... Barclays Bank plc (2,015,555) 01/23/26 (0.15)% 1D OBFR01 Monthly (95,254)
Sumitomo Metal Mining Co. Ltd. .. Merrill Lynch International & Co. (190,145) 03/15/28 (0.15)% 1D P TONA Monthly (9,479)
Tryg A/S .................. Merrill Lynch International & Co. (2,046,263) 02/15/28 (0.26)% 1W CIBOR Monthly 16,943
UBE Corp. ................ Barclays Bank plc (818,312) 01/14/27 (0.20)% 1D P TONA Monthly (24,555)
Yakult Honsha Co. Ltd. ........ Citibank NA (1,793,619) 02/26/26 (0.25)% 1D P TONA Monthly 62,865
Xylem, Inc. ................ Barclays Bank plc (2,007,840) 01/23/26 (0.15)% 1D OBFR01 Monthly (61,920)
Xero Ltd. ................. Citibank NA (8,305,417) 02/25/26 0.30% 1D AONIA Monthly 205,542
Wise plc .................. Citibank NA (1,099,624) 02/26/26 (0.25)% 1D SONIA Monthly 9,649
Wharf Real Estate Investment Co.
Ltd. ................... Merrill Lynch International & Co. (1,599,310) 02/15/28 (0.30)% HONIA Monthly (89,652)
Wharf Holdings Ltd. (The) ...... Merrill Lynch International & Co. (1,710,011) 02/15/28 (0.30)% HONIA Monthly (25,414)
Wesfarmers Ltd. ............ JPMorgan Chase Bank NA (3,408,203) 02/10/26 (0.25)% 1D AONIA Monthly 20,696
Wartsila OYJ Abp ............ Barclays Bank plc (1,795,147) 02/12/26 (0.26)% 1D ESTR Monthly (43,606)
Wacker Chemie AG .......... JPMorgan Chase Bank NA (811,941) 02/11/26 (0.75)% 1D ESTR Monthly 19,977
Vonovia SE ................ JPMorgan Chase Bank NA (11,025,570) 02/11/26 (0.26)% 1D ESTR Monthly (622,859)
Volkswagen AG (Preference) .... Barclays Bank plc (666,826) 02/12/26 (0.15)% 1D ESTR Monthly (20,311)
Vnet Group, Inc. ............ Merrill Lynch International & Co. (2,035,428) 02/15/28 (0.70)% 1D OBFR01 Monthly (437,187)
Vicinity Ltd. ................ JPMorgan Chase Bank NA (1,204,448) 02/10/26 (0.25)% 1D AONIA Monthly (311)
Vanguard Short-Term Corporate
Bond ETF ............... Merrill Lynch International & Co. (141,966,000) 02/15/28 (0.15)% 1D OBFR01 Monthly (1,134,000)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (150,194,241) 02/09/26 (0.33)% 1D OBFR01 Monthly (3,162,568)
Tyler Technologies, Inc. ........ Citibank NA (1,450,175) 02/24/28 (0.15)% 1D OBFR01 Monthly (31,925)
Sumitomo Metal Mining Co. Ltd. .. Barclays Bank plc (1,166,237) 01/14/27 (0.20)% 1D P TONA Monthly (75,870)
Sumitomo Heavy Industries Ltd. .. Citibank NA (42,003) 02/26/26 (0.25)% 1D P TONA Monthly (1,048)
Sumitomo Heavy Industries Ltd. .. Barclays Bank plc (2,283,287) 01/14/27 (0.20)% 1D P TONA Monthly (82,490)
Seagate Technology Holdings plc . Barclays Bank plc (811,788) 01/23/26 (0.15)% 1D OBFR01 Monthly (68,625)
SCSK Corp. ............... Merrill Lynch International & Co. (1,308,379) 03/15/28 (0.25)% 1D P TONA Monthly 6,863
Schindler Holding AG ......... Barclays Bank plc (2,136,044) 04/01/26 (0.26)% SSARON Monthly (60,940)
Sasol Ltd. ................. Merrill Lynch International & Co. (656,685) 02/15/28 (0.35)% 1M JIBAR Monthly 31,510
Sanrio Co. Ltd. ............. Merrill Lynch International & Co. (18,328,629) 03/15/28 (0.25)% 1D P TONA Monthly (530,065)
Sandvik AB ................ Barclays Bank plc (1,712,181) 04/23/26 (0.26)% 1D STIBOR Monthly (69,698)
Sandoz Group AG ........... Barclays Bank plc (3,024,525) 04/01/26 (0.26)% SSARON Monthly (28,023)
Rumo SA ................. Merrill Lynch International & Co. (1,218,926) 02/15/28 (0.57)% 1D OBFR01 Monthly 42,714
Riot Platforms, Inc. ........... Merrill Lynch International & Co. (3,265,801) 02/15/28 (0.15)% 1D OBFR01 Monthly (362,866)
Ricoh Co. Ltd. .............. Merrill Lynch International & Co. (38,105) 03/15/28 (0.15)% 1D P TONA Monthly (2,476)
Ricoh Co. Ltd. .............. Citibank NA (937,685) 02/26/26 (0.17)% 1D P TONA Monthly (56,074)
Restaurant Brands International, Inc. Citibank NA (1,070,814) 02/24/28 (0.20)% 1D CORRA Monthly 2,840
Republic Services, Inc. ........ Barclays Bank plc (1,504,080) 01/23/26 (0.15)% 1D OBFR01 Monthly 24,420
Rengo Co. Ltd. ............. Merrill Lynch International & Co. (1,759,599) 03/15/28 (0.25)% 1D P TONA Monthly (92,400)
Quanta Services, Inc. ......... Citibank NA (1,060,704) 02/24/28 (0.15)% 1D OBFR01 Monthly (35,728)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (725,397) 02/10/26 (1.20)% 1D OBFR01 Monthly 23,568
Securitas AB ............... Barclays Bank plc (1,727,610) 04/23/26 (0.26)% 1D STIBOR Monthly (9,180)
Seino Holdings Co. Ltd. ....... Merrill Lynch International & Co. (1,269,659) 03/15/28 (0.15)% 1D P TONA Monthly (2,446)
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (1,849,344) 02/09/26 (0.15)% 1D OBFR01 Monthly (55,542)
Steadfast Group Ltd. ......... JPMorgan Chase Bank NA (934,193) 02/10/26 (0.25)% 1D AONIA Monthly (5,275)
Starbucks Corp. ............. Barclays Bank plc (1,948,374) 01/23/26 (0.15)% 1D OBFR01 Monthly 14,981
Standard Chartered plc ........ Barclays Bank plc (1,679,063) 03/25/26 (0.25)% 1D SONIA Monthly (61,844)
SPDR S&P Retail ETF ........ JPMorgan Chase Bank NA (31,124,332) 02/09/26 (0.15)% 1D OBFR01 Monthly (259,509)
SPDR Bloomberg High Yield Bond
ETF ................... Merrill Lynch International & Co. (915,173) 02/15/28 (0.56)% 1D OBFR01 Monthly (12,880)
Solventum Corp. ............ Citibank NA (930,275) 02/24/28 (0.15)% 1D OBFR01 Monthly (32,893)
SoftBank Corp. ............. Merrill Lynch International & Co. (1,786,531) 03/15/28 (0.15)% 1D P TONA Monthly (18,462)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (1,687,236) 02/09/26 (0.15)% 1D OBFR01 Monthly (66,009)
Sofina SA ................. Barclays Bank plc (2,026,417) 02/12/26 (0.26)% 1D ESTR Monthly (156,525)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Smurfit WestRock plc ......... Barclays Bank plc USD (1,883,448) 01/23/26 (0.15)% 1D OBFR01 Monthly $ (32,412)
SLC Agricola SA ............ Merrill Lynch International & Co. (1,588,436) 02/15/28 (0.40)% 1D OBFR01 Monthly 71,746
Sino Land Co. Ltd. ........... Merrill Lynch International & Co. (797,856) 02/15/28 (0.15)% HONIA Monthly (5,255)
Singapore Telecommunications Ltd. JPMorgan Chase Bank NA (1,082,052) 02/10/26 (0.30)% 1D OBFR01 Monthly (1,161)
Siemens AG (Registered) ...... Citibank NA (1,747,449) 02/26/26 (0.26)% 1D ESTR Monthly (76,244)
SGH Ltd. ................. JPMorgan Chase Bank NA (3,202,357) 02/10/26 (0.25)% 1D AONIA Monthly 7,769
SG Holdings Co. Ltd. ......... Barclays Bank plc (1,430,768) 01/14/27 (0.20)% 1D P TONA Monthly 29,608
Societe Generale SA ......... Barclays Bank plc (698,007) 02/12/26 0.00% 1D ESTR Monthly (22,766)
Johnson Controls International plc Barclays Bank plc (1,808,625) 01/23/26 (0.15)% 1D OBFR01 Monthly (39,725)
JFE Holdings, Inc. ........... Merrill Lynch International & Co. (341,471) 03/15/28 (0.15)% 1D P TONA Monthly 1,797
JFE Holdings, Inc. ........... Barclays Bank plc (1,691,643) 01/14/27 (0.51)% 1D P TONA Monthly (38,134)
China Everbright Bank Co. Ltd. .. Merrill Lynch International & Co. (968,790) 02/15/28 (0.30)% HONIA Monthly (2,477)
China Everbright Bank Co. Ltd. .. JPMorgan Chase Bank NA (209,794) 02/10/26 (0.60)% HONIA Monthly (8,928)
Challenger Ltd. ............. JPMorgan Chase Bank NA (1,142,913) 02/10/26 (0.25)% 1D AONIA Monthly (27,878)
CH Robinson Worldwide, Inc. ... Barclays Bank plc (1,278,981) 01/23/26 (0.15)% 1D OBFR01 Monthly (25,939)
Central Japan Railway Co. ..... Barclays Bank plc (922,680) 01/14/27 (0.20)% 1D P TONA Monthly (27,390)
CapitaLand Investment Ltd. ..... Merrill Lynch International & Co. (1,991,878) 02/15/28 (0.30)% 1D OBFR01 Monthly (84,237)
Canadian Pacific Kansas City Ltd. Citibank NA (1,240,007) 02/24/28 (0.23)% 1D CORRA Monthly 16,602
Builders FirstSource, Inc. ...... Barclays Bank plc (774,345) 01/23/26 (0.15)% 1D OBFR01 Monthly 15,860
BT Group plc ............... Barclays Bank plc (1,239,408) 03/25/26 (0.25)% 1D SONIA Monthly (16,066)
Brown-Forman Corp. ......... Barclays Bank plc (1,175,712) 01/23/26 (0.15)% 1D OBFR01 Monthly (19,092)
Brookfield Asset Management Ltd. Citibank NA (3,105,698) 02/24/28 (0.20)% 1D CORRA Monthly (49,132)
Brandywine Realty Trust ....... Merrill Lynch International & Co. (56,375) 02/15/28 (0.15)% 1D OBFR01 Monthly 2,750
BKW AG ................. Citibank NA (2,580,203) 02/26/26 (0.26)% SSARON Monthly 14,982
Bilibili, Inc. ................ Merrill Lynch International & Co. (9,227,780) 02/15/28 (1.00)% 1D OBFR01 Monthly (223,756)
Berkshire Hathaway, Inc. ....... Citibank NA (2,194,965) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,000
China Life Insurance Co. Ltd. .... Merrill Lynch International & Co. (1,510,445) 02/15/28 (0.15)% HONIA Monthly (41,092)
Bendigo & Adelaide Bank Ltd. ... JPMorgan Chase Bank NA (2,095,722) 02/10/26 (0.25)% 1D AONIA Monthly 31,043
China Petroleum & Chemical Corp. Merrill Lynch International & Co. (13,563,525) 02/15/28 (0.15)% HONIA Monthly 200,442
China Ruyi Holdings Ltd. ....... Merrill Lynch International & Co. (1,116) 02/15/28 0.00% HONIA Monthly (173)
CVB Financial Corp. .......... JPMorgan Chase Bank NA (1,387,855) 02/09/26 (0.15)% 1D OBFR01 Monthly (45,634)
Credit Agricole SA ........... Barclays Bank plc (1,570,573) 02/12/26 (0.26)% 1D ESTR Monthly (58,292)
CoStar Group, Inc. ........... Citibank NA (1,840,920) 02/24/28 (0.15)% 1D OBFR01 Monthly (8,280)
Cosan SA ................. Merrill Lynch International & Co. (938,792) 02/15/28 (0.40)% 1D OBFR01 Monthly (732)
Corning, Inc. ............... Barclays Bank plc (1,041,180) 01/23/26 (0.15)% 1D OBFR01 Monthly (15,879)
ConvaTec Group plc .......... Barclays Bank plc (2,515,255) 03/25/26 (0.25)% 1D SONIA Monthly 10,684
Continental AG ............. Barclays Bank plc (820,049) 02/12/26 (0.26)% 1D ESTR Monthly (362)
Constellation Energy Corp. ..... Barclays Bank plc (914,109) 01/23/26 (0.15)% 1D OBFR01 Monthly (21,895)
Community Financial System, Inc. JPMorgan Chase Bank NA (1,645,596) 02/09/26 (0.15)% 1D OBFR01 Monthly 11,493
Commonwealth Bank of Australia . JPMorgan Chase Bank NA (1,498,049) 02/10/26 (0.25)% 1D AONIA Monthly (23,304)
Coinbase Global, Inc. ......... Citibank NA (768,975) 02/24/28 (0.15)% 1D OBFR01 Monthly (107,250)
Cigna Group (The) ........... Citibank NA (1,153,944) 02/24/28 0.00% 1D OBFR01 Monthly (3,086)
Church & Dwight Co., Inc. ...... Barclays Bank plc (1,522,115) 01/23/26 (0.15)% 1D OBFR01 Monthly 13,188
Chow Tai Fook Jewellery Group Ltd. Merrill Lynch International & Co. (9,170,544) 02/15/28 (0.75)% HONIA Monthly (447,382)
China Steel Corp. ........... JPMorgan Chase Bank NA (617,343) 02/10/26 (0.18)% 1D OBFR01 Monthly 3,346
China Railway Group Ltd. ...... Merrill Lynch International & Co. (919,114) 02/15/28 (0.15)% HONIA Monthly (4,554)
Beijer Ref AB .............. Barclays Bank plc (742,804) 04/23/26 (0.26)% 1D STIBOR Monthly (11,529)
BE Semiconductor Industries NV . Barclays Bank plc (1,540,568) 02/12/26 (0.26)% 1D ESTR Monthly (14,787)
Baxter International, Inc. ....... Citibank NA (1,361,546) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,166)
ANA Holdings, Inc. ........... Merrill Lynch International & Co. (10,486,760) 03/15/28 (1.00)% 1D P TONA Monthly (264,649)
AMETEK, Inc. .............. Barclays Bank plc (1,861,440) 01/23/26 (0.15)% 1D OBFR01 Monthly (38,640)
America Movil SAB de CV ...... Merrill Lynch International & Co. (722,898) 02/15/28 (0.50)% TIIEFONDEO Monthly (15,567)
Amadeus IT Group SA ........ Merrill Lynch International & Co. (1,572,402) 02/15/28 (0.26)% 1D ESTR Monthly 1,017
Alstom SA ................ Citibank NA (891,818) 02/26/26 (0.26)% 1D ESTR Monthly (67,495)
Alfa SAB de CV ............. JPMorgan Chase Bank NA (1,598,340) 02/10/26 (0.50)% TIIEFONDEO Monthly 129,933
Alexandria Real Estate Equities, Inc. Barclays Bank plc (1,968,840) 01/23/26 (0.15)% 1D OBFR01 Monthly 7,830
Akamai Technologies, Inc. ...... Barclays Bank plc (860,687) 01/23/26 (0.15)% 1D OBFR01 Monthly (721)
Airtel Africa plc ............. Barclays Bank plc (1,718,023) 03/25/26 (0.25)% 1D SONIA Monthly (83,835)
AGC, Inc. ................. Merrill Lynch International & Co. (1,398,380) 03/15/28 (0.25)% 1D P TONA Monthly (933)
AGC, Inc. ................. Citibank NA (303,829) 02/26/26 (0.21)% 1D P TONA Monthly 1,671
Aeon Co. Ltd. .............. Merrill Lynch International & Co. (2,177,634) 03/15/28 (0.63)% 1D P TONA Monthly 29,792
AddTech AB ............... Barclays Bank plc (1,005,108) 04/23/26 (0.26)% 1D STIBOR Monthly (24,457)
ABN AMRO Bank NV ......... Citibank NA (612,465) 02/26/26 (0.26)% 1D ESTR Monthly (10,110)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
ABN AMRO Bank NV ......... Barclays Bank plc USD (1,152,402) 02/12/26 (0.26)% 1D ESTR Monthly $ (19,022)
Anheuser-Busch InBev SA ..... Citibank NA (1,081,367) 02/26/26 (0.05)% 1D ESTR Monthly 56,241
Ansell Ltd. ................ JPMorgan Chase Bank NA (2,165,347) 02/10/26 (0.25)% 1D AONIA Monthly 53,977
Aozora Bank Ltd. ............ Barclays Bank plc (934,259) 01/14/27 (1.50)% 1D P TONA Monthly (18,817)
Aozora Bank Ltd. ............ JPMorgan Chase Bank NA (124,220) 02/10/26 (1.41)% 1D P TONA Monthly (1,856)
BASF SE ................. Citibank NA (1,036,164) 02/26/26 (0.26)% 1D ESTR Monthly (17,324)
BASF SE ................. Barclays Bank plc (2,062,600) 02/12/26 (0.26)% 1D ESTR Monthly (34,484)
Barry Callebaut AG (Registered) .. Barclays Bank plc (1,338,286) 04/01/26 (0.26)% SSARON Monthly 26,603
Barratt Redrow plc ........... Barclays Bank plc (2,377,200) 03/25/26 (0.25)% 1D SONIA Monthly 25,196
Bank of Queensland Ltd. ....... JPMorgan Chase Bank NA (1,616,441) 02/10/26 (0.25)% 1D AONIA Monthly 58,095
Bank of Montreal ............ Citibank NA (1,935,984) 02/24/28 (0.20)% 1D CORRA Monthly (80,952)
Baker Hughes Co. ........... Barclays Bank plc (1,053,529) 01/23/26 (0.15)% 1D OBFR01 Monthly (12,323)
CyberAgent, Inc. ............ Merrill Lynch International & Co. (770,350) 03/15/28 (0.15)% 1D P TONA Monthly (69,425)
Bachem Holding AG .......... Barclays Bank plc (1,285,902) 04/01/26 (0.26)% SSARON Monthly (19,743)
AutoZone, Inc. .............. Barclays Bank plc (1,112,862) 01/23/26 (0.15)% 1D OBFR01 Monthly (807)
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (944,321) 02/09/26 (0.15)% 1D OBFR01 Monthly 603
Aspen Pharmacare Holdings Ltd. . Merrill Lynch International & Co. (1,808,382) 02/15/28 (0.35)% 1M JIBAR Monthly (15,311)
Asics Corp. ................ Merrill Lynch International & Co. (628,261) 03/15/28 (0.15)% 1D P TONA Monthly (50,049)
Arthur J Gallagher & Co. ....... Citibank NA (1,102,008) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,600
Arkema SA ................ Barclays Bank plc (1,994,173) 02/12/26 (0.26)% 1D ESTR Monthly (110,370)
AppLovin Corp. ............. Barclays Bank plc (737,880) 01/23/26 (0.15)% 1D OBFR01 Monthly (32,296)
Axon Enterprise, Inc. ......... Barclays Bank plc (704,916) 01/23/26 (0.15)% 1D OBFR01 Monthly (40,230)
Dai Nippon Printing Co. Ltd. .... Merrill Lynch International & Co. (1,283,139) 03/15/28 (0.25)% 1D P TONA Monthly (40,543)
Daito Trust Construction Co. Ltd. . Merrill Lynch International & Co. (1,364,943) 03/15/28 (0.15)% 1D P TONA Monthly 14,354
Daiwa House Industry Co. Ltd. ... Merrill Lynch International & Co. (4,553,596) 03/15/28 (0.25)% 1D P TONA Monthly (85,383)
Informa plc ................ Barclays Bank plc (1,634,365) 03/25/26 (0.25)% 1D SONIA Monthly (34,065)
IMI plc ................... Barclays Bank plc (1,857,836) 03/25/26 (0.25)% 1D SONIA Monthly (64,344)
IHI Corp. ................. Merrill Lynch International & Co. (890,840) 03/15/28 (0.15)% 1D P TONA Monthly 14,713
Ibiden Co. Ltd. .............. Merrill Lynch International & Co. (795,005) 03/15/28 (0.15)% 1D P TONA Monthly (47,865)
Hubbell, Inc. ............... Citibank NA (1,263,008) 02/24/28 (0.15)% 1D OBFR01 Monthly (43,904)
Hua Nan Financial Holdings Co. Ltd. JPMorgan Chase Bank NA (778,279) 02/10/26 (0.35)% 1D OBFR01 Monthly (42,462)
Howden Joinery Group plc ..... Barclays Bank plc (1,716,021) 03/25/26 (0.25)% 1D SONIA Monthly (37,323)
Host Hotels & Resorts, Inc. ..... Citibank NA (2,141,566) 02/24/28 (0.15)% 1D OBFR01 Monthly 55,678
Honda Motor Co. Ltd. ......... Merrill Lynch International & Co. (985,496) 03/15/28 (0.15)% 1D P TONA Monthly 28,925
Hikari Tsushin, Inc. ........... Barclays Bank plc (1,106,051) 01/14/27 (0.15)% 1D P TONA Monthly (15,961)
Heiwa Corp. ............... Citibank NA (246,771) 02/26/26 (0.25)% 1D P TONA Monthly (2,538)
Heiwa Corp. ............... Barclays Bank plc (899,053) 01/14/27 (0.71)% 1D P TONA Monthly (9,249)
Heineken NV .............. Citibank NA (927,903) 02/26/26 (0.26)% 1D ESTR Monthly 11,853
Harmonic Drive Systems, Inc. ... Citibank NA (583,216) 02/26/26 (0.25)% 1D P TONA Monthly (40,555)
Hannover Rueck SE .......... Citibank NA (2,013,413) 02/26/26 (0.26)% 1D ESTR Monthly (3,313)
Infroneer Holdings, Inc. ........ Merrill Lynch International & Co. (1,128,115) 03/15/28 (0.15)% 1D P TONA Monthly (12,911)
Ingersoll Rand, Inc. .......... Barclays Bank plc (1,319,073) 01/23/26 (0.15)% 1D OBFR01 Monthly (20,125)
Innolux Corp. .............. JPMorgan Chase Bank NA (90,674) 02/10/26 (0.23)% 1D OBFR01 Monthly (233)
Intel Corp. ................ Barclays Bank plc (868,790) 01/23/26 (0.15)% 1D OBFR01 Monthly (49,610)
Japan Steel Works Ltd. (The) .... Barclays Bank plc (728,673) 01/14/27 (0.19)% 1D P TONA Monthly (32,227)
J M Smucker Co. (The) ........ Citibank NA (1,002,499) 02/24/28 (0.15)% 1D OBFR01 Monthly (8,961)
ITOCHU Corp. ............. Barclays Bank plc (928,964) 01/14/27 (0.15)% 1D P TONA Monthly (8,370)
Itausa SA (Preference) ........ Merrill Lynch International & Co. (1,785,292) 02/15/28 (0.40)% 1D OBFR01 Monthly (40,481)
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (24,629,300) 02/15/28 (0.50)% 1D OBFR01 Monthly (374,900)
iShares Preferred & Income
Securities ETF ........... JPMorgan Chase Bank NA (15,175,000) 02/09/26 (0.71)% 1D OBFR01 Monthly (165,000)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... Merrill Lynch International & Co. (36,883,989) 02/15/28 (0.50)% 1D OBFR01 Monthly (689,004)
Hankyu Hanshin Holdings, Inc. ... Citibank NA (1,447,917) 02/26/26 (0.25)% 1D P TONA Monthly (972)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (46,427,520) 02/09/26 (0.48)% 1D OBFR01 Monthly (1,026,047)
Invincible Investment Corp. ..... Merrill Lynch International & Co. (178,327) 03/15/28 (0.15)% 1D P TONA Monthly 6,075
Invincible Investment Corp. ..... Barclays Bank plc (811,075) 01/14/27 (1.06)% 1D P TONA Monthly 35,942
Investment AB Latour ......... Barclays Bank plc (825,930) 04/23/26 (0.26)% 1D STIBOR Monthly (25,990)
Invesco Preferred ETF ........ JPMorgan Chase Bank NA (11,020,000) 02/09/26 (0.83)% 1D OBFR01 Monthly (110,000)
International Paper Co. ........ Barclays Bank plc (2,493,469) 01/23/26 (0.15)% 1D OBFR01 Monthly (40,034)
International Paper Co. ........ Barclays Bank plc (1,052,496) 03/25/26 (0.75)% 1D SONIA Monthly (18,484)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Intercontinental Exchange, Inc. .. Barclays Bank plc USD (2,246,625) 01/23/26 (0.15)% 1D OBFR01 Monthly $ (46,750)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (43,132,066) 02/24/28 (0.70)% 1D OBFR01 Monthly (377,641)
Zensho Holdings Co. Ltd. ...... Citibank NA (894,930) 02/26/26 (0.25)% 1D P TONA Monthly (49,281)
Hang Lung Properties Ltd. ...... Merrill Lynch International & Co. (1,347,678) 02/15/28 (0.30)% HONIA Monthly (107,296)
Great-West Lifeco, Inc. ........ Merrill Lynch International & Co. (1,012,329) 02/15/28 0.00% CABROVER Monthly 679
Endesa SA ................ Merrill Lynch International & Co. (2,033,556) 02/15/28 (0.26)% 1D ESTR Monthly (3,151)
Elevance Health, Inc. ......... Barclays Bank plc (1,452,438) 01/23/26 (0.15)% 1D OBFR01 Monthly (64,506)
Ecolab, Inc. ............... Citibank NA (2,632,905) 02/24/28 (0.15)% 1D OBFR01 Monthly (34,551)
DWS Group GmbH & Co. KGaA .. Barclays Bank plc (1,469,569) 02/12/26 (0.26)% 1D ESTR Monthly (107,705)
Dover Corp. ............... Barclays Bank plc (2,929,245) 01/23/26 (0.15)% 1D OBFR01 Monthly (94,050)
Dollarama, Inc. ............. Citibank NA (1,014,290) 02/24/28 (0.20)% 1D CORRA Monthly (187)
Dollar Tree, Inc. ............. Citibank NA (1,175,967) 02/24/28 (0.15)% 1D OBFR01 Monthly 17,199
DMG Mori Co. Ltd. ........... Merrill Lynch International & Co. (1,073,767) 03/15/28 (0.15)% 1D P TONA Monthly (69,844)
Disco Corp. ................ Barclays Bank plc (855,598) 01/14/27 (0.20)% 1D P TONA Monthly (122,005)
DiaSorin SpA .............. Citibank NA (1,638,599) 02/26/26 (0.26)% 1D ESTR Monthly 54,554
Deutsche Post AG ........... Barclays Bank plc (1,288,140) 02/12/26 (0.26)% 1D ESTR Monthly 14,344
Denka Co. Ltd. ............. Citibank NA (1,941,580) 02/26/26 (0.25)% 1D P TONA Monthly (101,807)
Demant A/S ............... Merrill Lynch International & Co. (859,729) 02/15/28 (0.26)% 1W CIBOR Monthly 36,632
Davide Campari-Milano NV ..... JPMorgan Chase Bank NA (1,204,188) 02/11/26 (0.30)% 1D ESTR Monthly 16,391
Danone SA ................ Citibank NA (3,127,312) 02/26/26 (0.26)% 1D ESTR Monthly 91,666
Energisa SA ............... Merrill Lynch International & Co. (1,164,480) 02/15/28 (0.40)% 1D OBFR01 Monthly (46,239)
Engie Brasil Energia SA ....... Merrill Lynch International & Co. (906,689) 02/15/28 (15.00)% 1D OBFR01 Monthly (121,711)
Eurofins Scientific SE ......... Barclays Bank plc (1,677,767) 02/12/26 (0.26)% 1D ESTR Monthly (25,474)
Evolution Mining Ltd. ......... JPMorgan Chase Bank NA (1,301,718) 02/10/26 (0.25)% 1D AONIA Monthly 62,099
Grab Holdings Ltd. ........... JPMorgan Chase Bank NA (12,752,021) 02/09/26 (0.15)% 1D OBFR01 Monthly (909,459)
GoDaddy, Inc. .............. Barclays Bank plc (1,116,360) 01/23/26 (0.15)% 1D OBFR01 Monthly (18,018)
Georg Fischer AG (Registered) .. Barclays Bank plc (1,701,908) 04/01/26 (0.26)% SSARON Monthly (74,123)
Genting Singapore Ltd. ........ Merrill Lynch International & Co. (2,004,042) 02/15/28 (0.30)% 1D OBFR01 Monthly (42,337)
GDS Holdings Ltd. ........... JPMorgan Chase Bank NA (1,995,744) 02/10/26 (5.00)% HONIA Monthly (298,507)
Fujitsu Ltd. ................ Merrill Lynch International & Co. (2,505,438) 03/15/28 (0.15)% 1D P TONA Monthly (24,816)
Fresenius SE & Co. KGaA ...... Citibank NA (1,712,628) 02/26/26 0.00% 1D ESTR Monthly (38,605)
GS Yuasa Corp. ............ Barclays Bank plc (977,751) 01/14/27 (0.20)% 1D P TONA Monthly (37,336)
Formosa Plastics Corp. ........ JPMorgan Chase Bank NA (943,285) 02/10/26 (0.17)% 1D OBFR01 Monthly (10,848)
Food & Life Cos. Ltd. ......... Merrill Lynch International & Co. (1,499,308) 03/15/28 (0.15)% 1D P TONA Monthly (95,669)
FinVolution Group ........... Merrill Lynch International & Co. (4,540,055) 02/15/28 (0.15)% 1D OBFR01 Monthly 14,322
FedEx Corp. ............... Citibank NA (1,775,066) 02/24/28 0.00% 1D OBFR01 Monthly 2,048
Fastenal Co. ............... Citibank NA (1,309,210) 02/24/28 (0.15)% 1D OBFR01 Monthly (22,190)
Far EasTone Telecommunications
Co. Ltd. ................ JPMorgan Chase Bank NA (3,095) 02/10/26 (0.35)% 1D OBFR01 Monthly 30
Exxon Mobil Corp. ........... Barclays Bank plc (2,033,668) 01/23/26 (0.15)% 1D OBFR01 Monthly 71,708
Expand Energy Corp. ......... Citibank NA (3,109,120) 02/24/28 (0.15)% 1D OBFR01 Monthly 115,456
Formosa Plastics Corp. ........ Barclays Bank plc (203,483) 01/14/27 (3.50)% 1D OBFR01 Monthly (4,148)
Zscaler, Inc. ............... Merrill Lynch International & Co. (9,670,961) 02/15/28 0.00% 1D OBFR01 Monthly (23,506)
Total short positions of equity swaps (18,414,434)
Total long and short position of equity swaps (15,222,896)
Net dividends and financing fees (1,604,803)
Total equity swap contracts including dividends and financing fees $ (16,827,699)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .52
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .14
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day SONIA ......................................... Sterling Overnight Index Average 4 .22
1-day SORA ......................................... Singapore Overnight Rate Average 1 .56
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .95
3-mo. BBR .......................................... Australian Bank Bill Rate 3 .60
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .56
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 1 .94
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 1 .68
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .29
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .13
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .78
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .48
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .94
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 28,212,503 $ (75,106,142) $ 509,011,195 $ (308,565,188) $ —
OTC Swaps ..................................................... 59,819,643 (46,921,913) 39,742,185 (93,043,266) —
Options Written ................................................... N/A N/A 37,921,848 (23,154,921) (97,776,675)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,294,794 $ — $ 44,091,145 $ — $ 45,385,939
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 76,322,066 — — 76,322,066
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 4,047,870 762,940 23,550,784 61,747,888 136,844,966 —
(d)
226,954,448
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 17,699,593 — — 487,024,907 4,286,695 509,011,195
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 76,748,118 14,659,833 — 8,153,877 — 99,561,828
$ 4,047,870 $ 95,210,651 $ 39,505,411 $ 138,069,954 $ 676,114,895 $ 4,286,695 $ 957,235,476
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 387,033 $ — $ 11,834,618 $ — $ 108,856,161 $ — $ 121,077,812
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 340,272,757 — — 340,272,757
Options written
(b)
Options written at value ..................... 1,800,900 946,433 13,600,907 25,607,781 55,820,654 — 97,776,675
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 16,017,924 — — 289,591,024 2,956,240 308,565,188
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 66,349,312 36,102,220 — 37,513,647 — 139,965,179
$ 2,187,933 $ 83,313,669 $ 61,537,745 $ 365,880,538 $ 491,781,486 $ 2,956,240 $ 1,007,657,611
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ 3,192,167 $ — $ 82,019,784 $ — $ 134,104,027 $ — $ 219,315,978
Forward foreign currency exchange contracts .... — — — (1,032,130,388) — — (1,032,130,388)
Options purchased
(a)
..................... (1,903,707) (249,764) (37,084,966) (49,055,243) (17,202,173) — (105,495,853)
Options written ........................ 87,257 1,732,151 18,108,067 55,075,485 29,667,117 — 104,670,077
Swaps .............................. — (4,409,544) (23,646,945) — (52,352,906) (417,081) (80,826,476)
$ 1,375,717 $ (2,927,157) $ 39,395,940 $ (1,026,110,146) $ 94,216,065 $ (417,081) $ (894,466,662)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ (438,481) $ — $ (13,659,836) $ — $ (187,369,201) $ — $ (201,467,518)
Forward foreign currency exchange contracts .... — — — (464,304,773) — — (464,304,773)
Options purchased
(b)
..................... 1,652,049 (941,307) 11,484,095 (4,329,801) (8,398,020) 45,359 (487,625)
Options written ........................ (381,944) 241,827 (1,235,894) (6,047,085) 67,256,457 — 59,833,361
Swaps .............................. — 2,515,103 (30,295,159) — 300,606,558 534,462 273,360,964
$ 831,624 $ 1,815,623 $ (33,706,794) $ (474,681,659) $ 172,095,794 $ 579,821 $ (333,065,591)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,881,202,975
Average notional value of contracts — short ................................................................................. 12,226,534,392
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 19,551,363,583
Average amounts sold — in USD ........................................................................................ 5,113,487,649
Options
Average value of option contracts purchased ................................................................................ 90,504,439
Average value of option contracts written ................................................................................... 53,275,512
Average notional value of swaption contracts purchased ......................................................................... 11,908,471,274
Average notional value of swaption contracts written ........................................................................... 28,298,304,646
Structured options:
Average notional value ............................................................................................... 2,131,246
Credit default swaps
Average notional value — buy protection ................................................................................... 4,056,606,446
Average notional value — sell protection ................................................................................... 1,547,948,995
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 25,007,898,605
Average notional value — receives fixed rate ................................................................................ 46,140,444,545
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 1,005,206,286
Average notional value — receives fixed rate ................................................................................ 713,002,912
Equity swaps:
Average notional value — long .......................................................................................... 429,905,312
Average notional value — short ......................................................................................... 1,000,793,042
Total return swaps
Average notional value ............................................................................................... 42,394,635
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (4,357,515)
Futures contracts .................................................................................... $ 9,220,495 $ 22,334,906
Forward f oreign currency exchange contracts ................................................................. 76,322,066 340,272,757
Options
(a) (b)
........................................................................................ 226,954,448 97,776,675
Swaps — centrally cleared .............................................................................. 9,876,795 —
Swaps — OTC
(c)
..................................................................................... 99,561,828 138,360,376
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 421,935,632 $ 598,744,714
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(46,733,243) (37,872,534)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 375,202,389 $ 560,872,180
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 32,643,231 $ (32,643,231) $ — $ — $ —
Bank of Montreal ................................ 380 (380) — — —
Barclays Bank plc ................................ 23,862,314 (23,862,314) — — —
BNP Paribas SA ................................. 47,858,152 (46,476,141) — (1,382,011) —
Canadian Imperial Bank of Commerce .................. 2,812,728 — — — 2,812,728
Citibank NA .................................... 21,418,074 (21,418,074) — — —
Citigroup Global Markets, Inc. ........................ 830,741 (269,249) — (561,492) —
Credit Agricole Corporate & Investment Bank SA ........... 2,068,380 (1,836,956) — — 231,424
Deutsche Bank AG ............................... 35,923,703 (31,699,243) — (4,224,460) —
Goldman Sachs International ........................ 41,018,818 (36,515,160) — (4,503,658) —
HSBC Bank plc .................................. 9,464,772 (9,464,772) — — —
JPMorgan Chase Bank NA .......................... 52,097,297 (51,401,327) (695,970) — —
JPMorgan Securities LLC ........................... 36,474 (36,474) — — —
Merrill Lynch International & Co. ...................... 4,571,826 (4,571,826) — — —
Morgan Stanley & Co. International plc .................. 55,943,687 (43,069,970) — (12,873,717) —
Natwest Markets plc .............................. 963,995 (963,995) — — —
Nomura International plc ........................... 1,889,118 (243,057) — (1,240,000) 406,061
Royal Bank of Canada ............................. 1,869,011 (1,869,011) — — —
Societe Generale SA .............................. 763,739 (763,739) — — —
Standard Chartered Bank ........................... 508,050 (508,050) — — —
State Street Bank and Trust Co. ...................... 2,634,516 (2,634,516) — — —
Toronto Dominion Bank ............................ 197,336 (197,336) — — —
UBS AG ...................................... 35,260,946 (17,554,059) — (17,706,887) —
Wells Fargo Bank NA .............................. 207 (207) — — —
Westpac Banking Corp. ............................ 564,894 (65) — — 564,829
$ 375,202,389 $ (327,999,152) $ (695,970) $ (42,492,225) $ 4,015,042
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 38,726,105 $ (32,643,231) $ (5,824,624) $ — $ 258,250
Bank of Montreal ................................ 1,064 (380) — — 684
Barclays Bank plc ................................ 67,590,604 (23,862,314) — — 43,728,290
BNP Paribas SA ................................. 46,476,141 (46,476,141) — — —
Citibank NA .................................... 23,912,540 (21,418,074) (2,494,466) — —
Citigroup Global Markets, Inc. ........................ 269,249 (269,249) — — —
Commonwealth Bank of Australia ..................... 314 — — — 314
Credit Agricole Corporate & Investment Bank SA ........... 1,836,956 (1,836,956) — — —
Deutsche Bank AG ............................... 31,699,243 (31,699,243) — — —
Goldman Sachs International ........................ 36,515,160 (36,515,160) — — —
HSBC Bank plc .................................. 9,896,620 (9,464,772) — — 431,848
JPMorgan Chase Bank NA .......................... 51,401,328 (51,401,328) — — —
JPMorgan Securities LLC ........................... 604,873 (36,474) (512,702) — 55,697
Merrill Lynch International & Co. ...................... 9,981,082 (4,571,826) — (5,409,256) —
Morgan Stanley & Co. International plc .................. 43,069,970 (43,069,970) — — —
Natwest Markets plc .............................. 5,392,333 (963,995) — — 4,428,338
Nomura International plc ........................... 243,057 (243,057) — — —
Royal Bank of Canada ............................. 3,861,364 (1,869,011) — — 1,992,353
Societe Generale SA .............................. 5,952,427 (763,739) — — 5,188,688
Standard Chartered Bank ........................... 73,336,665 (508,050) — — 72,828,615
State Street Bank and Trust Co. ...................... 58,836,271 (2,634,516) — — 56,201,755
Toronto Dominion Bank ............................ 32,784,385 (197,336) — — 32,587,049
UBS AG ...................................... 17,554,059 (17,554,059) — — —
Wells Fargo Bank NA .............................. 930,305 (207) — — 930,098
Westpac Banking Corp. ............................ 65 (65) — — —
$ 560,872,180 $ (327,999,153) $ (8,831,792) $ (5,409,256) $ 218,631,979

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 49,224,069 $ — $ 49,224,069
Bermuda ............................................. — 40,463,163 — 40,463,163
Canada ............................................. — 10,063,416 — 10,063,416
Cayman Islands ........................................ — 2,223,825,934 30,042,501 2,253,868,435
France .............................................. — 36,455,433 — 36,455,433
Germany ............................................ — 3,503,761 — 3,503,761
Ireland .............................................. — 341,718,192 — 341,718,192
Italy ................................................ — 121,362,519 — 121,362,519
Jersey, Channel Islands ................................... — 172,064,544 — 172,064,544
Luxembourg .......................................... — 82,816,182 — 82,816,182
Netherlands ........................................... — 22,501,501 — 22,501,501
Portugal ............................................. — 15,161,676 — 15,161,676
Singapore ............................................ — — 7,348,164 7,348,164
Spain ............................................... — 53,012,419 — 53,012,419
Switzerland ........................................... — 452,620 — 452,620
United Kingdom ........................................ — 278,866,442 33,629,925 312,496,367
United States .......................................... — 2,488,760,892 93,304,371 2,582,065,263
Common Stocks
Australia ............................................. 5,702,596 2,379,713 — 8,082,309
Austria .............................................. — 481,373 — 481,373
Belgium ............................................. — 5,009,072 — 5,009,072
Brazil ............................................... 1,758,973 — — 1,758,973
Cambodia ............................................ — 606,682 — 606,682
Canada ............................................. 21,261,864 — — 21,261,864
Chile ............................................... — — 2,319,492 2,319,492
China ............................................... 10,972,588 8,903,068 — 19,875,656
Colombia ............................................ 745,368 — — 745,368
Czech Republic ........................................ — 1,559,490 — 1,559,490
France .............................................. — 10,622,809 — 10,622,809
Georgia ............................................. — 1,120,230 — 1,120,230
Germany ............................................ 9,574,980 30,228,028 68 39,803,076
Greece .............................................. 1,589,054 2,070,853 — 3,659,907
Hungary ............................................. — 1,872,363 — 1,872,363
India ............................................... 3,703,760 4,637,651 — 8,341,411
Indonesia ............................................ — 3,193,363 — 3,193,363
Israel ............................................... — 10,489 17,554 28,043
Italy ................................................ — 14,406,271 — 14,406,271
Japan ............................................... — 18,542,221 — 18,542,221
Kazakhstan ........................................... 2,298,711 — — 2,298,711
Malaysia ............................................. — 1,688,208 — 1,688,208
Netherlands ........................................... — 828,136 — 828,136
New Zealand .......................................... — 1,020,590 — 1,020,590
Nigeria .............................................. — 806,240 — 806,240
Philippines ........................................... — 2,677,838 — 2,677,838
Poland .............................................. — 3,606,500 — 3,606,500
Republic of Turkiye ...................................... 1,553,284 3,131,507 — 4,684,791
Romania ............................................. — 844,322 — 844,322

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Singapore ............................................ $ 934,369 $ — $ — $ 934,369
South Korea .......................................... — 3,014,624 — 3,014,624
Spain ............................................... — 10,519,079 — 10,519,079
Switzerland ........................................... — 786,781 — 786,781
Taiwan .............................................. — 893,799 — 893,799
Thailand ............................................. — 1,959,821 — 1,959,821
United Kingdom ........................................ 13,991,994 4,316,045 56 18,308,095
United States .......................................... 618,102,978 49,656,586 152,437,751 820,197,315
Corporate Bonds
Angola .............................................. — 7,889,850 — 7,889,850
Argentina ............................................ — 21,405,579 — 21,405,579
Australia ............................................. — 207,514,518 52,819,560 260,334,078
Austria .............................................. — 17,849,221 — 17,849,221
Belgium ............................................. — 34,021,222 — 34,021,222
Bermuda ............................................. — 12,309,137 — 12,309,137
Brazil ............................................... — 100,687,491 — 100,687,491
Cameroon ............................................ — 3,765,850 — 3,765,850
Canada ............................................. — 367,618,826 — 367,618,826
Chile ............................................... — 87,487,589 — 87,487,589
China ............................................... — 297,798,635 — 297,798,635
Colombia ............................................ — 40,510,181 — 40,510,181
Costa Rica ........................................... — 1,159,894 — 1,159,894
Cyprus .............................................. — 2,130,865 — 2,130,865
Czech Republic ........................................ — 71,167,946 — 71,167,946
Denmark ............................................. — 104,950,278 — 104,950,278
Dominican Republic ..................................... — 1,150,233 — 1,150,233
Finland .............................................. — 32,189,155 — 32,189,155
France .............................................. — 938,103,847 17,714,640 955,818,487
Germany ............................................ — 1,057,855,862 26,742,602 1,084,598,464
Greece .............................................. — 54,549,809 — 54,549,809
Hong Kong ........................................... — 173,250,875 — 173,250,875
India ............................................... — 403,207,858 — 403,207,858
Indonesia ............................................ — 127,354,581 — 127,354,581
Ireland .............................................. — 61,750,185 — 61,750,185
Israel ............................................... — 28,856,215 — 28,856,215
Italy ................................................ — 756,343,078 36,358,741 792,701,819
Jamaica ............................................. — 8,540,649 150,620 8,691,269
Japan ............................................... — 221,282,184 — 221,282,184
Jersey, Channel Islands ................................... — 84,849,631 — 84,849,631
Kazakhstan ........................................... — 723,823 — 723,823
Kuwait .............................................. — 5,757,394 — 5,757,394
Luxembourg .......................................... — 200,771,740 — 200,771,740
Macau .............................................. — 118,179,597 — 118,179,597
Mauritius ............................................. — — 60,161,640 60,161,640
Mexico .............................................. — 123,202,734 — 123,202,734
Netherlands ........................................... — 248,743,730 — 248,743,730
Nigeria .............................................. — 11,236,063 — 11,236,063
Norway .............................................. — 13,428,315 — 13,428,315
Oman ............................................... — 4,073,760 — 4,073,760
Panama ............................................. — 372,431 — 372,431
Peru ................................................ — 6,021,525 — 6,021,525
Philippines ........................................... — 96,085,654 — 96,085,654
Poland .............................................. — 2,033,566 — 2,033,566
Portugal ............................................. — 142,218,566 — 142,218,566
Qatar ............................................... — 8,381,194 — 8,381,194
Republic of Turkiye ...................................... — 6,359,243 — 6,359,243
Saudi Arabia .......................................... — 36,258,677 — 36,258,677
Singapore ............................................ — 100,744,269 7,429,919 108,174,188
Slovenia ............................................. — 10,567,007 — 10,567,007
South Africa ........................................... — 22,965,488 — 22,965,488
South Korea .......................................... — 56,764,175 — 56,764,175
Spain ............................................... — 484,956,643 25,296,828 510,253,471
Sweden ............................................. — 109,400,849 — 109,400,849
Switzerland ........................................... — 267,618,251 — 267,618,251
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Thailand ............................................. $ — $ 38,786,523 $ — $ 38,786,523
Ukraine ............................................. — 42,452,911 — 42,452,911
United Arab Emirates .................................... — 60,794,015 — 60,794,015
United Kingdom ........................................ — 1,417,350,864 5,252,771 1,422,603,635
United States .......................................... — 4,013,248,588 511,535,216 4,524,783,804
Uzbekistan ........................................... — 13,543,713 — 13,543,713
Vietnam ............................................. — 12,335,292 — 12,335,292
Zambia .............................................. — 7,733,326 — 7,733,326
Fixed Rate Loan Interests
Australia ............................................. — 16,289,213 — 16,289,213
France .............................................. — 9,375,746 — 9,375,746
India ............................................... — — 17,230,721 17,230,721
Jersey, Channel Islands ................................... — — 1,105 1,105
United States .......................................... — 4,118,911 74,549,139 78,668,050
Floating Rate Loan Interests
Australia ............................................. — 981,280 24,750,000 25,731,280
Austria .............................................. — 3,535,334 — 3,535,334
Belgium ............................................. — 9,436,307 — 9,436,307
Canada ............................................. — 21,796,476 — 21,796,476
Cayman Islands ........................................ — 1,957,191 16,149,272 18,106,463
Finland .............................................. — 12,940,548 — 12,940,548
France .............................................. — 101,534,414 — 101,534,414
Germany ............................................ — 90,276,295 17,254,647 107,530,942
Ireland .............................................. — 17,756,658 14,642,102 32,398,760
Jersey, Channel Islands ................................... — — 21,663,480 21,663,480
Luxembourg .......................................... — 116,638,138 32,271,660 148,909,798
Netherlands ........................................... — 85,545,098 — 85,545,098
New Zealand .......................................... — 14,141,727 — 14,141,727
Norway .............................................. — 5,338,835 — 5,338,835
Spain ............................................... — 25,691,848 78,003,795 103,695,643
Sweden ............................................. — 12,458,645 — 12,458,645
United Kingdom ........................................ — 176,741,139 109,856,513 286,597,652
United States .......................................... — 697,348,596 567,413,662 1,264,762,258
Foreign Agency Obligations ................................. — 532,734,037 — 532,734,037
Foreign Government Obligations .............................. — 7,452,971,058 — 7,452,971,058
Grantor Trust ........................................... 128,323,521 — — 128,323,521
Investment Companies .................................... 543,204,854 — — 543,204,854
Municipal Bonds ......................................... — 674,905,502 — 674,905,502
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 21,418,408 — 21,418,408
Bermuda ............................................. — 19,984,675 — 19,984,675
Cayman Islands ........................................ — 7,422,863 — 7,422,863
Ireland .............................................. — 150,470,021 — 150,470,021
Italy ................................................ — 31,400,239 — 31,400,239
Netherlands ........................................... — 23,566,234 — 23,566,234
United Kingdom ........................................ — 621,346,562 — 621,346,562
United States .......................................... — 4,215,338,920 106,954,724 4,322,293,644
Preferred Securities
Brazil ............................................... — — 11,459,188 11,459,188
China ............................................... — — 68,775,728 68,775,728
Germany ............................................ — 2,383,538 — 2,383,538
Spain ............................................... — 5,484,904 — 5,484,904
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 6,217,011 6,217,011
United States .......................................... 16,755,000 39,978,760 501,646,503 558,380,263
U.S. Government Sponsored Agency Securities .................... 20,610,000 15,972,011,444 — 15,992,621,444
U.S. Treasury Obligations ................................... — 1,404,345,818 — 1,404,345,818
Warrants .............................................. 298,523 56,663 46,476,568 46,831,754
Short-Term Securities
Borrowed Bond Agreements ................................. — 277,000,315 — 277,000,315
Foreign Government Obligations .............................. — 82,294,391 — 82,294,391
Money Market Funds ...................................... 713,805,941 — — 713,805,941
Options Purchased
Commodity contracts ...................................... — 4,047,870 — 4,047,870
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Credit contracts .......................................... $ — $ 762,940 $ — $ 762,940
Equity contracts .......................................... 23,120,223 430,561 — 23,550,784
Foreign currency exchange contracts ........................... — 61,747,888 — 61,747,888
Interest rate contracts ...................................... 467,860 136,377,106 — 136,844,966
Other contracts .......................................... — — — —
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,261 470,832 473,093
Unfunded commitments
(b)
..................................... — — 3,282,032 3,282,032
Liabilities
Investments
Borrowed Bonds ......................................... — (275,833,780) — (275,833,780)
TBA Sale Commitments .................................... — (4,800,815,820) — (4,800,815,820)
Unfunded Floating Rate Loan Interests
(a)
........................... — (257) (90,621) (90,878)
$ 2,138,776,441 $ 47,228,043,205 $ 2,781,540,481 $ 52,148,360,127
Investments valued at NAV
(c)
...................................... 32,564,469
$ 52,180,924,596
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 34,628,068 $ — $ 34,628,068
Equity contracts ........................................... 1,198,659 14,755,968 — 15,954,627
Foreign currency exchange contracts ............................ — 76,322,066 — 76,322,066
Interest rate contracts ....................................... 44,091,145 495,178,784 — 539,269,929
Other contracts ........................................... — 4,286,695 — 4,286,695
Liabilities
Commodity contracts ....................................... (387,033) (1,800,900) — (2,187,933)
Credit contracts ........................................... — (36,391,756) — (36,391,756)
Equity contracts ........................................... (25,430,315) (36,107,430) — (61,537,745)
Foreign currency exchange contracts ............................ — (365,880,538) — (365,880,538)
Interest rate contracts ....................................... (108,997,192) (382,784,294) — (491,781,486)
Other contracts ........................................... — (2,956,240) — (2,956,240)
$ (89,524,736) $ (200,749,577) $ — $ (290,274,313)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 107,769,299 $ 141,894,095 $ 774,748,306 $ 145,481,364 $ 711,524,447
Transfers into Level 3 ......................................................... — — — — 49,783,224
Transfers out of Level 3 ........................................................ (11,793,600) — (17,265,899) — (53,653,571)
Other
(a)
................................................................... 15,284,033 (1,076,126) (15,284,033) — —
Accrued discounts/premiums ..................................................... (6,120) — 1,828,680 3,921 2,580,349
Net realized gain (loss) ........................................................ 265,126 (42,575) (13,364,050) (166,916) (33,235,202)
Net change in unrealized appreciation (depreciation)
(b) (c)
................................... 3,523,221 (10,766,652) 18,991,132 5,021,315 54,415,133
Purchases ................................................................. 55,330,364 47,110,879 283,960,723 11,902,431 486,661,234
Sales .................................................................... (6,047,362) (22,344,700) (290,152,322) (70,461,150) (336,070,483)
Closing balance, as of June 30, 2025 ...............................................
$ 164,324,961 $ 154,774,921 $ 743,462,537 $ 91,780,965 $ 882,005,131
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025
(c)
.........
$ 3,970,205 $ (10,766,652) $ 10,505,276 $ 4,896,849 $ 21,270,339
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio

Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ............................... $ 102,377,485 $ 534,633,110 $ 3,696,632 $ 121,784 $ 35,428,726 $ 2,557,675,248
Transfers into Level 3 ............................................. — — — — 6,192,944 55,976,168
Transfers out of Level 3 ............................................ — — — — — (82,713,070)
Other
(a)
....................................................... — 1,076,126 — — — —
Accrued discounts/premiums ......................................... 658,067 — — — — 5,064,897
Net realized gain (loss) ............................................ (332,269) (19,185,839) — — 694,786 (65,366,939)
Net change in unrealized appreciation (depreciation)
(b) (c)
....................... 1,221,672 73,239,914 (414,600) 258,427 5,542,680 151,032,242
Purchases ..................................................... 5,930,494 69,514,505 — — — 960,410,630
Sales ........................................................ (2,900,725) (71,179,385) — — (1,382,568) (800,538,695)
Closing balance, as of June 30, 2025 ...................................
$ 106,954,724 $ 588,098,431 $ 3,282,032 $ 380,211 $ 46,476,568 $ 2,781,540,481
Net change in unrealized appreciation (depreciation) on investments still held at June 30,
2025
(c)
.....................................................
$ 1,218,130 $ 54,123,225 $ (414,600) $ 258,427 $ 6,551,291 $ 91,612,490
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Common Stocks, Corporate Bonds and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $405,943,719.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $285,159 as of June 30, 2025.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 113,605,663 Income Discount Rate 7% – 10% 8%
Market Revenue Multiple 7.78x —
Common Stocks ............................. 89,220,053 Market Revenue Multiple 1.40x – 8.50x 3.79x
Volatility 56% – 80% 74%
Time to Exit 0.3 – 5.7 years 5.3 years
EBITDA Multiple 24.87x —
Discount for lack of
Marketability
10% —
Income Discount Rate 10% – 15% 15%
Corporate Bonds ............................. 685,333,089 Income Discount Rate 5% – 30% 11%
Market Revenue Multiple 3.75x —
Time to Exit 1.0 year —
Volatility 60% 60%
Fixed Rate Loan Interests ........................ 62,637,929 Income Discount Rate 7% – 8% 7%
Floating Rate Loan Interests ...................... 800,983,255 Income Discount Rate 3% – 17% 9%
Market EBITDA Multiple 12.25x —
Non-Agency Mortgage-Backed Securities .............. 22,974,252 Income Discount Rate 8% —
Preferred Stocks
(b)
............................ 570,243,076 Market Revenue Multiple 1.05x – 27.78x 10.39x
Volatility 37% – 90% 61%
Time to Exit 1.0 – 5.0 years 2.9 years
Gross Profit Multiple 12.50x —
Direct Profit Multiple 4.50x —
EBITDA Multiple 8.50x – 15.75x 13.50x
EBITDAR Multiple 11.25x —
Market Adjustment
Multiple
0.60x – 1.10x 0.92x
Income Discount Rate 4% – 17% 11%
Warrants .................................. 30,599,445 Market Revenue Multiple 3.75x – 10.00x 8.38x
Volatility 33% – 80% 59%
Time to Exit 0.3 – 5.7 years 3.2 years
Discount for lack of
Marketability
10% —
Income Discount Rate 15% – 17% 15%
$ 2,375,596,762

Consolidated Statements of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 2,278,655,281 $ 56,100,300,063
Investments, at value — affiliated
(c)
........................................................................... 12,090,903 1,153,609,886
Cash .............................................................................................. 6,325,357 41,749,526
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 24,362,708
Futures contracts ..................................................................................... 10,434,820 176,287,699
Centrally cleared swaps ................................................................................. 6,818,000 376,344,573
Foreign currency, at value
(d)
................................................................................ 6,694,441 117,329,465
Receivables: – –
Investment s sold ..................................................................................... 20,892,771 592,594,491
Options written ....................................................................................... — 5,148,721
Securities lending income — affiliated ....................................................................... — 142,100
Swaps   ........................................................................................... — 7,093,797
TBA sale commitments ................................................................................. — 4,753,085,786
Capital shares sold .................................................................................... 18,103,426 69,285,183
Tax reclaims ........................................................................................ — 25,997
Dividends — unaffiliated ................................................................................ 13,750 552,082
Dividends — affiliated .................................................................................. 18,073 2,133,791
Interest — unaffiliated .................................................................................. 9,609,033 504,835,118
From the Manager .................................................................................... 177,478 —
Variation margin on futures contracts ........................................................................ 202,603 9,220,495
Variation margin on centrally cleared swaps ................................................................... 415,004 9,876,795
Swap premiums paid .................................................................................... — 59,819,643
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 106,087 76,322,066
OTC swaps ......................................................................................... — 39,742,185
Unfunded floating rate loan interests ........................................................................ — 473,093
Unfunded commitments ................................................................................. — 3,282,032
Prepaid e xpenses ...................................................................................... 85,690 733,885
Other assets .......................................................................................... — 4,451
Total a ssets ..........................................................................................
2,370,642,717 64,124,355,631
LIABILITIES
Cash received:
Collateral — repurchase agreements ........................................................................ — 300,000
Collateral — OTC derivatives ............................................................................. — 95,747,504
Collateral — TBA commitments ............................................................................ 1,820,000 115,183,144
Borrowed bonds, at value
(e)
................................................................................ — 275,833,780
Collateral on securities loaned .............................................................................. — 424,619,295
Options written, at value
(f)
................................................................................. 252,496 97,776,675
TBA sale commitments, at value
(g)
........................................................................... — 4,800,815,820
Reverse repurchase agreements, at value ...................................................................... 290,136,739 —

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025

Consolidated Statements of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Payables: – –
Investments purchased ................................................................................. 232,593,095 14,937,606,765
Swaps   ........................................................................................... 1,083 2,142,237
Bank borrowings ..................................................................................... — 154,646,645
Accounting services fees ................................................................................ 27,130 416,409
Dividends on short sales ................................................................................ — 204,193
Administration fees .................................................................................... 58,857 1,769,397
Capital shares redeemed ................................................................................ 7,578,194 85,584,274
Custodian fees ....................................................................................... 8,657 303,946
Deferred capital gain tax ................................................................................ — 293,121
Income dividend distributions ............................................................................. 1,174,795 13,746,223
Interest expense ..................................................................................... 1,882 53,765,628
Investment advisory fees ................................................................................ 331,865 15,341,863
Trustees' and Officer's fees .............................................................................. 1,913 949,473
Other affiliate fees .................................................................................... 2,364 49,372
Professional fees ..................................................................................... 4,755 557,962
Registration fees ..................................................................................... 3,440 —
Service and distribution fees .............................................................................. 74,640 279,547
Transfer agent fees ................................................................................... 798,950 7,827,605
Other accrued expenses ................................................................................ 32,031 470,937
Variation margin on futures contracts ........................................................................ 1,617,786 22,334,906
Swap premiums received ................................................................................. — 46,921,913
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 966,079 340,272,757
OTC swaps ......................................................................................... — 93,043,266
Unfunded floating rate loan interests ........................................................................ — 90,878
Total li abilities .........................................................................................
537,486,751 21,588,895,535
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,833,155,966 $ 42,535,460,096
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,245,648,408 $ 44,911,691,403
Accumulated loss ...................................................................................... (412,492,442) (2,376,231,307)
NET ASSETS .........................................................................................
$ 1,833,155,966 $ 42,535,460,096
(a)
  Investments, at cost — unaffiliated ................................................................... $ 2,325,421,801 $ 55,072,775,087
(b)
  Securities loaned, at value ........................................................................ $ — $ 417,883,530
(c)
  Investments, at cost — affiliated ..................................................................... $ 12,357,284 $ 1,112,614,304
(d)
  Foreign currency, at cost ......................................................................... $ 6,669,748 $ 122,688,292
(e)
  Proceeds received from borrowed bonds ............................................................... $ — $ 299,666,160
(f)
  Premiums received ............................................................................. $ 707,796 $ 112,543,602
(g)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 4,753,085,786

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,038,093,106 $ 27,226,194,337
Shares outstanding ...................................................................................
105,443,305 2,811,225,820
Net asset value .....................................................................................
$ 9.85 $ 9.68
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 253,921,847 $ 882,823,146
Shares outstanding ...................................................................................
26,558,417 91,196,189
Net asset value .....................................................................................
$ 9.56 $ 9.68
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 14,434,350 $ 77,740,107
Shares outstanding ...................................................................................
1,586,872 8,032,228
Net asset value .....................................................................................
$ 9.10 $ 9.68
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 526,706,663 $ 14,348,702,506
Shares outstanding ...................................................................................
54,316,322 1,480,491,751
Net asset value .....................................................................................
$ 9.70 $ 9.69
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Consolidated Statements of Operations
(unaudited)

Six Months Ended June 30, 2025

Consolidated Statements of Operations
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ — $ 15,667,752
Dividends — affiliated ............................................................................... 291,324 30,620,650
Interest — unaffiliated ............................................................................... 50,216,807 1,130,640,795
Securities lending income — affiliated — net ............................................................... — 1,622,470
Other income — affiliated ............................................................................ — 14,612
Foreign taxes withheld .............................................................................. — (3,388,213)
Foreign withholding tax claims ......................................................................... — 110,431
Total investment income ...............................................................................
50,508,131 1,175,288,497
EXPENSES
Investment advisory ................................................................................ 2,205,529 92,074,932
Transfer agent — class specific ........................................................................ 1,404,756 12,214,473
Service and distribution — class specific .................................................................. 396,576 1,483,866
Administration ................................................................................... 355,461 6,375,251
Administration — class specific ........................................................................ 179,661 4,080,738
Accounting services ................................................................................ 69,747 1,207,624
Registration ..................................................................................... 51,469 183,367
Professional ..................................................................................... 49,945 909,103
Printing and postage ............................................................................... 25,653 68,539
Custodian ....................................................................................... 18,425 926,933
Trustees and Officer ................................................................................ 13,600 269,269
Miscellaneous .................................................................................... 29,336 967,137
Total expenses excluding interest expense ...................................................................
4,800,158 120,761,232
Interest expense .................................................................................. 5,754,638 12,895,982
Total e xpenses .....................................................................................
10,554,796 133,657,214
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (179,661) (442)
Fees waived and/or reimbursed by the Manager ............................................................. (211,526) (1,395,467)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (1,082,031) —
Total ex penses after fees waived and/or reimbursed ............................................................
9,081,578 132,261,305
Net investment income ................................................................................
41,426,553 1,043,027,192
REALIZED AND UNREALIZED GAIN (LOSS) $ 43,191,262 $ 835,691,574
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ $ (20,429,921) $ (201,011,697)
Investments — affiliated ........................................................................... — (3,687,528)
Borrowed bonds ................................................................................ — (69,908)
Forward foreign currency exchange contracts ............................................................. (3,112,476) (1,032,130,388)
Foreign currency transactions ....................................................................... (95,655) (34,982,764)
Futures contracts ................................................................................ 3,747,503 219,315,978
Options written ................................................................................. 1,398,407 104,670,077
Swaps   ...................................................................................... (870,233) (80,826,476)
(19,362,375) (1,028,722,706)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................ 67,252,144 2,189,044,299
Investments — affiliated ........................................................................... 100,884 13,905,785
Borrowed bonds ................................................................................ — (13,867,306)
Forward foreign currency exchange contracts ............................................................. (1,638,202) (464,304,773)
Foreign currency translations ........................................................................ 293,816 8,027,393
Futures contracts ................................................................................ (6,662,873) (201,467,518)
Options written ................................................................................. 249,550 59,833,361
Swaps   ...................................................................................... 2,958,317 273,360,964
Unfunded floating rate loan interests ................................................................... — 296,676
Unfunded commitments ........................................................................... — (414,600)
62,553,636 1,864,414,281
Net realized and unrealized gain .........................................................................
43,191,261 835,691,575
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 84,617,814 $ 1,878,718,767
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ — $ (4,865,085)
(b)
  Net of reduction in deferred capital gain tax of ...............................................................
$ — $ 1,012,423

Consolidated Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 41,426,553 $ 69,329,430 $ 1,043,027,192 $ 2,035,033,886
Net realized gain (loss) ............................................ (19,362,375) (71,758,009) (1,028,722,706) 511,404,495
Net change in unrealized appreciation (depreciation) ........................ 62,553,636 39,553,836 1,864,414,281 (553,878,431)
Net increase in net assets resulting from operations ...........................
84,617,814 37,125,257 1,878,718,767 1,992,559,950
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (22,408,402) (39,823,064) (622,560,159) (1,174,813,848)
Investor A .................................................... (5,331,763) (10,197,756) (19,472,070) (42,048,463)
Investor C .................................................... (252,797) (590,600) (1,500,309) (3,316,554)
Class K ...................................................... (11,334,810) (19,557,603) (330,338,808) (596,210,527)
Decrease in net assets resulting from distributions to shareholders .................
(39,327,772) (70,169,023) (973,871,346) (1,816,389,392)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(17,996,159) (301,609,791) 1,605,543,962 3,742,070,388
NET ASSETS
Total increase (decrease) in net assets ................................... 27,293,883 (334,653,557) 2,510,391,383 3,918,240,946
Beginning of period ................................................
1,805,862,083 2,140,515,640 40,025,068,713 36,106,827,767
End of period ....................................................
$ 1,833,155,966 $ 1,805,862,083 $ 42,535,460,096 $ 40,025,068,713
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Statements of Cash Flows
(unaudited)

Six Months Ended June 30, 2025

Consolidated Statements of Cash Flows
See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
CASH PROVIDED BY OPERATING ACTIVITIES –
Net increase in net assets resulting from operations ............................................................................... $ 84,617,814
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities: —
Proceeds from sales of long-term investments ................................................................................. 2,234,638,145
Purchases of long-term investments ....................................................................................... (2,232,201,375)
Net proceeds from sales of short-term securities ............................................................................... 789,294
Amortization of premium and accretion of discount on investments ................................................................... (34,642,287)
Premiums received from options written ..................................................................................... 961,367
Net realized (gain) loss on investments and options written ........................................................................ 19,031,514
Net unrealized (appreciation) depreciation on investments , options written , swaps , forward foreign currency exchange contracts and foreign currency translations ... (66,258,192)
(Increase) Decrease in Assets:
Receivables: —
Dividends — affiliated ............................................................................................... 11,238
Interest — unaffiliated ............................................................................................... (724,773)
From the Manager .................................................................................................. 2,588
Variation margin on futures contracts ..................................................................................... (88,228)
Variation margin on centrally cleared swaps ................................................................................. (415,004)
Prepaid expenses .................................................................................................... 5,761
Increase (Decrease) in Liabilities: —
Cash received: —
Collateral — OTC derivatives .......................................................................................... (710,041)
Collateral — TBA commitments ......................................................................................... 1,820,000
Payables: —
Swaps .......................................................................................................... 1,083
Administration fees ................................................................................................. (2,903)
Service and distribution fees ........................................................................................... (7,049)
Interest expense   .................................................................................................. (629)
Interest expense and fees ............................................................................................ 7,579
Investment advisory fees ............................................................................................. (24,579)
Trustees' and Officer's fees ............................................................................................ 692
Other affiliates .................................................................................................... 163
Professional fees .................................................................................................. (60,360)
Variation margin on futures contracts ..................................................................................... 1,600,269
Variation margin on centrally cleared swaps ................................................................................. (214,494)
Other accrued expenses ............................................................................................. 82,913
Net cash provided by operating activities ......................................................................................
8,220,506
CASH PROVIDED BY FINANCING ACTIVITIES 2,626,452
Cash dividends paid to shareholders ......................................................................................... (614,004)
Payments on redemption of capital shares ..................................................................................... (341,341,251)
Proceeds from issuance of capital shares ..................................................................................... 275,566,507
Net borrowing of reverse repurchase agreements ................................................................................ 69,015,200
Net cash provided by financing activities ...................................................................................... 2,626,452
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations .................................................................................
130,866
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency ................................................................... 10,977,824
Restricted and unrestricted cash and foreign currency at beginning of period ..............................................................
19,294,794
Restricted and unrestricted cash and foreign currency at end of period .................................................................. $ 30,272,618
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense .................................................................................
$ 5,747,059
NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of dividends and distributions paid to shareholders .....................................................
$ 38,194,019

Consolidated Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock Inflation
Protected Bond
Portfolio
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH  AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES: 30,272,618
Cash ........................................................................................................... $ 6,325,357
Cash pledged: —
Futures contracts ................................................................................................. 10,434,820
Centrally cleared swaps ............................................................................................. 6,818,000
Foreign currency, at value ............................................................................................. 6,694,441
$ 30,272,618

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 9.60  $ 9.77  $ 9.76  $ 11.82  $ 11.91  $ 10.82
Net investment income
(a)
...................
0 .22  0 .35  0 .33  0 .76  0 .59  0 .16
Net realized and unrealized gain (loss) ..........
0 .24  ( 0 .17 ) 0 .02  ( 2 .06 ) 0 .08  1 .11
Net increase (decrease) from investment operations .. 0.46  0.18  0.35  (1.30) 0.67  1.27
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .21 ) ( 0 .35 ) ( 0 .33 ) ( 0 .66 ) ( 0 .58 ) ( 0 .18 )
From net realized gain ..................... —  —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................... —  —  ( 0 .01 ) —  —  —
Total distributions .......................... (0.21) (0.35) (0.34) (0.76) (0.76) (0.18)
Net asset value, end of period ................ $ 9.85  $ 9.60  $ 9.77  $ 9.76  $ 11.82  $ 11.91
Total Return
(c)
Based on net asset value .................... 4.85%
(d)
1.86% 3.63% (11.40)% 5.75% 11.75%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.17%
(f)
1.27% 1.01% 0.75%
(g)
0.56%
(h)
0.61%
Total expenses after fees waived and/or reimbursed ..
0.98%
(f)
1.09% 0.85% 0.62%
(g)
0.39%
(h)
0.43%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.34%
(f)
0.34% 0.35% 0.40%
(g)
0.38%
(h)
0.34%
Net investment income .....................
4.64%
(f)
3.56% 3.39% 7.14% 4.92% 1.39%
Supplemental Data
Net assets, end of period (000) ................ $ 1,038,093  $ 1,026,554  $ 1,200,730  $ 1,524,659  $ 2,093,224  $ 1,260,218
Portfolio turnover rate
(i)
...................... 101% 227% 197% 293% 246% 330%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
70% 172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 9.32  $ 9.49  $ 9.48  $ 11.50  $ 11.60  $ 10.55
Net investment income
(a)
...................
0 .21  0 .31  0 .30  0 .70  0 .55  0 .13
Net realized and unrealized gain (loss) ..........
0 .23  ( 0 .16 ) 0 .02  ( 2 .00 ) 0 .07  1 .08
Net increase (decrease) from investment operations .. 0.44  0.15  0.32  (1.30) 0.62  1.21
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .20 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) ( 0 .54 ) ( 0 .16 )
From net realized gain ..................... —  —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................... —  —  ( 0 .01 ) —  —  —
Total distributions .......................... (0.20) (0.32) (0.31) (0.72) (0.72) (0.16)
Net asset value, end of period ................ $ 9.56  $ 9.32  $ 9.49  $ 9.48  $ 11.50  $ 11.60
Total Return
(c)
Based on net asset value .................... 4.69%
(d)
1.61% 3.45% (11.71)% 5.45% 11.53%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.51%
(f)
1.57% 1.27% 1.05%
(g)
0.80%
(h)
0.93%
Total expenses after fees waived and/or reimbursed ..
1.23%
(f)
1.34% 1.10% 0.86%
(g)
0.63%
(h)
0.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.59%
(f)
0.59% 0.60% 0.65%
(g)
0.62%
(h)
0.59%
Net investment income .....................
4.38%
(f)
3.30% 3.17% 6.80% 4.73% 1.18%
Supplemental Data
Net assets, end of period (000) ................ $ 253,922  $ 264,215  $ 334,368  $ 441,529  $ 478,357  $ 457,665
Portfolio turnover rate
(i)
...................... 101% 227% 197% 293% 246% 330%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
70% 172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 8.87  $ 9.04  $ 9.06  $ 11.01  $ 11.12  $ 10.17
Net investment income
(a)
...................
0 .16  0 .23  0 .22  0 .61  0 .44  0 .01
Net realized and unrealized gain (loss) ..........
0 .22  ( 0 .15 ) 0 .01  ( 1 .93 ) 0 .08  1 .07
Net increase (decrease) from investment operations .. 0.38  0.08  0.23  (1.32) 0.52  1.08
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .15 ) ( 0 .25 ) ( 0 .24 ) ( 0 .53 ) ( 0 .45 ) ( 0 .13 )
From net realized gain ..................... —  —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................... —  —  ( 0 .01 ) —  —  —
Total distributions .......................... (0.15) (0.25) (0.25) (0.63) (0.63) (0.13)
Net asset value, end of period ................ $ 9.10  $ 8.87  $ 9.04  $ 9.06  $ 11.01  $ 11.12
Total Return
(c)
Based on net asset value .................... 4.32%
(d)
0.92% 2.56% (12.35)% 4.73% 10.64%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
2.08%
(f)
2.17% 1.93% 1.70%
(g)
1.51%
(h)
1.57%
Total expenses after fees waived and/or reimbursed ..
1.98%
(f)
2.09% 1.85% 1.61%
(g)
1.39%
(h)
1.43%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.34%
(f)
1.34% 1.35% 1.40%
(g)
1.38%
(h)
1.34%
Net investment income .....................
3.58%
(f)
2.55% 2.40% 6.15% 3.95% 0.06%
Supplemental Data
Net assets, end of period (000) ................ $ 14,434  $ 16,102  $ 26,278  $ 40,543  $ 50,488  $ 29,358
Portfolio turnover rate
(i)
...................... 101% 227% 197% 293% 246% 330%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
70% 172% 145% 235% 246% 319%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 9.46  $ 9.62  $ 9.61  $ 11.64  $ 11.73  $ 10.65
Net investment income
(a)
...................
0 .22  0 .35  0 .33  0 .73  0 .59  0 .17
Net realized and unrealized gain (loss) ..........
0 .23  ( 0 .16 ) 0 .02  ( 2 .01 ) 0 .08  1 .09
Net increase (decrease) from investment operations .. 0.45  0.19  0.35  (1.28) 0.67  1.26
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .21 ) ( 0 .35 ) ( 0 .33 ) ( 0 .65 ) ( 0 .58 ) ( 0 .18 )
From net realized gain ..................... —  —  —  ( 0 .10 ) ( 0 .18 ) —
Return of capital ......................... —  —  ( 0 .01 ) —  —  —
Total distributions .......................... (0.21) (0.35) (0.34) (0.75) (0.76) (0.18)
Net asset value, end of period ................ $ 9.70  $ 9.46  $ 9.62  $ 9.61  $ 11.64  $ 11.73
Total Return
(c)
Based on net asset value .................... 4.80%
(d)
1.98% 3.67% (11.38)% 5.80% 11.85%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.98%
(f)
1.09% 0.85% 0.61%
(g)
0.38%
(h)
0.43%
Total expenses after fees waived and/or reimbursed ..
0.93%
(f)
1.04% 0.80% 0.56%
(g)
0.33%
(h)
0.38%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.29%
(f)
0.29% 0.30% 0.35%
(g)
0.33%
(h)
0.29%
Net investment income .....................
4.71%
(f)
3.62% 3.43% 7.06% 5.03% 1.48%
Supplemental Data
Net assets, end of period (000) ................ $ 526,707  $ 498,990  $ 579,140  $ 677,942  $ 717,937  $ 460,370
Portfolio turnover rate
(i)
...................... 101% 227% 197% 293% 246% 330%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
70% 172% 145% 235% 246% 319%

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Amount is greater than $(0.005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months
Ended
06/30/25
(unaudited)
(a)
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of period ........
$ 9.48  $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Net investment income
(b)
................
0 .24  0 .50  0 .45  0 .29  0 .23  0 .26
Net realized and unrealized gain (loss) .......
0 .18  ( 0 .00 )
(c)
0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations 0.42  0.50  0.65  (0.57) 0.10  0.70
Distributions
(d)
– – – – – –
From net investment income ............. ( 0 .22 ) ( 0 .45 ) ( 0 .38 ) ( 0 .34 ) ( 0 .22 ) ( 0 .30 )
From net realized gain .................. —  —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ...................... —  —  ( 0 .04 ) —  —  —
Total distributions ....................... (0.22) (0.45) (0.42) (0.38) (0.32) (0.30)
Net asset value, end of period ............. $ 9.68  $ 9.48  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Total Return
(e)
Based on net asset value ................. 4.64%
(f) (g)
5.41%
(g)
7.26% (5.64)%
(g)
0.96% 7.21%
Ratios to Average Net Assets
(h)
Total expen ses ........................
0.68%
(i)
0.70% 0.76% 0.70% 0.68% 0.73%
Total expenses after fees waived and/or reimbursed
0.67%
(i)
0.70% 0.75% 0.69% 0.68% 0.72%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding
taxes .............................
0.61%
(i)
0.61% 0.62% 0.60% 0.61% 0.60%
Net investment income ..................
5.09%
(i)
5.32% 4.89% 3.02% 2.23% 2.62%
Supplemental Data
Net assets, end of period (000) ............. $ 27,226,194  $ 25,702,729  $ 23,850,574  $ 27,215,944  $ 33,577,122  $ 25,026,882
Portfolio turnover rate
(j)
................... 498%
(k)
1,117%
(k)
1,005%
(k)
894% 1,155% 1,515%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
308% 714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months
Ended
06/30/25
(unaudited)
(a)
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of period .........
$ 9.47  $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Net investment income
(b)
.................
0 .23  0 .48  0 .43  0 .26  0 .20  0 .23
Net realized and unrealized gain (loss) ........
0 .19  ( 0 .02 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations 0.42  0.46  0.63  (0.60) 0.07  0.67
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .21 ) ( 0 .42 ) ( 0 .36 ) ( 0 .31 ) ( 0 .19 ) ( 0 .27 )
From net realized gain ................... —  —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ....................... —  —  ( 0 .04 ) —  —  —
Total distributions ........................ (0.21) (0.42) (0.40) (0.35) (0.29) (0.27)
Net asset value, end of period .............. $ 9.68  $ 9.47  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Total Return
(d)
Based on net asset value .................. 4.50%
(e) (f)
5.03%
(f)
7.00% (5.91)%
(f)
0.67% 6.90%
Ratios to Average Net Assets
(g)
Total expen ses .........................
0.95%
(h)
0.96% 1.01% 0.98% 0.97% 1.02%
Total expenses after fees waived and/or reimbursed
0.94%
(h)
0.95% 1.01% 0.97% 0.97% 1.01%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
0.88%
(h)
0.87% 0.87% 0.88% 0.90% 0.89%
Net investment income ...................
4.82%
(h)
5.06% 4.64% 2.73% 1.96% 2.34%
Supplemental Data
Net assets, end of period (000) .............. $ 882,823  $ 880,498  $ 1,001,600  $ 1,118,485  $ 1,387,829  $ 1,583,745
Portfolio turnover rate
(i)
.................... 498%
(j)
1,117%
(j)
1,005%
(j)
894% 1,155% 1,515%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
308% 714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months
Ended
06/30/25
(unaudited)
(a)
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of period .........
$ 9.47  $ 9.43  $ 9.20  $ 10.14  $ 10.36  $ 9.96
Net investment income
(b)
.................
0 .19  0 .41  0 .36  0 .19  0 .13  0 .16
Net realized and unrealized gain (loss) ........
0 .20  ( 0 .02 ) 0 .20  ( 0 .85 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations 0.39  0.39  0.56  (0.66) —  0.60
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .18 ) ( 0 .35 ) ( 0 .30 ) ( 0 .24 ) ( 0 .12 ) ( 0 .20 )
From net realized gain ................... —  —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ....................... —  —  ( 0 .03 ) —  —  —
Total distributions ........................ (0.18) (0.35) (0.33) (0.28) (0.22) (0.20)
Net asset value, end of period .............. $ 9.68  $ 9.47  $ 9.43  $ 9.20  $ 10.14  $ 10.36
Total Return
(d)
Based on net asset value .................. 4.13%
(e) (f)
4.27%
(f)
6.23% (6.48)%
(f)
(0.04)% 6.14%
Ratios to Average Net Assets
(g)
Total expen ses .........................
1.67%
(h)
1.69% 1.74% 1.70% 1.68% 1.75%
Total expenses after fees waived and/or reimbursed
1.66%
(h)
1.68% 1.73% 1.69% 1.67% 1.74%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
1.60%
(h)
1.60% 1.60% 1.60% 1.61% 1.62%
Net investment income ...................
4.11%
(h)
4.34% 3.90% 1.97% 1.25% 1.59%
Supplemental Data
Net assets, end of period (000) .............. $ 77,740  $ 84,318  $ 97,046  $ 129,029  $ 200,734  $ 247,844
Portfolio turnover rate
(i)
.................... 498%
(j)
1,117%
(j)
1,005%
(j)
894% 1,155% 1,515%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
308% 714% 728% 673% 755% 1,030%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months
Ended
06/30/25
(unaudited)
(a)
Year Ended
12/31/24
(a)
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Net asset value, beginning of period .........
$ 9.48  $ 9.44  $ 9.21  $ 10.16  $ 10.38  $ 9.98
Net investment income
(b)
.................
0 .24  0 .51  0 .46  0 .30  0 .24  0 .27
Net realized and unrealized gain (loss) ........
0 .20  ( 0 .01 ) 0 .20  ( 0 .86 ) ( 0 .13 ) 0 .44
Net increase (decrease) from investment operations 0.44  0.50  0.66  (0.56) 0.11  0.71
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .23 ) ( 0 .46 ) ( 0 .39 ) ( 0 .35 ) ( 0 .23 ) ( 0 .31 )
From net realized gain ................... —  —  —  ( 0 .04 ) ( 0 .10 ) —
Return of capital ....................... —  —  ( 0 .04 ) —  —  —
Total distributions ........................ (0.23) (0.46) (0.43) (0.39) (0.33) (0.31)
Net asset value, end of period .............. $ 9.69  $ 9.48  $ 9.44  $ 9.21  $ 10.16  $ 10.38
Total Return
(d)
Based on net asset value .................. 4.68%
(e) (f)
5.39%
(f)
7.36% (5.56)%
(f)
1.05% 7.29%
Ratios to Average Net Assets
(g)
Total expen ses .........................
0.59%
(h)
0.61% 0.67% 0.61% 0.59% 0.65%
Total expenses after fees waived and/or reimbursed
0.58%
(h)
0.61% 0.66% 0.60% 0.59% 0.63%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense
and professional fees for foreign withholding taxes
0.52%
(h)
0.53% 0.53% 0.51% 0.52% 0.52%
Net investment income ...................
5.18%
(h)
5.41% 5.02% 3.14% 2.33% 2.71%
Supplemental Data
Net assets, end of period (000) .............. $ 14,348,703  $ 13,357,524  $ 11,157,608  $ 9,296,084  $ 9,940,850  $ 8,585,689
Portfolio turnover rate
(i)
.................... 498%
(j)
1,117%
(j)
1,005%
(j)
894% 1,155% 1,515%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
308% 714% 728% 673% 755% 1,030%

Notes to Consolidated Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfy, regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $6,413,089, which is 0.3% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Inflation Protected Bond Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Inflation Protected Bond, except that the Inflation Protected Bond Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfy, regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $167,788,892, which is 0.4% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Strategic Income Opportunities Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Strategic Income Opportunities Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $45,725,919 which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. SIO Neptunite 2023-2 LLC is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to three-month Secured Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on July 6, 2025 unless extended or renewed. SIO
Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

During the period, SIO Neptunite 2023-2 paid the upfront fee associated with the agreement. The upfront fees and interest associated with the agreement are included in the
Consolidated Statements of Operations as interest expense and fees, if any. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated
Statements of Assets and Liabilities as bank borrowings. For six months ended June 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC’s credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries and SIO Neptunite 2023-2 LLC the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic Income Opportunities. The Taxable
Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated
Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of June 30, 2025, if any, are disclosed in the
Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the
Taxable Subsidiary as of period end were $48,006,059, which is 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2023-2 ........................................................... $ 155,159,070 $ 146,851,027 5 . 52%

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiary, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the  trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each
Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities
and Consolidated Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded commitments:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities
CoreWeave Compute Acquisition Co. III LLC, Delayed Draw 1st
Lien Term Loan .................................. $ 24,901,147 $ 24,527,630 $ 24,622,254 $ 94,624
Strategic Income
Opportunities CTP-02 Propco LLC ............................... 12,940,437 12,570,470 12,931,608 361,138
Strategic Income
Opportunities Eleda Management AB, Delayed Draw 1st Lien Term Loan ..... 405,229 476,308 478,003 1,695
Strategic Income
Opportunities Findango Mezz Rev, 1st Lien Term Loan ................. 26,250,000 30,921,188 30,921,188 –
Strategic Income
Opportunities Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 5,243,956 6,168,457 6,173,741 5,284
Strategic Income
Opportunities Houston Center, Delayed Draw 1st Lien Term Loan .......... 1,166,692 1,080,474 1,082,837 2,363
Strategic Income
Opportunities HP LQ Investment LP, 1st Lien Term Loan ................ 3,465,051 3,465,051 3,465,051 –
Strategic Income
Opportunities Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 828,557 827,522 827,265 (257)
Strategic Income
Opportunities Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 3,239,808 3,239,808 3,158,813 (80,995)
Strategic Income
Opportunities Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 34,568 34,395 34,525 130
Strategic Income
Opportunities Savor Acquisition, Inc., Delayed Draw 1st Lien Term Loan ..... 82,102 82,102 82,538 436
Strategic Income
Opportunities Seashell Bidco SL, Delayed Draw Facility 1st Lien Term Loan B . 6,810,075 8,021,927 8,012,301 (9,626)
Strategic Income
Opportunities Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 1,187,656 1,184,687 1,192,110 7,423
$ 382,215
Fund Name Investment Name Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-1 ............ $ 6,150,147 $ 6,150,147 $ 6,521,550 $ 371,403
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-2 ............ 29,771,087 29,771,087 32,681,716 2,910,629
$ 3,282,032

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2025 , Strategic Income Opportunities had outstanding commitments of $106,646,897.
These commitments are not included in the net assets of Strategic Income Opportunities as of June 30, 2025.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated  Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated  Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
Fund Name
Average
Amount Outstanding
Weighted
Average Interest
Rates
Inflation Protected Bond ........................................................................... $ 245,219,569 4.40%

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the
Consolidated  Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
Barclays Capital, Inc. ......................... $ (13,066,611) $ 13,055,628 $ — $ (10,983)
BNP Paribas SA ............................ (27,629,665) 27,629,665 — —
HSBC Securities (USA), Inc. .................... (153,733,537) 152,507,519 — (1,226,018)
U.S. Bancorp Investments, Inc. .................. (95,706,926) 95,706,926 — —
$ (290,136,739) $ 288,899,738 $ — $ (1,237,001)
(a)
Collateral with a value of $288,917,458 has been pledged in connection with open reverse repurchase agreements.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 42,172,286 $ (42,616,604) $ (444,318) $ — $ — $ — $ — $ — $ (444,318)
Barclays Capital, Inc. ............ 14,393,402 (14,554,777) (161,375) — — — — — (161,375)
BNP Paribas SA ............... 84,529,720 (84,762,305) (232,585) — — — — — (232,585)
BofA Securities, Inc. ............. 29,076,450 (28,086,904) 989,546 — — — — — 989,546
Deutsche Bank AG .............. 2,482,980 (2,495,760) (12,780) — — — — — (12,780)
Goldman Sachs & Co. LLC ........ 7,501,200 (7,811,469) (310,269) — — — — — (310,269)
Goldman Sachs International ....... 3,138,157 (3,152,646) (14,489) — — — — — (14,489)
J.P. Morgan Securities LLC ........ 13,479,150 (13,501,177) (22,027) — — — — — (22,027)
J.P. Morgan Securities plc ......... 20,187,157 (20,327,097) (139,940) — — — — — (139,940)
Nomura Securities International, Inc. .. 2,032,498 (2,102,385) (69,887) — — — — — (69,887)
RBC Capital Markets LLC ......... 29,591,333 (29,938,630) (347,297) — — — — — (347,297)
RBC Europe Ltd. ............... 28,415,982 (28,787,431) (371,449) — — 371,449 — 371,449 —
$ 277,000,315 $ (278,137,185) $ (1,136,870) $ — $ — $ 371,449 $ — $ 371,449 $ (765,421)
...........................................
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $2,303,405 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with
As of period end, the following table is a summary of the Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Strategic Income Opportunities
BNP Paribas SA ............................. $ 1,019,900 $ (1,014,951) $ — $ 4,949
BofA Securities, Inc. ........................... 152,795,974 (152,795,974) — —
Citigroup Global Markets, Inc. .................... 8,765,725 (8,765,725) — —
Goldman Sachs & Co. LLC ...................... 58,933,199 (58,933,199) — —
J.P. Morgan Securities LLC ...................... 58,092,635 (58,092,635) — —
Jefferies LLC ............................... 1,214,774 (1,214,774) — —
Mizuho Securities USA LLC ..................... 56,785,262 (56,785,262) — —
Morgan Stanley .............................. 1,895,943 (1,895,943) — —
Toronto-Dominion Bank ........................ 40,113,064 (40,113,064) — —
UBS Securities LLC ........................... 38,267,054 (38,267,054) — —
$ 417,883,530 $ (417,878,581) $ — $ 4,949
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct economic investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”)
related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $3 billion ..................................................................................................... 0.240
$3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  June 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 321,377 $ 75,199 $ 396,576
Strategic Income Opportunities ....................................................................... 1,085,669 398,197 1,483,866
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 101,786 $ 25,710 $ 1,504 $ 50,661 $ 179,661
Strategic Income Opportunities ...................................................... 2,620,383 86,854 7,964 1,365,537 4,080,738
Fund Name Institutional
Inflation Protected Bond ..................................................................................................... $ 123,448
Strategic Income Opportunities ................................................................................................ 201,515
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 1,554 $ 4,264 $ 585 $ 1,299 $ 7,702
Strategic Income Opportunities ...................................................... 23,291 6,305 1,584 11,899 43,079
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 1,016,988 $ 361,606 $ 7,690 $ 18,472 $ 1,404,756
Strategic Income Opportunities ...................................................... 11,572,743 474,254 30,719 136,757 12,214,473
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 1,464
Strategic Income Opportunities ............................................................................................... 8,566

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the six months ended June 30, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ 99 $ 21
Strategic Income Opportunities .................................................................................... 8,315 3,103
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 2,248
Strategic Income Opportunities ............................................................................................... 398,501
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 8,752
Strategic Income Opportunities ............................................................................................... 996,966
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0.34% 0.59% 1.34% 0.29%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 200,526
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 101,786 $ 762,287
Investor A ..................................................................................... 25,710 297,337
Investor C ..................................................................................... 1,504 3,935
Class K ...................................................................................... 50,661 18,472
$ 179,661 $ 1,082,031
Strategic Income Opportunities
Investor A ..................................................................................... 442 —
$ 442 $ —

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Strategic Income Opportunities retains a portion of the securities lending income and remits the remaining portion to
BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statement of
Operations. For the six months ended June 30, 2025,Strategic Income Opportunities paid BIM $331,509 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
Other Transactions: During the six months ended June 30, 2025, Strategic Income Opportunities received a reimbursement of $14,612 from an affiliate, which is included in payment by affiliate in the Consolidated Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 2,293,996,161 $ 2,163,949,378 $ 70,090,934 $ 61,435,905
Strategic Income Opportunities ............................................ 212,878,948,975 208,336,823,332 28,055,787,880 26,880,358,413
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 691,768,169 $ 692,352,208
Strategic Income Opportunities ............................................................................ 89,515,456,681 89,540,679,862

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ Consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these Consolidated financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Nd support f
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the
Fund Name
Non-Expiring
Capital Loss
Carryforward
Inflation Protected Bond ................................................................................................ $ (234,444,552)
Strategic Income Opportunities ........................................................................................... (2,283,049,963)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 2,447,594,587 $ – $ (161,107,163) $ (161,107,163)
Strategic Income Opportunities ........................................ 56,250,576,753 2,937,749,453 (2,136,044,622) 801,704,831

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
16,402,272 $ 160,289,743 28,239,044 $ 275,086,374
Shares issued in reinvestment of distributions .....................
2,187,227 21,547,854 4,004,521 38,732,309
Shares redeemed ......................................
(20,081,319) (196,079,019) (48,260,866) (469,047,932)
(1,491,820) $ (14,241,422) (16,017,301) $ (155,229,249)
Investor A
Shares sold and automatic conversion of shares ....................
2,585,162 $ 24,513,490 5,502,387 $ 52,025,118
Shares issued in reinvestment of distributions .....................
535,797 5,128,969 1,051,984 9,878,048
Shares redeemed ......................................
(4,903,774) (46,450,685) (13,452,178) (127,305,793)
(1,782,815) $ (16,808,226) (6,897,807) $ (65,402,627)
Investor C
Shares sold ..........................................
36,807 $ 331,590 72,666 $ 651,324
Shares issued in reinvestment of distributions .....................
26,210 238,768 62,578 558,183
Shares redeemed and automatic conversion of shares ...............
(291,625) (2,628,329) (1,226,193) (11,042,621)
(228,608) $ (2,057,971) (1,090,949) $ (9,833,114)
Class K
Shares sold ..........................................
10,387,559 $ 99,907,395 15,412,238 $ 147,728,265
Shares issued in reinvestment of distributions .....................
1,162,369 11,278,428 2,051,750 19,542,432
Shares redeemed ......................................
(10,006,864) (96,074,363) (24,908,103) (238,415,498)
1,543,064 $ 15,111,460 (7,444,115) $ (71,144,801)
(1,960,179) $ (17,996,159) (31,450,172) $ (301,609,791)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
420,800,501 $ 4,009,569,822 882,528,582 $ 8,326,362,484
Shares issued in reinvestment of distributions .....................
59,575,657 570,403,659 113,420,468 1,071,052,591
Shares redeemed ......................................
(381,807,725) (3,636,498,158) (811,473,767) (7,653,364,255)
98,568,433 $ 943,475,323 184,475,283 $ 1,744,050,820
Investor A
Shares sold and automatic conversion of shares ....................
9,581,406 $ 91,274,383 16,757,733 $ 158,183,804
Shares issued in reinvestment of distributions .....................
1,784,758 17,083,648 4,031,192 38,041,757
Shares redeemed ......................................
(13,135,633) (125,183,320) (34,040,130) (320,797,564)
(1,769,469) $ (16,825,289) (13,251,205) $ (124,572,003)
Investor C
Shares sold ..........................................
632,257 $ 6,025,094 1,683,237 $ 15,917,464
Shares issued in reinvestment of distributions .....................
150,477 1,439,780 340,293 3,209,852
Shares redeemed and automatic conversion of shares ...............
(1,654,982) (15,760,651) (3,413,151) (32,147,759)
(872,248) $ (8,295,777) (1,389,621) $ (13,020,443)
Class K
Shares sold ..........................................
139,837,696 $ 1,334,713,057 355,832,963 $ 3,354,836,142
Shares issued in reinvestment of distributions .....................
33,112,480 317,315,093 59,677,266 564,046,193
Shares redeemed ......................................
(101,170,789) (964,838,445) (188,634,478) (1,783,270,321)
71,779,387 $ 687,189,705 226,875,751 $ 2,135,612,014
167,706,103 $ 1,605,543,962 396,710,208 $ 3,742,070,388

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 8, 2025 (the “May
Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio”) and BlackRock Strategic Income Opportunities Portfolio (the “Strategic
Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Inflation Protected Bond Portfolio ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Inflation Protected Bond Portfolio’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Income Opportunities Portfolio ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Strategic Income Opportunities Portfolio’s underperformance relative to its
Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Inflation Protected Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Inflation Protected Bond Portfolio’s Expense Peers. The Board also noted that the
Inflation Protected Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Inflation Protected Bond
Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Inflation Protected Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Inflation Protected Bond Portfolio’s total expenses as a percentage of the Inflation Protected Bond Portfolio’s average daily net assets on a class-by-
class basis.
The Board noted that the Strategic Income Opportunities Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Income Opportunities Portfolio’s Expense Peers. The Board also noted
that the Strategic Income Opportunities Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic
Income Opportunities Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Income Opportunities Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Income Opportunities Portfolio’s total expenses as a percentage of the Strategic Income Opportunities
Portfolio’s average daily net assets on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and each of the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AMT Alternative Minimum Tax
AONIA AUD - 1D Overnight Reserve Bank of Australia Rate
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CABROVER Bank of Canada Overnight Rate Target
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CIBOR DKK - 1W Copenhagen Interbank Swap Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMBS Commercial Mortgage-Backed Securities
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CORRA CAD - 1D Overnight Bank of Canada Repo Rate
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
DESTR DKK - Denmark Short-Term Rate
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR EUR - 1D Euro Short Term Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR ZAR - 1M Johannesburg Interbank Agreed Rate
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NOWA NOK - Norwegian Overnight Weighted Average
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RAONON ZAR - 1D Rand Overnight Interest Rate Fixing
SSARON CHF - Swiss Average Rate O/N
SCA Svenska Cellulosa Aktiebolaget
SONIA GBP - 1D Sterling Overnight Index Average
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
STIBOR SEK - 1D Overnight Stockholm Interbank Offer Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities

Glossary of Terms Used in these Financial Statements
(continued)

Glossary of Terms Used in these Financial Statements
TIIEFONDEO MXN - Overnight TIIE Funding Rate
TN STIBOR SEK - TN Stockholm Interbank Offer Rate
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 22, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 22, 2025